UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199 (Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111Huntington Avenue Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant's telephone number, including area code: (617) 954-5000

Date of fiscal year end: May 31*

Date of reporting period: November 30, 2023

*This Form N-CSR pertains to the following series of the Registrant: MFS Aggressive Growth Allocation Fund, MFS Blended Research Growth Equity Fund, MFS Blended Research Small Cap Equity Fund, MFS Blended Research Value Equity Fund, MFS Blended Research Mid Cap Equity Fund, MFS Conservative Allocation Fund, MFS Emerging Markets Equity Fund, MFS Growth Allocation Fund, MFS International Diversification Fund, MFS International Growth Fund, MFS International Intrinsic Value Fund, MFS International Large Cap Value Fund, MFS Managed Wealth Fund, and MFS Moderate Allocation Fund. The remaining series of the Registrant have fiscal year ends other than May 31.

ITEM 1. REPORTS TO STOCKHOLDERS.

Item 1(a):

Semiannual Report
November 30, 2023
MFS® Asset Allocation Funds
MFS® Conservative Allocation Fund
MFS® Moderate Allocation Fund
MFS® Growth Allocation Fund
MFS® Aggressive Growth Allocation Fund
AAF-SEM

MFS® Asset Allocation Funds
Contact information	back cover
The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
MFS Conservative Allocation Fund
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	14.8%
MFS Inflation-Adjusted Bond Fund	9.8%
MFS Limited Maturity Fund	9.7%
MFS Government Securities Fund	9.7%
MFS Global Opportunistic Bond Fund	7.0%
MFS Value Fund	6.1%
MFS Research Fund	5.6%
MFS Growth Fund	5.5%
MFS Mid Cap Growth Fund	4.1%
MFS Mid Cap Value Fund	4.1%
MFS High Income Fund	4.0%
MFS Research International Fund	3.6%
MFS Global Real Estate Fund	2.1%
MFS Emerging Markets Debt Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Commodity Strategy Fund	1.9%
MFS International Intrinsic Value Fund	1.5%
MFS International Growth Fund	1.5%
MFS International Large Cap Value Fund	1.5%
MFS New Discovery Value Fund	1.0%
MFS New Discovery Fund	1.0%
Cash & Cash Equivalents	1.5%

Cash & Cash Equivalents includes the fund’s investments in MFS Institutional Money Market Portfolio, an underlying money market fund used for any strategic cash allocation and as a cash sweep vehicle. Cash & Cash Equivalents also includes other assets less liabilities.
Percentages are based on net assets as of November 30, 2023.
The portfolio is actively managed and current holdings may be different.

Portfolio Composition - continued
MFS Moderate Allocation Fund
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	9.6%
MFS Total Return Bond Fund	8.7%
MFS Value Fund	8.1%
MFS Research Fund	7.6%
MFS Growth Fund	7.5%
MFS Mid Cap Growth Fund	7.2%
MFS Mid Cap Value Fund	7.1%
MFS Inflation-Adjusted Bond Fund	6.8%
MFS Research International Fund	5.1%
MFS Global Opportunistic Bond Fund	4.9%
MFS High Income Fund	4.0%
MFS Global Real Estate Fund	3.1%
MFS Emerging Markets Debt Fund	3.0%
MFS Commodity Strategy Fund	2.8%
MFS International Intrinsic Value Fund	2.0%
MFS International Growth Fund	2.0%
MFS International Large Cap Value Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS New Discovery Value Fund	1.5%
MFS New Discovery Fund	1.5%
MFS International New Discovery Fund	1.0%
MFS Emerging Markets Equity Fund	1.0%
Cash & Cash Equivalents	1.5%

Cash & Cash Equivalents includes the fund’s investments in MFS Institutional Money Market Portfolio, an underlying money market fund used for any strategic cash allocation and as a cash sweep vehicle. Cash & Cash Equivalents also includes other assets less liabilities.
Percentages are based on net assets as of November 30, 2023.
The portfolio is actively managed and current holdings may be different.

Portfolio Composition - continued
MFS Growth Allocation Fund
Portfolio allocation
Portfolio holdings
MFS Value Fund	10.0%
MFS Research Fund	9.6%
MFS Growth Fund	9.5%
MFS Mid Cap Growth Fund	9.2%
MFS Mid Cap Value Fund	9.1%
MFS Research International Fund	7.0%
MFS Inflation-Adjusted Bond Fund	4.8%
MFS Global Real Estate Fund	4.1%
MFS High Income Fund	3.9%
MFS Commodity Strategy Fund	3.8%
MFS International Intrinsic Value Fund	3.0%
MFS International Growth Fund	3.0%
MFS International Large Cap Value Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Global Opportunistic Bond Fund	3.0%
MFS Total Return Bond Fund	2.7%
MFS International New Discovery Fund	2.0%
MFS New Discovery Value Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS New Discovery Fund	2.0%
MFS Emerging Markets Equity Fund	2.0%
Cash & Cash Equivalents	1.3%

Cash & Cash Equivalents includes the fund’s investments in MFS Institutional Money Market Portfolio, an underlying money market fund used for any strategic cash allocation and as a cash sweep vehicle. Cash & Cash Equivalents also includes other assets less liabilities.
Percentages are based on net assets as of November 30, 2023.
The portfolio is actively managed and current holdings may be different.

Portfolio Composition - continued
MFS Aggressive Growth Allocation Fund
Portfolio allocation
Portfolio holdings
MFS Value Fund	11.9%
MFS Growth Fund	11.5%
MFS Research Fund	10.5%
MFS Mid Cap Growth Fund	10.2%
MFS Mid Cap Value Fund	10.1%
MFS Research International Fund	7.9%
MFS Global Real Estate Fund	5.1%
MFS International Intrinsic Value Fund	5.0%
MFS International Growth Fund	5.0%
MFS International Large Cap Value Fund	5.0%
MFS Commodity Strategy Fund	4.8%
MFS International New Discovery Fund	4.0%
MFS Emerging Markets Equity Fund	3.0%
MFS New Discovery Value Fund	2.5%
MFS New Discovery Fund	2.5%
Cash & Cash Equivalents	1.0%

Cash & Cash Equivalents includes the fund’s investments in MFS Institutional Money Market Portfolio, an underlying money market fund used for any strategic cash allocation and as a cash sweep vehicle. Cash & Cash Equivalents also includes other assets less liabilities.
Percentages are based on net assets as of November 30, 2023.
The portfolio is actively managed and current holdings may be different.

Expense Tables
Fund expenses borne by the shareholders during the period,
June 1, 2023 through November 30, 2023
As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.
In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which each fund invests. Because the underlying funds have varied expenses and fee levels and each fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by each fund will vary. If these transactional and indirect costs were included, your costs would have been higher.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2023 through November 30, 2023.
Actual Expenses
The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Tables - continued
MFS CONSERVATIVE ALLOCATION FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/23	Ending Account Value 11/30/23	Expenses Paid During Period (p) 6/01/23-11/30/23
A	Actual	0.35%	$1,000.00	$1,030.59	$1.78
	Hypothetical (h)	0.35%	$1,000.00	$1,023.25	$1.77
B	Actual	1.09%	$1,000.00	$1,026.38	$5.52
	Hypothetical (h)	1.09%	$1,000.00	$1,019.55	$5.50
C	Actual	1.09%	$1,000.00	$1,026.38	$5.52
	Hypothetical (h)	1.09%	$1,000.00	$1,019.55	$5.50
I	Actual	0.10%	$1,000.00	$1,031.53	$0.51
	Hypothetical (h)	0.10%	$1,000.00	$1,024.50	$0.51
R1	Actual	1.09%	$1,000.00	$1,026.71	$5.52
	Hypothetical (h)	1.09%	$1,000.00	$1,019.55	$5.50
R2	Actual	0.60%	$1,000.00	$1,029.00	$3.04
	Hypothetical (h)	0.60%	$1,000.00	$1,022.00	$3.03
R3	Actual	0.35%	$1,000.00	$1,030.18	$1.78
	Hypothetical (h)	0.35%	$1,000.00	$1,023.25	$1.77
R4	Actual	0.10%	$1,000.00	$1,031.21	$0.51
	Hypothetical (h)	0.10%	$1,000.00	$1,024.50	$0.51
R6	Actual	0.03%	$1,000.00	$1,031.86	$0.15
	Hypothetical (h)	0.03%	$1,000.00	$1,024.85	$0.15
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables - continued
MFS MODERATE ALLOCATION FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/23	Ending Account Value 11/30/23	Expenses Paid During Period (p) 6/01/23-11/30/23
A	Actual	0.34%	$1,000.00	$1,042.81	$1.74
	Hypothetical (h)	0.34%	$1,000.00	$1,023.30	$1.72
B	Actual	1.09%	$1,000.00	$1,038.96	$5.56
	Hypothetical (h)	1.09%	$1,000.00	$1,019.55	$5.50
C	Actual	1.09%	$1,000.00	$1,038.59	$5.56
	Hypothetical (h)	1.09%	$1,000.00	$1,019.55	$5.50
I	Actual	0.09%	$1,000.00	$1,043.90	$0.46
	Hypothetical (h)	0.09%	$1,000.00	$1,024.55	$0.46
R1	Actual	1.09%	$1,000.00	$1,038.71	$5.56
	Hypothetical (h)	1.09%	$1,000.00	$1,019.55	$5.50
R2	Actual	0.59%	$1,000.00	$1,041.50	$3.01
	Hypothetical (h)	0.59%	$1,000.00	$1,022.05	$2.98
R3	Actual	0.34%	$1,000.00	$1,042.63	$1.74
	Hypothetical (h)	0.34%	$1,000.00	$1,023.30	$1.72
R4	Actual	0.09%	$1,000.00	$1,044.17	$0.46
	Hypothetical (h)	0.09%	$1,000.00	$1,024.55	$0.46
R6	Actual	0.02%	$1,000.00	$1,044.25	$0.10
	Hypothetical (h)	0.02%	$1,000.00	$1,024.90	$0.10
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables - continued
MFS GROWTH ALLOCATION FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/23	Ending Account Value 11/30/23	Expenses Paid During Period (p) 6/01/23-11/30/23
A	Actual	0.35%	$1,000.00	$1,058.33	$1.80
	Hypothetical (h)	0.35%	$1,000.00	$1,023.25	$1.77
B	Actual	1.10%	$1,000.00	$1,053.88	$5.65
	Hypothetical (h)	1.10%	$1,000.00	$1,019.50	$5.55
C	Actual	1.10%	$1,000.00	$1,053.93	$5.65
	Hypothetical (h)	1.10%	$1,000.00	$1,019.50	$5.55
I	Actual	0.10%	$1,000.00	$1,059.44	$0.51
	Hypothetical (h)	0.10%	$1,000.00	$1,024.50	$0.51
R1	Actual	1.10%	$1,000.00	$1,054.02	$5.65
	Hypothetical (h)	1.10%	$1,000.00	$1,019.50	$5.55
R2	Actual	0.60%	$1,000.00	$1,056.64	$3.08
	Hypothetical (h)	0.60%	$1,000.00	$1,022.00	$3.03
R3	Actual	0.35%	$1,000.00	$1,058.00	$1.80
	Hypothetical (h)	0.35%	$1,000.00	$1,023.25	$1.77
R4	Actual	0.10%	$1,000.00	$1,059.26	$0.51
	Hypothetical (h)	0.10%	$1,000.00	$1,024.50	$0.51
R6	Actual	0.02%	$1,000.00	$1,059.87	$0.10
	Hypothetical (h)	0.02%	$1,000.00	$1,024.90	$0.10
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables - continued
MFS AGGRESSIVE GROWTH ALLOCATION FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/23	Ending Account Value 11/30/23	Expenses Paid During Period (p) 6/01/23-11/30/23
A	Actual	0.38%	$1,000.00	$1,065.68	$1.96
	Hypothetical (h)	0.38%	$1,000.00	$1,023.10	$1.92
B	Actual	1.13%	$1,000.00	$1,062.03	$5.83
	Hypothetical (h)	1.13%	$1,000.00	$1,019.35	$5.70
C	Actual	1.13%	$1,000.00	$1,062.30	$5.83
	Hypothetical (h)	1.13%	$1,000.00	$1,019.35	$5.70
I	Actual	0.13%	$1,000.00	$1,067.35	$0.67
	Hypothetical (h)	0.13%	$1,000.00	$1,024.35	$0.66
R1	Actual	1.13%	$1,000.00	$1,061.78	$5.82
	Hypothetical (h)	1.13%	$1,000.00	$1,019.35	$5.70
R2	Actual	0.63%	$1,000.00	$1,064.59	$3.25
	Hypothetical (h)	0.63%	$1,000.00	$1,021.85	$3.18
R3	Actual	0.38%	$1,000.00	$1,065.88	$1.96
	Hypothetical (h)	0.38%	$1,000.00	$1,023.10	$1.92
R4	Actual	0.13%	$1,000.00	$1,067.31	$0.67
	Hypothetical (h)	0.13%	$1,000.00	$1,024.35	$0.66
R6	Actual	0.05%	$1,000.00	$1,067.71	$0.26
	Hypothetical (h)	0.05%	$1,000.00	$1,024.75	$0.25
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Portfolio of Investments
11/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
MFS Conservative Allocation Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 99.9%
Bond Funds – 59.0%
MFS Emerging Markets Debt Fund - Class R6	6,551,227	$75,077,061
MFS Emerging Markets Debt Local Currency Fund - Class R6	13,413,040	74,710,632
MFS Global Opportunistic Bond Fund - Class R6	33,277,815	260,232,513
MFS Government Securities Fund - Class R6	42,674,654	360,600,829
MFS High Income Fund - Class R6	49,849,976	148,552,929
MFS Inflation-Adjusted Bond Fund - Class R6	40,732,526	365,778,086
MFS Limited Maturity Fund - Class R6	63,310,509	362,136,110
MFS Total Return Bond Fund - Class R6	59,363,347	548,517,324
		$2,195,605,484
International Stock Funds – 8.1%
MFS International Growth Fund - Class R6	1,427,759	$56,310,831
MFS International Intrinsic Value Fund - Class R6	1,397,941	56,420,903
MFS International Large Cap Value Fund - Class R6	4,307,993	56,219,313
MFS Research International Fund - Class R6	6,129,794	131,054,989
		$300,006,036
Non-Traditional Funds – 4.0%
MFS Commodity Strategy Fund - Class R6	19,476,482	$70,894,394
MFS Global Real Estate Fund - Class R6	4,844,182	76,634,957
		$147,529,351
U.S. Stock Funds – 27.4%
MFS Growth Fund - Class R6	1,175,300	$206,147,627
MFS Mid Cap Growth Fund - Class R6 (a)	5,485,163	152,322,982
MFS Mid Cap Value Fund - Class R6	5,102,241	151,740,652
MFS New Discovery Fund - Class R6	1,404,630	37,545,755
MFS New Discovery Value Fund - Class R6	2,228,424	37,794,065
MFS Research Fund - Class R6	3,807,294	207,535,586
MFS Value Fund - Class R6	4,659,194	225,272,039
		$1,018,358,706
Money Market Funds – 1.4%
MFS Institutional Money Market Portfolio, 5.46% (v)	54,431,779	$54,437,222
Total Investment Companies (Identified Cost, $3,151,135,156)		$3,715,936,799
Other Assets, Less Liabilities – 0.1%		2,046,643
Net Assets – 100.0%		$3,717,983,442
See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued
MFS Moderate Allocation Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 99.9%
Bond Funds – 39.0%
MFS Emerging Markets Debt Fund - Class R6	16,645,200	$190,753,996
MFS Emerging Markets Debt Local Currency Fund - Class R6	22,786,345	126,919,939
MFS Global Opportunistic Bond Fund - Class R6	40,180,332	314,210,198
MFS Government Securities Fund - Class R6	72,122,248	609,433,000
MFS High Income Fund - Class R6	84,347,340	251,355,074
MFS Inflation-Adjusted Bond Fund - Class R6	48,182,817	432,681,692
MFS Total Return Bond Fund - Class R6	59,539,271	550,142,863
		$2,475,496,762
International Stock Funds – 13.1%
MFS Emerging Markets Equity Fund - Class R6	1,972,308	$62,956,079
MFS International Growth Fund - Class R6	3,237,539	127,688,512
MFS International Intrinsic Value Fund - Class R6	3,171,879	128,017,048
MFS International Large Cap Value Fund - Class R6	9,765,623	127,441,383
MFS International New Discovery Fund - Class R6	2,056,421	64,119,192
MFS Research International Fund - Class R6	14,893,065	318,413,735
		$828,635,949
Non-Traditional Funds – 5.9%
MFS Commodity Strategy Fund - Class R6	49,447,070	$179,987,335
MFS Global Real Estate Fund - Class R6	12,380,344	195,857,035
		$375,844,370
U.S. Stock Funds – 40.5%
MFS Growth Fund - Class R6	2,726,638	$478,252,271
MFS Mid Cap Growth Fund - Class R6 (a)	16,339,392	453,744,925
MFS Mid Cap Value Fund - Class R6	15,179,418	451,435,901
MFS New Discovery Fund - Class R6	3,575,950	95,585,153
MFS New Discovery Value Fund - Class R6	5,684,061	96,401,676
MFS Research Fund - Class R6	8,830,916	481,373,223
MFS Value Fund - Class R6	10,548,519	510,020,878
		$2,566,814,027
Money Market Funds – 1.4%
MFS Institutional Money Market Portfolio, 5.46% (v)	90,894,544	$90,903,633
Total Investment Companies (Identified Cost, $4,717,437,701)		$6,337,694,741
Other Assets, Less Liabilities – 0.1%		3,885,957
Net Assets – 100.0%		$6,341,580,698
See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued
MFS Growth Allocation Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 19.4%
MFS Emerging Markets Debt Fund - Class R6	15,945,310	$182,733,248
MFS Emerging Markets Debt Local Currency Fund - Class R6	21,865,882	121,792,961
MFS Global Opportunistic Bond Fund - Class R6	23,096,880	180,617,601
MFS High Income Fund - Class R6	80,836,353	240,892,333
MFS Inflation-Adjusted Bond Fund - Class R6	33,030,277	296,611,891
MFS Total Return Bond Fund - Class R6	17,923,390	165,612,125
		$1,188,260,159
International Stock Funds – 20.0%
MFS Emerging Markets Equity Fund - Class R6	3,776,971	$120,560,896
MFS International Growth Fund - Class R6	4,673,936	184,340,033
MFS International Intrinsic Value Fund - Class R6	4,580,777	184,880,174
MFS International Large Cap Value Fund - Class R6	14,053,567	183,399,053
MFS International New Discovery Fund - Class R6	3,958,272	123,418,914
MFS Research International Fund - Class R6	20,046,335	428,590,640
		$1,225,189,710
Non-Traditional Funds – 7.9%
MFS Commodity Strategy Fund - Class R6	63,489,134	$231,100,449
MFS Global Real Estate Fund - Class R6	15,955,432	252,414,929
		$483,515,378
U.S. Stock Funds – 51.4%
MFS Growth Fund - Class R6	3,329,593	$584,010,670
MFS Mid Cap Growth Fund - Class R6 (a)	20,305,551	563,885,154
MFS Mid Cap Value Fund - Class R6	18,728,662	556,990,403
MFS New Discovery Fund - Class R6	4,555,841	121,777,627
MFS New Discovery Value Fund - Class R6	7,270,456	123,306,938
MFS Research Fund - Class R6	10,760,067	586,531,237
MFS Value Fund - Class R6	12,616,166	609,991,617
		$3,146,493,646
Money Market Funds – 1.3%
MFS Institutional Money Market Portfolio, 5.46% (v)	75,836,549	$75,844,133
Total Investment Companies (Identified Cost, $3,956,316,742)		$6,119,303,026
Other Assets, Less Liabilities – 0.0%		1,891,349
Net Assets – 100.0%		$6,121,194,375
See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued
MFS Aggressive Growth Allocation Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
International Stock Funds – 29.9%
MFS Emerging Markets Equity Fund - Class R6	2,363,207	$75,433,572
MFS International Growth Fund - Class R6	3,226,502	127,253,233
MFS International Intrinsic Value Fund - Class R6	3,160,423	127,554,674
MFS International Large Cap Value Fund - Class R6	9,716,242	126,796,962
MFS International New Discovery Fund - Class R6	3,278,533	102,224,637
MFS Research International Fund - Class R6	9,494,377	202,989,786
		$762,252,864
Non-Traditional Funds – 9.9%
MFS Commodity Strategy Fund - Class R6	33,651,795	$122,492,535
MFS Global Real Estate Fund - Class R6	8,269,467	130,822,964
		$253,315,499
U.S. Stock Funds – 59.2%
MFS Growth Fund - Class R6	1,673,086	$293,459,357
MFS Mid Cap Growth Fund - Class R6 (a)	9,344,506	259,496,927
MFS Mid Cap Value Fund - Class R6	8,627,547	256,583,239
MFS New Discovery Fund - Class R6	2,378,768	63,584,470
MFS New Discovery Value Fund - Class R6	3,771,471	63,964,158
MFS Research Fund - Class R6	4,930,092	268,739,324
MFS Value Fund - Class R6	6,306,164	304,903,011
		$1,510,730,486
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 5.46% (v)	25,956,412	$25,959,007
Total Investment Companies (Identified Cost, $1,496,544,958)		$2,552,257,856
Other Assets, Less Liabilities – 0.0%		812,291
Net Assets – 100.0%		$2,553,070,147
Portfolio Footnotes:
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of each fund’s investments in affiliated issuers were as follows:
Affiliated Issuers
MFS Conservative Allocation Fund	$3,715,936,799
MFS Moderate Allocation Fund	6,337,694,741
MFS Growth Allocation Fund	6,119,303,026
MFS Aggressive Growth Allocation Fund	2,552,257,856
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See Notes to Financial Statements

Financial Statements
Statements of Assets and Liabilities
At 11/30/23 (unaudited)
These statements represent each fund's balance sheet, which details the assets and liabilities comprising the total value of each fund.
	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Assets
Investments in affiliated issuers, at value (identified cost, $3,151,135,156, $4,717,437,701, $3,956,316,742, and $1,496,544,958, respectively)	$3,715,936,799	$6,337,694,741	$6,119,303,026	$2,552,257,856
Receivables for
Investments sold	2,866,650	5,804,033	1,221,323	750,889
Fund shares sold	6,208,317	10,211,054	12,295,429	7,173,579
Receivable from investment adviser	—	46,508	78,241	11,982
Other assets	—	5,234	—	605
Total assets	$3,725,011,766	$6,353,761,570	$6,132,898,019	$2,560,194,911
Liabilities
Payables for
Investments purchased	$318,382	$2,373,400	$5,570,495	$4,810,202
Fund shares reacquired	5,971,179	8,571,466	4,901,695	1,792,697
Payable to affiliates
Administrative services fee	96	96	96	96
Shareholder servicing costs	605,096	1,045,550	1,045,727	435,409
Distribution and service fees	52,112	92,231	88,045	36,413
Payable for independent Trustees' compensation	492	204	7	—
Accrued expenses and other liabilities	80,967	97,925	97,579	49,947
Total liabilities	$7,028,324	$12,180,872	$11,703,644	$7,124,764
Net assets	$3,717,983,442	$6,341,580,698	$6,121,194,375	$2,553,070,147
Net assets consist of
Paid-in capital	$3,210,952,893	$4,704,303,412	$3,919,423,434	$1,486,441,590
Total distributable earnings (loss)	507,030,549	1,637,277,286	2,201,770,941	1,066,628,557
Net assets	$3,717,983,442	$6,341,580,698	$6,121,194,375	$2,553,070,147

Statements of Assets and Liabilities (unaudited) – continued
	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Net assets
Class A	$2,589,212,346	$4,767,312,667	$4,428,248,790	$1,499,670,667
Class B	14,184,575	34,420,402	39,272,481	17,837,342
Class C	251,791,834	370,232,341	386,337,033	224,127,377
Class I	385,236,587	409,803,336	416,857,109	263,998,744
Class R1	9,664,638	19,680,523	16,564,166	13,271,084
Class R2	38,455,160	86,813,921	101,786,398	48,321,407
Class R3	71,381,631	153,803,100	109,179,610	79,435,376
Class R4	260,958,017	231,547,884	282,751,114	153,714,305
Class R6	97,098,654	267,966,524	340,197,674	252,693,845
Total net assets	$3,717,983,442	$6,341,580,698	$6,121,194,375	$2,553,070,147
Shares of beneficial interest outstanding
Class A	161,661,102	254,800,176	193,752,458	54,686,661
Class B	889,008	1,865,817	1,730,560	663,691
Class C	15,997,871	20,275,905	17,337,479	8,480,953
Class I	23,780,795	21,520,263	17,991,594	9,410,259
Class R1	629,616	1,108,673	764,633	511,339
Class R2	2,484,938	4,769,188	4,585,778	1,809,950
Class R3	4,500,661	8,300,554	4,826,060	2,922,491
Class R4	16,275,154	12,388,106	12,360,347	5,571,519
Class R6	5,993,413	14,071,607	14,670,129	9,002,550
Total shares of beneficial interest outstanding	232,212,558	339,100,289	268,019,038	93,059,413
Class A shares
Net asset value per share (net assets / shares of beneficial interest outstanding)	$16.02	$18.71	$22.86	$27.42
Offering price per share (100 / 94.25 x net asset value per share)	$17.00	$19.85	$24.25	$29.09
Class B shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$15.96	$18.45	$22.69	$26.88
Class C shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$15.74	$18.26	$22.28	$26.43
Class I shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$16.20	$19.04	$23.17	$28.05
Class R1 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$15.35	$17.75	$21.66	$25.95
Class R2 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$15.48	$18.20	$22.20	$26.70
Class R3 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$15.86	$18.53	$22.62	$27.18
Class R4 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$16.03	$18.69	$22.88	$27.59

Statements of Assets and Liabilities (unaudited) – continued
	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Class R6 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$16.20	$19.04	$23.19	$28.07
On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.
See Notes to Financial Statements

Financial Statements
Statements of Operations
Six months ended 11/30/23 (unaudited)
These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund’s operations.
	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Net investment income (loss)
Dividends from affiliated issuers	$53,045,360	$64,833,100	$39,261,642	$3,956,728
Other	1,034	1,614	1,511	645
Total investment income	$53,046,394	$64,834,714	$39,263,153	$3,957,373
Expenses
Distribution and service fees	$4,902,176	$8,579,926	$8,130,348	$3,343,817
Shareholder servicing costs	1,433,812	2,671,393	2,869,692	1,282,475
Administrative services fee	8,749	8,749	8,749	8,749
Independent Trustees' compensation	31,486	51,785	49,217	20,839
Custodian fee	37,361	55,308	49,190	20,952
Shareholder communications	69,378	125,056	151,395	68,809
Audit and tax fees	22,859	22,909	22,585	22,261
Legal fees	10,483	16,908	15,717	6,978
Miscellaneous	144,776	165,761	162,226	117,045
Total expenses	$6,661,080	$11,697,795	$11,459,119	$4,891,925
Reduction of expenses by investment adviser and distributor	(262)	(264,498)	(455,678)	(12,209)
Net expenses	$6,660,818	$11,433,297	$11,003,441	$4,879,716
Net investment income (loss)	$46,385,576	$53,401,417	$28,259,712	$(922,343)
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Investments in affiliated issuers	$1,600,404	$23,721,414	$(4,157,239)	$(3,898,556)
Capital gain distributions from affiliated issuers	727,657	1,642,922	1,987,173	1,033,918
Net realized gain (loss)	$2,328,061	$25,364,336	$(2,170,066)	$(2,864,638)
Change in unrealized appreciation or depreciation
Affiliated issuers	$61,854,247	$184,104,237	$312,571,821	$162,526,404
Net realized and unrealized gain (loss)	$64,182,308	$209,468,573	$310,401,755	$159,661,766
Change in net assets from operations	$110,567,884	$262,869,990	$338,661,467	$158,739,423
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
Six months ended 11/30/23 (unaudited)	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Change in net assets
From operations
Net investment income (loss)	$46,385,576	$53,401,417	$28,259,712	$(922,343)
Net realized gain (loss)	2,328,061	25,364,336	(2,170,066)	(2,864,638)
Net unrealized gain (loss)	61,854,247	184,104,237	312,571,821	162,526,404
Change in net assets from operations	$110,567,884	$262,869,990	$338,661,467	$158,739,423
Total distributions to shareholders	$(39,440,555)	$(44,154,459)	$—	$—
Change in net assets from fund share transactions	$(153,468,281)	$(177,221,301)	$(151,978,955)	$(25,542,767)
Total change in net assets	$(82,340,952)	$41,494,230	$186,682,512	$133,196,656
Net assets
At beginning of period	3,800,324,394	6,300,086,468	5,934,511,863	2,419,873,491
At end of period	$3,717,983,442	$6,341,580,698	$6,121,194,375	$2,553,070,147
Year ended 5/31/23	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Change in net assets
From operations
Net investment income (loss)	$102,516,487	$153,223,775	$131,309,343	$40,223,816
Net realized gain (loss)	(1,585,431)	89,241,744	126,462,302	58,804,692
Net unrealized gain (loss)	(177,539,829)	(384,454,116)	(382,067,726)	(147,153,319)
Change in net assets from operations	$(76,608,773)	$(141,988,597)	$(124,296,081)	$(48,124,811)
Total distributions to shareholders	$(129,292,758)	$(252,540,814)	$(255,517,410)	$(96,901,778)
Change in net assets from fund share transactions	$(167,373,931)	$(7,651,472)	$132,279,330	$106,951,553
Total change in net assets	$(373,275,462)	$(402,180,883)	$(247,534,161)	$(38,075,036)
Net assets
At beginning of period	4,173,599,856	6,702,267,351	6,182,046,024	2,457,948,527
At end of period	$3,800,324,394	$6,300,086,468	$5,934,511,863	$2,419,873,491
See Notes to Financial Statements

Financial Statements
Financial Highlights
MFS CONSERVATIVE ALLOCATION FUND
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$15.71	$16.53	$18.19	$15.98	$15.45	$15.50
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.20	$0.42	$0.51	$0.26	$0.33	$0.35
Net realized and unrealized gain (loss)	0.28	(0.70)	(1.50)	2.43	0.75	0.31
Total from investment operations	$0.48	$(0.28)	$(0.99)	$2.69	$1.08	$0.66
Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.42)	$(0.47)	$(0.27)	$(0.34)	$(0.35)
From net realized gain	—	(0.12)	(0.20)	(0.21)	(0.21)	(0.36)
Total distributions declared to shareholders	$(0.17)	$(0.54)	$(0.67)	$(0.48)	$(0.55)	$(0.71)
Net asset value, end of period (x)	$16.02	$15.71	$16.53	$18.19	$15.98	$15.45
Total return (%) (r)(s)(t)(x)	3.06(n)	(1.61)	(5.80)	17.04	7.07	4.60
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.35(a)	0.34	0.34	0.32	0.33	0.33
Expenses after expense reductions (h)	0.35(a)	0.34	0.34	0.32	0.33	0.33
Net investment income (loss) (l)	2.48(a)	2.67	2.83	1.51	2.05	2.30
Portfolio turnover	1(n)	4	9	6	12	4
Net assets at end of period (000 omitted)	$2,589,212	$2,605,100	$2,760,128	$2,471,451	$1,417,121	$1,294,553
See Notes to Financial Statements

Financial Highlights − continued
MFS CONSERVATIVE ALLOCATION FUND − continued
	Six months ended	Year ended
Class B	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$15.65	$16.44	$18.09	$15.89	$15.35	$15.40
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.14	$0.30	$0.36	$0.13	$0.21	$0.24
Net realized and unrealized gain (loss)	0.27	(0.69)	(1.49)	2.42	0.76	0.30
Total from investment operations	$0.41	$(0.39)	$(1.13)	$2.55	$0.97	$0.54
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.28)	$(0.32)	$(0.14)	$(0.22)	$(0.23)
From net realized gain	—	(0.12)	(0.20)	(0.21)	(0.21)	(0.36)
Total distributions declared to shareholders	$(0.10)	$(0.40)	$(0.52)	$(0.35)	$(0.43)	$(0.59)
Net asset value, end of period (x)	$15.96	$15.65	$16.44	$18.09	$15.89	$15.35
Total return (%) (r)(s)(t)(x)	2.64(n)	(2.27)	(6.53)	16.12	6.31	3.81
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.09(a)	1.09	1.09	1.07	1.08	1.08
Expenses after expense reductions (h)	N/A	1.09	1.09	1.07	1.08	1.08
Net investment income (loss) (l)	1.73(a)	1.93	2.02	0.79	1.32	1.56
Portfolio turnover	1(n)	4	9	6	12	4
Net assets at end of period (000 omitted)	$14,185	$17,274	$28,023	$45,913	$63,965	$93,839
	Six months ended	Year ended
Class C	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$15.44	$16.24	$17.88	$15.71	$15.20	$15.25
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.13	$0.30	$0.37	$0.14	$0.20	$0.23
Net realized and unrealized gain (loss)	0.27	(0.69)	(1.48)	2.38	0.75	0.32
Total from investment operations	$0.40	$(0.39)	$(1.11)	$2.52	$0.95	$0.55
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.29)	$(0.33)	$(0.14)	$(0.23)	$(0.24)
From net realized gain	—	(0.12)	(0.20)	(0.21)	(0.21)	(0.36)
Total distributions declared to shareholders	$(0.10)	$(0.41)	$(0.53)	$(0.35)	$(0.44)	$(0.60)
Net asset value, end of period (x)	$15.74	$15.44	$16.24	$17.88	$15.71	$15.20
Total return (%) (r)(s)(t)(x)	2.64(n)	(2.31)	(6.50)	16.15	6.24	3.88
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.09(a)	1.09	1.09	1.07	1.08	1.08
Expenses after expense reductions (h)	1.09(a)	1.09	1.09	1.07	1.08	1.08
Net investment income (loss) (l)	1.73(a)	1.92	2.07	0.80	1.30	1.55
Portfolio turnover	1(n)	4	9	6	12	4
Net assets at end of period (000 omitted)	$251,792	$282,608	$392,290	$484,043	$542,274	$535,354
See Notes to Financial Statements

Financial Highlights − continued
MFS CONSERVATIVE ALLOCATION FUND − continued
	Six months ended	Year ended
Class I	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$15.89	$16.71	$18.38	$16.14	$15.60	$15.64
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.22	$0.46	$0.55	$0.31	$0.37	$0.40
Net realized and unrealized gain (loss)	0.28	(0.71)	(1.51)	2.45	0.76	0.31
Total from investment operations	$0.50	$(0.25)	$(0.96)	$2.76	$1.13	$0.71
Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.45)	$(0.51)	$(0.31)	$(0.38)	$(0.39)
From net realized gain	—	(0.12)	(0.20)	(0.21)	(0.21)	(0.36)
Total distributions declared to shareholders	$(0.19)	$(0.57)	$(0.71)	$(0.52)	$(0.59)	$(0.75)
Net asset value, end of period (x)	$16.20	$15.89	$16.71	$18.38	$16.14	$15.60
Total return (%) (r)(s)(t)(x)	3.15(n)	(1.34)	(5.57)	17.32	7.34	4.89
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.10(a)	0.09	0.09	0.07	0.08	0.08
Expenses after expense reductions (h)	N/A	N/A	0.09	N/A	N/A	N/A
Net investment income (loss) (l)	2.73(a)	2.91	3.06	1.79	2.30	2.58
Portfolio turnover	1(n)	4	9	6	12	4
Net assets at end of period (000 omitted)	$385,237	$400,796	$508,191	$519,688	$400,869	$367,586
	Six months ended	Year ended
Class R1	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$15.06	$15.87	$17.49	$15.38	$14.89	$14.96
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.13	$0.29	$0.35	$0.13	$0.20	$0.23
Net realized and unrealized gain (loss)	0.27	(0.68)	(1.44)	2.34	0.73	0.30
Total from investment operations	$0.40	$(0.39)	$(1.09)	$2.47	$0.93	$0.53
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.30)	$(0.33)	$(0.15)	$(0.23)	$(0.24)
From net realized gain	—	(0.12)	(0.20)	(0.21)	(0.21)	(0.36)
Total distributions declared to shareholders	$(0.11)	$(0.42)	$(0.53)	$(0.36)	$(0.44)	$(0.60)
Net asset value, end of period (x)	$15.35	$15.06	$15.87	$17.49	$15.38	$14.89
Total return (%) (r)(s)(t)(x)	2.67(n)	(2.38)	(6.51)	16.18	6.27	3.83
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.09(a)	1.09	1.09	1.07	1.08	1.08
Expenses after expense reductions (h)	N/A	N/A	1.09	N/A	N/A	N/A
Net investment income (loss) (l)	1.73(a)	1.94	2.03	0.78	1.31	1.53
Portfolio turnover	1(n)	4	9	6	12	4
Net assets at end of period (000 omitted)	$9,665	$9,884	$11,188	$13,269	$11,468	$11,465
See Notes to Financial Statements

Financial Highlights − continued
MFS CONSERVATIVE ALLOCATION FUND − continued
	Six months ended	Year ended
Class R2	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$15.19	$15.99	$17.62	$15.49	$14.99	$15.06
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.17	$0.37	$0.44	$0.21	$0.28	$0.31
Net realized and unrealized gain (loss)	0.27	(0.67)	(1.45)	2.36	0.74	0.30
Total from investment operations	$0.44	$(0.30)	$(1.01)	$2.57	$1.02	$0.61
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.38)	$(0.42)	$(0.23)	$(0.31)	$(0.32)
From net realized gain	—	(0.12)	(0.20)	(0.21)	(0.21)	(0.36)
Total distributions declared to shareholders	$(0.15)	$(0.50)	$(0.62)	$(0.44)	$(0.52)	$(0.68)
Net asset value, end of period (x)	$15.48	$15.19	$15.99	$17.62	$15.49	$14.99
Total return (%) (r)(s)(t)(x)	2.90(n)	(1.79)	(6.06)	16.75	6.81	4.34
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.60(a)	0.59	0.59	0.57	0.58	0.58
Expenses after expense reductions (h)	N/A	N/A	0.59	N/A	0.58	0.58
Net investment income (loss) (l)	2.23(a)	2.42	2.55	1.28	1.81	2.06
Portfolio turnover	1(n)	4	9	6	12	4
Net assets at end of period (000 omitted)	$38,455	$42,000	$48,041	$54,728	$56,260	$64,220
	Six months ended	Year ended
Class R3	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$15.56	$16.37	$18.02	$15.84	$15.31	$15.37
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.19	$0.42	$0.51	$0.26	$0.32	$0.35
Net realized and unrealized gain (loss)	0.28	(0.70)	(1.50)	2.40	0.76	0.30
Total from investment operations	$0.47	$(0.28)	$(0.99)	$2.66	$1.08	$0.65
Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.41)	$(0.46)	$(0.27)	$(0.34)	$(0.35)
From net realized gain	—	(0.12)	(0.20)	(0.21)	(0.21)	(0.36)
Total distributions declared to shareholders	$(0.17)	$(0.53)	$(0.66)	$(0.48)	$(0.55)	$(0.71)
Net asset value, end of period (x)	$15.86	$15.56	$16.37	$18.02	$15.84	$15.31
Total return (%) (r)(s)(t)(x)	3.02(n)	(1.57)	(5.81)	16.98	7.14	4.57
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.35(a)	0.34	0.34	0.32	0.33	0.33
Expenses after expense reductions (h)	N/A	N/A	0.34	N/A	N/A	N/A
Net investment income (loss) (l)	2.49(a)	2.67	2.84	1.53	2.06	2.33
Portfolio turnover	1(n)	4	9	6	12	4
Net assets at end of period (000 omitted)	$71,382	$77,250	$91,528	$109,177	$95,119	$101,884
See Notes to Financial Statements

Financial Highlights − continued
MFS CONSERVATIVE ALLOCATION FUND − continued
	Six months ended	Year ended
Class R4	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$15.73	$16.55	$18.21	$15.99	$15.46	$15.51
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.22	$0.45	$0.54	$0.31	$0.36	$0.41
Net realized and unrealized gain (loss)	0.27	(0.69)	(1.49)	2.43	0.76	0.29
Total from investment operations	$0.49	$(0.24)	$(0.95)	$2.74	$1.12	$0.70
Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.46)	$(0.51)	$(0.31)	$(0.38)	$(0.39)
From net realized gain	—	(0.12)	(0.20)	(0.21)	(0.21)	(0.36)
Total distributions declared to shareholders	$(0.19)	$(0.58)	$(0.71)	$(0.52)	$(0.59)	$(0.75)
Net asset value, end of period (x)	$16.03	$15.73	$16.55	$18.21	$15.99	$15.46
Total return (%) (r)(s)(t)(x)	3.12(n)	(1.35)	(5.57)	17.36	7.34	4.86
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.10(a)	0.09	0.09	0.07	0.08	0.08
Expenses after expense reductions (h)	N/A	N/A	0.09	N/A	N/A	N/A
Net investment income (loss) (l)	2.73(a)	2.89	3.00	1.77	2.29	2.65
Portfolio turnover	1(n)	4	9	6	12	4
Net assets at end of period (000 omitted)	$260,958	$279,463	$267,840	$269,196	$234,301	$179,833
	Six months ended	Year ended
Class R6	11/30/23 (unaudited)	5/31/23	5/31/22(i)
Net asset value, beginning of period	$15.89	$16.71	$18.54
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.22	$0.47	$0.16
Net realized and unrealized gain (loss)	0.28	(0.70)	(1.39)
Total from investment operations	$0.50	$(0.23)	$(1.23)
Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.47)	$(0.40)
From net realized gain	—	(0.12)	(0.20)
Total distributions declared to shareholders	$(0.19)	$(0.59)	$(0.60)
Net asset value, end of period (x)	$16.20	$15.89	$16.71
Total return (%) (r)(s)(t)(x)	3.19(n)	(1.27)	(6.95)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.03(a)	0.03	0.04(a)
Expenses after expense reductions (h)	N/A	N/A	0.03(a)
Net investment income (loss) (l)	2.79(a)	2.95	1.44(a)
Portfolio turnover	1(n)	4	9
Net assets at end of period (000 omitted)	$97,099	$85,950	$66,370

See Notes to Financial Statements

Financial Highlights − continued
MFS CONSERVATIVE ALLOCATION FUND − continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For Class R6, the period is from the class inception, September 30, 2021, through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS MODERATE ALLOCATION FUND
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$18.07	$19.22	$21.57	$18.02	$17.56	$17.88
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.16	$0.44	$0.63	$0.25	$0.33	$0.37
Net realized and unrealized gain (loss)	0.61	(0.85)	(1.79)	4.04	0.97	0.30
Total from investment operations	$0.77	$(0.41)	$(1.16)	$4.29	$1.30	$0.67
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.45)	$(0.61)	$(0.24)	$(0.34)	$(0.37)
From net realized gain	—	(0.29)	(0.58)	(0.50)	(0.50)	(0.62)
Total distributions declared to shareholders	$(0.13)	$(0.74)	$(1.19)	$(0.74)	$(0.84)	$(0.99)
Net asset value, end of period (x)	$18.71	$18.07	$19.22	$21.57	$18.02	$17.56
Total return (%) (r)(s)(t)(x)	4.28(n)	(1.99)	(5.96)	24.18	7.35	4.25
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.35(a)	0.34	0.36	0.33	0.34	0.34
Expenses after expense reductions (h)	0.34(a)	0.33	0.35	0.33	0.34	0.34
Net investment income (loss) (l)	1.70(a)	2.44	2.99	1.23	1.79	2.09
Portfolio turnover	3(n)	2	11	7	8	2
Net assets at end of period (000 omitted)	$4,767,313	$4,676,731	$4,812,425	$4,687,031	$3,173,202	$3,038,919
See Notes to Financial Statements

Financial Highlights − continued
MFS MODERATE ALLOCATION FUND − continued
	Six months ended	Year ended
Class B	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$17.81	$18.93	$21.28	$17.79	$17.33	$17.65
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.09	$0.31	$0.46	$0.10	$0.19	$0.24
Net realized and unrealized gain (loss)	0.60	(0.84)	(1.76)	3.99	0.97	0.30
Total from investment operations	$0.69	$(0.53)	$(1.30)	$4.09	$1.16	$0.54
Less distributions declared to shareholders
From net investment income	$(0.05)	$(0.30)	$(0.47)	$(0.10)	$(0.20)	$(0.24)
From net realized gain	—	(0.29)	(0.58)	(0.50)	(0.50)	(0.62)
Total distributions declared to shareholders	$(0.05)	$(0.59)	$(1.05)	$(0.60)	$(0.70)	$(0.86)
Net asset value, end of period (x)	$18.45	$17.81	$18.93	$21.28	$17.79	$17.33
Total return (%) (r)(s)(t)(x)	3.90(n)	(2.69)	(6.67)	23.24	6.57	3.49
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.10(a)	1.09	1.11	1.08	1.09	1.09
Expenses after expense reductions (h)	1.09(a)	1.08	1.10	1.08	1.09	1.09
Net investment income (loss) (l)	0.95(a)	1.71	2.20	0.50	1.05	1.36
Portfolio turnover	3(n)	2	11	7	8	2
Net assets at end of period (000 omitted)	$34,420	$43,399	$69,914	$116,059	$149,969	$210,011
	Six months ended	Year ended
Class C	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$17.64	$18.76	$21.10	$17.65	$17.21	$17.53
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.09	$0.30	$0.46	$0.10	$0.18	$0.23
Net realized and unrealized gain (loss)	0.59	(0.83)	(1.75)	3.95	0.97	0.31
Total from investment operations	$0.68	$(0.53)	$(1.29)	$4.05	$1.15	$0.54
Less distributions declared to shareholders
From net investment income	$(0.06)	$(0.30)	$(0.47)	$(0.10)	$(0.21)	$(0.24)
From net realized gain	—	(0.29)	(0.58)	(0.50)	(0.50)	(0.62)
Total distributions declared to shareholders	$(0.06)	$(0.59)	$(1.05)	$(0.60)	$(0.71)	$(0.86)
Net asset value, end of period (x)	$18.26	$17.64	$18.76	$21.10	$17.65	$17.21
Total return (%) (r)(s)(t)(x)	3.86(n)	(2.67)	(6.66)	23.19	6.55	3.53
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.10(a)	1.09	1.11	1.08	1.09	1.09
Expenses after expense reductions (h)	1.09(a)	1.08	1.10	1.08	1.09	1.09
Net investment income (loss) (l)	0.95(a)	1.70	2.22	0.53	1.04	1.34
Portfolio turnover	3(n)	2	11	7	8	2
Net assets at end of period (000 omitted)	$370,232	$403,805	$537,508	$721,781	$874,127	$917,199
See Notes to Financial Statements

Financial Highlights − continued
MFS MODERATE ALLOCATION FUND − continued
	Six months ended	Year ended
Class I	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$18.39	$19.55	$21.91	$18.29	$17.81	$18.12
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.18	$0.50	$0.70	$0.30	$0.37	$0.42
Net realized and unrealized gain (loss)	0.62	(0.88)	(1.82)	4.11	1.00	0.31
Total from investment operations	$0.80	$(0.38)	$(1.12)	$4.41	$1.37	$0.73
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.49)	$(0.66)	$(0.29)	$(0.39)	$(0.42)
From net realized gain	—	(0.29)	(0.58)	(0.50)	(0.50)	(0.62)
Total distributions declared to shareholders	$(0.15)	$(0.78)	$(1.24)	$(0.79)	$(0.89)	$(1.04)
Net asset value, end of period (x)	$19.04	$18.39	$19.55	$21.91	$18.29	$17.81
Total return (%) (r)(s)(t)(x)	4.39(n)	(1.76)	(5.69)	24.49	7.62	4.51
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.10(a)	0.09	0.11	0.08	0.09	0.09
Expenses after expense reductions (h)	0.09(a)	0.08	0.10	N/A	N/A	N/A
Net investment income (loss) (l)	1.95(a)	2.69	3.26	1.50	2.04	2.35
Portfolio turnover	3(n)	2	11	7	8	2
Net assets at end of period (000 omitted)	$409,803	$416,670	$448,966	$476,798	$310,815	$275,276
	Six months ended	Year ended
Class R1	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$17.15	$18.27	$20.58	$17.23	$16.83	$17.17
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.08	$0.29	$0.45	$0.09	$0.18	$0.23
Net realized and unrealized gain (loss)	0.58	(0.81)	(1.70)	3.87	0.93	0.30
Total from investment operations	$0.66	$(0.52)	$(1.25)	$3.96	$1.11	$0.53
Less distributions declared to shareholders
From net investment income	$(0.06)	$(0.31)	$(0.48)	$(0.11)	$(0.21)	$(0.25)
From net realized gain	—	(0.29)	(0.58)	(0.50)	(0.50)	(0.62)
Total distributions declared to shareholders	$(0.06)	$(0.60)	$(1.06)	$(0.61)	$(0.71)	$(0.87)
Net asset value, end of period (x)	$17.75	$17.15	$18.27	$20.58	$17.23	$16.83
Total return (%) (r)(s)(t)(x)	3.87(n)	(2.70)	(6.65)	23.25	6.49	3.53
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.10(a)	1.09	1.11	1.08	1.09	1.09
Expenses after expense reductions (h)	1.09(a)	1.08	1.10	N/A	1.09	1.09
Net investment income (loss) (l)	0.95(a)	1.69	2.21	0.49	1.03	1.37
Portfolio turnover	3(n)	2	11	7	8	2
Net assets at end of period (000 omitted)	$19,681	$21,036	$25,035	$26,919	$24,120	$26,171
See Notes to Financial Statements

Financial Highlights − continued
MFS MODERATE ALLOCATION FUND − continued
	Six months ended	Year ended
Class R2	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$17.58	$18.72	$21.04	$17.59	$17.16	$17.49
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.13	$0.39	$0.56	$0.20	$0.27	$0.32
Net realized and unrealized gain (loss)	0.60	(0.84)	(1.74)	3.95	0.96	0.30
Total from investment operations	$0.73	$(0.45)	$(1.18)	$4.15	$1.23	$0.62
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.40)	$(0.56)	$(0.20)	$(0.30)	$(0.33)
From net realized gain	—	(0.29)	(0.58)	(0.50)	(0.50)	(0.62)
Total distributions declared to shareholders	$(0.11)	$(0.69)	$(1.14)	$(0.70)	$(0.80)	$(0.95)
Net asset value, end of period (x)	$18.20	$17.58	$18.72	$21.04	$17.59	$17.16
Total return (%) (r)(s)(t)(x)	4.15(n)	(2.24)	(6.20)	23.88	7.06	4.02
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.60(a)	0.59	0.61	0.58	0.59	0.59
Expenses after expense reductions (h)	0.59(a)	0.58	0.60	0.58	0.59	0.59
Net investment income (loss) (l)	1.45(a)	2.18	2.70	1.01	1.53	1.84
Portfolio turnover	3(n)	2	11	7	8	2
Net assets at end of period (000 omitted)	$86,814	$94,299	$107,117	$128,654	$124,725	$136,699
	Six months ended	Year ended
Class R3	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$17.90	$19.04	$21.38	$17.86	$17.41	$17.74
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.16	$0.44	$0.63	$0.25	$0.33	$0.37
Net realized and unrealized gain (loss)	0.60	(0.85)	(1.78)	4.01	0.96	0.29
Total from investment operations	$0.76	$(0.41)	$(1.15)	$4.26	$1.29	$0.66
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.44)	$(0.61)	$(0.24)	$(0.34)	$(0.37)
From net realized gain	—	(0.29)	(0.58)	(0.50)	(0.50)	(0.62)
Total distributions declared to shareholders	$(0.13)	$(0.73)	$(1.19)	$(0.74)	$(0.84)	$(0.99)
Net asset value, end of period (x)	$18.53	$17.90	$19.04	$21.38	$17.86	$17.41
Total return (%) (r)(s)(t)(x)	4.26(n)	(1.96)	(5.97)	24.21	7.35	4.22
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.35(a)	0.34	0.36	0.33	0.34	0.34
Expenses after expense reductions (h)	0.34(a)	0.33	0.35	N/A	N/A	0.34
Net investment income (loss) (l)	1.71(a)	2.44	2.97	1.24	1.83	2.09
Portfolio turnover	3(n)	2	11	7	8	2
Net assets at end of period (000 omitted)	$153,803	$163,134	$196,975	$250,644	$219,996	$270,597
See Notes to Financial Statements

Financial Highlights − continued
MFS MODERATE ALLOCATION FUND − continued
	Six months ended	Year ended
Class R4	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$18.05	$19.20	$21.55	$18.00	$17.54	$17.86
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.18	$0.49	$0.69	$0.30	$0.37	$0.44
Net realized and unrealized gain (loss)	0.61	(0.86)	(1.80)	4.04	0.98	0.28
Total from investment operations	$0.79	$(0.37)	$(1.11)	$4.34	$1.35	$0.72
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.49)	$(0.66)	$(0.29)	$(0.39)	$(0.42)
From net realized gain	—	(0.29)	(0.58)	(0.50)	(0.50)	(0.62)
Total distributions declared to shareholders	$(0.15)	$(0.78)	$(1.24)	$(0.79)	$(0.89)	$(1.04)
Net asset value, end of period (x)	$18.69	$18.05	$19.20	$21.55	$18.00	$17.54
Total return (%) (r)(s)(t)(x)	4.42(n)	(1.74)	(5.74)	24.50	7.62	4.52
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.10(a)	0.09	0.11	0.08	0.09	0.09
Expenses after expense reductions (h)	0.09(a)	0.08	0.10	N/A	N/A	N/A
Net investment income (loss) (l)	1.96(a)	2.72	3.24	1.49	2.04	2.50
Portfolio turnover	3(n)	2	11	7	8	2
Net assets at end of period (000 omitted)	$231,548	$247,048	$296,478	$334,080	$252,825	$210,597
	Six months ended	Year ended
Class R6	11/30/23 (unaudited)	5/31/23	5/31/22(i)
Net asset value, beginning of period	$18.39	$19.55	$22.22
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.19	$0.51	$0.15
Net realized and unrealized gain (loss)	0.62	(0.88)	(1.67)
Total from investment operations	$0.81	$(0.37)	$(1.52)
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.50)	$(0.57)
From net realized gain	—	(0.29)	(0.58)
Total distributions declared to shareholders	$(0.16)	$(0.79)	$(1.15)
Net asset value, end of period (x)	$19.04	$18.39	$19.55
Total return (%) (r)(s)(t)(x)	4.43(n)	(1.69)	(7.39)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.03(a)	0.03	0.03(a)
Expenses after expense reductions (h)	0.02(a)	0.02	0.02(a)
Net investment income (loss) (l)	2.02(a)	2.74	1.12(a)
Portfolio turnover	3(n)	2	11
Net assets at end of period (000 omitted)	$267,967	$233,967	$207,850

See Notes to Financial Statements

Financial Highlights − continued
MFS MODERATE ALLOCATION FUND − continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For Class R6, the period is from the class inception, September 30, 2021, through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS GROWTH ALLOCATION FUND
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$21.60	$23.06	$26.18	$20.57	$20.26	$20.87
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.11	$0.49	$0.83	$0.23	$0.33	$0.38
Net realized and unrealized gain (loss)	1.15	(0.99)	(2.10)	6.25	1.03	0.21
Total from investment operations	$1.26	$(0.50)	$(1.27)	$6.48	$1.36	$0.59
Less distributions declared to shareholders
From net investment income	$—	$(0.48)	$(0.83)	$(0.23)	$(0.34)	$(0.39)
From net realized gain	—	(0.48)	(1.02)	(0.64)	(0.71)	(0.81)
Total distributions declared to shareholders	$—	$(0.96)	$(1.85)	$(0.87)	$(1.05)	$(1.20)
Net asset value, end of period (x)	$22.86	$21.60	$23.06	$26.18	$20.57	$20.26
Total return (%) (r)(s)(t)(x)	5.83(n)	(1.97)	(5.64)	31.90	6.41	3.58
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.36(a)	0.36	0.37	0.35	0.36	0.36
Expenses after expense reductions (h)	0.35(a)	0.34	0.35	0.35	0.35	0.35
Net investment income (loss) (l)	0.95(a)	2.25	3.24	0.96	1.57	1.87
Portfolio turnover	3(n)	2	11	7	4	3
Net assets at end of period (000 omitted)	$4,428,249	$4,249,189	$4,361,480	$4,279,764	$2,944,439	$2,852,131
See Notes to Financial Statements

Financial Highlights − continued
MFS GROWTH ALLOCATION FUND − continued
	Six months ended	Year ended
Class B	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$21.53	$22.92	$25.99	$20.39	$20.08	$20.65
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.02	$0.33	$0.63	$0.05	$0.17	$0.23
Net realized and unrealized gain (loss)	1.14	(0.98)	(2.10)	6.21	1.00	0.23
Total from investment operations	$1.16	$(0.65)	$(1.47)	$6.26	$1.17	$0.46
Less distributions declared to shareholders
From net investment income	$—	$(0.26)	$(0.58)	$(0.02)	$(0.15)	$(0.22)
From net realized gain	—	(0.48)	(1.02)	(0.64)	(0.71)	(0.81)
Total distributions declared to shareholders	$—	$(0.74)	$(1.60)	$(0.66)	$(0.86)	$(1.03)
Net asset value, end of period (x)	$22.69	$21.53	$22.92	$25.99	$20.39	$20.08
Total return (%) (r)(s)(t)(x)	5.39(n)	(2.69)	(6.36)	30.98	5.56	2.85
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.11(a)	1.11	1.12	1.10	1.11	1.11
Expenses after expense reductions (h)	1.10(a)	1.09	1.10	1.10	1.10	1.10
Net investment income (loss) (l)	0.20(a)	1.52	2.46	0.23	0.83	1.13
Portfolio turnover	3(n)	2	11	7	4	3
Net assets at end of period (000 omitted)	$39,272	$46,181	$69,836	$109,514	$126,962	$177,893
	Six months ended	Year ended
Class C	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$21.14	$22.55	$25.63	$20.12	$19.85	$20.43
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.02	$0.32	$0.62	$0.06	$0.17	$0.23
Net realized and unrealized gain (loss)	1.12	(0.95)	(2.07)	6.12	0.99	0.22
Total from investment operations	$1.14	$(0.63)	$(1.45)	$6.18	$1.16	$0.45
Less distributions declared to shareholders
From net investment income	$—	$(0.30)	$(0.61)	$(0.03)	$(0.18)	$(0.22)
From net realized gain	—	(0.48)	(1.02)	(0.64)	(0.71)	(0.81)
Total distributions declared to shareholders	$—	$(0.78)	$(1.63)	$(0.67)	$(0.89)	$(1.03)
Net asset value, end of period (x)	$22.28	$21.14	$22.55	$25.63	$20.12	$19.85
Total return (%) (r)(s)(t)(x)	5.39(n)	(2.67)	(6.39)	30.98	5.56	2.84
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.11(a)	1.11	1.12	1.10	1.11	1.11
Expenses after expense reductions (h)	1.10(a)	1.09	1.10	1.10	1.10	1.10
Net investment income (loss) (l)	0.20(a)	1.51	2.46	0.26	0.82	1.13
Portfolio turnover	3(n)	2	11	7	4	3
Net assets at end of period (000 omitted)	$386,337	$396,612	$490,305	$638,016	$694,541	$714,230
See Notes to Financial Statements

Financial Highlights − continued
MFS GROWTH ALLOCATION FUND − continued
	Six months ended	Year ended
Class I	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$21.87	$23.33	$26.47	$20.78	$20.45	$21.06
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.14	$0.54	$0.91	$0.29	$0.38	$0.44
Net realized and unrealized gain (loss)	1.16	(0.98)	(2.13)	6.33	1.05	0.21
Total from investment operations	$1.30	$(0.44)	$(1.22)	$6.62	$1.43	$0.65
Less distributions declared to shareholders
From net investment income	$—	$(0.54)	$(0.90)	$(0.29)	$(0.39)	$(0.45)
From net realized gain	—	(0.48)	(1.02)	(0.64)	(0.71)	(0.81)
Total distributions declared to shareholders	$—	$(1.02)	$(1.92)	$(0.93)	$(1.10)	$(1.26)
Net asset value, end of period (x)	$23.17	$21.87	$23.33	$26.47	$20.78	$20.45
Total return (%) (r)(s)(t)(x)	5.94(n)	(1.69)	(5.44)	32.24	6.69	3.84
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.11(a)	0.11	0.12	0.10	0.11	0.11
Expenses after expense reductions (h)	0.10(a)	0.09	0.10	0.10	0.10	0.10
Net investment income (loss) (l)	1.20(a)	2.47	3.50	1.23	1.80	2.13
Portfolio turnover	3(n)	2	11	7	4	3
Net assets at end of period (000 omitted)	$416,857	$421,284	$421,692	$434,119	$294,213	$237,232
	Six months ended	Year ended
Class R1	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$20.55	$21.97	$25.02	$19.69	$19.42	$20.02
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.02	$0.32	$0.62	$0.05	$0.16	$0.23
Net realized and unrealized gain (loss)	1.09	(0.94)	(2.02)	5.98	0.98	0.21
Total from investment operations	$1.11	$(0.62)	$(1.40)	$6.03	$1.14	$0.44
Less distributions declared to shareholders
From net investment income	$—	$(0.32)	$(0.63)	$(0.06)	$(0.16)	$(0.23)
From net realized gain	—	(0.48)	(1.02)	(0.64)	(0.71)	(0.81)
Total distributions declared to shareholders	$—	$(0.80)	$(1.65)	$(0.70)	$(0.87)	$(1.04)
Net asset value, end of period (x)	$21.66	$20.55	$21.97	$25.02	$19.69	$19.42
Total return (%) (r)(s)(t)(x)	5.40(n)	(2.67)	(6.38)	30.91	5.59	2.85
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.11(a)	1.11	1.12	1.10	1.11	1.11
Expenses after expense reductions (h)	1.10(a)	1.09	1.10	1.10	1.10	1.10
Net investment income (loss) (l)	0.20(a)	1.53	2.53	0.21	0.82	1.18
Portfolio turnover	3(n)	2	11	7	4	3
Net assets at end of period (000 omitted)	$16,564	$16,463	$18,598	$21,519	$19,543	$23,326
See Notes to Financial Statements

Financial Highlights − continued
MFS GROWTH ALLOCATION FUND − continued
	Six months ended	Year ended
Class R2	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$21.01	$22.44	$25.52	$20.06	$19.78	$20.39
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.08	$0.42	$0.75	$0.17	$0.27	$0.33
Net realized and unrealized gain (loss)	1.11	(0.95)	(2.05)	6.10	1.00	0.21
Total from investment operations	$1.19	$(0.53)	$(1.30)	$6.27	$1.27	$0.54
Less distributions declared to shareholders
From net investment income	$—	$(0.42)	$(0.76)	$(0.17)	$(0.28)	$(0.34)
From net realized gain	—	(0.48)	(1.02)	(0.64)	(0.71)	(0.81)
Total distributions declared to shareholders	$—	$(0.90)	$(1.78)	$(0.81)	$(0.99)	$(1.15)
Net asset value, end of period (x)	$22.20	$21.01	$22.44	$25.52	$20.06	$19.78
Total return (%) (r)(s)(t)(x)	5.66(n)	(2.18)	(5.89)	31.62	6.12	3.34
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.61(a)	0.61	0.62	0.60	0.61	0.61
Expenses after expense reductions (h)	0.60(a)	0.59	0.60	0.60	0.60	0.60
Net investment income (loss) (l)	0.70(a)	1.98	2.97	0.72	1.30	1.64
Portfolio turnover	3(n)	2	11	7	4	3
Net assets at end of period (000 omitted)	$101,786	$107,528	$122,694	$142,619	$123,459	$138,541
	Six months ended	Year ended
Class R3	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$21.38	$22.83	$25.93	$20.37	$20.08	$20.69
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.11	$0.49	$0.82	$0.23	$0.33	$0.39
Net realized and unrealized gain (loss)	1.13	(0.98)	(2.07)	6.20	1.01	0.20
Total from investment operations	$1.24	$(0.49)	$(1.25)	$6.43	$1.34	$0.59
Less distributions declared to shareholders
From net investment income	$—	$(0.48)	$(0.83)	$(0.23)	$(0.34)	$(0.39)
From net realized gain	—	(0.48)	(1.02)	(0.64)	(0.71)	(0.81)
Total distributions declared to shareholders	$—	$(0.96)	$(1.85)	$(0.87)	$(1.05)	$(1.20)
Net asset value, end of period (x)	$22.62	$21.38	$22.83	$25.93	$20.37	$20.08
Total return (%) (r)(s)(t)(x)	5.80(n)	(1.97)	(5.64)	31.94	6.35	3.59
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.36(a)	0.36	0.37	0.35	0.36	0.36
Expenses after expense reductions (h)	0.35(a)	0.34	0.35	0.35	0.35	0.35
Net investment income (loss) (l)	0.95(a)	2.26	3.22	0.98	1.59	1.90
Portfolio turnover	3(n)	2	11	7	4	3
Net assets at end of period (000 omitted)	$109,180	$115,250	$140,484	$170,541	$147,888	$170,299
See Notes to Financial Statements

Financial Highlights − continued
MFS GROWTH ALLOCATION FUND − continued
	Six months ended	Year ended
Class R4	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$21.60	$23.05	$26.17	$20.55	$20.24	$20.86
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.13	$0.54	$0.91	$0.29	$0.38	$0.44
Net realized and unrealized gain (loss)	1.15	(0.97)	(2.11)	6.26	1.03	0.20
Total from investment operations	$1.28	$(0.43)	$(1.20)	$6.55	$1.41	$0.64
Less distributions declared to shareholders
From net investment income	$—	$(0.54)	$(0.90)	$(0.29)	$(0.39)	$(0.45)
From net realized gain	—	(0.48)	(1.02)	(0.64)	(0.71)	(0.81)
Total distributions declared to shareholders	$—	$(1.02)	$(1.92)	$(0.93)	$(1.10)	$(1.26)
Net asset value, end of period (x)	$22.88	$21.60	$23.05	$26.17	$20.55	$20.24
Total return (%) (r)(s)(t)(x)	5.93(n)	(1.67)	(5.43)	32.26	6.66	3.83
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.11(a)	0.11	0.12	0.11	0.11	0.11
Expenses after expense reductions (h)	0.10(a)	0.09	0.10	0.10	0.10	0.10
Net investment income (loss) (l)	1.20(a)	2.51	3.52	1.23	1.81	2.16
Portfolio turnover	3(n)	2	11	7	4	3
Net assets at end of period (000 omitted)	$282,751	$307,903	$328,631	$360,879	$264,076	$232,530
	Six months ended	Year ended
Class R6	11/30/23 (unaudited)	5/31/23	5/31/22(i)
Net asset value, beginning of period	$21.88	$23.35	$27.02
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.14	$0.56	$0.12
Net realized and unrealized gain (loss)	1.17	(0.99)	(1.87)
Total from investment operations	$1.31	$(0.43)	$(1.75)
Less distributions declared to shareholders
From net investment income	$—	$(0.56)	$(0.90)
From net realized gain	—	(0.48)	(1.02)
Total distributions declared to shareholders	$—	$(1.04)	$(1.92)
Net asset value, end of period (x)	$23.19	$21.88	$23.35
Total return (%) (r)(s)(t)(x)	5.99(n)	(1.65)	(7.27)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.04(a)	0.04	0.04(a)
Expenses after expense reductions (h)	0.02(a)	0.02	0.02(a)
Net investment income (loss) (l)	1.27(a)	2.55	0.75(a)
Portfolio turnover	3(n)	2	11
Net assets at end of period (000 omitted)	$340,198	$274,102	$228,326

See Notes to Financial Statements

Financial Highlights − continued
MFS GROWTH ALLOCATION FUND − continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For Class R6, the period is from the class inception, September 30, 2021, through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS AGGRESSIVE GROWTH ALLOCATION FUND
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$25.73	$27.39	$31.03	$23.23	$22.94	$23.63
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)	$0.44	$0.92	$0.14	$0.28	$0.34
Net realized and unrealized gain (loss)	1.70	(1.02)	(2.46)	8.66	1.18	0.16
Total from investment operations	$1.69	$(0.58)	$(1.54)	$8.80	$1.46	$0.50
Less distributions declared to shareholders
From net investment income	$—	$(0.45)	$(0.94)	$(0.15)	$(0.29)	$(0.34)
From net realized gain	—	(0.63)	(1.16)	(0.85)	(0.88)	(0.85)
Total distributions declared to shareholders	$—	$(1.08)	$(2.10)	$(1.00)	$(1.17)	$(1.19)
Net asset value, end of period (x)	$27.42	$25.73	$27.39	$31.03	$23.23	$22.94
Total return (%) (r)(s)(t)(x)	6.57(n)	(1.95)	(5.78)	38.35	5.97	2.82
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.38(a)	0.39	0.39	0.40	0.41	0.40
Expenses after expense reductions (h)	0.38(a)	0.38	0.38	0.38	0.38	0.38
Net investment income (loss) (l)	(0.06)(a)	1.71	3.02	0.50	1.18	1.47
Portfolio turnover	3(n)	4	13	7	6	5
Net assets at end of period (000 omitted)	$1,499,671	$1,422,920	$1,424,073	$1,386,555	$928,555	$869,146
See Notes to Financial Statements

Financial Highlights − continued
MFS AGGRESSIVE GROWTH ALLOCATION FUND − continued
	Six months ended	Year ended
Class B	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$25.31	$26.90	$30.47	$22.88	$22.60	$23.26
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.11)	$0.25	$0.69	$(0.06)	$0.10	$0.17
Net realized and unrealized gain (loss)	1.68	(1.01)	(2.44)	8.50	1.15	0.17
Total from investment operations	$1.57	$(0.76)	$(1.75)	$8.44	$1.25	$0.34
Less distributions declared to shareholders
From net investment income	$—	$(0.20)	$(0.66)	$—	$(0.09)	$(0.15)
From net realized gain	—	(0.63)	(1.16)	(0.85)	(0.88)	(0.85)
Total distributions declared to shareholders	$—	$(0.83)	$(1.82)	$(0.85)	$(0.97)	$(1.00)
Net asset value, end of period (x)	$26.88	$25.31	$26.90	$30.47	$22.88	$22.60
Total return (%) (r)(s)(t)(x)	6.20(n)	(2.68)	(6.48)	37.30	5.18	2.03
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.13(a)	1.14	1.14	1.15	1.16	1.15
Expenses after expense reductions (h)	1.13(a)	1.13	1.13	1.13	1.13	1.13
Net investment income (loss) (l)	(0.81)(a)	0.98	2.27	(0.22)	0.44	0.73
Portfolio turnover	3(n)	4	13	7	6	5
Net assets at end of period (000 omitted)	$17,837	$19,808	$27,855	$40,147	$41,016	$52,512
	Six months ended	Year ended
Class C	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$24.88	$26.51	$30.09	$22.61	$22.36	$23.02
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.11)	$0.24	$0.67	$(0.05)	$0.09	$0.16
Net realized and unrealized gain (loss)	1.66	(0.99)	(2.39)	8.38	1.15	0.18
Total from investment operations	$1.55	$(0.75)	$(1.72)	$8.33	$1.24	$0.34
Less distributions declared to shareholders
From net investment income	$—	$(0.25)	$(0.70)	$—	$(0.11)	$(0.15)
From net realized gain	—	(0.63)	(1.16)	(0.85)	(0.88)	(0.85)
Total distributions declared to shareholders	$—	$(0.88)	$(1.86)	$(0.85)	$(0.99)	$(1.00)
Net asset value, end of period (x)	$26.43	$24.88	$26.51	$30.09	$22.61	$22.36
Total return (%) (r)(s)(t)(x)	6.23(n)	(2.70)	(6.47)	37.26	5.20	2.04
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.13(a)	1.14	1.14	1.14	1.16	1.15
Expenses after expense reductions (h)	1.13(a)	1.13	1.13	1.13	1.13	1.13
Net investment income (loss) (l)	(0.82)(a)	0.96	2.27	(0.20)	0.41	0.72
Portfolio turnover	3(n)	4	13	7	6	5
Net assets at end of period (000 omitted)	$224,127	$217,393	$232,876	$264,940	$234,144	$221,719
See Notes to Financial Statements

Financial Highlights − continued
MFS AGGRESSIVE GROWTH ALLOCATION FUND − continued
	Six months ended	Year ended
Class I	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$26.28	$27.96	$31.62	$23.65	$23.33	$24.02
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.03	$0.51	$1.00	$0.22	$0.35	$0.39
Net realized and unrealized gain (loss)	1.74	(1.05)	(2.48)	8.80	1.20	0.17
Total from investment operations	$1.77	$(0.54)	$(1.48)	$9.02	$1.55	$0.56
Less distributions declared to shareholders
From net investment income	$—	$(0.51)	$(1.02)	$(0.20)	$(0.35)	$(0.40)
From net realized gain	—	(0.63)	(1.16)	(0.85)	(0.88)	(0.85)
Total distributions declared to shareholders	$—	$(1.14)	$(2.18)	$(1.05)	$(1.23)	$(1.25)
Net asset value, end of period (x)	$28.05	$26.28	$27.96	$31.62	$23.65	$23.33
Total return (%) (r)(s)(t)(x)	6.74(n)	(1.74)	(5.52)	38.67	6.24	3.05
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.13(a)	0.14	0.14	0.15	0.16	0.15
Expenses after expense reductions (h)	0.13(a)	0.13	0.13	0.13	0.13	0.13
Net investment income (loss) (l)	0.18(a)	1.95	3.22	0.78	1.46	1.67
Portfolio turnover	3(n)	4	13	7	6	5
Net assets at end of period (000 omitted)	$263,999	$238,896	$240,621	$241,144	$178,491	$167,527
	Six months ended	Year ended
Class R1	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$24.44	$26.07	$29.60	$22.25	$22.00	$22.69
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.10)	$0.27	$0.69	$(0.06)	$0.09	$0.15
Net realized and unrealized gain (loss)	1.61	(1.01)	(2.37)	8.26	1.13	0.18
Total from investment operations	$1.51	$(0.74)	$(1.68)	$8.20	$1.22	$0.33
Less distributions declared to shareholders
From net investment income	$—	$(0.26)	$(0.69)	$—	$(0.09)	$(0.17)
From net realized gain	—	(0.63)	(1.16)	(0.85)	(0.88)	(0.85)
Total distributions declared to shareholders	$—	$(0.89)	$(1.85)	$(0.85)	$(0.97)	$(1.02)
Net asset value, end of period (x)	$25.95	$24.44	$26.07	$29.60	$22.25	$22.00
Total return (%) (r)(s)(t)(x)	6.18(n)	(2.70)	(6.46)	37.28	5.21	2.03
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.13(a)	1.14	1.14	1.14	1.16	1.15
Expenses after expense reductions (h)	1.13(a)	1.13	1.13	1.13	1.13	1.13
Net investment income (loss) (l)	(0.82)(a)	1.12	2.34	(0.24)	0.40	0.69
Portfolio turnover	3(n)	4	13	7	6	5
Net assets at end of period (000 omitted)	$13,271	$12,269	$15,536	$18,496	$14,484	$17,093
See Notes to Financial Statements

Financial Highlights − continued
MFS AGGRESSIVE GROWTH ALLOCATION FUND − continued
	Six months ended	Year ended
Class R2	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$25.08	$26.71	$30.30	$22.71	$22.44	$23.13
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.04)	$0.36	$0.83	$0.07	$0.21	$0.28
Net realized and unrealized gain (loss)	1.66	(0.99)	(2.40)	8.44	1.16	0.16
Total from investment operations	$1.62	$(0.63)	$(1.57)	$8.51	$1.37	$0.44
Less distributions declared to shareholders
From net investment income	$—	$(0.37)	$(0.86)	$(0.07)	$(0.22)	$(0.28)
From net realized gain	—	(0.63)	(1.16)	(0.85)	(0.88)	(0.85)
Total distributions declared to shareholders	$—	$(1.00)	$(2.02)	$(0.92)	$(1.10)	$(1.13)
Net asset value, end of period (x)	$26.70	$25.08	$26.71	$30.30	$22.71	$22.44
Total return (%) (r)(s)(t)(x)	6.46(n)	(2.19)	(6.01)	37.93	5.73	2.56
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.63(a)	0.64	0.64	0.65	0.66	0.65
Expenses after expense reductions (h)	0.63(a)	0.63	0.63	0.63	0.63	0.63
Net investment income (loss) (l)	(0.31)(a)	1.45	2.76	0.27	0.91	1.23
Portfolio turnover	3(n)	4	13	7	6	5
Net assets at end of period (000 omitted)	$48,321	$49,019	$55,975	$65,485	$55,453	$63,038
	Six months ended	Year ended
Class R3	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$25.50	$27.15	$30.76	$23.04	$22.75	$23.44
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)	$0.44	$0.91	$0.15	$0.29	$0.34
Net realized and unrealized gain (loss)	1.69	(1.02)	(2.43)	8.56	1.17	0.15
Total from investment operations	$1.68	$(0.58)	$(1.52)	$8.71	$1.46	$0.49
Less distributions declared to shareholders
From net investment income	$—	$(0.44)	$(0.93)	$(0.14)	$(0.29)	$(0.33)
From net realized gain	—	(0.63)	(1.16)	(0.85)	(0.88)	(0.85)
Total distributions declared to shareholders	$—	$(1.07)	$(2.09)	$(0.99)	$(1.17)	$(1.18)
Net asset value, end of period (x)	$27.18	$25.50	$27.15	$30.76	$23.04	$22.75
Total return (%) (r)(s)(t)(x)	6.59(n)	(1.98)	(5.75)	38.28	6.00	2.78
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.38(a)	0.39	0.39	0.40	0.41	0.40
Expenses after expense reductions (h)	0.38(a)	0.38	0.38	0.38	0.38	0.38
Net investment income (loss) (l)	(0.06)(a)	1.71	3.00	0.54	1.20	1.48
Portfolio turnover	3(n)	4	13	7	6	5
Net assets at end of period (000 omitted)	$79,435	$77,815	$91,223	$105,120	$87,315	$97,866
See Notes to Financial Statements

Financial Highlights − continued
MFS AGGRESSIVE GROWTH ALLOCATION FUND − continued
	Six months ended	Year ended
Class R4	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$25.85	$27.52	$31.15	$23.32	$23.01	$23.71
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.03	$0.52	$1.02	$0.21	$0.34	$0.39
Net realized and unrealized gain (loss)	1.71	(1.05)	(2.47)	8.67	1.20	0.16
Total from investment operations	$1.74	$(0.53)	$(1.45)	$8.88	$1.54	$0.55
Less distributions declared to shareholders
From net investment income	$—	$(0.51)	$(1.02)	$(0.20)	$(0.35)	$(0.40)
From net realized gain	—	(0.63)	(1.16)	(0.85)	(0.88)	(0.85)
Total distributions declared to shareholders	$—	$(1.14)	$(2.18)	$(1.05)	$(1.23)	$(1.25)
Net asset value, end of period (x)	$27.59	$25.85	$27.52	$31.15	$23.32	$23.01
Total return (%) (r)(s)(t)(x)	6.73(n)	(1.73)	(5.51)	38.61	6.29	3.05
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.13(a)	0.14	0.14	0.15	0.16	0.15
Expenses after expense reductions (h)	0.13(a)	0.13	0.13	0.13	0.13	0.13
Net investment income (loss) (l)	0.19(a)	2.00	3.31	0.77	1.44	1.69
Portfolio turnover	3(n)	4	13	7	6	5
Net assets at end of period (000 omitted)	$153,714	$167,605	$183,201	$200,635	$137,680	$109,384
	Six months ended	Year ended
Class R6	11/30/23 (unaudited)	5/31/23	5/31/22(i)
Net asset value, beginning of period	$26.29	$27.97	$32.28
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.04	$0.53	$0.01
Net realized and unrealized gain (loss)	1.74	(1.04)	(2.12)
Total from investment operations	$1.78	$(0.51)	$(2.11)
Less distributions declared to shareholders
From net investment income	$—	$(0.54)	$(1.04)
From net realized gain	—	(0.63)	(1.16)
Total distributions declared to shareholders	$—	$(1.17)	$(2.20)
Net asset value, end of period (x)	$28.07	$26.29	$27.97
Total return (%) (r)(s)(t)(x)	6.77(n)	(1.64)	(7.35)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.05(a)	0.05	0.08(a)
Expenses after expense reductions (h)	0.05(a)	0.04	0.05(a)
Net investment income (loss) (l)	0.27(a)	2.03	0.05(a)
Portfolio turnover	3(n)	4	13
Net assets at end of period (000 omitted)	$252,694	$214,147	$186,590

See Notes to Financial Statements

Financial Highlights − continued
MFS AGGRESSIVE GROWTH ALLOCATION FUND − continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For Class R6, the period is from the class inception, September 30, 2021, through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(unaudited)
(1)  Business and Organization
MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, MFS Growth Allocation Fund, and MFS Aggressive Growth Allocation Fund (the funds) are each a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
Each fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of each fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Each fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (hereafter referred to as “underlying affiliated funds” or “underlying funds”), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds invest their portfolio in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. Certain underlying funds invest a significant portion of their assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. Certain underlying funds invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, and economic instability than developed markets.
The accounting policies of the underlying funds in which each fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov. The underlying funds' shareholder reports are not covered by this report.
Investment Valuations — Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Subject to its oversight, the funds' Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of each fund’s investments to MFS as the funds' adviser, pursuant to each fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of each fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under each fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a

Notes to Financial Statements (unaudited) - continued
maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under each fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of each fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating each fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine each fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that each fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which each fund determines its net asset value per share.
Various inputs are used in determining the value of each fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Each fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2023 in valuing each fund's assets and liabilities:
	Level 1	Level 2	Level 3	Total
MFS Conservative Allocation Fund
Financial Instruments
Mutual Funds	$3,715,936,799	$—	$—	$3,715,936,799
MFS Moderate Allocation Fund
Financial Instruments
Mutual Funds	$6,337,694,741	$—	$—	$6,337,694,741
MFS Growth Allocation Fund
Financial Instruments
Mutual Funds	$6,119,303,026	$—	$—	$6,119,303,026

Notes to Financial Statements (unaudited) - continued
	Level 1	Level 2	Level 3	Total
MFS Aggressive Growth Allocation Fund
Financial Instruments
Mutual Funds	$2,552,257,856	$—	$—	$2,552,257,856
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets and liabilities.
Derivatives — Each fund does not invest in derivatives directly. Each fund does invest in underlying funds that may use derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
Indemnifications — Under each fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against each fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income and realized gain from affiliated issuers by each fund is affected by the timing of the declaration of distributions by the underlying funds in which each fund invests.
Each fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statements of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. Each fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed each fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 5/31/23	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Ordinary income (including any short-term capital gains)	$100,420,494	$151,962,285	$127,003,030	$40,001,978
Long-term capital gains	28,872,264	100,578,529	128,514,380	56,899,800
Total distributions	$129,292,758	$252,540,814	$255,517,410	$96,901,778

Notes to Financial Statements (unaudited) - continued
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 11/30/23	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Cost of investments	$3,263,340,394	$4,856,764,626	$4,076,957,032	$1,537,916,089
Gross appreciation	701,512,886	1,872,617,971	2,231,175,786	1,034,054,115
Gross depreciation	(248,916,481)	(391,687,856)	(188,829,792)	(19,712,348)
Net unrealized appreciation (depreciation)	$452,596,405	$1,480,930,115	$2,042,345,994	$1,014,341,767
As of 5/31/23
Undistributed ordinary income	13,179,055	15,591,878	12,155,672	—
Undistributed long-term capital gain	26,025,460	95,842,059	121,179,629	58,198,645
Late year ordinary loss deferral	—	—	—	(2,028,837)
Net unrealized appreciation (depreciation)	396,698,705	1,307,127,818	1,729,774,173	851,719,326
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. Each fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class.  Dividends are declared separately for each class.  Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. Each fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	MFS Conservative Allocation Fund		MFS Moderate Allocation Fund		MFS Growth Allocation Fund		MFS Aggressive Growth Allocation Fund
	Six Months Ended 11/30/23	Year Ended 5/31/23	Six Months Ended 11/30/23	Year Ended 5/31/23	Six Months Ended 11/30/23	Year Ended 5/31/23	Six Months Ended 11/30/23	Year Ended 5/31/23
Class A	$27,425,254	$88,233,628	$33,506,676	$186,379,749	$—	$183,476,015	$—	$56,847,622
Class B	100,079	551,054	111,268	1,749,757	—	1,862,086	—	742,226
Class C	1,819,193	8,532,531	1,274,531	14,987,202	—	15,332,055	—	7,536,422
Class I	4,539,675	15,553,250	3,392,922	17,474,004	—	18,133,070	—	10,105,815
Class R1	70,865	281,997	70,940	766,632	—	664,580	—	531,872
Class R2	384,897	1,407,491	545,681	3,682,781	—	4,521,967	—	1,955,027
Class R3	791,185	2,892,075	1,129,321	6,969,078	—	5,398,317	—	3,192,361
Class R4	3,219,084	9,258,872	2,004,141	11,422,962	—	14,229,181	—	7,201,511
Class R6	1,090,323	2,581,860	2,118,979	9,108,649	—	11,900,139	—	8,788,922
Total	$39,440,555	$129,292,758	$44,154,459	$252,540,814	$—	$255,517,410	$—	$96,901,778
(3)  Transactions with Affiliates
Investment Adviser — Each fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the funds. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.

Notes to Financial Statements (unaudited) - continued
The investment adviser has agreed in writing to pay a portion of the following funds’ operating expenses, excluding distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses including fees and expenses associated with investments in investment companies and other similar investment vehicles, such that operating expenses do not exceed the following rates annually of these fund’s average daily net assets:
	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Class A	0.10%	0.10%	0.10%	0.13%
Class B	0.10%	0.10%	0.10%	0.13%
Class C	0.10%	0.10%	0.10%	0.13%
Class I	0.10%	0.10%	0.10%	0.13%
Class R1	0.10%	0.10%	0.10%	0.13%
Class R2	0.10%	0.10%	0.10%	0.13%
Class R3	0.10%	0.10%	0.10%	0.13%
Class R4	0.10%	0.10%	0.10%	0.13%
Class R6	0.03%	0.02%	0.02%	0.05%
These written agreements will continue until modified by the funds’ Board of Trustees, but such agreements will continue at least until September 30, 2024. For the six months ended November 30, 2023, these reductions amounted to $264,099 for the MFS Moderate Allocation Fund, $454,720 for the MFS Growth Allocation Fund, and $11,981 for the MFS Aggressive Growth Allocation Fund. Each reduction is included in the reduction of total expenses in the Statements of Operations. For the six months ended November 30, 2023, the MFS Conservative Allocation Fund’s actual operating expenses did not exceed the limit described above and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which each fund invests. Accordingly, the expense ratio for each fund reflects only those fees and expenses borne directly by each fund.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the six months ended November 30, 2023, as its portion of the initial sales charge on sales of Class A shares of each fund:
MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
$78,890	$213,220	$370,472	$191,898
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
Each fund's distribution plan provides that each fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes.  One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Class A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	—	0.25%	0.25%	0.25%	$3,244,444
MFS Moderate Allocation Fund	—	0.25%	0.25%	0.25%	5,915,741
MFS Growth Allocation Fund	—	0.25%	0.25%	0.25%	5,452,775
MFS Aggressive Growth Allocation Fund	—	0.25%	0.25%	0.25%	1,847,531
	Class B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.75%	0.25%	1.00%	1.00%	$78,452
MFS Moderate Allocation Fund	0.75%	0.25%	1.00%	1.00%	195,340
MFS Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	215,039
MFS Aggressive Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	95,594

Notes to Financial Statements (unaudited) - continued
	Class C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.75%	0.25%	1.00%	1.00%	$1,339,792
MFS Moderate Allocation Fund	0.75%	0.25%	1.00%	1.00%	1,941,695
MFS Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	1,972,431
MFS Aggressive Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	1,114,924
	Class R1
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.75%	0.25%	1.00%	1.00%	$48,425
MFS Moderate Allocation Fund	0.75%	0.25%	1.00%	1.00%	100,511
MFS Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	82,243
MFS Aggressive Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	63,945
	Class R2
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.25%	0.25%	0.50%	0.50%	$99,114
MFS Moderate Allocation Fund	0.25%	0.25%	0.50%	0.50%	229,220
MFS Growth Allocation Fund	0.25%	0.25%	0.50%	0.50%	266,524
MFS Aggressive Growth Allocation Fund	0.25%	0.25%	0.50%	0.50%	122,058
	Class R3
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	—	0.25%	0.25%	0.25%	$91,949
MFS Moderate Allocation Fund	—	0.25%	0.25%	0.25%	197,419
MFS Growth Allocation Fund	—	0.25%	0.25%	0.25%	141,336
MFS Aggressive Growth Allocation Fund	—	0.25%	0.25%	0.25%	99,765
	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Total Distribution and Service Fees	$4,902,176	$8,579,926	$8,130,348	$3,343,817
(d)	In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2023 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended November 30, 2023, these rebates amounted to the following and are included in the reduction of total expenses in the Statements of Operations:
	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Class A	$261	$390	$935	$227
Class B	—	8	11	—
Class C	1	1	11	1
Class R2	—	—	1	—

Notes to Financial Statements (unaudited) - continued
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase.  All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2023, were as follows:
CDSC Imposed	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Class A	$89,352	$150,636	$80,755	$32,371
Class B	4,487	11,346	6,612	2,251
Class C	6,810	18,685	21,084	20,105
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from each fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of each fund as determined periodically under the supervision of the funds’ Board of Trustees. For the six months ended November 30, 2023, each fund paid the following fee, which equated to the following annual percentage of each fund’s average daily net assets:
	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Expenses paid	$123,866	$311,173	$416,402	$217,754
Annual percentage of average daily net assets	0.0066%	0.0098%	0.0137%	0.0174%
MFSC also receives reimbursement from each fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended November 30, 2023, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to the following:
MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
$1,309,946	$2,360,220	$2,453,290	$1,064,721
Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund reimburses MFS the costs incurred to provide these services. Each fund pays an annual fixed amount of $17,500. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended November 30, 2023 was equivalent to the following annual effective rates of each fund's average daily net assets:
	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Percentage of average daily net assets	0.0005%	0.0003%	0.0003%	0.0007%
Trustees’ and Officers’ Compensation — Each fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The funds do not pay compensation directly to Trustees or officers of each fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to each fund. Certain officers and Trustees of each fund are officers or directors of MFS, MFD, and MFSC.
Other — Each fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On August 3, 2022, MFS redeemed the following fund shares:
Fund	Class	Shares	Amount
MFS Conservative Allocation Fund	Class R6	2,795	$46,285
MFS Moderate Allocation Fund	Class R6	2,375	45,909
MFS Growth Allocation Fund	Class R6	1,983	45,708
MFS Aggressive Growth Allocation Fund	Class R6	1,654	45,568

Notes to Financial Statements (unaudited) - continued
(4)  Portfolio Securities
For the six months ended November 30, 2023, purchases and sales of shares of underlying funds, excluding the MFS Institutional Money Market Portfolio, aggregated to the following:
	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Purchases	$31,296,979	$161,699,014	$163,020,248	$64,630,591
Sales	$272,864,854	$479,545,149	$391,217,308	$118,494,884
(5)  Shares of Beneficial Interest
Each fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	MFS Conservative Allocation Fund				MFS Moderate Allocation Fund
	Six Months Ended 11/30/23		Year ended 5/31/23		Six Months Ended 11/30/23		Year ended 5/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	14,788,559	$ 233,549,161	37,597,375	$ 591,621,421	19,265,377	$ 354,402,788	46,981,387	$ 853,255,104
Class B	658	10,242	29,659	465,128	7,789	141,002	33,325	597,196
Class C	556,133	8,628,146	1,537,381	23,804,412	997,114	17,913,789	2,701,858	47,904,872
Class I	2,057,435	32,781,092	5,480,882	87,200,127	1,975,612	36,870,643	5,448,925	99,942,454
Class R1	47,949	725,881	86,648	1,311,268	53,466	932,732	124,713	2,151,471
Class R2	164,495	2,511,550	476,567	7,261,937	313,682	5,599,322	760,462	13,439,800
Class R3	341,673	5,363,892	718,640	11,166,747	561,622	10,251,245	1,156,234	20,770,328
Class R4	912,495	14,390,748	6,679,758	105,742,649	1,308,184	24,026,690	2,712,963	49,113,409
Class R6	1,290,296	20,525,528	2,287,454	36,331,465	2,210,730	41,202,907	3,366,805	62,378,611
	20,159,693	$318,486,240	54,894,364	$864,905,154	26,693,576	$491,341,118	63,286,672	$1,149,553,245
Shares issued to shareholders in reinvestment of distributions
Class A	1,694,236	$ 26,578,740	5,591,735	$ 85,545,181	1,788,448	$ 32,608,666	10,382,941	$ 181,424,544
Class B	6,336	99,036	35,638	542,514	6,160	110,656	99,991	1,720,619
Class C	113,497	1,750,193	545,605	8,198,110	69,544	1,236,389	853,001	14,535,933
Class I	246,457	3,909,697	870,965	13,475,036	142,253	2,640,414	839,629	14,931,694
Class R1	4,713	70,865	19,227	281,997	4,102	70,940	46,254	766,632
Class R2	25,337	384,152	93,115	1,377,208	30,636	543,831	215,826	3,670,020
Class R3	50,925	791,185	190,915	2,892,033	62,526	1,129,321	402,459	6,968,783
Class R4	181,690	2,853,089	532,325	8,155,247	86,420	1,574,767	521,506	9,107,009
Class R6	68,337	1,083,747	166,594	2,576,426	114,143	2,116,659	511,716	9,100,067
	2,391,528	$37,520,704	8,046,119	$123,043,752	2,304,232	$42,031,643	13,873,323	$242,225,301
Shares reacquired
Class A	(20,630,239)	$(325,080,288)	(44,394,576)	$ (696,624,120)	(25,041,323)	$(459,421,917)	(48,962,398)	$ (886,124,461)
Class B	(222,087)	(3,499,572)	(665,501)	(10,389,594)	(584,859)	(10,605,064)	(1,389,235)	(24,811,061)
Class C	(2,977,019)	(46,097,682)	(7,935,902)	(122,340,446)	(3,687,691)	(66,140,317)	(9,305,377)	(164,439,281)
Class I	(3,747,267)	(59,869,272)	(11,544,700)	(182,917,659)	(3,254,455)	(60,855,574)	(6,601,580)	(121,440,572)
Class R1	(79,126)	(1,194,389)	(155,008)	(2,334,046)	(175,490)	(3,076,979)	(314,554)	(5,438,793)
Class R2	(470,611)	(7,192,829)	(808,219)	(12,250,995)	(937,732)	(16,806,489)	(1,335,256)	(23,436,423)
Class R3	(856,817)	(13,438,787)	(1,535,471)	(23,986,963)	(1,438,327)	(26,195,265)	(2,788,370)	(49,956,775)
Class R4	(2,586,400)	(40,754,061)	(5,632,937)	(88,328,982)	(2,690,694)	(49,242,835)	(4,989,299)	(90,680,459)
Class R6	(774,130)	(12,348,345)	(1,017,138)	(16,150,032)	(975,344)	(18,249,622)	(1,789,813)	(33,102,193)
	(32,343,696)	$(509,475,225)	(73,689,452)	$(1,155,322,837)	(38,785,915)	$(710,594,062)	(77,475,882)	$(1,399,430,018)

Notes to Financial Statements (unaudited) - continued
	MFS Conservative Allocation Fund − continued				MFS Moderate Allocation Fund − continued
	Six Months Ended 11/30/23		Year ended 5/31/23		Six Months Ended 11/30/23		Year ended 5/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net change
Class A	(4,147,444)	$ (64,952,387)	(1,205,466)	$ (19,457,518)	(3,987,498)	$ (72,410,463)	8,401,930	$ 148,555,187
Class B	(215,093)	(3,390,294)	(600,204)	(9,381,952)	(570,910)	(10,353,406)	(1,255,919)	(22,493,246)
Class C	(2,307,389)	(35,719,343)	(5,852,916)	(90,337,924)	(2,621,033)	(46,990,139)	(5,750,518)	(101,998,476)
Class I	(1,443,375)	(23,178,483)	(5,192,853)	(82,242,496)	(1,136,590)	(21,344,517)	(313,026)	(6,566,424)
Class R1	(26,464)	(397,643)	(49,133)	(740,781)	(117,922)	(2,073,307)	(143,587)	(2,520,690)
Class R2	(280,779)	(4,297,127)	(238,537)	(3,611,850)	(593,414)	(10,663,336)	(358,968)	(6,326,603)
Class R3	(464,219)	(7,283,710)	(625,916)	(9,928,183)	(814,179)	(14,814,699)	(1,229,677)	(22,217,664)
Class R4	(1,492,215)	(23,510,224)	1,579,146	25,568,914	(1,296,090)	(23,641,378)	(1,754,830)	(32,460,041)
Class R6	584,503	9,260,930	1,436,910	22,757,859	1,349,529	25,069,944	2,088,708	38,376,485
	(9,792,475)	$(153,468,281)	(10,748,969)	$(167,373,931)	(9,788,107)	$(177,221,301)	(315,887)	$(7,651,472)
	MFS Growth Allocation Fund				MFS Aggressive Growth Allocation Fund
	Six Months Ended 11/30/23		Year ended 5/31/23		Six Months Ended 11/30/23		Year ended 5/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	12,833,437	$ 286,505,444	30,776,017	$ 667,959,723	3,909,196	$ 104,744,800	9,583,393	$ 246,677,174
Class B	9,290	208,393	19,129	415,795	1,769	45,545	6,872	176,142
Class C	1,059,013	23,100,449	2,637,090	55,985,350	704,498	18,202,790	1,799,519	44,779,870
Class I	1,549,047	35,021,226	4,928,354	108,881,252	1,386,449	37,375,777	2,425,302	64,360,728
Class R1	40,186	852,478	86,356	1,783,131	34,180	868,631	63,113	1,545,129
Class R2	257,898	5,601,286	553,256	11,692,751	138,811	3,611,674	326,185	8,178,283
Class R3	301,519	6,712,263	737,300	15,860,568	213,410	5,649,934	561,613	14,323,497
Class R4	987,060	22,223,645	2,341,234	50,925,746	624,304	16,957,451	1,249,773	32,445,981
Class R6	2,727,720	60,957,560	3,167,944	70,172,433	1,331,369	35,881,622	1,692,782	44,823,422
	19,765,170	$441,182,744	45,246,680	$983,676,749	8,343,986	$223,338,224	17,708,552	$457,310,226
Shares issued to shareholders in reinvestment of distributions
Class A	—	$ —	8,686,879	$ 179,731,409	—	$ —	2,262,272	$ 55,493,539
Class B	—	—	88,537	1,831,836	—	—	30,492	737,911
Class C	—	—	743,117	15,100,131	—	—	311,415	7,411,676
Class I	—	—	779,825	16,321,747	—	—	345,963	8,659,451
Class R1	—	—	33,650	664,580	—	—	22,759	531,872
Class R2	—	—	224,310	4,517,610	—	—	81,698	1,955,027
Class R3	—	—	263,590	5,398,317	—	—	131,315	3,192,264
Class R4	—	—	577,683	11,934,922	—	—	261,343	6,434,260
Class R6	—	—	567,876	11,885,645	—	—	350,424	8,771,105
	—	$—	11,965,467	$247,386,197	—	$—	3,797,681	$93,187,105
Shares reacquired
Class A	(15,773,492)	$(351,127,354)	(31,929,871)	$ (692,353,729)	(4,534,162)	$(120,621,111)	(8,524,792)	$ (219,554,901)
Class B	(423,589)	(9,430,001)	(1,010,053)	(21,767,670)	(120,802)	(3,163,340)	(289,995)	(7,321,441)
Class C	(2,481,115)	(53,990,112)	(6,361,520)	(134,910,759)	(959,635)	(24,799,132)	(2,157,720)	(53,702,027)
Class I	(2,817,896)	(63,711,490)	(4,519,803)	(99,004,696)	(1,064,952)	(29,079,720)	(2,287,667)	(60,211,165)
Class R1	(76,533)	(1,635,607)	(165,371)	(3,404,388)	(24,864)	(641,803)	(179,786)	(4,408,288)
Class R2	(790,933)	(16,982,343)	(1,127,162)	(23,632,097)	(283,653)	(7,410,141)	(548,378)	(13,689,392)
Class R3	(865,062)	(19,129,383)	(1,765,878)	(38,049,796)	(342,716)	(9,071,878)	(1,001,400)	(25,627,319)
Class R4	(2,884,182)	(63,950,849)	(2,917,324)	(63,847,203)	(1,536,690)	(41,083,506)	(1,684,695)	(44,002,875)
Class R6	(583,146)	(13,204,560)	(990,236)	(21,813,278)	(475,157)	(13,010,360)	(568,974)	(15,028,370)
	(26,695,948)	$(593,161,699)	(50,787,218)	$(1,098,783,616)	(9,342,631)	$(248,880,991)	(17,243,407)	$(443,545,778)

Notes to Financial Statements (unaudited) - continued
	MFS Growth Allocation Fund − continued				MFS Aggressive Growth Allocation Fund − continued
	Six Months Ended 11/30/23		Year ended 5/31/23		Six Months Ended 11/30/23		Year ended 5/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net change
Class A	(2,940,055)	$ (64,621,910)	7,533,025	$ 155,337,403	(624,966)	$ (15,876,311)	3,320,873	$ 82,615,812
Class B	(414,299)	(9,221,608)	(902,387)	(19,520,039)	(119,033)	(3,117,795)	(252,631)	(6,407,388)
Class C	(1,422,102)	(30,889,663)	(2,981,313)	(63,825,278)	(255,137)	(6,596,342)	(46,786)	(1,510,481)
Class I	(1,268,849)	(28,690,264)	1,188,376	26,198,303	321,497	8,296,057	483,598	12,809,014
Class R1	(36,347)	(783,129)	(45,365)	(956,677)	9,316	226,828	(93,914)	(2,331,287)
Class R2	(533,035)	(11,381,057)	(349,596)	(7,421,736)	(144,842)	(3,798,467)	(140,495)	(3,556,082)
Class R3	(563,543)	(12,417,120)	(764,988)	(16,790,911)	(129,306)	(3,421,944)	(308,472)	(8,111,558)
Class R4	(1,897,122)	(41,727,204)	1,593	(986,535)	(912,386)	(24,126,055)	(173,579)	(5,122,634)
Class R6	2,144,574	47,753,000	2,745,584	60,244,800	856,212	22,871,262	1,474,232	38,566,157
	(6,930,778)	$(151,978,955)	6,424,929	$132,279,330	(998,645)	$(25,542,767)	4,262,826	$106,951,553
Effective June 1, 2019, purchases of each fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of each fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6)  Line of Credit
Each fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by each fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, each fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended November 30, 2023, each fund’s commitment fee and interest expense were as follows and are included in “Miscellaneous” expense in the Statements of Operations:
	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Commitment Fee	$9,852	$16,524	$15,276	$6,375
Interest Expense	—	—	—	—

Notes to Financial Statements (unaudited) - continued
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
	MFS Conservative Allocation Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Commodity Strategy Fund	$72,503,046	$532,936	$8,273,253	$(3,445,353)	$9,577,018	$70,894,394
MFS Emerging Markets Debt Fund	76,268,504	2,387,653	4,096,632	(1,180,019)	1,697,555	75,077,061
MFS Emerging Markets Debt Local Currency Fund	75,779,634	2,030,241	3,940,671	(1,009,147)	1,850,575	74,710,632
MFS Global Opportunistic Bond Fund	266,823,231	5,269,292	9,646,937	(2,465,749)	252,676	260,232,513
MFS Global Real Estate Fund	73,890,721	3,926,071	3,541,359	(165,243)	2,524,767	76,634,957
MFS Government Securities Fund	381,385,725	9,803,340	15,742,831	(4,125,738)	(10,719,667)	360,600,829
MFS Growth Fund	231,246,333	822,547	50,901,455	19,799,229	5,180,973	206,147,627
MFS High Income Fund	152,524,279	4,897,279	10,821,897	(1,786,739)	3,740,007	148,552,929
MFS Inflation-Adjusted Bond Fund	378,872,709	13,336,807	8,743,583	(2,547,600)	(15,140,247)	365,778,086
MFS Institutional Money Market Portfolio	12,436,368	111,856,541	69,859,696	1,586	2,423	54,437,222
MFS International Growth Fund	55,837,083	1,720,453	1,919,654	296,842	376,107	56,310,831
MFS International Intrinsic Value Fund	55,982,688	572,802	2,475,599	201,592	2,139,420	56,420,903
MFS International Large Cap Value Fund	55,482,896	976,036	3,106,578	(184,301)	3,051,260	56,219,313
MFS Limited Maturity Fund	381,361,767	9,172,897	29,499,535	(2,226,600)	3,327,581	362,136,110
MFS Mid Cap Growth Fund	151,897,621	2,698,845	15,468,908	(360,119)	13,555,543	152,322,982
MFS Mid Cap Value Fund	148,214,921	2,839,108	11,966,188	787,654	11,865,157	151,740,652
MFS New Discovery Fund	37,137,108	1,621,159	2,215,314	(694,163)	1,696,965	37,545,755
MFS New Discovery Value Fund	36,669,556	2,105,512	2,823,716	35,676	1,807,037	37,794,065
MFS Research Fund	228,298,787	112,551	41,642,175	7,251,350	13,515,073	207,535,586
MFS Research International Fund	129,774,510	2,625,830	4,459,512	560,561	2,553,600	131,054,989
MFS Total Return Bond Fund	573,089,219	14,218,409	26,591,174	(7,268,422)	(4,930,708)	548,517,324
MFS Value Fund	223,349,753	2,853,930	14,987,883	125,107	13,931,132	225,272,039
	$3,798,826,459	$196,380,239	$342,724,550	$1,600,404	$61,854,247	$3,715,936,799

Notes to Financial Statements (unaudited) - continued
	MFS Conservative Allocation Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Commodity Strategy Fund	$—	$—
MFS Emerging Markets Debt Fund	2,313,945	—
MFS Emerging Markets Debt Local Currency Fund	1,924,607	—
MFS Global Opportunistic Bond Fund	4,327,193	—
MFS Global Real Estate Fund	—	—
MFS Government Securities Fund	6,825,601	—
MFS Growth Fund	—	635,786
MFS High Income Fund	4,758,842	—
MFS Inflation-Adjusted Bond Fund	9,734,289	—
MFS Institutional Money Market Portfolio	546,298	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS International Large Cap Value Fund	—	—
MFS Limited Maturity Fund	7,428,522	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	545,345	91,871
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	12,450,965	—
MFS Value Fund	2,189,753	—
	$53,045,360	$727,657

Notes to Financial Statements (unaudited) - continued
	MFS Moderate Allocation Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Commodity Strategy Fund	$167,890,892	$18,210,994	$20,761,635	$(10,027,318)	$24,674,402	$179,987,335
MFS Emerging Markets Debt Fund	190,155,811	7,355,917	7,975,976	(2,653,753)	3,871,997	190,753,996
MFS Emerging Markets Debt Local Currency Fund	127,650,772	3,701,567	5,843,955	(2,685,202)	4,096,757	126,919,939
MFS Emerging Markets Equity Fund	62,793,109	515,271	2,759,604	(960,960)	3,368,263	62,956,079
MFS Global Opportunistic Bond Fund	316,876,871	15,157,316	15,099,938	(4,638,090)	1,914,039	314,210,198
MFS Global Real Estate Fund	182,789,583	13,251,667	6,117,460	(349,829)	6,283,074	195,857,035
MFS Government Securities Fund	631,258,175	40,921,276	37,544,651	(9,810,452)	(15,391,348)	609,433,000
MFS Growth Fund	535,293,375	1,909,130	116,452,993	51,716,021	5,786,738	478,252,271
MFS High Income Fund	255,294,203	10,036,807	17,172,950	(3,271,251)	6,468,265	251,355,074
MFS Inflation-Adjusted Bond Fund	438,525,001	34,995,658	20,041,807	(5,642,325)	(15,154,835)	432,681,692
MFS Institutional Money Market Portfolio	7,301,423	177,985,897	94,385,332	507	1,138	90,903,633
MFS International Growth Fund	126,740,340	4,013,009	4,615,479	281,901	1,268,741	127,688,512
MFS International Intrinsic Value Fund	126,851,033	1,043,353	5,161,529	(182,655)	5,466,846	128,017,048
MFS International Large Cap Value Fund	125,175,589	1,286,936	5,405,067	(350,075)	6,734,000	127,441,383
MFS International New Discovery Fund	62,787,870	1,587,738	1,923,301	(441,874)	2,108,759	64,119,192
MFS Mid Cap Growth Fund	446,621,851	7,384,451	39,255,815	(2,371,043)	41,365,481	453,744,925
MFS Mid Cap Value Fund	423,565,084	11,853,085	20,476,065	1,058,156	35,435,641	451,435,901
MFS New Discovery Fund	91,670,307	5,595,382	4,182,887	(1,723,892)	4,226,243	95,585,153
MFS New Discovery Value Fund	88,182,411	6,755,774	2,885,816	(20,428)	4,369,735	96,401,676
MFS Research Fund	516,240,930	257,259	82,648,455	25,054,262	22,469,227	481,373,223
MFS Research International Fund	314,424,655	5,872,804	9,372,483	1,236,464	6,252,295	318,413,735
MFS Total Return Bond Fund	571,186,411	30,159,247	38,486,076	(10,596,005)	(2,120,714)	550,142,863
MFS Value Fund	488,985,047	5,688,288	15,361,205	99,255	30,609,493	510,020,878
	$6,298,260,743	$405,538,826	$573,930,479	$23,721,414	$184,104,237	$6,337,694,741

Notes to Financial Statements (unaudited) - continued
	MFS Moderate Allocation Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Commodity Strategy Fund	$—	$—
MFS Emerging Markets Debt Fund	5,859,133	—
MFS Emerging Markets Debt Local Currency Fund	3,249,047	—
MFS Emerging Markets Equity Fund	—	—
MFS Global Opportunistic Bond Fund	5,236,495	—
MFS Global Real Estate Fund	—	—
MFS Government Securities Fund	11,569,844	—
MFS Growth Fund	—	1,415,568
MFS High Income Fund	8,041,947	—
MFS Inflation-Adjusted Bond Fund	11,411,697	—
MFS Institutional Money Market Portfolio	622,104	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS International Large Cap Value Fund	—	—
MFS International New Discovery Fund	—	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	1,349,574	227,354
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	12,599,631	—
MFS Value Fund	4,893,628	—
	$64,833,100	$1,642,922

Notes to Financial Statements (unaudited) - continued
	MFS Growth Allocation Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Commodity Strategy Fund	$211,054,840	$28,226,921	$26,676,288	$(13,666,188)	$32,161,164	$231,100,449
MFS Emerging Markets Debt Fund	179,174,808	10,157,743	7,694,510	(2,723,380)	3,818,587	182,733,248
MFS Emerging Markets Debt Local Currency Fund	120,912,054	3,411,108	3,821,566	(1,814,163)	3,105,528	121,792,961
MFS Emerging Markets Equity Fund	118,373,563	707,390	3,000,939	(888,676)	5,369,558	120,560,896
MFS Global Opportunistic Bond Fund	179,462,474	11,755,994	9,025,847	(3,005,457)	1,430,437	180,617,601
MFS Global Real Estate Fund	224,095,810	25,091,774	3,881,334	(554,588)	7,663,267	252,414,929
MFS Growth Fund	633,222,274	2,020,119	120,220,140	49,581,670	19,406,747	584,010,670
MFS High Income Fund	241,148,978	13,427,443	16,687,954	(3,356,630)	6,360,496	240,892,333
MFS Inflation-Adjusted Bond Fund	295,095,902	29,833,184	14,189,836	(4,088,153)	(10,039,206)	296,611,891
MFS Institutional Money Market Portfolio	10,042,546	160,982,735	95,183,790	1,971	671	75,844,133
MFS International Growth Fund	180,566,624	4,618,750	2,989,718	172,763	1,971,614	184,340,033
MFS International Intrinsic Value Fund	180,305,609	360,272	3,258,460	(534,504)	8,007,257	184,880,174
MFS International Large Cap Value Fund	177,949,139	970,925	4,535,724	(308,763)	9,323,476	183,399,053
MFS International New Discovery Fund	118,837,289	3,415,220	1,951,287	(476,713)	3,594,405	123,418,914
MFS Mid Cap Growth Fund	540,646,144	5,948,321	30,106,567	(4,510,220)	51,907,476	563,885,154
MFS Mid Cap Value Fund	512,440,451	12,705,045	12,088,418	518,673	43,414,652	556,990,403
MFS New Discovery Fund	114,245,588	6,905,242	2,276,470	(1,284,166)	4,187,433	121,777,627
MFS New Discovery Value Fund	110,266,464	9,885,909	2,111,457	(18,696)	5,284,718	123,306,938
MFS Research Fund	611,311,117	159,027	81,945,720	(10,554,729)	67,561,542	586,531,237
MFS Research International Fund	416,998,795	7,525,011	5,697,314	(47,119)	9,811,267	428,590,640
MFS Total Return Bond Fund	179,349,405	12,911,164	22,221,000	(6,346,082)	1,918,638	165,612,125
MFS Value Fund	577,158,788	13,611,583	16,836,759	(254,089)	36,312,094	609,991,617
	$5,932,658,662	$364,630,880	$486,401,098	$(4,157,239)	$312,571,821	$6,119,303,026

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Commodity Strategy Fund	$—	$—
MFS Emerging Markets Debt Fund	5,591,384	—
MFS Emerging Markets Debt Local Currency Fund	3,105,453	—
MFS Emerging Markets Equity Fund	—	—
MFS Global Opportunistic Bond Fund	3,002,551	—
MFS Global Real Estate Fund	—	—
MFS Growth Fund	—	1,696,791
MFS High Income Fund	7,679,172	—
MFS Inflation-Adjusted Bond Fund	7,751,865	—
MFS Institutional Money Market Portfolio	620,919	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS International Large Cap Value Fund	—	—
MFS International New Discovery Fund	—	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	1,723,709	290,382
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	3,958,274	—
MFS Value Fund	5,828,315	—
	$39,261,642	$1,987,173

Notes to Financial Statements (unaudited) - continued
	MFS Aggressive Growth Allocation Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Commodity Strategy Fund	$109,047,987	$11,634,061	$7,531,636	$(3,559,649)	$12,901,772	$122,492,535
MFS Emerging Markets Equity Fund	72,459,865	1,500,625	1,229,415	(406,218)	3,108,715	75,433,572
MFS Global Real Estate Fund	116,223,060	12,157,342	1,462,502	(346,736)	4,251,800	130,822,964
MFS Growth Fund	313,094,452	1,903,545	55,892,498	7,480,483	26,873,375	293,459,357
MFS Institutional Money Market Portfolio	3,002,438	62,180,271	39,223,618	(292)	208	25,959,007
MFS International Growth Fund	123,487,547	3,114,817	726,662	(17,241)	1,394,772	127,253,233
MFS International Intrinsic Value Fund	123,220,948	609,840	1,365,670	(311,967)	5,401,523	127,554,674
MFS International Large Cap Value Fund	121,246,688	1,798,194	2,392,150	(210,591)	6,354,821	126,796,962
MFS International New Discovery Fund	97,110,750	3,200,009	658,472	(226,990)	2,799,340	102,224,637
MFS Mid Cap Growth Fund	244,078,959	1,744,742	7,724,875	(1,635,713)	23,033,814	259,496,927
MFS Mid Cap Value Fund	232,338,630	6,376,134	1,910,856	(16,960)	19,796,291	256,583,239
MFS New Discovery Fund	58,461,228	3,814,769	75,726	(43,603)	1,427,802	63,584,470
MFS New Discovery Value Fund	56,616,656	5,017,244	338,700	(18,654)	2,687,612	63,964,158
MFS Research Fund	273,098,109	455,253	30,493,322	(4,264,516)	29,943,800	268,739,324
MFS Research International Fund	195,136,064	4,007,193	735,446	(92,339)	4,674,314	202,989,786
MFS Value Fund	281,118,467	12,092,624	5,956,955	(227,570)	17,876,445	304,903,011
	$2,419,741,848	$131,606,663	$157,718,503	$(3,898,556)	$162,526,404	$2,552,257,856

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Commodity Strategy Fund	$—	$—
MFS Emerging Markets Equity Fund	—	—
MFS Global Real Estate Fund	—	—
MFS Growth Fund	—	884,517
MFS Institutional Money Market Portfolio	194,845	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS International Large Cap Value Fund	—	—
MFS International New Discovery Fund	—	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	886,843	149,401
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Value Fund	2,875,040	—
	$3,956,728	$1,033,918

Board Review of Investment Advisory Agreement
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Funds’ investment advisory agreement with MFS.  The Trustees consider matters bearing on the Funds and their advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2023 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Funds and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Funds’ investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for each Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Funds.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Funds for various time periods ended December 31, 2022 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Funds’ fees and expenses and the fees and expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information as to whether and to what extent applicable expense waivers and reimbursements are observed for the Funds, (iv) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Funds and the MFS Funds as a whole, and compared to MFS’ institutional business, (v) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vi) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (vii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Funds and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Funds and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
MFS Conservative Allocation Fund
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2022, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 1st quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 3rd quintile for the one-year period and the 2nd quintile for the three-year period ended December 31, 2022 relative to the Broadridge performance universe.
MFS Moderate Allocation Fund
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2022, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 2nd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 3rd quintile for each of the one- and three-year periods ended December 31, 2022 relative to the Broadridge performance universe.

Board Review of Investment Advisory Agreement - continued
MFS Growth Allocation Fund
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2022, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 1st quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 3rd quintile for the one-year period and the 2nd quintile for the three-year period ended December 31, 2022 relative to the Broadridge performance universe.
MFS Aggressive Growth Allocation Fund
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2022, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 1st quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 2nd quintile for the one-year period and the 1st quintile for the three-year period ended December 31, 2022 relative to the Broadridge performance universe.
General
Because of the passage of time, the performance results stated above may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Funds’ performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
The Trustees considered that MFS does not charge any advisory fees for providing investment advisory services to the Funds, but that the Funds pay their pro rata share of the advisory fees paid by the underlying funds in which they invest (the “Underlying Funds”).
In assessing the reasonableness of the Funds’ expenses, the Trustees considered, among other information, the total expense ratios of the Funds’ Class I shares as a percentage of average daily net assets and the total expense ratios of the Broadridge expense groups based on information provided by Broadridge.  The Trustees considered that MFS currently observes expense limitations for MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Growth Allocation Fund, and MFS Moderate Allocation Fund, each of which may not be changed without the Trustees’ approval.  The Trustees also considered that according to the data provided by Broadridge (which takes into account any expense limitations that were in effect during the Funds’ last fiscal year), the total expense ratio for each of MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, and MFS Growth Allocation Fund was lower than the Broadridge expense group median and the total expense ratio for MFS Moderate Allocation Fund was approximately at the Broadridge expense group median.  Because the Funds do not pay advisory fees, the Trustees did not consider the extent to which economies of scale would be realized due to the Funds’ growth of assets, whether fee levels reflect economies of scale for the Funds’ shareholders, or the fees paid by similar funds to other investment advisers or by similar clients of MFS.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Funds, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Funds and other accounts and products for purposes of estimating profitability.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Funds.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Funds of having an adviser that also serves other investment companies as well as other accounts.

Board Review of Investment Advisory Agreement - continued
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Funds by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Funds pay to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Funds’ or the Underlying Funds’ behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Funds’ investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2023.

Proxy Voting Policies and Information
MFS votes proxies on behalf of the funds pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how each fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Each fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of each fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about each fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing each fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
Each fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
Each fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of each fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

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CONTACT
WEB SITE
mfs.com
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1-800-637-8255
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ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
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Semiannual Report
November 30, 2023
MFS®  Blended Research®
Mid Cap Equity Fund
BMS-SEM

MFS® Blended Research®
Mid Cap Equity Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
Portfolio structure
Top ten holdings
Phillips 66	2.2%
Ameriprise Financial, Inc.	2.0%
Spotify Technology S.A.	1.9%
Ingersoll Rand, Inc.	1.7%
Expedia Group, Inc.	1.6%
Bank of New York Mellon Corp.	1.6%
Hartford Financial Services Group, Inc.	1.6%
Verisk Analytics, Inc., “A”	1.6%
PG&E Corp.	1.6%
Gartner, Inc.	1.6%
GICS equity sectors (g)
Industrials	19.4%
Financials	16.7%
Information Technology	12.0%
Consumer Discretionary	11.4%
Health Care	9.7%
Real Estate	7.2%
Utilities	6.6%
Materials	5.2%
Energy	4.6%
Communication Services	4.5%
Consumer Staples	2.2%

(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of November 30, 2023.
The portfolio is actively managed and current holdings may be different.
1

Expense Table
Fund expenses borne by the shareholders during the period,
June 1, 2023 through November 30, 2023
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2023 through November 30, 2023.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
2

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/23	Ending Account Value 11/30/23	Expenses Paid During Period (p) 6/01/23-11/30/23
A	Actual	0.84%	$1,000.00	$1,098.14	$4.41
	Hypothetical (h)	0.84%	$1,000.00	$1,020.80	$4.24
B	Actual	1.59%	$1,000.00	$1,094.42	$8.33
	Hypothetical (h)	1.59%	$1,000.00	$1,017.05	$8.02
C	Actual	1.59%	$1,000.00	$1,093.78	$8.32
	Hypothetical (h)	1.59%	$1,000.00	$1,017.05	$8.02
I	Actual	0.59%	$1,000.00	$1,099.56	$3.10
	Hypothetical (h)	0.59%	$1,000.00	$1,022.05	$2.98
R1	Actual	1.59%	$1,000.00	$1,093.44	$8.32
	Hypothetical (h)	1.59%	$1,000.00	$1,017.05	$8.02
R2	Actual	1.09%	$1,000.00	$1,096.43	$5.71
	Hypothetical (h)	1.09%	$1,000.00	$1,019.55	$5.50
R3	Actual	0.84%	$1,000.00	$1,097.95	$4.41
	Hypothetical (h)	0.84%	$1,000.00	$1,020.80	$4.24
R4	Actual	0.59%	$1,000.00	$1,099.38	$3.10
	Hypothetical (h)	0.59%	$1,000.00	$1,022.05	$2.98
R6	Actual	0.49%	$1,000.00	$1,100.18	$2.57
	Hypothetical (h)	0.49%	$1,000.00	$1,022.55	$2.48
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
3

Portfolio of Investments
11/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.5%
Aerospace & Defense – 2.1%
CACI International, Inc., “A” (a)	13,510	$4,336,034
Textron, Inc.	92,465	7,088,367
		$11,424,401
Airlines – 0.7%
American Airlines Group, Inc. (a)	34,112	$424,012
United Airlines Holdings, Inc. (a)	84,712	3,337,653
		$3,761,665
Apparel Manufacturers – 1.4%
Deckers Outdoor Corp. (a)	2,159	$1,433,511
Skechers USA, Inc., “A” (a)	101,603	5,985,433
		$7,418,944
Automotive – 0.8%
Aptiv PLC (a)	22,859	$1,893,640
Visteon Corp. (a)	18,924	2,245,711
		$4,139,351
Biotechnology – 1.8%
Biogen, Inc. (a)	26,308	$6,158,176
Exelixis, Inc. (a)	165,754	3,615,095
		$9,773,271
Broadcasting – 1.6%
Fox Corp.	36,196	$1,001,181
Omnicom Group, Inc.	97,222	7,839,010
		$8,840,191
Brokerage & Asset Managers – 2.2%
Apollo Global Management, Inc.	31,090	$2,860,280
Bank of New York Mellon Corp.	185,674	8,971,768
		$11,832,048
Business Services – 5.6%
Boise Cascade Corp.	22,854	$2,497,942
Constellium SE (a)	31,079	540,775
Dropbox, Inc. (a)	165,167	4,654,406
GoDaddy, Inc. (a)	8,323	832,799
Insperity, Inc.	15,740	1,790,425
TriNet Group, Inc. (a)	58,836	6,820,858
4

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Business Services – continued
Verisk Analytics, Inc., “A”	36,458	$8,802,055
WEX, Inc. (a)	25,817	4,558,766
		$30,498,026
Chemicals – 1.7%
Avient Corp.	171,182	$5,880,102
PPG Industries, Inc.	24,491	3,477,477
		$9,357,579
Computer Software – 2.3%
Cadence Design Systems, Inc. (a)	24,342	$6,651,938
CrowdStrike Holdings, Inc. (a)	3,819	905,065
Datadog, Inc., “A” (a)	6,451	751,993
Dun & Bradstreet Holdings, Inc.	37,867	401,012
Elastic N.V. (a)	11,052	888,139
Nutanix, Inc. (a)	32,869	1,416,325
Paylocity Holding Corp. (a)	10,515	1,647,385
		$12,661,857
Computer Software - Systems – 3.4%
Box, Inc., “A” (a)	227,461	$5,952,655
Dell Technologies, Inc.	57,153	4,336,198
Rapid7, Inc. (a)	85,474	4,628,417
Squarespace, Inc., “A” (a)	18,200	510,146
Zebra Technologies Corp., “A” (a)	13,550	3,211,079
		$18,638,495
Construction – 6.1%
AvalonBay Communities, Inc., REIT	29,205	$5,050,713
AZEK Co., Inc. (a)	237,185	8,180,511
Beacon Roofing Supply, Inc. (a)	60,618	4,871,262
Eagle Materials, Inc.	2,615	473,446
Fortune Brands Innovations, Inc.	31,987	2,188,870
GMS, Inc. (a)	40,435	2,735,023
M/I Homes, Inc. (a)	2,919	307,984
Masco Corp.	26,976	1,633,397
MDC Holdings, Inc.	64,492	2,854,416
Taylor Morrison Home Corp. (a)	51,689	2,331,174
Toll Brothers, Inc.	33,328	2,862,542
		$33,489,338
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 0.7%
e.l.f. Beauty, Inc. (a)	4,869	$574,980
Newell Brands, Inc.	291,446	2,223,733
Scotts Miracle-Gro Co.	18,323	1,019,858
		$3,818,571
Consumer Services – 1.6%
Expedia Group, Inc. (a)	66,191	$9,013,890
Electrical Equipment – 2.2%
AMETEK, Inc.	21,904	$3,400,158
Amphenol Corp., “A”	25,065	2,280,664
Encore Wire Corp.	15,515	2,859,415
nVent Electric PLC	69,309	3,690,704
		$12,230,941
Electronics – 3.4%
Advanced Energy Industries, Inc.	2,980	$283,249
Amkor Technology, Inc.	137,585	3,875,769
Cirrus Logic, Inc. (a)	27,834	2,112,879
Corning, Inc.	40,864	1,164,215
Lam Research Corp.	8,430	6,035,206
Monolithic Power Systems, Inc.	3,419	1,876,074
Silicon Laboratories, Inc. (a)	29,634	3,122,535
		$18,469,927
Energy - Independent – 3.8%
Phillips 66	92,879	$11,971,174
Valero Energy Corp.	60,274	7,555,949
Warrior Met Coal, Inc.	20,122	1,126,228
		$20,653,351
Energy - Integrated – 0.1%
National Gas Fuel Co.	6,636	$337,042
Engineering - Construction – 0.3%
EMCOR Group, Inc.	6,973	$1,481,902
Entertainment – 1.9%
Spotify Technology S.A. (a)	54,920	$10,166,241
Food & Beverages – 1.9%
Archer Daniels Midland Co.	91,111	$6,717,614
Cal-Maine Foods, Inc.	54,274	2,600,810
Coca-Cola Consolidated, Inc.	1,491	1,095,169
		$10,413,593
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Forest & Paper Products – 0.7%
Weyerhaeuser Co., REIT	120,895	$3,790,058
Furniture & Appliances – 0.2%
Spectrum Brands Holdings, Inc.	15,322	$1,062,274
Gaming & Lodging – 2.2%
International Game Technology PLC	237,634	$6,351,957
Las Vegas Sands Corp.	105,700	4,874,884
Marriott International, Inc., “A”	4,565	925,325
		$12,152,166
General Merchandise – 0.4%
Dillard's, Inc., “A” (l)	5,751	$1,996,115
Insurance – 7.9%
Ameriprise Financial, Inc.	30,639	$10,831,193
Brighthouse Financial, Inc. (a)	24,568	1,278,273
Cincinnati Financial Corp.	3,210	329,956
Equitable Holdings, Inc.	236,938	7,271,627
Everest Group Ltd.	19,999	8,210,590
Genworth Financial, Inc. (a)	42,478	250,195
Hartford Financial Services Group, Inc.	114,444	8,944,943
Jackson Financial, Inc.	16,752	799,573
Reinsurance Group of America, Inc.	15,063	2,456,173
Voya Financial, Inc.	36,655	2,621,199
		$42,993,722
Internet – 1.6%
Gartner, Inc. (a)	19,934	$8,668,101
Leisure & Toys – 1.5%
Electronic Arts, Inc.	34,375	$4,744,094
Polaris, Inc.	43,614	3,596,846
		$8,340,940
Machinery & Tools – 4.8%
AGCO Corp.	25,441	$2,888,317
Ingersoll Rand, Inc.	133,038	9,502,904
Kennametal, Inc.	20,819	485,291
Mueller Industries, Inc.	8,033	333,610
Terex Corp.	30,934	1,531,233
Timken Co.	93,327	6,756,875
Wabtec Corp.	42,554	4,960,094
		$26,458,324
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – 1.4%
Comerica, Inc.	29,421	$1,330,418
Regions Financial Corp.	38,946	649,619
State Street Corp.	80,278	5,845,844
		$7,825,881
Medical & Health Technology & Services – 5.6%
Cardinal Health, Inc.	40,763	$4,364,902
IQVIA Holdings, Inc. (a)	33,686	7,212,172
McKesson Corp.	17,184	8,086,103
Tenet Healthcare Corp. (a)	42,166	2,909,876
Veeva Systems, Inc. (a)	46,209	8,054,691
		$30,627,744
Medical Equipment – 1.5%
Agilent Technologies, Inc.	2,743	$350,555
Align Technology, Inc. (a)	36,925	7,894,565
		$8,245,120
Metals & Mining – 1.2%
Commercial Metals Co.	13,150	$596,090
Reliance Steel & Aluminum Co.	13,723	3,777,393
Steel Dynamics, Inc.	17,594	2,095,973
		$6,469,456
Natural Gas - Distribution – 0.9%
UGI Corp.	233,884	$5,143,109
Network & Telecom – 0.3%
Motorola Solutions, Inc.	5,071	$1,637,274
Oil Services – 1.0%
NOV, Inc.	224,956	$4,233,672
TechnipFMC PLC (a)	72,688	1,506,095
		$5,739,767
Other Banks & Diversified Financials – 4.5%
East West Bancorp, Inc.	106,041	$6,672,100
M&T Bank Corp.	62,436	8,002,422
SLM Corp.	380,681	5,721,635
Synchrony Financial	25,614	828,869
Texas Capital Bancshares, Inc. (a)	56,800	3,117,184
		$24,342,210
Pharmaceuticals – 0.8%
Organon & Co.	390,377	$4,419,068
8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pollution Control – 0.0%
Republic Services, Inc.	1,526	$246,968
Printing & Publishing – 0.1%
Lamar Advertising Co., REIT	5,476	$554,664
Real Estate – 5.5%
Brixmor Property Group, Inc., REIT	274,905	$5,915,956
Broadstone Net Lease, Inc., REIT	261,986	4,191,776
EPR Properties, REIT	23,063	1,029,071
Essential Properties Realty Trust, REIT	34,143	810,896
NNN REIT, Inc.	128,367	5,214,268
Park Hotels & Resorts, REIT	215,930	3,202,242
Phillips Edison & Co., REIT	94,100	3,316,084
Ryman Hospitality Properties, Inc., REIT	27,278	2,737,347
Simon Property Group, Inc., REIT	9,918	1,238,659
Tanger, Inc., REIT	32,213	804,036
Vornado Realty Trust, REIT	65,400	1,539,516
		$29,999,851
Restaurants – 0.5%
Texas Roadhouse, Inc.	24,667	$2,776,518
Specialty Chemicals – 1.7%
Chemours Co.	255,493	$7,008,173
RPM International, Inc.	18,853	1,940,540
Tronox Holdings PLC	21,227	270,644
		$9,219,357
Specialty Stores – 3.3%
Abercrombie & Fitch Co., “A” (a)	16,039	$1,217,200
Builders FirstSource, Inc. (a)	56,492	7,576,142
O'Reilly Automotive, Inc. (a)	7,788	7,650,775
Ulta Beauty, Inc. (a)	4,146	1,766,155
		$18,210,272
Telephone Services – 0.1%
Altice USA, Inc., “A” (a)	286,690	$659,387
Trucking – 0.6%
Saia, Inc. (a)	8,623	$3,366,333
Utilities - Electric Power – 5.6%
CenterPoint Energy, Inc.	11,572	$327,140
Edison International	123,492	8,272,729
NRG Energy, Inc.	114,522	5,478,732
PG&E Corp.	509,770	8,752,751
9

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – continued
Vistra Corp.	222,872	$7,891,898
		$30,723,250
Total Common Stocks (Identified Cost, $478,964,048)		$544,088,553
Investment Companies (h) – 0.6%
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 5.46% (v) (Identified Cost, $2,972,012)	2,972,009	$2,972,307
Collateral for Securities Loaned – 0.1%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 5.29% (j) (Identified Cost, $781,356)	781,356	$781,356

Other Assets, Less Liabilities – (0.2)%		(936,676)
Net Assets – 100.0%		$546,905,540

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,972,307 and $544,869,909, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
10

Financial Statements
Statement of Assets and Liabilities
At 11/30/23 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value, including $1,007,602 of securities on loan (identified cost, $479,745,404)	$544,869,909
Investments in affiliated issuers, at value (identified cost, $2,972,012)	2,972,307
Receivables for
Fund shares sold	325,263
Interest and dividends	988,554
Receivable from investment adviser	21,783
Other assets	43,460
Total assets	$549,221,276
Liabilities
Payables for
Fund shares reacquired	$1,415,501
Collateral for securities loaned, at value (c)	781,356
Payable to affiliates
Administrative services fee	481
Shareholder servicing costs	46,542
Distribution and service fees	715
Accrued expenses and other liabilities	71,141
Total liabilities	$2,315,736
Net assets	$546,905,540
Net assets consist of
Paid-in capital	$472,707,938
Total distributable earnings (loss)	74,197,602
Net assets	$546,905,540
Shares of beneficial interest outstanding	44,121,360

(c)	Non-cash collateral is not included.
11

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$33,024,770	2,659,729	$12.42
Class B	191,104	15,706	12.17
Class C	3,911,634	322,488	12.13
Class I	136,942,705	11,071,285	12.37
Class R1	145,025	11,915	12.17
Class R2	453,271	36,900	12.28
Class R3	1,901,124	154,151	12.33
Class R4	958,734	77,364	12.39
Class R6	369,377,173	29,771,822	12.41

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $13.18 [100 / 94.25 x $12.42]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
12

Financial Statements
Statement of Operations
Six months ended 11/30/23 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$4,769,616
Dividends from affiliated issuers	132,317
Other	14,167
Income on securities loaned	4,695
Foreign taxes withheld	(1,498)
Total investment income	$4,919,297
Expenses
Management fee	$1,310,011
Distribution and service fees	71,582
Shareholder servicing costs	101,951
Administrative services fee	42,742
Independent Trustees' compensation	5,114
Custodian fee	17,995
Shareholder communications	8,468
Audit and tax fees	32,947
Legal fees	1,281
Miscellaneous	86,442
Total expenses	$1,678,533
Fees paid indirectly	(298)
Reduction of expenses by investment adviser and distributor	(231,685)
Net expenses	$1,446,550
Net investment income (loss)	$3,472,747
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$10,302,129
Affiliated issuers	2,521
Net realized gain (loss)	$10,304,650
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$35,782,417
Affiliated issuers	837
Net unrealized gain (loss)	$35,783,254
Net realized and unrealized gain (loss)	$46,087,904
Change in net assets from operations	$49,560,651
See Notes to Financial Statements
13

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	11/30/23 (unaudited)	5/31/23
Change in net assets
From operations
Net investment income (loss)	$3,472,747	$5,759,051
Net realized gain (loss)	10,304,650	(3,818,615)
Net unrealized gain (loss)	35,783,254	(19,277,452)
Change in net assets from operations	$49,560,651	$(17,337,016)
Total distributions to shareholders	$—	$(23,206,375)
Change in net assets from fund share transactions	$12,401,453	$65,820,929
Total change in net assets	$61,962,104	$25,277,538
Net assets
At beginning of period	484,943,436	459,665,898
At end of period	$546,905,540	$484,943,436
See Notes to Financial Statements
14

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$11.31	$12.38	$15.36	$10.70	$11.14	$12.07
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.11	$0.07	$0.08	$0.10	$0.11
Net realized and unrealized gain (loss)	1.05	(0.62)	(0.05)(g)	4.68	0.02	(0.27)
Total from investment operations	$1.11	$(0.51)	$0.02	$4.76	$0.12	$(0.16)
Less distributions declared to shareholders
From net investment income	$—	$(0.11)	$—	$(0.10)	$(0.10)	$(0.09)
From net realized gain	—	(0.45)	(3.00)	(0.00)(w)	(0.46)	(0.68)
Total distributions declared to shareholders	$—	$(0.56)	$(3.00)	$(0.10)	$(0.56)	$(0.77)
Net asset value, end of period (x)	$12.42	$11.31	$12.38	$15.36	$10.70	$11.14
Total return (%) (r)(s)(t)(x)	9.81(n)	(4.30)	(1.00)	44.61	0.51	(0.52)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.93(a)	0.94	0.94	0.92	0.96	0.97
Expenses after expense reductions (f)	0.84(a)	0.84	0.84	0.84	0.84	0.84
Net investment income (loss)	1.02(a)	0.96	0.45	0.58	0.89	0.96
Portfolio turnover	38(n)	67	89	103	81	80
Net assets at end of period (000 omitted)	$33,025	$32,605	$19,061	$133,584	$74,843	$74,051
See Notes to Financial Statements
15

Financial Highlights – continued
Class B	Six months ended	Year ended
	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$11.12	$12.17	$15.26	$10.64	$11.08	$12.03
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.02	$(0.01)	$(0.02)	$0.02	$0.02
Net realized and unrealized gain (loss)	1.03	(0.61)	(0.08)	4.65	0.01	(0.26)
Total from investment operations	$1.05	$(0.59)	$(0.09)	$4.63	$0.03	$(0.24)
Less distributions declared to shareholders
From net investment income	$—	$(0.01)	$(0.00)(w)	$(0.01)	$(0.01)	$(0.03)
From net realized gain	—	(0.45)	(3.00)	(0.00)(w)	(0.46)	(0.68)
Total distributions declared to shareholders	$—	$(0.46)	$(3.00)	$(0.01)	$(0.47)	$(0.71)
Net asset value, end of period (x)	$12.17	$11.12	$12.17	$15.26	$10.64	$11.08
Total return (%) (r)(s)(t)(x)	9.44(n)	(5.01)	(1.78)	43.56	(0.23)	(1.27)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.68(a)	1.69	1.70	1.67	1.71	1.72
Expenses after expense reductions (f)	1.59(a)	1.59	1.59	1.59	1.59	1.59
Net investment income (loss)	0.26(a)	0.20	(0.05)	(0.16)	0.15	0.21
Portfolio turnover	38(n)	67	89	103	81	80
Net assets at end of period (000 omitted)	$191	$197	$236	$126	$92	$99
See Notes to Financial Statements
16

Financial Highlights – continued
Class C	Six months ended	Year ended
	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$11.09	$12.16	$15.25	$10.64	$11.10	$12.03
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.03	$0.01	$(0.02)	$0.02	$0.02
Net realized and unrealized gain (loss)	1.02	(0.62)	(0.09)	4.64	0.01	(0.25)
Total from investment operations	$1.04	$(0.59)	$(0.08)	$4.62	$0.03	$(0.23)
Less distributions declared to shareholders
From net investment income	$—	$(0.03)	$(0.01)	$(0.01)	$(0.03)	$(0.02)
From net realized gain	—	(0.45)	(3.00)	(0.00)(w)	(0.46)	(0.68)
Total distributions declared to shareholders	$—	$(0.48)	$(3.01)	$(0.01)	$(0.49)	$(0.70)
Net asset value, end of period (x)	$12.13	$11.09	$12.16	$15.25	$10.64	$11.10
Total return (%) (r)(s)(t)(x)	9.38(n)	(4.98)	(1.74)	43.49	(0.28)	(1.27)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.68(a)	1.69	1.70	1.66	1.71	1.72
Expenses after expense reductions (f)	1.59(a)	1.59	1.59	1.59	1.59	1.59
Net investment income (loss)	0.26(a)	0.23	0.11	(0.16)	0.16	0.21
Portfolio turnover	38(n)	67	89	103	81	80
Net assets at end of period (000 omitted)	$3,912	$4,180	$3,161	$350	$138	$109
See Notes to Financial Statements
17

Financial Highlights – continued
Class I	Six months ended	Year ended
	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$11.25	$12.31	$15.38	$10.71	$11.16	$12.11
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.14	$0.15	$0.11	$0.13	$0.14
Net realized and unrealized gain (loss)	1.04	(0.62)	(0.08)	4.68	0.02	(0.28)
Total from investment operations	$1.12	$(0.48)	$0.07	$4.79	$0.15	$(0.14)
Less distributions declared to shareholders
From net investment income	$—	$(0.13)	$(0.14)	$(0.12)	$(0.14)	$(0.13)
From net realized gain	—	(0.45)	(3.00)	(0.00)(w)	(0.46)	(0.68)
Total distributions declared to shareholders	$—	$(0.58)	$(3.14)	$(0.12)	$(0.60)	$(0.81)
Net asset value, end of period (x)	$12.37	$11.25	$12.31	$15.38	$10.71	$11.16
Total return (%) (r)(s)(t)(x)	9.96(n)	(4.07)	(0.73)	44.98	0.71	(0.30)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.68(a)	0.69	0.71	0.67	0.71	0.71
Expenses after expense reductions (f)	0.59(a)	0.59	0.59	0.59	0.59	0.59
Net investment income (loss)	1.29(a)	1.22	1.07	0.84	1.18	1.26
Portfolio turnover	38(n)	67	89	103	81	80
Net assets at end of period (000 omitted)	$136,943	$119,155	$108,560	$5,410	$4,368	$2,336
See Notes to Financial Statements
18

Financial Highlights – continued
Class R1	Six months ended	Year ended
	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$11.13	$12.18	$15.26	$10.65	$11.09	$12.03
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.02	$(0.01)	$(0.02)	$0.02	$0.02
Net realized and unrealized gain (loss)	1.02	(0.61)	(0.07)	4.64	0.02	(0.26)
Total from investment operations	$1.04	$(0.59)	$(0.08)	$4.62	$0.04	$(0.24)
Less distributions declared to shareholders
From net investment income	$—	$(0.01)	$—	$(0.01)	$(0.02)	$(0.02)
From net realized gain	—	(0.45)	(3.00)	(0.00)(w)	(0.46)	(0.68)
Total distributions declared to shareholders	$—	$(0.46)	$(3.00)	$(0.01)	$(0.48)	$(0.70)
Net asset value, end of period (x)	$12.17	$11.13	$12.18	$15.26	$10.65	$11.09
Total return (%) (r)(s)(t)(x)	9.34(n)	(5.00)	(1.72)	43.45	(0.16)	(1.31)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.68(a)	1.69	1.70	1.67	1.71	1.72
Expenses after expense reductions (f)	1.59(a)	1.59	1.59	1.59	1.59	1.59
Net investment income (loss)	0.28(a)	0.20	(0.08)	(0.16)	0.15	0.22
Portfolio turnover	38(n)	67	89	103	81	80
Net assets at end of period (000 omitted)	$145	$132	$136	$142	$98	$97
See Notes to Financial Statements
19

Financial Highlights – continued
Class R2	Six months ended	Year ended
	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$11.20	$12.26	$15.33	$10.70	$11.15	$12.07
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.08	$0.06	$0.04	$0.07	$0.08
Net realized and unrealized gain (loss)	1.03	(0.62)	(0.07)	4.68	0.02	(0.25)
Total from investment operations	$1.08	$(0.54)	$(0.01)	$4.72	$0.09	$(0.17)
Less distributions declared to shareholders
From net investment income	$—	$(0.07)	$(0.06)	$(0.09)	$(0.08)	$(0.07)
From net realized gain	—	(0.45)	(3.00)	(0.00)(w)	(0.46)	(0.68)
Total distributions declared to shareholders	$—	$(0.52)	$(3.06)	$(0.09)	$(0.54)	$(0.75)
Net asset value, end of period (x)	$12.28	$11.20	$12.26	$15.33	$10.70	$11.15
Total return (%) (r)(s)(t)(x)	9.64(n)	(4.52)	(1.27)	44.24	0.21	(0.71)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.18(a)	1.19	1.20	1.17	1.21	1.22
Expenses after expense reductions (f)	1.09(a)	1.09	1.09	1.09	1.09	1.09
Net investment income (loss)	0.78(a)	0.73	0.42	0.30	0.65	0.70
Portfolio turnover	38(n)	67	89	103	81	80
Net assets at end of period (000 omitted)	$453	$416	$292	$253	$62	$62
See Notes to Financial Statements
20

Financial Highlights – continued
Class R3	Six months ended	Year ended
	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$11.23	$12.30	$15.36	$10.71	$11.16	$12.09
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.11	$0.10	$0.08	$0.07	$0.11
Net realized and unrealized gain (loss)	1.04	(0.62)	(0.07)	4.68	0.05	(0.26)
Total from investment operations	$1.10	$(0.51)	$0.03	$4.76	$0.12	$(0.15)
Less distributions declared to shareholders
From net investment income	$—	$(0.11)	$(0.09)	$(0.11)	$(0.11)	$(0.10)
From net realized gain	—	(0.45)	(3.00)	(0.00)(w)	(0.46)	(0.68)
Total distributions declared to shareholders	$—	$(0.56)	$(3.09)	$(0.11)	$(0.57)	$(0.78)
Net asset value, end of period (x)	$12.33	$11.23	$12.30	$15.36	$10.71	$11.16
Total return (%) (r)(s)(t)(x)	9.80(n)	(4.33)	(0.94)	44.60	0.51	(0.50)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.93(a)	0.94	0.95	0.92	1.00	0.97
Expenses after expense reductions (f)	0.84(a)	0.84	0.82	0.82	0.84	0.84
Net investment income (loss)	1.06(a)	0.92	0.74	0.62	0.72	0.95
Portfolio turnover	38(n)	67	89	103	81	80
Net assets at end of period (000 omitted)	$1,901	$1,051	$1,947	$1,422	$1,015	$62
See Notes to Financial Statements
21

Financial Highlights – continued
Class R4	Six months ended	Year ended
	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$11.27	$12.33	$15.39	$10.72	$11.17	$12.11
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.14	$0.13	$0.11	$0.13	$0.14
Net realized and unrealized gain (loss)	1.04	(0.62)	(0.06)	4.69	0.02	(0.27)
Total from investment operations	$1.12	$(0.48)	$0.07	$4.80	$0.15	$(0.13)
Less distributions declared to shareholders
From net investment income	$—	$(0.13)	$(0.13)	$(0.13)	$(0.14)	$(0.13)
From net realized gain	—	(0.45)	(3.00)	(0.00)(w)	(0.46)	(0.68)
Total distributions declared to shareholders	$—	$(0.58)	$(3.13)	$(0.13)	$(0.60)	$(0.81)
Net asset value, end of period (x)	$12.39	$11.27	$12.33	$15.39	$10.72	$11.17
Total return (%) (r)(s)(t)(x)	9.94(n)	(4.08)	(0.71)	44.95	0.73	(0.30)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.68(a)	0.69	0.70	0.67	0.71	0.72
Expenses after expense reductions (f)	0.59(a)	0.59	0.59	0.59	0.59	0.59
Net investment income (loss)	1.29(a)	1.20	0.92	0.84	1.18	1.21
Portfolio turnover	38(n)	67	89	103	81	80
Net assets at end of period (000 omitted)	$959	$854	$934	$953	$685	$63
See Notes to Financial Statements
22

Financial Highlights – continued
Class R6	Six months ended	Year ended
	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$11.28	$12.34	$15.40	$10.73	$11.17	$12.11
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.15	$0.15	$0.12	$0.14	$0.15
Net realized and unrealized gain (loss)	1.05	(0.62)	(0.07)	4.69	0.02	(0.27)
Total from investment operations	$1.13	$(0.47)	$0.08	$4.81	$0.16	$(0.12)
Less distributions declared to shareholders
From net investment income	$—	$(0.14)	$(0.14)	$(0.14)	$(0.14)	$(0.14)
From net realized gain	—	(0.45)	(3.00)	(0.00)(w)	(0.46)	(0.68)
Total distributions declared to shareholders	$—	$(0.59)	$(3.14)	$(0.14)	$(0.60)	$(0.82)
Net asset value, end of period (x)	$12.41	$11.28	$12.34	$15.40	$10.73	$11.17
Total return (%) (r)(s)(t)(x)	10.02(n)	(3.97)	(0.60)	45.02	0.87	(0.17)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.58(a)	0.59	0.59	0.58	0.61	0.61
Expenses after expense reductions (f)	0.49(a)	0.49	0.48	0.51	0.49	0.48
Net investment income (loss)	1.39(a)	1.30	1.04	0.94	1.25	1.32
Portfolio turnover	38(n)	67	89	103	81	80
Net assets at end of period (000 omitted)	$369,377	$326,353	$325,339	$308,874	$233,687	$199,437

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
23

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Blended Research Mid Cap Equity Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a
24

Notes to Financial Statements (unaudited) - continued
third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant
25

Notes to Financial Statements (unaudited) - continued
unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$544,088,553	$—	$—	$544,088,553
Mutual Funds	3,753,663	—	—	3,753,663
Total	$547,842,216	$—	$—	$547,842,216
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $1,007,602. The fair value of the fund's investment securities on loan and a related liability of $781,356 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. Additionally, these loans were collateralized by U.S. Treasury Obligations of $256,897 held by the lending agent. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the
26

Notes to Financial Statements (unaudited) - continued
fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended November 30, 2023, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
27

Notes to Financial Statements (unaudited) - continued
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 5/31/23
Ordinary income (including any short-term capital gains)	$5,303,209
Long-term capital gains	17,903,166
Total distributions	$23,206,375
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 11/30/23
Cost of investments	$486,905,872
Gross appreciation	87,937,608
Gross depreciation	(27,001,264)
Net unrealized appreciation (depreciation)	$60,936,344
As of 5/31/23
Undistributed ordinary income	1,830,759
Capital loss carryforwards	(2,346,898)
Net unrealized appreciation (depreciation)	25,153,090
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of May 31, 2023, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(2,346,898)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class.  Dividends are declared separately for each class.  Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to
28

Notes to Financial Statements (unaudited) - continued
Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 11/30/23	Year ended 5/31/23
Class A	$—	$1,235,139
Class B	—	7,902
Class C	—	144,472
Class I	—	5,651,819
Class R1	—	5,152
Class R2	—	14,910
Class R3	—	105,798
Class R4	—	41,214
Class R6	—	15,999,969
Total	$—	$23,206,375
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.50%
In excess of $1 billion and up to $2.5 billion	0.475%
In excess of $2.5 billion	0.45%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until September 30, 2024. For the six months ended November 30, 2023, this management fee reduction amounted to $33,263, which is included in the reduction of total expenses in the Statement of Operations.
The management fee incurred for the six months ended November 30, 2023 was equivalent to an annual effective rate of 0.49% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
0.84%	1.59%	1.59%	0.59%	1.59%	1.09%	0.84%	0.59%	0.52%
29

Notes to Financial Statements (unaudited) - continued
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2024. For the six months ended November 30, 2023, this reduction amounted to $198,420, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $2,681 for the six months ended November 30, 2023, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes.  One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 44,409
Class B	0.75%	0.25%	1.00%	1.00%	1,030
Class C	0.75%	0.25%	1.00%	1.00%	22,238
Class R1	0.75%	0.25%	1.00%	1.00%	707
Class R2	0.25%	0.25%	0.50%	0.50%	1,117
Class R3	—	0.25%	0.25%	0.25%	2,081
Total Distribution and Service Fees					$71,582
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2023 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended November 30, 2023, this rebate amounted to $2 for Class C shares and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of
30

Notes to Financial Statements (unaudited) - continued
purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase.  All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2023, were as follows:
Amount
Class A	$—
Class B	—
Class C	139
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended November 30, 2023, the fee was $2,902, which equated to 0.0011% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended November 30, 2023, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $99,049.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended November 30, 2023 was equivalent to an annual effective rate of 0.0163% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On August 3, 2022, MFS redeemed 7,055 shares of Class C and 7,293 shares of Class R3 for an aggregate amount of $172,287.
At November 30, 2023, MFS held approximately 62% of the outstanding shares of Class R1.
31

Notes to Financial Statements (unaudited) - continued
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended November 30, 2023, this reimbursement amounted to $13,842, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended November 30, 2023, purchases and sales of investments, other than short-term obligations, aggregated $218,593,049 and $198,314,759, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 11/30/23		Year ended 5/31/23
	Shares	Amount	Shares	Amount
Shares sold
Class A	447,455	$5,441,731	1,661,070	$19,482,914
Class B	—	—	1,091	12,707
Class C	39,860	472,479	283,746	3,222,767
Class I	2,302,282	27,863,593	5,075,173	58,313,200
Class R1	47	553	285	3,227
Class R2	5,207	62,067	15,850	180,553
Class R3	78,454	966,436	116,587	1,356,266
Class R4	9,472	115,204	10,067	117,521
Class R6	2,757,364	32,828,119	7,056,171	81,272,395
	5,640,141	$67,750,182	14,220,040	$163,961,550
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	106,014	$1,234,006
Class B	—	—	688	7,902
Class C	—	—	12,618	144,472
Class I	—	—	488,489	5,651,819
Class R1	—	—	448	5,152
Class R2	—	—	1,292	14,910
Class R3	—	—	9,152	105,798
Class R4	—	—	3,556	41,214
Class R6	—	—	1,380,498	15,999,969
	—	$—	2,002,755	$23,205,242
32

Notes to Financial Statements (unaudited) - continued
	Six months ended 11/30/23		Year ended 5/31/23
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(671,422)	$(8,057,550)	(423,597)	$(4,907,791)
Class B	(2,048)	(22,895)	(3,431)	(39,365)
Class C	(94,430)	(1,101,427)	(179,237)	(2,047,693)
Class I	(1,823,158)	(22,239,808)	(3,792,105)	(43,969,005)
Class R1	(2)	(27)	(3)	(30)
Class R2	(5,418)	(65,954)	(3,852)	(47,228)
Class R3	(17,862)	(213,729)	(190,559)	(2,201,902)
Class R4	(7,916)	(96,416)	(13,612)	(159,467)
Class R6	(1,922,134)	(23,550,923)	(5,873,607)	(67,973,382)
	(4,544,390)	$(55,348,729)	(10,480,003)	$(121,345,863)
Net change
Class A	(223,967)	$(2,615,819)	1,343,487	$15,809,129
Class B	(2,048)	(22,895)	(1,652)	(18,756)
Class C	(54,570)	(628,948)	117,127	1,319,546
Class I	479,124	5,623,785	1,771,557	19,996,014
Class R1	45	526	730	8,349
Class R2	(211)	(3,887)	13,290	148,235
Class R3	60,592	752,707	(64,820)	(739,838)
Class R4	1,556	18,788	11	(732)
Class R6	835,230	9,277,196	2,563,062	29,298,982
	1,095,751	$12,401,453	5,742,792	$65,820,929
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Lifetime 2040 Fund, the
MFS Lifetime 2050 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2060 Fund, and the MFS Lifetime 2025 Fund were the owners of record of approximately 12%, 9%, 8%, 8%, 7%, 6%, 3%, 3%, and 2%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2065 Fund was the owner of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks
33

Notes to Financial Statements (unaudited) - continued
under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended November 30, 2023, the fund’s commitment fee and interest expense were $1,239 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$5,415,418	$50,183,502	$52,629,971	$2,521	$837	$2,972,307

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$132,317	$—
34

Board Review of Investment Advisory Agreement
MFS Blended Research Mid Cap Equity Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2023 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2022 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about
35

Board Review of Investment Advisory Agreement - continued
MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2022, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 2nd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 2nd quintile for the one-year period and the 3rd quintile for the three-year period ended December 31, 2022 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Broadridge expense group median.
36

Board Review of Investment Advisory Agreement - continued
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services
37

Board Review of Investment Advisory Agreement - continued
MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2023.
38

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
39

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
November 30, 2023
MFS®  Blended Research®
Small Cap Equity Fund
BRS-SEM

MFS® Blended Research®
Small Cap Equity Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
Portfolio structure
Top ten holdings
Grand Canyon Education, Inc.	1.9%
Skechers USA, Inc., “A”	1.7%
e.l.f. Beauty, Inc.	1.6%
HealthEquity, Inc.	1.6%
Cathay General Bancorp, Inc.	1.6%
Empire State Realty Trust, REIT, “A”	1.5%
Phillips Edison & Co., REIT	1.5%
AZEK Co., Inc.	1.5%
Rapid7, Inc.	1.4%
APi Group, Inc.	1.4%
GICS equity sectors (g)
Industrials	17.4%
Financials	16.1%
Health Care	14.3%
Information Technology	12.3%
Consumer Discretionary	11.5%
Energy	7.4%
Real Estate	7.3%
Materials	5.9%
Communication Services	2.7%
Consumer Staples	2.4%
Utilities	1.6%

(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of November 30, 2023.
The portfolio is actively managed and current holdings may be different.
1

Expense Table
Fund expenses borne by the shareholders during the period,
June 1, 2023 through November 30, 2023
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2023 through November 30, 2023.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
2

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/23	Ending Account Value 11/30/23	Expenses Paid During Period (p) 6/01/23-11/30/23
A	Actual	0.99%	$1,000.00	$1,076.43	$5.14
	Hypothetical (h)	0.99%	$1,000.00	$1,020.05	$5.00
B	Actual	1.74%	$1,000.00	$1,072.44	$9.02
	Hypothetical (h)	1.74%	$1,000.00	$1,016.30	$8.77
C	Actual	1.74%	$1,000.00	$1,072.56	$9.02
	Hypothetical (h)	1.74%	$1,000.00	$1,016.30	$8.77
I	Actual	0.74%	$1,000.00	$1,077.29	$3.84
	Hypothetical (h)	0.74%	$1,000.00	$1,021.30	$3.74
R1	Actual	1.74%	$1,000.00	$1,072.50	$9.02
	Hypothetical (h)	1.74%	$1,000.00	$1,016.30	$8.77
R2	Actual	1.24%	$1,000.00	$1,075.44	$6.43
	Hypothetical (h)	1.24%	$1,000.00	$1,018.80	$6.26
R3	Actual	0.99%	$1,000.00	$1,076.31	$5.14
	Hypothetical (h)	0.99%	$1,000.00	$1,020.05	$5.00
R4	Actual	0.74%	$1,000.00	$1,078.01	$3.84
	Hypothetical (h)	0.74%	$1,000.00	$1,021.30	$3.74
R6	Actual	0.64%	$1,000.00	$1,078.62	$3.33
	Hypothetical (h)	0.64%	$1,000.00	$1,021.80	$3.23
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
3

Portfolio of Investments
11/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.9%
Aerospace & Defense – 0.9%
CACI International, Inc., “A” (a)	8,739	$2,804,782
Apparel Manufacturers – 1.7%
Skechers USA, Inc., “A” (a)	87,717	$5,167,409
Automotive – 2.1%
Methode Electronics, Inc.	41,640	$988,117
REV Group, Inc.	145,564	2,298,455
Titan International, Inc. (a)	26,058	340,578
Visteon Corp. (a)	20,774	2,465,251
		$6,092,401
Biotechnology – 2.5%
Adaptive Biotechnologies Corp. (a)	349,393	$1,530,341
Alector, Inc. (a)	17,322	93,885
Arcus Biosciences, Inc. (a)	45,874	690,862
Dynavax Technologies Corp. (a)	82,683	1,132,757
Exelixis, Inc. (a)	40,697	887,602
iTeos Therapeutics, Inc. (a)	61,752	577,999
Lyell Immunopharma, Inc. (a)(l)	244,327	422,686
Sana Biotechnology, Inc. (a)(l)	194,875	791,193
Sangamo Therapeutics, Inc. (a)	156,484	67,288
Vir Biotechnology, Inc. (a)	49,765	472,270
Voyager Therapeutics, Inc. (a)	90,297	655,556
		$7,322,439
Brokerage & Asset Managers – 0.4%
A-Mark Precious Metals, Inc.	28,701	$822,570
GCM Grosvenor, Inc., “A” (l)	40,640	327,965
		$1,150,535
Business Services – 4.8%
BlueLinx Holdings, Inc. (a)	22,470	$1,973,989
Boise Cascade Corp.	9,115	996,269
HireRight Holdings Corp. (a)	103,817	1,365,194
Medifast, Inc.	3,569	236,910
TaskUs, Inc., “A” (a)	213,476	2,565,982
TriNet Group, Inc. (a)	34,163	3,960,517
World Fuel Services Corp.	67,314	1,416,287
Yext, Inc. (a)	235,908	1,564,070
		$14,079,218
4

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Cable TV – 0.2%
Cable One, Inc.	1,157	$615,617
Chemicals – 2.4%
Avient Corp.	85,593	$2,940,119
Element Solutions, Inc.	194,857	4,084,203
		$7,024,322
Computer Software – 3.2%
ACI Worldwide, Inc. (a)	14,128	$377,783
Dun & Bradstreet Holdings, Inc.	27,993	296,446
Elastic N.V. (a)	50,256	4,038,572
HashiCorp, Inc., “A” (a)	14,084	301,679
Nutanix, Inc. (a)	49,122	2,116,667
Paylocity Holding Corp. (a)	15,397	2,412,248
		$9,543,395
Computer Software - Systems – 4.2%
Box, Inc., “A” (a)	142,781	$3,736,579
Five9, Inc. (a)	15,080	1,149,397
Rapid7, Inc. (a)	76,533	4,144,262
Rimini Street, Inc. (a)	237,505	745,766
Squarespace, Inc., “A” (a)	55,001	1,541,678
Verint Systems, Inc. (a)	40,100	985,257
		$12,302,939
Construction – 4.0%
AZEK Co., Inc. (a)	130,329	$4,495,047
GMS, Inc. (a)	45,350	3,067,474
M/I Homes, Inc. (a)	1,699	179,262
MDC Holdings, Inc.	43,812	1,939,119
Summit Materials, Inc., “A” (a)	60,757	2,107,660
Taylor Morrison Home Corp. (a)	4,129	186,218
		$11,974,780
Consumer Products – 3.1%
e.l.f. Beauty, Inc. (a)	41,294	$4,876,408
Herbalife Ltd. (a)	32,860	423,237
Prestige Consumer Healthcare, Inc. (a)	69,574	3,990,069
		$9,289,714
Consumer Services – 1.9%
Grand Canyon Education, Inc. (a)	40,942	$5,597,590
Electrical Equipment – 0.1%
Sensata Technologies Holding PLC	6,854	$222,824
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 4.6%
Advanced Energy Industries, Inc.	38,727	$3,681,001
Alpha and Omega Semiconductor Ltd. (a)	44,892	960,240
Photronics, Inc. (a)	69,335	1,465,049
Plexus Corp. (a)	37,038	3,773,802
Sanmina Corp. (a)	10,472	524,752
Silicon Laboratories, Inc. (a)	29,774	3,137,286
		$13,542,130
Energy - Independent – 2.5%
CONSOL Energy, Inc.	20,185	$2,153,134
CVR Energy, Inc.	52,122	1,655,916
Par Pacific Holdings, Inc. (a)	70,572	2,418,503
SilverBow Resources, Inc. (a)	39,303	1,250,228
		$7,477,781
Energy - Integrated – 0.2%
National Gas Fuel Co.	12,639	$641,935
Engineering - Construction – 1.4%
APi Group, Inc. (a)	136,531	$4,143,716
Food & Beverages – 0.6%
Cal-Maine Foods, Inc.	35,155	$1,684,628
Forest & Paper Products – 0.6%
JELD-WEN Holding, Inc. (a)	118,311	$1,890,610
Gaming & Lodging – 1.5%
International Game Technology PLC	130,492	$3,488,051
Target Hospitality Corp. (a)	97,498	1,063,703
		$4,551,754
Insurance – 2.9%
Hanover Insurance Group, Inc.	20,352	$2,529,753
Jackson Financial, Inc.	49,593	2,367,074
Voya Financial, Inc.	50,635	3,620,909
		$8,517,736
Internet – 2.1%
CarGurus, Inc. (a)	93,233	$2,015,698
Cars.com, Inc. (a)	8,057	150,021
Yelp, Inc. (a)	57,527	2,514,505
ZipRecruiter, Inc., “A” (a)	105,644	1,416,686
		$6,096,910
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – 2.1%
Brunswick Corp.	36,124	$2,849,100
Funko, Inc., “A” (a)	216,676	1,404,060
Malibu Boats, Inc., “A” (a)	28,108	1,243,498
Playtika Holdings Corp. (a)	24,085	209,299
Polaris, Inc.	5,038	415,484
		$6,121,441
Machinery & Tools – 4.2%
Flowserve Corp.	73,380	$2,807,519
ITT, Inc.	9,495	1,028,024
Olympic Steel, Inc.	31,777	1,796,354
Regal Rexnord Corp.	26,226	3,141,875
Timken Co.	49,179	3,560,559
		$12,334,331
Major Banks – 0.8%
Axos Financial, Inc. (a)	3,907	$149,521
Comerica, Inc.	48,298	2,184,035
		$2,333,556
Medical & Health Technology & Services – 2.8%
Encompass Health Corp.	53,429	$3,481,968
Health Catalyst, Inc. (a)	37,239	267,376
HealthEquity, Inc. (a)	68,760	4,608,295
		$8,357,639
Medical Equipment – 3.6%
Bioventus, Inc., “A” (a)	44,969	$179,876
Envista Holdings Corp. (a)	135,272	3,069,322
MiMedx Group, Inc. (a)	144,344	1,121,553
Myriad Genetics, Inc. (a)	7,022	134,050
Organogenesis Holdings, Inc. (a)	212,720	542,436
QuidelOrtho Corp. (a)	45,133	3,101,991
Sotera Health Co. (a)	122,659	1,674,295
ZimVie, Inc. (a)	80,833	763,872
		$10,587,395
Metals & Mining – 0.6%
Ryerson Holding Corp.	59,405	$1,839,773
Natural Gas - Distribution – 0.6%
Southwest Gas Holdings, Inc.	2,442	$144,347
UGI Corp.	80,355	1,767,006
		$1,911,353
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Oil Services – 3.5%
ChampionX Corp.	127,461	$3,737,156
Helmerich & Payne	40,426	1,464,634
NOV, Inc.	192,324	3,619,538
Oil States International, Inc. (a)	18,443	127,072
Select Water Solutions, Inc.	185,476	1,383,651
		$10,332,051
Other Banks & Diversified Financials – 12.4%
Applied Digital Corp. (a)	260,802	$1,217,945
Atlanticus Holdings Corp. (a)	5,843	180,373
Bank of N.T. Butterfield & Son Ltd.	56,884	1,577,393
Bank OZK	14,417	603,496
Cathay General Bancorp, Inc.	125,384	4,599,085
Columbia Banking System, Inc.	164,444	3,688,479
Customers Bancorp, Inc (a)	25,697	1,158,164
Eagle Bancorp, Inc.	7,488	177,765
East West Bancorp, Inc.	41,733	2,625,840
Enova International, Inc. (a)	6,613	272,456
Heritage Commerce Corp.	71,016	602,926
Navient Corp.	96,225	1,648,334
OFG Bancorp	59,544	1,998,297
Pacific Premier Bancorp, Inc.	108,409	2,441,371
Preferred Bank	18,776	1,157,165
PROG Holdings, Inc. (a)	52,421	1,428,996
SLM Corp.	256,194	3,850,596
Texas Capital Bancshares, Inc. (a)	68,008	3,732,279
Wintrust Financial Corp.	43,856	3,757,144
		$36,718,104
Pharmaceuticals – 4.1%
ACADIA Pharmaceuticals, Inc. (a)	10,258	$228,548
Alkermes PLC (a)	43,224	1,043,427
Amicus Therapeutics, Inc. (a)	101,778	1,121,594
Arcturus Therapeutics Holdings Inc. (a)	33,554	803,283
Catalyst Pharmaceuticals, Inc. (a)	62,794	906,117
Coherus BioSciences, Inc. (a)	80,086	170,583
Eagle Pharmaceuticals, Inc. (a)	24,747	144,770
Ionis Pharmaceuticals, Inc. (a)	4,552	225,187
Kiniksa Pharmaceuticals, “A” (a)	61,591	995,927
Kymera Therapeutics, Inc. (a)	31,018	643,934
Macrogenics, Inc. (a)	153,261	1,258,273
Mural Oncology PLC (a)	4,322	15,602
Neurocrine Biosciences, Inc. (a)	7,000	816,130
Nurix Therapeutics, Inc. (a)	115,718	719,766
8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – continued
Organon & Co.	192,780	$2,182,270
Vanda Pharmaceuticals, Inc. (a)	111,246	413,835
Y-mAbs Therapeutics, Inc. (a)	64,810	402,470
		$12,091,716
Railroad & Shipping – 0.9%
Teekay Tankers LTD., “A”	54,564	$2,711,285
Real Estate – 7.3%
Broadstone Net Lease, Inc., REIT	143,541	$2,296,656
Empire State Realty Trust, REIT, “A”	509,117	4,561,688
Phillips Edison & Co., REIT	128,228	4,518,755
Piedmont Office Realty Trust, Inc., REIT	335,512	2,086,885
Spirit Realty Capital, Inc., REIT	81,142	3,351,164
STAG Industrial, Inc., REIT	71,468	2,562,128
Tanger, Inc., REIT	83,466	2,083,311
		$21,460,587
Restaurants – 1.5%
Carrols Restaurant Group, Inc.	220,383	$1,663,892
Texas Roadhouse, Inc.	25,000	2,814,000
		$4,477,892
Specialty Chemicals – 1.5%
Chemours Co.	130,234	$3,572,319
Tronox Holdings PLC	76,326	973,156
		$4,545,475
Specialty Stores – 2.2%
Aaron's Co., Inc	25,062	$220,796
Builders FirstSource, Inc. (a)	22,359	2,998,566
Carvana Co. (a)	6,025	188,703
Urban Outfitters, Inc. (a)	86,647	3,093,298
		$6,501,363
Telephone Services – 0.4%
EchoStar Corp., “A” (a)	100,760	$1,054,957
Trucking – 1.7%
Landstar System, Inc.	5,859	$1,011,556
Saia, Inc. (a)	10,531	4,111,197
		$5,122,753
9

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – 0.8%
Portland General Electric Co.	54,782	$2,249,349
Total Common Stocks (Identified Cost, $267,492,340)		$292,486,185
Investment Companies (h) – 0.9%
Money Market Funds – 0.9%
MFS Institutional Money Market Portfolio, 5.46% (v) (Identified Cost, $2,810,687)	2,810,681	$2,810,962
Collateral for Securities Loaned – 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.37% (j) (Identified Cost, $236,029)	236,029	$236,029

Other Assets, Less Liabilities – 0.1%		220,703
Net Assets – 100.0%		$295,753,879

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,810,962 and $292,722,214, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
10

Financial Statements
Statement of Assets and Liabilities
At 11/30/23 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value, including $242,959 of securities on loan (identified cost, $267,728,369)	$292,722,214
Investments in affiliated issuers, at value (identified cost, $2,810,687)	2,810,962
Receivables for
Fund shares sold	336,233
Interest and dividends	488,889
Receivable from investment adviser	24,940
Other assets	40,995
Total assets	$296,424,233
Liabilities
Payables for
Fund shares reacquired	$324,817
Collateral for securities loaned, at value (c)	236,029
Payable to affiliates
Administrative services fee	286
Shareholder servicing costs	49,794
Distribution and service fees	1,298
Payable for independent Trustees' compensation	79
Accrued expenses and other liabilities	58,051
Total liabilities	$670,354
Net assets	$295,753,879
Net assets consist of
Paid-in capital	$275,493,561
Total distributable earnings (loss)	20,260,318
Net assets	$295,753,879
Shares of beneficial interest outstanding	21,698,420

(c)	Non-cash collateral is not included.
11

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$34,950,342	2,585,693	$13.52
Class B	403,518	31,340	12.88
Class C	5,050,791	392,677	12.86
Class I	97,186,871	7,113,495	13.66
Class R1	3,362,153	261,169	12.87
Class R2	13,895,141	1,037,188	13.40
Class R3	786,128	58,039	13.54
Class R4	19,204,073	1,403,662	13.68
Class R6	120,914,862	8,815,157	13.72

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $14.34 [100 / 94.25 x $13.52]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
12

Financial Statements
Statement of Operations
Six months ended 11/30/23 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$2,489,161
Dividends from affiliated issuers	64,435
Other	20,659
Income on securities loaned	4,051
Foreign taxes withheld	(2,694)
Total investment income	$2,575,612
Expenses
Management fee	$981,058
Distribution and service fees	128,944
Shareholder servicing costs	116,315
Administrative services fee	26,753
Independent Trustees' compensation	3,584
Custodian fee	9,651
Shareholder communications	12,655
Audit and tax fees	33,775
Legal fees	838
Miscellaneous	82,961
Total expenses	$1,396,534
Reduction of expenses by investment adviser and distributor	(209,506)
Net expenses	$1,187,028
Net investment income (loss)	$1,388,584
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$3,121,876
Affiliated issuers	517
Net realized gain (loss)	$3,122,393
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$18,728,033
Affiliated issuers	478
Net unrealized gain (loss)	$18,728,511
Net realized and unrealized gain (loss)	$21,850,904
Change in net assets from operations	$23,239,488
See Notes to Financial Statements
13

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	11/30/23 (unaudited)	5/31/23
Change in net assets
From operations
Net investment income (loss)	$1,388,584	$2,446,759
Net realized gain (loss)	3,122,393	(7,897,317)
Net unrealized gain (loss)	18,728,511	(20,903,009)
Change in net assets from operations	$23,239,488	$(26,353,567)
Total distributions to shareholders	$—	$(12,571,489)
Change in net assets from fund share transactions	$(19,276,111)	$(7,144,953)
Total change in net assets	$3,963,377	$(46,070,009)
Net assets
At beginning of period	291,790,502	337,860,511
At end of period	$295,753,879	$291,790,502
See Notes to Financial Statements
14

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$12.56	$14.31	$17.57	$11.33	$12.77	$13.83
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.08	$0.03	$0.04	$0.06	$0.06
Net realized and unrealized gain (loss)	0.91	(1.29)	(1.18)	6.26	(1.28)	(0.44)
Total from investment operations	$0.96	$(1.21)	$(1.15)	$6.30	$(1.22)	$(0.38)
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$(0.06)	$(0.05)	$(0.04)
From net realized gain	—	(0.54)	(2.11)	—	(0.17)	(0.64)
Total distributions declared to shareholders	$—	$(0.54)	$(2.11)	$(0.06)	$(0.22)	$(0.68)
Net asset value, end of period (x)	$13.52	$12.56	$14.31	$17.57	$11.33	$12.77
Total return (%) (r)(s)(t)(x)	7.64(n)	(8.65)	(7.52)	55.75	(9.87)	(2.28)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.13(a)	1.13	1.13	1.12	1.16	1.22
Expenses after expense reductions	0.99(a)	0.99	0.99	0.99	0.99	0.99
Net investment income (loss)	0.71(a)	0.57	0.16	0.26	0.48	0.41
Portfolio turnover	25(n)	56	72	80	75	64
Net assets at end of period (000 omitted)	$34,950	$33,667	$40,921	$73,141	$57,133	$60,929
See Notes to Financial Statements
15

Financial Highlights – continued
Class B	Six months ended	Year ended
	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$12.01	$13.81	$17.15	$11.10	$12.56	$13.67
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00)(w)	$(0.02)	$(0.08)	$(0.07)	$(0.03)	$(0.05)
Net realized and unrealized gain (loss)	0.87	(1.24)	(1.15)	6.12	(1.26)	(0.42)
Total from investment operations	$0.87	$(1.26)	$(1.23)	$6.05	$(1.29)	$(0.47)
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—	$—
From net realized gain	—	(0.54)	(2.11)	—	(0.17)	(0.64)
Total distributions declared to shareholders	$—	$(0.54)	$(2.11)	$—	$(0.17)	$(0.64)
Net asset value, end of period (x)	$12.88	$12.01	$13.81	$17.15	$11.10	$12.56
Total return (%) (r)(s)(t)(x)	7.24(n)	(9.34)	(8.21)	54.50	(10.53)	(3.00)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.88(a)	1.89	1.88	1.86	1.91	1.97
Expenses after expense reductions	1.74(a)	1.74	1.74	1.74	1.74	1.74
Net investment income (loss)	(0.07)(a)	(0.19)	(0.50)	(0.52)	(0.27)	(0.36)
Portfolio turnover	25(n)	56	72	80	75	64
Net assets at end of period (000 omitted)	$404	$451	$664	$615	$387	$500
See Notes to Financial Statements
16

Financial Highlights – continued
Class C	Six months ended	Year ended
	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$11.99	$13.79	$17.14	$11.09	$12.55	$13.66
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00)(w)	$(0.02)	$(0.09)	$(0.07)	$(0.03)	$(0.03)
Net realized and unrealized gain (loss)	0.87	(1.24)	(1.15)	6.12	(1.26)	(0.44)
Total from investment operations	$0.87	$(1.26)	$(1.24)	$6.05	$(1.29)	$(0.47)
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$(0.00)(w)	$(0.00)(w)
From net realized gain	—	(0.54)	(2.11)	—	(0.17)	(0.64)
Total distributions declared to shareholders	$—	$(0.54)	$(2.11)	$—	$(0.17)	$(0.64)
Net asset value, end of period (x)	$12.86	$11.99	$13.79	$17.14	$11.09	$12.55
Total return (%) (r)(s)(t)(x)	7.26(n)	(9.35)	(8.27)	54.55	(10.53)	(2.97)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.88(a)	1.89	1.88	1.87	1.91	1.97
Expenses after expense reductions	1.74(a)	1.74	1.74	1.74	1.74	1.74
Net investment income (loss)	(0.04)(a)	(0.18)	(0.53)	(0.50)	(0.26)	(0.21)
Portfolio turnover	25(n)	56	72	80	75	64
Net assets at end of period (000 omitted)	$5,051	$5,319	$6,593	$7,503	$5,133	$3,234
See Notes to Financial Statements
17

Financial Highlights – continued
Class I	Six months ended	Year ended
	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$12.68	$14.40	$17.67	$11.39	$12.83	$13.90
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.11	$0.09	$0.07	$0.09	$0.09
Net realized and unrealized gain (loss)	0.91	(1.29)	(1.22)	6.31	(1.27)	(0.45)
Total from investment operations	$0.98	$(1.18)	$(1.13)	$6.38	$(1.18)	$(0.36)
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.03)	$(0.10)	$(0.09)	$(0.07)
From net realized gain	—	(0.54)	(2.11)	—	(0.17)	(0.64)
Total distributions declared to shareholders	$—	$(0.54)	$(2.14)	$(0.10)	$(0.26)	$(0.71)
Net asset value, end of period (x)	$13.66	$12.68	$14.40	$17.67	$11.39	$12.83
Total return (%) (r)(s)(t)(x)	7.73(n)	(8.38)	(7.39)	56.17	(9.58)	(2.06)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.88(a)	0.88	0.88	0.87	0.91	0.97
Expenses after expense reductions	0.74(a)	0.74	0.74	0.74	0.74	0.74
Net investment income (loss)	0.95(a)	0.82	0.52	0.46	0.74	0.69
Portfolio turnover	25(n)	56	72	80	75	64
Net assets at end of period (000 omitted)	$97,187	$102,893	$115,533	$80,950	$53,562	$39,397
See Notes to Financial Statements
18

Financial Highlights – continued
Class R1	Six months ended	Year ended
	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$12.00	$13.80	$17.15	$11.09	$12.56	$13.67
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00)(w)	$(0.02)	$(0.08)	$(0.07)	$(0.03)	$0.07
Net realized and unrealized gain (loss)	0.87	(1.24)	(1.16)	6.13	(1.27)	(0.54)(g)
Total from investment operations	$0.87	$(1.26)	$(1.24)	$6.06	$(1.30)	$(0.47)
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$(0.00)(w)	$—
From net realized gain	—	(0.54)	(2.11)	—	(0.17)	(0.64)
Total distributions declared to shareholders	$—	$(0.54)	$(2.11)	$—	$(0.17)	$(0.64)
Net asset value, end of period (x)	$12.87	$12.00	$13.80	$17.15	$11.09	$12.56
Total return (%) (r)(s)(t)(x)	7.25(n)	(9.35)	(8.26)	54.64	(10.59)	(3.00)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.88(a)	1.88	1.88	1.86	1.91	1.97
Expenses after expense reductions	1.74(a)	1.74	1.74	1.74	1.74	1.74
Net investment income (loss)	(0.04)(a)	(0.17)	(0.50)	(0.52)	(0.27)	0.54
Portfolio turnover	25(n)	56	72	80	75	64
Net assets at end of period (000 omitted)	$3,362	$3,410	$3,853	$4,996	$2,897	$3,339
See Notes to Financial Statements
19

Financial Highlights – continued
Class R2	Six months ended	Year ended
	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$12.46	$14.24	$17.54	$11.32	$12.78	$13.84
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.04	$(0.00)(w)	$(0.00)(w)	$0.03	$0.16
Net realized and unrealized gain (loss)	0.91	(1.28)	(1.19)	6.26	(1.27)	(0.58)(g)
Total from investment operations	$0.94	$(1.24)	$(1.19)	$6.26	$(1.24)	$(0.42)
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$(0.04)	$(0.05)	$(0.00)(w)
From net realized gain	—	(0.54)	(2.11)	—	(0.17)	(0.64)
Total distributions declared to shareholders	$—	$(0.54)	$(2.11)	$(0.04)	$(0.22)	$(0.64)
Net asset value, end of period (x)	$13.40	$12.46	$14.24	$17.54	$11.32	$12.78
Total return (%) (r)(s)(t)(x)	7.54(n)	(8.91)	(7.77)	55.37	(10.07)	(2.57)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.38(a)	1.38	1.38	1.36	1.41	1.47
Expenses after expense reductions	1.24(a)	1.24	1.24	1.24	1.24	1.24
Net investment income (loss)	0.46(a)	0.33	(0.01)	(0.03)	0.23	1.22
Portfolio turnover	25(n)	56	72	80	75	64
Net assets at end of period (000 omitted)	$13,895	$13,529	$14,633	$16,870	$9,315	$9,647
See Notes to Financial Statements
20

Financial Highlights – continued
Class R3	Six months ended	Year ended
	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$12.58	$14.34	$17.61	$11.35	$12.83	$13.88
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.08	$0.04	$0.03	$0.06	$0.05
Net realized and unrealized gain (loss)	0.91	(1.30)	(1.20)	6.29	(1.28)	(0.42)
Total from investment operations	$0.96	$(1.22)	$(1.16)	$6.32	$(1.22)	$(0.37)
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$(0.06)	$(0.09)	$(0.04)
From net realized gain	—	(0.54)	(2.11)	—	(0.17)	(0.64)
Total distributions declared to shareholders	$—	$(0.54)	$(2.11)	$(0.06)	$(0.26)	$(0.68)
Net asset value, end of period (x)	$13.54	$12.58	$14.34	$17.61	$11.35	$12.83
Total return (%) (r)(s)(t)(x)	7.63(n)	(8.70)	(7.55)	55.83	(9.92)	(2.23)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.13(a)	1.13	1.13	1.12	1.16	1.21
Expenses after expense reductions	0.99(a)	0.99	0.99	0.99	0.99	0.99
Net investment income (loss)	0.73(a)	0.60	0.21	0.23	0.52	0.38
Portfolio turnover	25(n)	56	72	80	75	64
Net assets at end of period (000 omitted)	$786	$661	$450	$667	$537	$70
See Notes to Financial Statements
21

Financial Highlights – continued
Class R4	Six months ended	Year ended
	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$12.69	$14.42	$17.68	$11.40	$12.84	$13.91
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.11	$0.08	$0.07	$0.10	$0.09
Net realized and unrealized gain (loss)	0.92	(1.30)	(1.21)	6.30	(1.28)	(0.45)
Total from investment operations	$0.99	$(1.19)	$(1.13)	$6.37	$(1.18)	$(0.36)
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.02)	$(0.09)	$(0.09)	$(0.07)
From net realized gain	—	(0.54)	(2.11)	—	(0.17)	(0.64)
Total distributions declared to shareholders	$—	$(0.54)	$(2.13)	$(0.09)	$(0.26)	$(0.71)
Net asset value, end of period (x)	$13.68	$12.69	$14.42	$17.68	$11.40	$12.84
Total return (%) (r)(s)(t)(x)	7.80(n)	(8.44)	(7.34)	56.09	(9.60)	(2.09)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.88(a)	0.88	0.88	0.87	0.95	0.96
Expenses after expense reductions	0.74(a)	0.74	0.74	0.74	0.74	0.74
Net investment income (loss)	0.96(a)	0.83	0.48	0.53	0.96	0.63
Portfolio turnover	25(n)	56	72	80	75	64
Net assets at end of period (000 omitted)	$19,204	$18,322	$20,000	$23,281	$19,044	$71
See Notes to Financial Statements
22

Financial Highlights – continued
Class R6	Six months ended	Year ended
	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$12.72	$14.44	$17.70	$11.40	$12.85	$13.91
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.13	$0.10	$0.09	$0.10	$0.10
Net realized and unrealized gain (loss)	0.93	(1.31)	(1.21)	6.32	(1.28)	(0.44)
Total from investment operations	$1.00	$(1.18)	$(1.11)	$6.41	$(1.18)	$(0.34)
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.04)	$(0.11)	$(0.10)	$(0.08)
From net realized gain	—	(0.54)	(2.11)	—	(0.17)	(0.64)
Total distributions declared to shareholders	$—	$(0.54)	$(2.15)	$(0.11)	$(0.27)	$(0.72)
Net asset value, end of period (x)	$13.72	$12.72	$14.44	$17.70	$11.40	$12.85
Total return (%) (r)(s)(t)(x)	7.86(n)	(8.36)	(7.23)	56.40	(9.59)	(1.93)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.78(a)	0.77	0.77	0.77	0.82	0.88
Expenses after expense reductions	0.64(a)	0.63	0.63	0.65	0.65	0.66
Net investment income (loss)	1.08(a)	0.94	0.60	0.60	0.83	0.72
Portfolio turnover	25(n)	56	72	80	75	64
Net assets at end of period (000 omitted)	$120,915	$113,539	$135,216	$136,883	$102,332	$53,947

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
23

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Blended Research Small Cap Equity Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a
24

Notes to Financial Statements (unaudited) - continued
third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2023 in valuing the fund's assets and liabilities:
25

Notes to Financial Statements (unaudited) - continued
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$292,486,185	$—	$—	$292,486,185
Mutual Funds	3,046,991	—	—	3,046,991
Total	$295,533,176	$—	$—	$295,533,176
For further information regarding security characteristics, see the Portfolio of Investments.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $242,959. The fair value of the fund's investment securities on loan and a related liability of $236,029 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. Additionally, these loans were collateralized by U.S. Treasury Obligations of $25,229 held by the lending agent. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
26

Notes to Financial Statements (unaudited) - continued
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 5/31/23
Ordinary income (including any short-term capital gains)	$1,828
Long-term capital gains	12,569,661
Total distributions	$12,571,489
27

Notes to Financial Statements (unaudited) - continued
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 11/30/23
Cost of investments	$276,476,524
Gross appreciation	48,827,910
Gross depreciation	(29,771,258)
Net unrealized appreciation (depreciation)	$19,056,652
As of 5/31/23
Undistributed ordinary income	2,444,931
Capital loss carryforwards	(5,752,242)
Net unrealized appreciation (depreciation)	328,141
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of May 31, 2023, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(5,752,242)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class.  Dividends are declared separately for each class.  Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 11/30/23	Year ended 5/31/23
Class A	$—	$1,450,388
Class B	—	20,378
Class C	—	266,208
Class I	—	4,507,223
Class R1	—	148,981
Class R2	—	561,718
Class R3	—	24,681
Class R4	—	731,137
Class R6	—	4,860,775
Total	$—	$12,571,489
28

Notes to Financial Statements (unaudited) - continued
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.65%
In excess of $1 billion and up to $2.5 billion	0.60%
In excess of $2.5 billion	0.575%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until September 30, 2024. For the six months ended November 30, 2023, this management fee reduction amounted to $19,094, which is included in the reduction of total expenses in the Statement of Operations.
The management fee incurred for the six months ended November 30, 2023 was equivalent to an annual effective rate of 0.64% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
0.99%	1.74%	1.74%	0.74%	1.74%	1.24%	0.99%	0.74%	0.67%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2024. For the six months ended November 30, 2023, this reduction amounted to $190,408, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $5,109 for the six months ended November 30, 2023, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes.  One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
29

Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 44,076
Class B	0.75%	0.25%	1.00%	1.00%	2,292
Class C	0.75%	0.25%	1.00%	1.00%	27,180
Class R1	0.75%	0.25%	1.00%	1.00%	17,883
Class R2	0.25%	0.25%	0.50%	0.50%	36,610
Class R3	—	0.25%	0.25%	0.25%	903
Total Distribution and Service Fees					$128,944
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2023 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended November 30, 2023, this rebate amounted to $3 and $1 for Class A and Class C shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase.  All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2023, were as follows:
Amount
Class A	$214
Class B	19
Class C	129
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended November 30, 2023, the fee was $9,866, which equated to 0.0065% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended November 30, 2023, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $106,449.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these
30

Notes to Financial Statements (unaudited) - continued
services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended November 30, 2023 was equivalent to an annual effective rate of 0.0177% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended November 30, 2023, this reimbursement amounted to $20,536, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended November 30, 2023, purchases and sales of investments, other than short-term obligations, aggregated $74,612,645 and $93,195,945, respectively.
31

Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 11/30/23		Year ended 5/31/23
	Shares	Amount	Shares	Amount
Shares sold
Class A	213,108	$2,872,703	539,263	$7,207,694
Class B	179	2,400	3,676	45,871
Class C	50,561	636,523	121,772	1,562,058
Class I	831,059	11,243,250	2,835,460	37,473,460
Class R1	15,673	202,868	49,910	640,868
Class R2	109,639	1,459,971	217,015	2,879,978
Class R3	6,537	87,068	22,630	315,199
Class R4	63,813	869,179	226,570	3,125,911
Class R6	838,717	11,288,370	2,231,058	29,493,265
	2,129,286	$28,662,332	6,247,354	$82,744,304
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	109,688	$1,448,976
Class B	—	—	1,608	20,378
Class C	—	—	21,028	266,208
Class I	—	—	338,336	4,506,629
Class R1	—	—	11,759	148,981
Class R2	—	—	42,814	561,718
Class R3	—	—	1,866	24,681
Class R4	—	—	54,849	731,137
Class R6	—	—	363,432	4,855,451
	—	$—	945,380	$12,564,159
Shares reacquired
Class A	(308,737)	$(4,131,981)	(827,549)	$(11,022,953)
Class B	(6,421)	(80,961)	(15,756)	(204,248)
Class C	(101,350)	(1,284,868)	(177,310)	(2,213,616)
Class I	(1,835,047)	(25,309,879)	(3,077,212)	(41,398,089)
Class R1	(38,595)	(487,803)	(56,656)	(716,705)
Class R2	(158,188)	(2,073,901)	(201,765)	(2,684,716)
Class R3	(1,046)	(14,516)	(3,300)	(42,307)
Class R4	(103,550)	(1,419,018)	(224,640)	(2,970,932)
Class R6	(949,896)	(13,135,516)	(3,034,693)	(41,199,850)
	(3,502,830)	$(47,938,443)	(7,618,881)	$(102,453,416)
32

Notes to Financial Statements (unaudited) - continued
	Six months ended 11/30/23		Year ended 5/31/23
	Shares	Amount	Shares	Amount
Net change
Class A	(95,629)	$(1,259,278)	(178,598)	$(2,366,283)
Class B	(6,242)	(78,561)	(10,472)	(137,999)
Class C	(50,789)	(648,345)	(34,510)	(385,350)
Class I	(1,003,988)	(14,066,629)	96,584	582,000
Class R1	(22,922)	(284,935)	5,013	73,144
Class R2	(48,549)	(613,930)	58,064	756,980
Class R3	5,491	72,552	21,196	297,573
Class R4	(39,737)	(549,839)	56,779	886,116
Class R6	(111,179)	(1,847,146)	(440,203)	(6,851,134)
	(1,373,544)	$(19,276,111)	(426,147)	$(7,144,953)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Lifetime 2040 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2025 Fund, and the MFS Lifetime 2060 Fund were the owners of record of approximately 5%, 4%, 4%, 3%, 3%, 3%, 2%, 1%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2065 Fund was the owner of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended November 30, 2023, the fund’s commitment fee and interest expense were $793 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
33

Notes to Financial Statements (unaudited) - continued
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,041,188	$26,330,904	$25,562,125	$517	$478	$2,810,962

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$64,435	$—
34

Board Review of Investment Advisory Agreement
MFS Blended Research Small Cap Equity Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2023 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2022 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about
35

Board Review of Investment Advisory Agreement - continued
MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2022, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 3rd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 4th quintile for the one-year period and the 5th quintile for the three-year period ended December 31, 2022 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Broadridge expense group median.
36

Board Review of Investment Advisory Agreement - continued
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services
37

Board Review of Investment Advisory Agreement - continued
MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2023.
38

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
39

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
November 30, 2023
MFS®  Blended Research®
Value Equity Fund
BRU-SEM

MFS® Blended Research®
Value Equity Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
Portfolio structure
Top ten holdings
JPMorgan Chase & Co.	3.4%
Johnson & Johnson	2.6%
Wells Fargo & Co.	2.1%
Berkshire Hathaway, Inc., “B”	1.9%
Phillips 66	1.8%
Salesforce, Inc.	1.7%
Chubb Ltd.	1.6%
McKesson Corp.	1.6%
United States Steel Corp.	1.6%
Goldman Sachs Group, Inc.	1.6%
GICS equity sectors (g)
Financials	21.4%
Health Care	14.3%
Industrials	13.0%
Information Technology	8.8%
Consumer Staples	8.3%
Energy	8.3%
Utilities	5.5%
Communication Services	5.4%
Real Estate	5.1%
Materials	4.2%
Consumer Discretionary	3.9%

(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of November 30, 2023.
The portfolio is actively managed and current holdings may be different.
1

Expense Table
Fund expenses borne by the shareholders during the period,
June 1, 2023 through November 30, 2023
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2023 through November 30, 2023.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
2

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/23	Ending Account Value 11/30/23	Expenses Paid During Period (p) 6/01/23-11/30/23
A	Actual	0.74%	$1,000.00	$1,092.94	$3.87
	Hypothetical (h)	0.74%	$1,000.00	$1,021.30	$3.74
B	Actual	1.49%	$1,000.00	$1,088.57	$7.78
	Hypothetical (h)	1.49%	$1,000.00	$1,017.55	$7.52
C	Actual	1.49%	$1,000.00	$1,087.95	$7.78
	Hypothetical (h)	1.49%	$1,000.00	$1,017.55	$7.52
I	Actual	0.49%	$1,000.00	$1,093.63	$2.56
	Hypothetical (h)	0.49%	$1,000.00	$1,022.55	$2.48
R1	Actual	0.74%	$1,000.00	$1,092.01	$3.87
	Hypothetical (h)	0.74%	$1,000.00	$1,021.30	$3.74
R2	Actual	0.99%	$1,000.00	$1,091.73	$5.18
	Hypothetical (h)	0.99%	$1,000.00	$1,020.05	$5.00
R3	Actual	0.74%	$1,000.00	$1,092.34	$3.87
	Hypothetical (h)	0.74%	$1,000.00	$1,021.30	$3.74
R4	Actual	0.49%	$1,000.00	$1,093.49	$2.56
	Hypothetical (h)	0.49%	$1,000.00	$1,022.55	$2.48
R6	Actual	0.42%	$1,000.00	$1,094.10	$2.20
	Hypothetical (h)	0.42%	$1,000.00	$1,022.90	$2.12
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
Notes to Expense Table
For the period from June 1, 2023 through November 30, 2023, the distribution fee for Class R1 was not imposed. Had the distribution fee been imposed throughout the entire six month period, the annualized expense ratio, the actual expenses paid during the period, and the hypothetical expenses paid during the period would have been approximately 1.49%, $7.79, and $7.52 for Class R1. See Note 3 in the Notes to Financial Statements for additional information.
3

Portfolio of Investments
11/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.2%
Aerospace & Defense – 3.5%
Boeing Co. (a)	7,880	$1,825,244
CACI International, Inc., “A” (a)	1,425	457,354
General Dynamics Corp.	15,460	3,818,156
Honeywell International, Inc.	15,840	3,103,373
		$9,204,127
Apparel Manufacturers – 1.0%
NIKE, Inc., “B”	23,540	$2,595,756
Automotive – 0.3%
Aptiv PLC (a)	10,530	$872,305
Biotechnology – 1.4%
Biogen, Inc. (a)	9,876	$2,311,774
Gilead Sciences, Inc.	16,557	1,268,266
		$3,580,040
Broadcasting – 1.1%
Omnicom Group, Inc.	5,391	$434,676
Walt Disney Co.	26,046	2,414,204
		$2,848,880
Brokerage & Asset Managers – 2.6%
Bank of New York Mellon Corp.	72,350	$3,495,952
Charles Schwab Corp.	14,920	914,894
Citigroup, Inc.	49,999	2,304,954
		$6,715,800
Business Services – 1.9%
Accenture PLC, “A”	2,151	$716,584
Fiserv, Inc. (a)	29,689	3,877,680
WEX, Inc. (a)	2,850	503,253
		$5,097,517
Cable TV – 1.2%
Comcast Corp., “A”	77,176	$3,232,903
Chemicals – 0.2%
PPG Industries, Inc.	3,770	$535,302
4

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – 2.5%
Microsoft Corp.	5,820	$2,205,256
Salesforce, Inc. (a)	17,487	4,404,976
		$6,610,232
Construction – 1.0%
AZEK Co., Inc. (a)	51,130	$1,763,474
Fortune Brands Innovations, Inc.	13,300	910,119
		$2,673,593
Consumer Products – 3.3%
Colgate-Palmolive Co.	37,277	$2,936,309
Kenvue, Inc.	69,835	1,427,427
Kimberly-Clark Corp.	21,540	2,665,144
Newell Brands, Inc.	140,720	1,073,694
Procter & Gamble Co.	3,330	511,222
		$8,613,796
Consumer Services – 0.8%
Booking Holdings, Inc. (a)	632	$1,975,442
Electrical Equipment – 1.8%
Amphenol Corp., “A”	31,993	$2,911,043
Emerson Electric Co.	19,530	1,736,217
		$4,647,260
Electronics – 4.9%
Advanced Micro Devices (a)	5,490	$665,168
Applied Materials, Inc.	23,875	3,575,998
Corning, Inc.	21,640	616,524
Intel Corp.	32,942	1,472,507
Lam Research Corp.	5,062	3,623,987
Marvell Technology, Inc.	13,720	764,616
NXP Semiconductors N.V.	10,642	2,171,819
		$12,890,619
Energy - Independent – 6.7%
ConocoPhillips	15,124	$1,747,881
EOG Resources, Inc.	32,728	4,027,835
Marathon Petroleum Corp.	16,520	2,464,619
Phillips 66	35,985	4,638,107
Pioneer Natural Resources Co.	5,080	1,176,731
Valero Energy Corp.	28,132	3,526,627
		$17,581,800
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Integrated – 1.8%
Chevron Corp.	6,030	$865,908
Exxon Mobil Corp.	23,376	2,401,650
National Gas Fuel Co.	26,550	1,348,475
		$4,616,033
Food & Beverages – 3.1%
Archer Daniels Midland Co.	35,465	$2,614,834
General Mills, Inc.	37,012	2,356,184
Mondelez International, Inc.	44,482	3,160,891
		$8,131,909
Forest & Paper Products – 1.3%
Weyerhaeuser Co., REIT	106,320	$3,333,132
Health Maintenance Organizations – 2.1%
Cigna Group	14,535	$3,820,961
Humana, Inc.	3,330	1,614,584
		$5,435,545
Insurance – 7.2%
Ameriprise Financial, Inc.	3,802	$1,344,045
Berkshire Hathaway, Inc., “B” (a)	13,890	5,000,400
Chubb Ltd.	18,654	4,279,787
Equitable Holdings, Inc.	110,389	3,387,839
Hartford Financial Services Group, Inc.	11,204	875,705
MetLife, Inc.	43,891	2,792,784
Voya Financial, Inc.	17,690	1,265,012
		$18,945,572
Internet – 1.7%
Alphabet, Inc., “A” (a)	24,352	$3,227,370
Meta Platforms, Inc., “A” (a)	3,638	1,190,172
		$4,417,542
Leisure & Toys – 0.1%
Polaris, Inc.	4,445	$366,579
Machinery & Tools – 4.0%
AGCO Corp.	14,940	$1,696,138
Eaton Corp. PLC	15,975	3,637,348
Timken Co.	29,139	2,109,663
Trane Technologies PLC	8,660	1,952,051
Wabtec Corp.	9,504	1,107,786
		$10,502,986
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – 8.4%
Bank of America Corp.	94,233	$2,873,164
Goldman Sachs Group, Inc.	11,991	4,095,406
JPMorgan Chase & Co.	56,501	8,818,676
Morgan Stanley	9,145	725,564
Wells Fargo & Co.	121,726	5,427,763
		$21,940,573
Medical & Health Technology & Services – 1.9%
CVS Health Corp.	9,835	$668,288
McKesson Corp.	8,878	4,177,632
		$4,845,920
Medical Equipment – 2.7%
Abbott Laboratories	10,561	$1,101,407
Becton, Dickinson and Co.	6,040	1,426,527
Boston Scientific Corp. (a)	21,038	1,175,814
Medtronic PLC	42,391	3,360,334
		$7,064,082
Metals & Mining – 1.6%
United States Steel Corp.	115,958	$4,162,892
Oil Services – 0.3%
NOV, Inc.	38,011	$715,367
Other Banks & Diversified Financials – 1.5%
American Express Co.	14,279	$2,438,425
M&T Bank Corp.	5,500	704,935
SLM Corp.	61,067	917,837
		$4,061,197
Pharmaceuticals – 6.3%
Johnson & Johnson	43,912	$6,791,430
Merck & Co., Inc.	14,143	1,449,375
Organon & Co.	55,030	622,939
Pfizer, Inc.	132,146	4,026,489
Vertex Pharmaceuticals, Inc. (a)	10,085	3,578,259
		$16,468,492
Railroad & Shipping – 2.9%
CSX Corp.	123,293	$3,982,364
Union Pacific Corp.	15,550	3,502,948
		$7,485,312
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – 2.4%
Prologis, Inc., REIT	32,372	$3,720,514
Spirit Realty Capital, Inc., REIT	55,898	2,308,587
W.P. Carey, Inc., REIT	5,819	362,175
		$6,391,276
Real Estate - Office – 0.0%
Net Lease Office Properties, REIT (a)	387	$6,327
Specialty Chemicals – 2.4%
Chemours Co.	118,588	$3,252,869
Linde PLC	7,409	3,065,622
		$6,318,491
Specialty Stores – 3.7%
Builders FirstSource, Inc. (a)	18,194	$2,439,997
O'Reilly Automotive, Inc. (a)	3,443	3,382,334
Target Corp.	9,179	1,228,242
Walmart Stores, Inc.	16,911	2,632,874
		$9,683,447
Telecommunications - Wireless – 1.4%
T-Mobile USA, Inc.	23,790	$3,579,206
Telephone Services – 1.4%
Equinix, Inc., REIT	4,490	$3,659,395
Tobacco – 0.8%
Altria Group, Inc.	49,601	$2,085,226
Utilities - Electric Power – 5.0%
Duke Energy Corp.	34,860	$3,216,881
Edison International	28,257	1,892,937
Exelon Corp.	15,323	590,089
NRG Energy, Inc.	38,830	1,857,627
PG&E Corp.	147,561	2,533,622
Vistra Corp.	82,681	2,927,734
		$13,018,890
Total Common Stocks (Identified Cost, $206,714,359)		$256,910,763
8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 1.6%
Money Market Funds – 1.6%
MFS Institutional Money Market Portfolio, 5.46% (v) (Identified Cost, $4,120,297)	4,120,154	$4,120,566

Other Assets, Less Liabilities – 0.2%		504,674
Net Assets – 100.0%		$261,536,003

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $4,120,566 and $256,910,763, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
9

Financial Statements
Statement of Assets and Liabilities
At 11/30/23 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $206,714,359)	$256,910,763
Investments in affiliated issuers, at value (identified cost, $4,120,297)	4,120,566
Receivables for
Fund shares sold	280,447
Dividends	678,314
Receivable from investment adviser	15,511
Other assets	41,772
Total assets	$262,047,373
Liabilities
Payables for
Fund shares reacquired	$437,433
Payable to affiliates
Administrative services fee	259
Shareholder servicing costs	22,436
Distribution and service fees	393
Accrued expenses and other liabilities	50,849
Total liabilities	$511,370
Net assets	$261,536,003
Net assets consist of
Paid-in capital	$202,385,368
Total distributable earnings (loss)	59,150,635
Net assets	$261,536,003
Shares of beneficial interest outstanding	17,864,316
10

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$22,592,299	1,537,149	$14.70
Class B	337,411	23,459	14.38
Class C	1,144,774	79,771	14.35
Class I	54,762,197	3,750,141	14.60
Class R1	96,577	6,668	14.48
Class R2	115,896	7,984	14.52
Class R3	299,126	20,556	14.55
Class R4	102,889	7,036	14.62
Class R6	182,084,834	12,431,552	14.65

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $15.60 [100 / 94.25 x $14.70]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
11

Financial Statements
Statement of Operations
Six months ended 11/30/23 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$2,875,000
Dividends from affiliated issuers	85,653
Other	3,958
Foreign taxes withheld	(2,519)
Total investment income	$2,962,092
Expenses
Management fee	$503,542
Distribution and service fees	36,597
Shareholder servicing costs	37,459
Administrative services fee	23,179
Independent Trustees' compensation	3,052
Custodian fee	7,565
Shareholder communications	5,011
Audit and tax fees	33,849
Legal fees	630
Registration fees	62,641
Miscellaneous	14,894
Total expenses	$728,419
Reduction of expenses by investment adviser	(137,176)
Net expenses	$591,243
Net investment income (loss)	$2,370,849
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$4,322,931
Affiliated issuers	(208)
Net realized gain (loss)	$4,322,723
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$15,929,211
Affiliated issuers	860
Net unrealized gain (loss)	$15,930,071
Net realized and unrealized gain (loss)	$20,252,794
Change in net assets from operations	$22,623,643
See Notes to Financial Statements
12

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	11/30/23 (unaudited)	5/31/23
Change in net assets
From operations
Net investment income (loss)	$2,370,849	$3,928,752
Net realized gain (loss)	4,322,723	6,638,359
Net unrealized gain (loss)	15,930,071	(18,023,003)
Change in net assets from operations	$22,623,643	$(7,455,892)
Total distributions to shareholders	$—	$(18,668,408)
Change in net assets from fund share transactions	$199,155	$25,745,135
Total change in net assets	$22,822,798	$(379,165)
Net assets
At beginning of period	238,713,205	239,092,370
At end of period	$261,536,003	$238,713,205
See Notes to Financial Statements
13

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$13.45	$15.05	$16.28	$11.48	$12.07	$12.84
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.20	$0.19	$0.20	$0.24	$0.23
Net realized and unrealized gain (loss)	1.14	(0.68)	0.29	4.82	(0.57)	(0.47)
Total from investment operations	$1.25	$(0.48)	$0.48	$5.02	$(0.33)	$(0.24)
Less distributions declared to shareholders
From net investment income	$—	$(0.15)	$(0.01)	$(0.22)	$(0.26)	$(0.22)
From net realized gain	—	(0.97)	(1.70)	—	—	(0.31)
Total distributions declared to shareholders	$—	$(1.12)	$(1.71)	$(0.22)	$(0.26)	$(0.53)
Net asset value, end of period (x)	$14.70	$13.45	$15.05	$16.28	$11.48	$12.07
Total return (%) (r)(s)(t)(x)	9.29(n)	(3.51)	3.02	44.17	(3.04)	(1.62)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.85(a)	0.86	0.86	0.86	0.91	0.90
Expenses after expense reductions	0.74(a)	0.74	0.74	0.74	0.74	0.74
Net investment income (loss)	1.61(a)	1.41	1.17	1.48	1.96	1.83
Portfolio turnover	28(n)	51	49	57	45	43
Net assets at end of period (000 omitted)	$22,592	$22,380	$17,572	$68,612	$52,735	$51,642
See Notes to Financial Statements
14

Financial Highlights – continued
Class B	Six months ended	Year ended
	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$13.21	$14.85	$16.28	$11.46	$12.07	$12.81
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.09	$0.09	$0.10	$0.15	$0.14
Net realized and unrealized gain (loss)	1.11	(0.68)	0.28	4.82	(0.59)	(0.45)
Total from investment operations	$1.17	$(0.59)	$0.37	$4.92	$(0.44)	$(0.31)
Less distributions declared to shareholders
From net investment income	$—	$(0.08)	$(0.10)	$(0.10)	$(0.17)	$(0.12)
From net realized gain	—	(0.97)	(1.70)	—	—	(0.31)
Total distributions declared to shareholders	$—	$(1.05)	$(1.80)	$(0.10)	$(0.17)	$(0.43)
Net asset value, end of period (x)	$14.38	$13.21	$14.85	$16.28	$11.46	$12.07
Total return (%) (r)(s)(t)(x)	8.86(n)	(4.29)	2.32	43.10	(3.87)	(2.26)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.60(a)	1.61	1.60	1.61	1.65	1.64
Expenses after expense reductions	1.49(a)	1.49	1.49	1.49	1.49	1.49
Net investment income (loss)	0.82(a)	0.67	0.56	0.73	1.20	1.08
Portfolio turnover	28(n)	51	49	57	45	43
Net assets at end of period (000 omitted)	$337	$560	$439	$140	$132	$163
See Notes to Financial Statements
15

Financial Highlights – continued
Class C	Six months ended	Year ended
	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$13.19	$14.78	$16.22	$11.45	$12.05	$12.76
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.09	$0.08	$0.10	$0.15	$0.14
Net realized and unrealized gain (loss)	1.10	(0.67)	0.28	4.81	(0.58)	(0.46)
Total from investment operations	$1.16	$(0.58)	$0.36	$4.91	$(0.43)	$(0.32)
Less distributions declared to shareholders
From net investment income	$—	$(0.04)	$(0.10)	$(0.14)	$(0.17)	$(0.08)
From net realized gain	—	(0.97)	(1.70)	—	—	(0.31)
Total distributions declared to shareholders	$—	$(1.01)	$(1.80)	$(0.14)	$(0.17)	$(0.39)
Net asset value, end of period (x)	$14.35	$13.19	$14.78	$16.22	$11.45	$12.05
Total return (%) (r)(s)(t)(x)	8.79(n)	(4.20)	2.29	43.08	(3.76)	(2.32)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.60(a)	1.61	1.61	1.61	1.66	1.65
Expenses after expense reductions	1.49(a)	1.49	1.49	1.49	1.49	1.49
Net investment income (loss)	0.90(a)	0.67	0.53	0.72	1.20	1.07
Portfolio turnover	28(n)	51	49	57	45	43
Net assets at end of period (000 omitted)	$1,145	$966	$974	$873	$456	$470
See Notes to Financial Statements
16

Financial Highlights – continued
Class I	Six months ended	Year ended
	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$13.35	$14.93	$16.37	$11.54	$12.13	$12.91
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.23	$0.25	$0.24	$0.28	$0.27
Net realized and unrealized gain (loss)	1.12	(0.67)	0.27	4.84	(0.58)	(0.48)
Total from investment operations	$1.25	$(0.44)	$0.52	$5.08	$(0.30)	$(0.21)
Less distributions declared to shareholders
From net investment income	$—	$(0.17)	$(0.26)	$(0.25)	$(0.29)	$(0.26)
From net realized gain	—	(0.97)	(1.70)	—	—	(0.31)
Total distributions declared to shareholders	$—	$(1.14)	$(1.96)	$(0.25)	$(0.29)	$(0.57)
Net asset value, end of period (x)	$14.60	$13.35	$14.93	$16.37	$11.54	$12.13
Total return (%) (r)(s)(t)(x)	9.36(n)	(3.24)	3.25	44.51	(2.84)	(1.37)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.60(a)	0.61	0.61	0.61	0.65	0.65
Expenses after expense reductions	0.49(a)	0.49	0.49	0.49	0.49	0.49
Net investment income (loss)	1.86(a)	1.67	1.61	1.70	2.18	2.14
Portfolio turnover	28(n)	51	49	57	45	43
Net assets at end of period (000 omitted)	$54,762	$52,655	$56,857	$1,517	$488	$923
See Notes to Financial Statements
17

Financial Highlights – continued
Class R1	Six months ended	Year ended
	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$13.26	$14.84	$16.22	$11.45	$12.05	$12.81
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.20	$0.20	$0.10	$0.15	$0.14
Net realized and unrealized gain (loss)	1.11	(0.67)	0.28	4.80	(0.58)	(0.47)
Total from investment operations	$1.22	$(0.47)	$0.48	$4.90	$(0.43)	$(0.33)
Less distributions declared to shareholders
From net investment income	$—	$(0.14)	$(0.16)	$(0.13)	$(0.17)	$(0.12)
From net realized gain	—	(0.97)	(1.70)	—	—	(0.31)
Total distributions declared to shareholders	$—	$(1.11)	$(1.86)	$(0.13)	$(0.17)	$(0.43)
Net asset value, end of period (x)	$14.48	$13.26	$14.84	$16.22	$11.45	$12.05
Total return (%) (r)(s)(t)(x)	9.20(n)	(3.49)	3.04	43.07	(3.79)	(2.35)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.85(a)	0.86	0.86	1.61	1.65	1.64
Expenses after expense reductions	0.74(a)	0.74	0.74	1.49	1.49	1.49
Net investment income (loss)	1.61(a)	1.42	1.27	0.72	1.21	1.09
Portfolio turnover	28(n)	51	49	57	45	43
Net assets at end of period (000 omitted)	$97	$88	$92	$89	$62	$65
See Notes to Financial Statements
18

Financial Highlights – continued
Class R2	Six months ended	Year ended
	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$13.30	$14.89	$16.31	$11.50	$12.10	$12.87
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.16	$0.16	$0.17	$0.21	$0.20
Net realized and unrealized gain (loss)	1.12	(0.68)	0.29	4.83	(0.57)	(0.47)
Total from investment operations	$1.22	$(0.52)	$0.45	$5.00	$(0.36)	$(0.27)
Less distributions declared to shareholders
From net investment income	$—	$(0.10)	$(0.17)	$(0.19)	$(0.24)	$(0.19)
From net realized gain	—	(0.97)	(1.70)	—	—	(0.31)
Total distributions declared to shareholders	$—	$(1.07)	$(1.87)	$(0.19)	$(0.24)	$(0.50)
Net asset value, end of period (x)	$14.52	$13.30	$14.89	$16.31	$11.50	$12.10
Total return (%) (r)(s)(t)(x)	9.17(n)	(3.79)	2.81	43.83	(3.31)	(1.85)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.10(a)	1.11	1.11	1.11	1.16	1.14
Expenses after expense reductions	0.99(a)	0.99	0.99	0.99	0.99	0.99
Net investment income (loss)	1.36(a)	1.17	1.03	1.23	1.71	1.59
Portfolio turnover	28(n)	51	49	57	45	43
Net assets at end of period (000 omitted)	$116	$105	$111	$104	$77	$78
See Notes to Financial Statements
19

Financial Highlights – continued
Class R3	Six months ended	Year ended
	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$13.32	$14.90	$16.36	$11.53	$12.13	$12.90
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.20	$0.21	$0.20	$0.25	$0.23
Net realized and unrealized gain (loss)	1.12	(0.67)	0.27	4.85	(0.58)	(0.47)
Total from investment operations	$1.23	$(0.47)	$0.48	$5.05	$(0.33)	$(0.24)
Less distributions declared to shareholders
From net investment income	$—	$(0.14)	$(0.24)	$(0.22)	$(0.27)	$(0.22)
From net realized gain	—	(0.97)	(1.70)	—	—	(0.31)
Total distributions declared to shareholders	$—	$(1.11)	$(1.94)	$(0.22)	$(0.27)	$(0.53)
Net asset value, end of period (x)	$14.55	$13.32	$14.90	$16.36	$11.53	$12.13
Total return (%) (r)(s)(t)(x)	9.23(n)	(3.48)	3.02	44.17	(3.09)	(1.64)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.85(a)	0.86	0.86	0.86	0.90	0.90
Expenses after expense reductions	0.74(a)	0.74	0.74	0.74	0.74	0.74
Net investment income (loss)	1.61(a)	1.43	1.33	1.48	1.93	1.77
Portfolio turnover	28(n)	51	49	57	45	43
Net assets at end of period (000 omitted)	$299	$292	$312	$103	$71	$122
See Notes to Financial Statements
20

Financial Highlights – continued
Class R4	Six months ended	Year ended
	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$13.37	$14.96	$16.37	$11.54	$12.14	$12.91
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.23	$0.24	$0.23	$0.28	$0.27
Net realized and unrealized gain (loss)	1.12	(0.68)	0.30	4.85	(0.58)	(0.48)
Total from investment operations	$1.25	$(0.45)	$0.54	$5.08	$(0.30)	$(0.21)
Less distributions declared to shareholders
From net investment income	$—	$(0.17)	$(0.25)	$(0.25)	$(0.30)	$(0.25)
From net realized gain	—	(0.97)	(1.70)	—	—	(0.31)
Total distributions declared to shareholders	$—	$(1.14)	$(1.95)	$(0.25)	$(0.30)	$(0.56)
Net asset value, end of period (x)	$14.62	$13.37	$14.96	$16.37	$11.54	$12.14
Total return (%) (r)(s)(t)(x)	9.35(n)	(3.29)	3.38	44.52	(2.86)	(1.33)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.60(a)	0.61	0.61	0.61	0.66	0.64
Expenses after expense reductions	0.49(a)	0.49	0.49	0.49	0.49	0.49
Net investment income (loss)	1.86(a)	1.67	1.53	1.73	2.21	2.09
Portfolio turnover	28(n)	51	49	57	45	43
Net assets at end of period (000 omitted)	$103	$94	$97	$94	$65	$67
See Notes to Financial Statements
21

Financial Highlights – continued
Class R6	Six months ended	Year ended
	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$13.39	$14.97	$16.39	$11.56	$12.15	$12.92
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.25	$0.25	$0.25	$0.29	$0.28
Net realized and unrealized gain (loss)	1.12	(0.68)	0.29	4.85	(0.57)	(0.47)
Total from investment operations	$1.26	$(0.43)	$0.54	$5.10	$(0.28)	$(0.19)
Less distributions declared to shareholders
From net investment income	$—	$(0.18)	$(0.26)	$(0.27)	$(0.31)	$(0.27)
From net realized gain	—	(0.97)	(1.70)	—	—	(0.31)
Total distributions declared to shareholders	$—	$(1.15)	$(1.96)	$(0.27)	$(0.31)	$(0.58)
Net asset value, end of period (x)	$14.65	$13.39	$14.97	$16.39	$11.56	$12.15
Total return (%) (r)(s)(t)(x)	9.41(n)	(3.15)	3.41	44.57	(2.69)	(1.23)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.53(a)	0.53	0.52	0.52	0.56	0.55
Expenses after expense reductions	0.42(a)	0.42	0.40	0.40	0.39	0.39
Net investment income (loss)	1.94(a)	1.75	1.61	1.83	2.32	2.18
Portfolio turnover	28(n)	51	49	57	45	43
Net assets at end of period (000 omitted)	$182,085	$161,572	$162,638	$190,875	$140,463	$121,952

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
22

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Blended Research Value Equity Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a
23

Notes to Financial Statements (unaudited) - continued
third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant
24

Notes to Financial Statements (unaudited) - continued
unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$256,910,763	$—	$—	$256,910,763
Mutual Funds	4,120,566	—	—	4,120,566
Total	$261,031,329	$—	$—	$261,031,329
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and
25

Notes to Financial Statements (unaudited) - continued
state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 5/31/23
Ordinary income (including any short-term capital gains)	$2,885,952
Long-term capital gains	15,782,456
Total distributions	$18,668,408
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 11/30/23
Cost of investments	$212,699,159
Gross appreciation	54,134,400
Gross depreciation	(5,802,230)
Net unrealized appreciation (depreciation)	$48,332,170
As of 5/31/23
Undistributed ordinary income	1,225,143
Undistributed long-term capital gain	2,785,619
Net unrealized appreciation (depreciation)	32,516,230
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class.  Dividends are declared separately for each class.  Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to
26

Notes to Financial Statements (unaudited) - continued
Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 11/30/23	Year ended 5/31/23
Class A	$—	$1,702,275
Class B	—	51,663
Class C	—	74,390
Class I	—	4,077,217
Class R1	—	6,830
Class R2	—	8,091
Class R3	—	22,761
Class R4	—	7,428
Class R6	—	12,717,753
Total	$—	$18,668,408
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.40%
In excess of $1 billion and up to $2.5 billion	0.375%
In excess of $2.5 billion	0.35%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until September 30, 2024. For the six months ended November 30, 2023, this management fee reduction amounted to $15,941, which is included in the reduction of total expenses in the Statement of Operations.
The management fee incurred for the six months ended November 30, 2023 was equivalent to an annual effective rate of 0.39% of the fund's average daily net assets.
For the period from June 1, 2023 through July 31, 2023, the investment adviser had agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses did not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
0.74%	1.49%	1.49%	0.49%	1.49%	0.99%	0.74%	0.49%	0.45%
27

Notes to Financial Statements (unaudited) - continued
This written agreement terminated on July 31, 2023. For the period from June 1, 2023 through July 31, 2023 this reduction amounted to $40,817, which is included in the reduction of total expenses in the Statement of Operations.
Effective August 1, 2023, the investment adviser has agreed in writing to pay a portion of the fund's total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class's average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
0.74%	1.49%	1.49%	0.49%	1.49%	0.99%	0.74%	0.49%	0.44%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2024. For the period from August 1, 2023 through November 30, 2023, this reduction amounted to $80,418 which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $3,142 for the six months ended November 30, 2023, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes.  One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 28,448
Class B	0.75%	0.25%	1.00%	1.00%	2,376
Class C	0.75%	0.25%	1.00%	1.00%	5,003
Class R1	0.75%	0.25%	1.00%	0.25%	117
Class R2	0.25%	0.25%	0.50%	0.50%	280
Class R3	—	0.25%	0.25%	0.25%	373
Total Distribution and Service Fees					$36,597
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2023 based on each class's average daily net assets. MFD has
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Notes to Financial Statements (unaudited) - continued
voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. There were no service fee rebates for the six months ended November 30, 2023. For the six months ended November 30, 2023, the 0.75% distribution fee was not imposed for Class R1 shares due to the sales charge limitations contained in Financial Industry Regulatory Authority (“FINRA”) Rule 2341.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase.  All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2023, were as follows:
Amount
Class A	$15
Class B	—
Class C	79
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended November 30, 2023, the fee was $4,205, which equated to 0.0033% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended November 30, 2023, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $33,254.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended November 30, 2023 was equivalent to an annual effective rate of 0.0184% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
29

Notes to Financial Statements (unaudited) - continued
At November 30, 2023, MFS held approximately 85% of the outstanding shares of Class R2 and 100% of the outstanding shares of Class R1 and Class R4.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended November 30, 2023, this reimbursement amounted to $3,866, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended November 30, 2023, purchases and sales of investments, other than short-term obligations, aggregated $73,991,225 and $70,195,581, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 11/30/23		Year ended 5/31/23
	Shares	Amount	Shares	Amount
Shares sold
Class A	148,427	$2,116,185	770,879	$10,811,714
Class B	705	10,100	21,626	303,132
Class C	16,404	224,486	26,304	361,743
Class I	222,341	3,123,176	878,349	12,025,859
Class R2	66	919	157	2,202
Class R3	182	2,554	2,051	28,718
Class R6	848,132	11,977,329	2,685,051	37,204,139
	1,236,257	$17,454,749	4,384,417	$60,737,507
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	119,667	$1,677,732
Class B	—	—	3,738	51,663
Class C	—	—	5,394	74,390
Class I	—	—	293,325	4,077,217
Class R1	—	—	494	6,830
Class R2	—	—	583	8,091
Class R3	—	—	1,640	22,761
Class R4	—	—	534	7,428
Class R6	—	—	912,976	12,717,753
	—	$—	1,338,351	$18,643,865
30

Notes to Financial Statements (unaudited) - continued
	Six months ended 11/30/23		Year ended 5/31/23
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(274,832)	$(3,904,862)	(394,392)	$(5,494,184)
Class B	(19,614)	(270,246)	(12,540)	(168,987)
Class C	(9,910)	(139,484)	(24,340)	(332,301)
Class I	(416,587)	(5,944,033)	(1,034,400)	(14,545,941)
Class R2	(1)	(8)	(299)	(4,100)
Class R3	(1,528)	(21,638)	(2,706)	(37,862)
Class R6	(487,636)	(6,975,323)	(2,389,612)	(33,052,862)
	(1,210,108)	$(17,255,594)	(3,858,289)	$(53,636,237)
Net change
Class A	(126,405)	$(1,788,677)	496,154	$6,995,262
Class B	(18,909)	(260,146)	12,824	185,808
Class C	6,494	85,002	7,358	103,832
Class I	(194,246)	(2,820,857)	137,274	1,557,135
Class R1	—	—	494	6,830
Class R2	65	911	441	6,193
Class R3	(1,346)	(19,084)	985	13,617
Class R4	—	—	534	7,428
Class R6	360,496	5,002,006	1,208,415	16,869,030
	26,149	$199,155	1,864,479	$25,745,135
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control.  At the end of the period, the MFS Lifetime 2040 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2025 Fund, and the MFS Lifetime 2060 Fund were the owners of record of approximately 13%, 10%, 10%, 9%, 9%, 6%, 5%, 3%, and 3% respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2065 Fund was the owner of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to
31

Notes to Financial Statements (unaudited) - continued
the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended November 30, 2023, the fund’s commitment fee and interest expense were $593 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$4,733,746	$13,403,844	$14,017,676	$(208)	$860	$4,120,566

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$85,653	$—
32

Board Review of Investment Advisory Agreement
MFS Blended Research Value Equity Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2023 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2022 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about
33

Board Review of Investment Advisory Agreement - continued
MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2022, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 3rd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 2nd quintile for the one-year period and the 3rd quintile for the three-year period ended December 31, 2022 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate
34

Board Review of Investment Advisory Agreement - continued
and total expense ratio were each lower than the Broadridge expense group median. The Trustees also noted that MFS has agreed to further reduce the expense limitation for Class R6 shares of the Fund effective August 1, 2023, which may not be changed without the Trustees approval.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
35

Board Review of Investment Advisory Agreement - continued
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2023.
36

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
37

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
November 30, 2023
MFS®  Blended Research®
Growth Equity Fund
BRW-SEM

MFS® Blended Research®
Growth Equity Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
Portfolio structure
Top ten holdings
Microsoft Corp.	12.2%
Apple, Inc.	11.8%
Amazon.com, Inc.	6.8%
NVIDIA Corp.	5.5%
Alphabet, Inc., “A”	4.0%
Alphabet, Inc., “C”	3.6%
Meta Platforms, Inc., “A”	3.2%
Adobe Systems, Inc.	2.6%
Applied Materials, Inc.	1.9%
Tesla, Inc.	1.8%
GICS equity sectors (g)
Information Technology	43.7%
Consumer Discretionary	14.7%
Communication Services	12.0%
Health Care	10.1%
Financials	6.9%
Industrials	5.1%
Consumer Staples	3.8%
Energy	1.1%
Utilities	1.1%
Materials	0.9%
Real Estate	0.1%

(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of November 30, 2023.
The portfolio is actively managed and current holdings may be different.
1

Expense Table
Fund expenses borne by the shareholders during the period,
June 1, 2023 through November 30, 2023
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2023 through November 30, 2023.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
2

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/23	Ending Account Value 11/30/23	Expenses Paid During Period (p) 6/01/23-11/30/23
A	Actual	0.74%	$1,000.00	$1,140.92	$3.96
	Hypothetical (h)	0.74%	$1,000.00	$1,021.30	$3.74
B	Actual	1.49%	$1,000.00	$1,136.63	$7.96
	Hypothetical (h)	1.49%	$1,000.00	$1,017.55	$7.52
C	Actual	1.49%	$1,000.00	$1,137.36	$7.96
	Hypothetical (h)	1.49%	$1,000.00	$1,017.55	$7.52
I	Actual	0.49%	$1,000.00	$1,142.77	$2.62
	Hypothetical (h)	0.49%	$1,000.00	$1,022.55	$2.48
R1	Actual	1.49%	$1,000.00	$1,137.36	$7.96
	Hypothetical (h)	1.49%	$1,000.00	$1,017.55	$7.52
R2	Actual	0.99%	$1,000.00	$1,139.86	$5.30
	Hypothetical (h)	0.99%	$1,000.00	$1,020.05	$5.00
R3	Actual	0.74%	$1,000.00	$1,141.46	$3.96
	Hypothetical (h)	0.74%	$1,000.00	$1,021.30	$3.74
R4	Actual	0.49%	$1,000.00	$1,142.51	$2.62
	Hypothetical (h)	0.49%	$1,000.00	$1,022.55	$2.48
R6	Actual	0.42%	$1,000.00	$1,143.03	$2.25
	Hypothetical (h)	0.42%	$1,000.00	$1,022.90	$2.12
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
3

Portfolio of Investments
11/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.5%
Apparel Manufacturers – 0.5%
Skechers USA, Inc., “A” (a)	22,408	$1,320,055
Automotive – 1.8%
Tesla, Inc. (a)	20,241	$4,859,459
Biotechnology – 0.2%
Exelixis, Inc. (a)	17,538	$382,504
Broadcasting – 0.1%
Netflix, Inc. (a)	766	$363,061
Brokerage & Asset Managers – 2.1%
Apollo Global Management, Inc.	37,881	$3,485,052
Bank of New York Mellon Corp.	16,082	777,082
LPL Financial Holdings, Inc.	5,523	1,227,763
		$5,489,897
Business Services – 3.0%
Dropbox, Inc. (a)	85,656	$2,413,786
Fiserv, Inc. (a)	5,618	733,767
Verisk Analytics, Inc., “A”	12,183	2,941,342
WEX, Inc. (a)	10,328	1,823,718
		$7,912,613
Computer Software – 17.6%
Adobe Systems, Inc. (a)	11,065	$6,760,826
Autodesk, Inc. (a)	14,172	3,095,590
Microsoft Corp.	84,785	32,125,884
Palo Alto Networks, Inc. (a)	14,489	4,275,559
Salesforce, Inc. (a)	959	241,572
		$46,499,431
Computer Software - Systems – 13.2%
Apple, Inc.	164,547	$31,255,703
ServiceNow, Inc. (a)	5,264	3,609,735
		$34,865,438
Construction – 1.0%
AZEK Co., Inc. (a)	36,318	$1,252,608
Masco Corp.	23,630	1,430,796
		$2,683,404
4

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 1.0%
Colgate-Palmolive Co.	4,999	$393,771
Kimberly-Clark Corp.	18,588	2,299,893
		$2,693,664
Consumer Services – 2.0%
Booking Holdings, Inc. (a)	1,415	$4,422,865
Expedia Group, Inc. (a)	6,549	891,843
		$5,314,708
Electrical Equipment – 0.1%
Amphenol Corp., “A”	2,849	$259,231
Electronics – 10.7%
Applied Materials, Inc.	33,852	$5,070,352
Broadcom, Inc.	1,757	1,626,508
Lam Research Corp.	6,737	4,823,153
NVIDIA Corp.	30,887	14,445,850
NXP Semiconductors N.V.	11,632	2,373,859
		$28,339,722
Energy - Independent – 1.1%
EOG Resources, Inc.	2,713	$333,889
Phillips 66	19,788	2,550,475
		$2,884,364
Entertainment – 1.1%
Spotify Technology S.A. (a)	15,821	$2,928,625
Food & Beverages – 1.5%
Archer Daniels Midland Co.	24,235	$1,786,847
PepsiCo, Inc.	13,100	2,204,599
		$3,991,446
Gaming & Lodging – 0.4%
Las Vegas Sands Corp.	24,681	$1,138,288
Health Maintenance Organizations – 1.8%
Cigna Group	9,526	$2,504,195
UnitedHealth Group, Inc.	3,833	2,119,534
		$4,623,729
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 2.4%
Ameriprise Financial, Inc.	8,945	$3,162,147
Equitable Holdings, Inc.	92,685	2,844,502
MetLife, Inc.	5,206	331,258
		$6,337,907
Internet – 12.0%
Alphabet, Inc., “A” (a)	79,284	$10,507,509
Alphabet, Inc., “C” (a)	71,189	9,533,631
Gartner, Inc. (a)	7,197	3,129,543
Meta Platforms, Inc., “A” (a)	25,824	8,448,322
		$31,619,005
Leisure & Toys – 0.2%
Polaris, Inc.	7,586	$625,617
Machinery & Tools – 2.0%
AGCO Corp.	8,717	$989,641
Ingersoll Rand, Inc.	39,753	2,839,557
Timken Co.	21,020	1,521,848
		$5,351,046
Medical & Health Technology & Services – 3.4%
Cardinal Health, Inc.	13,299	$1,424,057
IQVIA Holdings, Inc. (a)	13,476	2,885,212
McKesson Corp.	7,383	3,474,144
Veeva Systems, Inc. (a)	6,168	1,075,144
		$8,858,557
Medical Equipment – 0.9%
Align Technology, Inc. (a)	10,007	$2,139,496
Bruker BioSciences Corp.	2,218	144,370
		$2,283,866
Other Banks & Diversified Financials – 1.4%
Mastercard, Inc., “A”	3,729	$1,543,172
Visa, Inc., “A”	8,339	2,140,455
		$3,683,627
Pharmaceuticals – 3.9%
AbbVie, Inc.	14,802	$2,107,657
Eli Lilly & Co.	5,262	3,110,052
Incyte Corp. (a)	11,151	605,945
Merck & Co., Inc.	9,920	1,016,602
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – continued
Vertex Pharmaceuticals, Inc. (a)	9,995	$3,546,326
		$10,386,582
Railroad & Shipping – 1.0%
CSX Corp.	77,195	$2,493,399
Real Estate – 0.1%
Ryman Hospitality Properties, Inc., REIT	2,702	$271,146
Specialty Chemicals – 0.9%
Chemours Co.	50,709	$1,390,948
RPM International, Inc.	9,937	1,022,815
		$2,413,763
Specialty Stores – 11.0%
Amazon.com, Inc. (a)	122,749	$17,932,401
Costco Wholesale Corp.	344	203,903
Home Depot, Inc.	6,339	1,987,213
O'Reilly Automotive, Inc. (a)	3,333	3,274,272
Ross Stores, Inc.	18,576	2,421,939
Target Corp.	24,202	3,238,470
		$29,058,198
Utilities - Electric Power – 1.1%
Vistra Corp.	80,673	$2,856,631
Total Common Stocks (Identified Cost, $146,750,947)		$262,788,983
Investment Companies (h) – 0.5%
Money Market Funds – 0.5%
MFS Institutional Money Market Portfolio, 5.46% (v) (Identified Cost, $1,296,529)	1,296,399	$1,296,529

Other Assets, Less Liabilities – 0.0%		60,159
Net Assets – 100.0%		$264,145,671

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,296,529 and $262,788,983, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
7

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
8

Financial Statements
Statement of Assets and Liabilities
At 11/30/23 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $146,750,947)	$262,788,983
Investments in affiliated issuers, at value (identified cost, $1,296,529)	1,296,529
Receivables for
Fund shares sold	176,032
Dividends	230,038
Receivable from investment adviser	16,212
Other assets	49,806
Total assets	$264,557,600
Liabilities
Payables for
Fund shares reacquired	$337,526
Payable to affiliates
Administrative services fee	263
Shareholder servicing costs	22,192
Distribution and service fees	629
Accrued expenses and other liabilities	51,319
Total liabilities	$411,929
Net assets	$264,145,671
Net assets consist of
Paid-in capital	$154,048,297
Total distributable earnings (loss)	110,097,374
Net assets	$264,145,671
Shares of beneficial interest outstanding	14,106,655
9

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$33,259,973	1,793,508	$18.54
Class B	661,569	37,325	17.72
Class C	1,274,789	71,958	17.72
Class I	55,750,210	2,976,841	18.73
Class R1	1,075,786	60,726	17.72
Class R2	303,288	16,396	18.50
Class R3	168,618	9,047	18.64
Class R4	138,942	7,406	18.76
Class R6	171,512,496	9,133,448	18.78

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $19.67 [100 / 94.25 x $18.54]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
10

Financial Statements
Statement of Operations
Six months ended 11/30/23 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$1,013,171
Dividends from affiliated issuers	56,992
Other	2,372
Foreign taxes withheld	(2,997)
Total investment income	$1,069,538
Expenses
Management fee	$516,487
Distribution and service fees	48,196
Shareholder servicing costs	41,007
Administrative services fee	23,645
Independent Trustees' compensation	3,082
Custodian fee	7,665
Shareholder communications	6,152
Audit and tax fees	33,474
Legal fees	647
Registration fees	65,393
Miscellaneous	15,064
Total expenses	$760,812
Reduction of expenses by investment adviser	(138,577)
Net expenses	$622,235
Net investment income (loss)	$447,303
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$4,359,047
Affiliated issuers	395
Net realized gain (loss)	$4,359,442
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$29,147,079
Affiliated issuers	29
Net unrealized gain (loss)	$29,147,108
Net realized and unrealized gain (loss)	$33,506,550
Change in net assets from operations	$33,953,853
See Notes to Financial Statements
11

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	11/30/23 (unaudited)	5/31/23
Change in net assets
From operations
Net investment income (loss)	$447,303	$1,769,779
Net realized gain (loss)	4,359,442	(11,773,799)
Net unrealized gain (loss)	29,147,108	23,371,178
Change in net assets from operations	$33,953,853	$13,367,158
Total distributions to shareholders	$—	$(5,461,940)
Change in net assets from fund share transactions	$(15,436,958)	$8,348,641
Total change in net assets	$18,516,895	$16,253,859
Net assets
At beginning of period	245,628,776	229,374,917
At end of period	$264,145,671	$245,628,776
See Notes to Financial Statements
12

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$16.25	$15.89	$20.10	$15.79	$13.25	$14.09
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01	$0.07	$0.01	$0.02	$0.06	$0.08
Net realized and unrealized gain (loss)	2.28	0.62	(0.76)	5.50	3.12	(0.03)(g)
Total from investment operations	$2.29	$0.69	$(0.75)	$5.52	$3.18	$0.05
Less distributions declared to shareholders
From net investment income	$—	$(0.00)(w)	$—	$(0.04)	$(0.08)	$(0.07)
From net realized gain	—	(0.33)	(3.46)	(1.17)	(0.56)	(0.82)
Total distributions declared to shareholders	$—	$(0.33)	$(3.46)	$(1.21)	$(0.64)	$(0.89)
Net asset value, end of period (x)	$18.54	$16.25	$15.89	$20.10	$15.79	$13.25
Total return (%) (r)(s)(t)(x)	14.09(n)	4.54	(6.92)	35.89	24.34	0.95
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.85(a)	0.87	0.86	0.86	0.90	0.89
Expenses after expense reductions	0.74(a)	0.74	0.74	0.74	0.74	0.74
Net investment income (loss)	0.11(a)	0.50	0.03	0.08	0.42	0.59
Portfolio turnover	23(n)	64	55	71	61	60
Net assets at end of period (000 omitted)	$33,260	$19,925	$15,472	$71,049	$57,531	$52,918
See Notes to Financial Statements
13

Financial Highlights – continued
Class B	Six months ended	Year ended
	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$15.59	$15.37	$19.67	$15.55	$13.08	$13.95
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.05)	$(0.04)	$(0.14)	$(0.12)	$(0.05)	$(0.02)
Net realized and unrealized gain (loss)	2.18	0.59	(0.70)	5.41	3.08	(0.03)(g)
Total from investment operations	$2.13	$0.55	$(0.84)	$5.29	$3.03	$(0.05)
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—	$—
From net realized gain	—	(0.33)	(3.46)	(1.17)	(0.56)	(0.82)
Total distributions declared to shareholders	$—	$(0.33)	$(3.46)	$(1.17)	$(0.56)	$(0.82)
Net asset value, end of period (x)	$17.72	$15.59	$15.37	$19.67	$15.55	$13.08
Total return (%) (r)(s)(t)(x)	13.66(n)	3.77	(7.58)	34.89	23.42	0.17
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.60(a)	1.62	1.63	1.61	1.65	1.64
Expenses after expense reductions	1.49(a)	1.49	1.49	1.49	1.49	1.49
Net investment income (loss)	(0.66)(a)	(0.24)	(0.73)	(0.67)	(0.33)	(0.14)
Portfolio turnover	23(n)	64	55	71	61	60
Net assets at end of period (000 omitted)	$662	$478	$467	$550	$408	$428
See Notes to Financial Statements
14

Financial Highlights – continued
Class C	Six months ended	Year ended
	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$15.58	$15.36	$19.66	$15.54	$13.07	$13.95
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.05)	$(0.04)	$(0.14)	$(0.12)	$(0.05)	$(0.01)
Net realized and unrealized gain (loss)	2.19	0.59	(0.70)	5.41	3.08	(0.05)(g)
Total from investment operations	$2.14	$0.55	$(0.84)	$5.29	$3.03	$(0.06)
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—	$(0.00)(w)
From net realized gain	—	(0.33)	(3.46)	(1.17)	(0.56)	(0.82)
Total distributions declared to shareholders	$—	$(0.33)	$(3.46)	$(1.17)	$(0.56)	$(0.82)
Net asset value, end of period (x)	$17.72	$15.58	$15.36	$19.66	$15.54	$13.07
Total return (%) (r)(s)(t)(x)	13.74(n)	3.77	(7.58)	34.91	23.44	0.13
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.60(a)	1.62	1.63	1.60	1.65	1.65
Expenses after expense reductions	1.49(a)	1.49	1.49	1.49	1.49	1.49
Net investment income (loss)	(0.65)(a)	(0.26)	(0.74)	(0.67)	(0.33)	(0.11)
Portfolio turnover	23(n)	64	55	71	61	60
Net assets at end of period (000 omitted)	$1,275	$1,056	$874	$859	$613	$525
See Notes to Financial Statements
15

Financial Highlights – continued
Class I	Six months ended	Year ended
	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$16.39	$16.00	$20.21	$15.87	$13.31	$14.17
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.11	$0.05	$0.06	$0.10	$0.13
Net realized and unrealized gain (loss)	2.31	0.63	(0.75)	5.54	3.14	(0.05)(g)
Total from investment operations	$2.34	$0.74	$(0.70)	$5.60	$3.24	$0.08
Less distributions declared to shareholders
From net investment income	$—	$(0.02)	$(0.05)	$(0.09)	$(0.12)	$(0.12)
From net realized gain	—	(0.33)	(3.46)	(1.17)	(0.56)	(0.82)
Total distributions declared to shareholders	$—	$(0.35)	$(3.51)	$(1.26)	$(0.68)	$(0.94)
Net asset value, end of period (x)	$18.73	$16.39	$16.00	$20.21	$15.87	$13.31
Total return (%) (r)(s)(t)(x)	14.28(n)	4.81	(6.66)	36.23	24.71	1.18
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.60(a)	0.62	0.64	0.60	0.65	0.64
Expenses after expense reductions	0.49(a)	0.49	0.49	0.49	0.49	0.49
Net investment income (loss)	0.33(a)	0.76	0.27	0.33	0.68	0.98
Portfolio turnover	23(n)	64	55	71	61	60
Net assets at end of period (000 omitted)	$55,750	$54,445	$53,045	$4,866	$2,366	$1,560
See Notes to Financial Statements
16

Financial Highlights – continued
Class R1	Six months ended	Year ended
	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$15.58	$15.36	$19.66	$15.54	$13.08	$13.95
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.05)	$(0.03)	$(0.13)	$(0.12)	$(0.05)	$(0.02)
Net realized and unrealized gain (loss)	2.19	0.58	(0.71)	5.41	3.07	(0.03)(g)
Total from investment operations	$2.14	$0.55	$(0.84)	$5.29	$3.02	$(0.05)
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—	$—
From net realized gain	—	(0.33)	(3.46)	(1.17)	(0.56)	(0.82)
Total distributions declared to shareholders	$—	$(0.33)	$(3.46)	$(1.17)	$(0.56)	$(0.82)
Net asset value, end of period (x)	$17.72	$15.58	$15.36	$19.66	$15.54	$13.08
Total return (%) (r)(s)(t)(x)	13.74(n)	3.77	(7.58)	34.91	23.34	0.18
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.60(a)	1.62	1.63	1.60	1.64	1.64
Expenses after expense reductions	1.49(a)	1.49	1.49	1.49	1.49	1.49
Net investment income (loss)	(0.66)(a)	(0.23)	(0.70)	(0.67)	(0.33)	(0.16)
Portfolio turnover	23(n)	64	55	71	61	60
Net assets at end of period (000 omitted)	$1,076	$918	$495	$320	$87	$170
See Notes to Financial Statements
17

Financial Highlights – continued
Class R2	Six months ended	Year ended
	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$16.23	$15.91	$20.15	$15.84	$13.29	$14.10
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)	$0.04	$(0.04)	$(0.03)	$0.03	$0.04
Net realized and unrealized gain (loss)	2.28	0.61	(0.74)	5.52	3.13	(0.03)(g)
Total from investment operations	$2.27	$0.65	$(0.78)	$5.49	$3.16	$0.01
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$(0.01)	$(0.05)	$—
From net realized gain	—	(0.33)	(3.46)	(1.17)	(0.56)	(0.82)
Total distributions declared to shareholders	$—	$(0.33)	$(3.46)	$(1.18)	$(0.61)	$(0.82)
Net asset value, end of period (x)	$18.50	$16.23	$15.91	$20.15	$15.84	$13.29
Total return (%) (r)(s)(t)(x)	13.99(n)	4.28	(7.07)	35.52	24.10	0.61
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.10(a)	1.12	1.13	1.11	1.16	1.14
Expenses after expense reductions	0.99(a)	0.99	0.99	0.99	0.99	0.99
Net investment income (loss)	(0.15)(a)	0.25	(0.23)	(0.17)	0.17	0.29
Portfolio turnover	23(n)	64	55	71	61	60
Net assets at end of period (000 omitted)	$303	$253	$200	$182	$266	$106
See Notes to Financial Statements
18

Financial Highlights – continued
Class R3	Six months ended	Year ended
	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$16.33	$15.97	$20.17	$15.85	$13.30	$14.14
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01	$0.08	$0.00	$0.02	$0.06	$0.08
Net realized and unrealized gain (loss)	2.30	0.61	(0.74)	5.52	3.14	(0.03)(g)
Total from investment operations	$2.31	$0.69	$(0.74)	$5.54	$3.20	$0.05
Less distributions declared to shareholders
From net investment income	$—	$(0.00)(w)	$—	$(0.05)	$(0.09)	$(0.07)
From net realized gain	—	(0.33)	(3.46)	(1.17)	(0.56)	(0.82)
Total distributions declared to shareholders	$—	$(0.33)	$(3.46)	$(1.22)	$(0.65)	$(0.89)
Net asset value, end of period (x)	$18.64	$16.33	$15.97	$20.17	$15.85	$13.30
Total return (%) (r)(s)(t)(x)	14.15(n)	4.52	(6.85)	35.85	24.35	0.98
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.85(a)	0.87	0.88	0.85	0.90	0.89
Expenses after expense reductions	0.74(a)	0.74	0.74	0.74	0.74	0.74
Net investment income (loss)	0.09(a)	0.51	0.02	0.08	0.42	0.59
Portfolio turnover	23(n)	64	55	71	61	60
Net assets at end of period (000 omitted)	$169	$147	$122	$130	$90	$72
See Notes to Financial Statements
19

Financial Highlights – continued
Class R4	Six months ended	Year ended
	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$16.42	$16.03	$20.23	$15.87	$13.32	$14.17
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.11	$0.05	$0.06	$0.10	$0.12
Net realized and unrealized gain (loss)	2.31	0.63	(0.75)	5.56	3.13	(0.04)(g)
Total from investment operations	$2.34	$0.74	$(0.70)	$5.62	$3.23	$0.08
Less distributions declared to shareholders
From net investment income	$—	$(0.02)	$(0.04)	$(0.09)	$(0.12)	$(0.11)
From net realized gain	—	(0.33)	(3.46)	(1.17)	(0.56)	(0.82)
Total distributions declared to shareholders	$—	$(0.35)	$(3.50)	$(1.26)	$(0.68)	$(0.93)
Net asset value, end of period (x)	$18.76	$16.42	$16.03	$20.23	$15.87	$13.32
Total return (%) (r)(s)(t)(x)	14.25(n)	4.80	(6.64)	36.34	24.60	1.18
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.60(a)	0.62	0.63	0.60	0.65	0.64
Expenses after expense reductions	0.49(a)	0.49	0.49	0.49	0.49	0.49
Net investment income (loss)	0.35(a)	0.76	0.27	0.33	0.67	0.84
Portfolio turnover	23(n)	64	55	71	61	60
Net assets at end of period (000 omitted)	$139	$122	$116	$124	$91	$73
See Notes to Financial Statements
20

Financial Highlights – continued
Class R6	Six months ended	Year ended
	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$16.43	$16.03	$20.23	$15.89	$13.32	$14.18
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.13	$0.07	$0.08	$0.11	$0.13
Net realized and unrealized gain (loss)	2.31	0.62	(0.75)	5.53	3.16	(0.05)(g)
Total from investment operations	$2.35	$0.75	$(0.68)	$5.61	$3.27	$0.08
Less distributions declared to shareholders
From net investment income	$—	$(0.02)	$(0.06)	$(0.10)	$(0.14)	$(0.12)
From net realized gain	—	(0.33)	(3.46)	(1.17)	(0.56)	(0.82)
Total distributions declared to shareholders	$—	$(0.35)	$(3.52)	$(1.27)	$(0.70)	$(0.94)
Net asset value, end of period (x)	$18.78	$16.43	$16.03	$20.23	$15.89	$13.32
Total return (%) (r)(s)(t)(x)	14.30(n)	4.91	(6.57)	36.29	24.86	1.22
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.53(a)	0.54	0.54	0.52	0.55	0.55
Expenses after expense reductions	0.42(a)	0.42	0.40	0.40	0.39	0.40
Net investment income (loss)	0.40(a)	0.82	0.36	0.42	0.77	0.93
Portfolio turnover	23(n)	64	55	71	61	60
Net assets at end of period (000 omitted)	$171,512	$168,286	$158,585	$185,568	$145,833	$126,840

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
21

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Blended Research Growth Equity Fund (the fund) is a non-diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a
22

Notes to Financial Statements (unaudited) - continued
third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant
23

Notes to Financial Statements (unaudited) - continued
unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$262,788,983	$—	$—	$262,788,983
Mutual Funds	1,296,529	—	—	1,296,529
Total	$264,085,512	$—	$—	$264,085,512
For further information regarding security characteristics, see the Portfolio of Investments.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order
24

Notes to Financial Statements (unaudited) - continued
to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 5/31/23
Ordinary income (including any short-term capital gains)	$745,942
Long-term capital gains	4,715,998
Total distributions	$5,461,940
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 11/30/23
Cost of investments	$151,876,502
Gross appreciation	119,109,541
Gross depreciation	(6,900,531)
Net unrealized appreciation (depreciation)	$112,209,010
As of 5/31/23
Undistributed ordinary income	1,767,564
Capital loss carryforwards	(8,717,573)
Net unrealized appreciation (depreciation)	83,093,530
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of May 31, 2023, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(8,717,573)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class.  Dividends are declared separately for each class.  Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to
25

Notes to Financial Statements (unaudited) - continued
Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 11/30/23	Year ended 5/31/23
Class A	$—	$338,546
Class B	—	9,542
Class C	—	17,332
Class I	—	1,217,939
Class R1	—	18,068
Class R2	—	4,676
Class R3	—	2,831
Class R4	—	2,480
Class R6	—	3,850,526
Total	$—	$5,461,940
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.40%
In excess of $1 billion and up to $2.5 billion	0.375%
In excess of $2.5 billion	0.35%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until September 30, 2024. For the six months ended November 30, 2023, this management fee reduction amounted to $16,355, which is included in the reduction of total expenses in the Statement of Operations.
The management fee incurred for the six months ended November 30, 2023 was equivalent to an annual effective rate of 0.39% of the fund's average daily net assets.
For the period from June 1, 2023 through July 31, 2023, the investment adviser had agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses did not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
0.74%	1.49%	1.49%	0.49%	1.49%	0.99%	0.74%	0.49%	0.45%
26

Notes to Financial Statements (unaudited) - continued
This written agreement terminated on July 31, 2023. For the period from June 1, 2023, through July 31, 2023, this reduction amounted to $40,627, which is included in the reduction of total expenses in the Statement of Operations.
Effective August 1, 2023, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
0.74%	1.49%	1.49%	0.49%	1.49%	0.99%	0.74%	0.49%	0.43%
This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until September 30, 2024. For the period from August 1, 2023 through November 30, 2023, this reduction amounted to $81,595 which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $6,748 for the six months ended November 30, 2023, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes.  One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 32,962
Class B	0.75%	0.25%	1.00%	1.00%	3,181
Class C	0.75%	0.25%	1.00%	1.00%	6,121
Class R1	0.75%	0.25%	1.00%	1.00%	5,038
Class R2	0.25%	0.25%	0.50%	0.50%	696
Class R3	—	0.25%	0.25%	0.25%	198
Total Distribution and Service Fees					$48,196
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2023 based on each class's average daily net assets. MFD has
27

Notes to Financial Statements (unaudited) - continued
voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. There were no service fee rebates for the six months ended November 30, 2023.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase.  All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2023, were as follows:
Amount
Class A	$138
Class B	—
Class C	184
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended November 30, 2023, the fee was $6,132, which equated to 0.0047% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended November 30, 2023, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $34,875.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended November 30, 2023 was equivalent to an annual effective rate of 0.0183% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
At November 30, 2023, MFS held approximately 81% of the outstanding shares of Class R3 and 100% of the outstanding shares of Class R4.
28

Notes to Financial Statements (unaudited) - continued
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended November 30, 2023, this reimbursement amounted to $2,283, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended November 30, 2023, purchases and sales of investments, other than short-term obligations, aggregated $58,987,609 and $73,813,768, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 11/30/23		Year ended 5/31/23
	Shares	Amount	Shares	Amount
Shares sold
Class A	700,229	$12,239,029	529,892	$7,946,781
Class B	19,419	325,586	4,107	62,366
Class C	13,689	229,139	21,513	312,361
Class I	538,120	9,641,284	1,411,693	20,837,569
Class R1	1,970	33,689	26,115	386,804
Class R2	818	14,309	2,938	43,879
Class R3	73	1,284	1,153	16,635
Class R6	596,607	10,471,843	2,814,295	41,250,454
	1,870,925	$32,956,163	4,811,706	$70,856,849
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	23,021	$337,951
Class B	—	—	675	9,542
Class C	—	—	1,219	17,222
Class I	—	—	82,345	1,217,884
Class R1	—	—	1,279	18,068
Class R2	—	—	319	4,676
Class R3	—	—	192	2,831
Class R4	—	—	168	2,480
Class R6	—	—	259,820	3,850,526
	—	$—	369,038	$5,461,180
29

Notes to Financial Statements (unaudited) - continued
	Six months ended 11/30/23		Year ended 5/31/23
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(133,026)	$(2,320,893)	(300,344)	$(4,492,034)
Class B	(12,743)	(209,360)	(4,487)	(64,034)
Class C	(9,499)	(162,894)	(11,835)	(168,932)
Class I	(883,443)	(15,509,644)	(1,487,006)	(22,812,158)
Class R1	(164)	(2,764)	(701)	(9,963)
Class R2	(10)	(179)	(217)	(3,682)
Class R3	(2)	(40)	(4)	(58)
Class R6	(1,708,072)	(30,187,347)	(2,721,736)	(40,418,527)
	(2,746,959)	$(48,393,121)	(4,526,330)	$(67,969,388)
Net change
Class A	567,203	$9,918,136	252,569	$3,792,698
Class B	6,676	116,226	295	7,874
Class C	4,190	66,245	10,897	160,651
Class I	(345,323)	(5,868,360)	7,032	(756,705)
Class R1	1,806	30,925	26,693	394,909
Class R2	808	14,130	3,040	44,873
Class R3	71	1,244	1,341	19,408
Class R4	—	—	168	2,480
Class R6	(1,111,465)	(19,715,504)	352,379	4,682,453
	(876,034)	$(15,436,958)	654,414	$8,348,641
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Lifetime 2040 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2025 Fund, and the MFS Lifetime 2060 Fund were the owners of record of approximately 13%, 9%, 9%, 9%, 8%, 6%, 4%, 3%, and 3%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2065 Fund was the owner of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs.
30

Notes to Financial Statements (unaudited) - continued
Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended November 30, 2023, the fund’s commitment fee and interest expense were $613 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$298,134	$31,791,671	$30,793,700	$395	$29	$1,296,529

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$56,992	$—
31

Board Review of Investment Advisory Agreement
MFS Blended Research Growth Equity Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2023 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2022 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about
32

Board Review of Investment Advisory Agreement - continued
MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2022, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 3rd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 3rd quintile for the one-year period and the 2nd quintile for the three-year period ended December 31, 2022 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate
33

Board Review of Investment Advisory Agreement - continued
and total expense ratio were each lower than the Broadridge expense group median. The Trustees also noted that MFS has agreed to further reduce the expense limitation for Class R6 shares of the Fund effective August 1, 2023, which may not be changed without the Trustees approval.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
34

Board Review of Investment Advisory Agreement - continued
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2023.
35

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
36

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
November 30, 2023
MFS®  Emerging Markets
Equity Fund
FEM-SEM

MFS® Emerging Markets
Equity Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
Portfolio structure
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	8.7%
Samsung Electronics Co. Ltd.	6.2%
Tencent Holdings Ltd.	5.6%
Alibaba Group Holding Ltd., ADR	3.0%
HDFC Bank Ltd.	2.0%
Tata Consultancy Services Ltd.	1.8%
Hon Hai Precision Industry Co. Ltd.	1.7%
Kotak Mahindra Bank Ltd.	1.7%
Infosys Ltd.	1.6%
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	1.6%
GICS equity sectors (g)
Information Technology	23.1%
Financials	22.8%
Communication Services	11.8%
Consumer Discretionary	11.5%
Consumer Staples	9.8%
Energy	6.3%
Materials	4.8%
Industrials	3.3%
Real Estate	2.5%
Health Care	1.2%
Utilities	0.8%
Issuer country weightings (x)
China	28.2%
South Korea	14.7%
India	12.7%
Taiwan	11.9%
Brazil	8.1%
Mexico	3.0%
Hong Kong	2.9%
Indonesia	2.8%
United Arab Emirates	2.3%
Other Countries	13.4%
Currency exposure weightings (y)
Hong Kong Dollar	21.8%
South Korean Won	14.7%
Indian Rupee	12.4%
Taiwan Dollar	11.9%
Brazilian Real	8.1%
Chinese Renminbi	7.9%
United States Dollar	5.7%
Euro	3.5%
Mexican Peso	3.0%
Other Currencies	11.0%

1

Portfolio Composition - continued
(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States (included in Other Countries) includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio's net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of November 30, 2023.
The portfolio is actively managed and current holdings may be different.
2

Expense Table
Fund expenses borne by the shareholders during the period,
June 1, 2023 through November 30, 2023
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2023 through November 30, 2023.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
3

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/23	Ending Account value 11/30/23	Expenses Paid During Period (p) 6/01/23–11/30/23
A	Actual	1.31%	$1,000.00	$1,035.05	$6.66
	Hypothetical (h)	1.31%	$1,000.00	$1,018.45	$6.61
B	Actual	2.06%	$1,000.00	$1,031.46	$10.46
	Hypothetical (h)	2.06%	$1,000.00	$1,014.70	$10.38
C	Actual	2.06%	$1,000.00	$1,031.15	$10.46
	Hypothetical (h)	2.06%	$1,000.00	$1,014.70	$10.38
I	Actual	1.06%	$1,000.00	$1,036.75	$5.40
	Hypothetical (h)	1.06%	$1,000.00	$1,019.70	$5.35
R1	Actual	2.06%	$1,000.00	$1,031.47	$10.46
	Hypothetical (h)	2.06%	$1,000.00	$1,014.70	$10.38
R2	Actual	1.56%	$1,000.00	$1,034.04	$7.93
	Hypothetical (h)	1.56%	$1,000.00	$1,017.20	$7.87
R3	Actual	1.31%	$1,000.00	$1,035.42	$6.67
	Hypothetical (h)	1.31%	$1,000.00	$1,018.45	$6.61
R4	Actual	1.06%	$1,000.00	$1,036.58	$5.40
	Hypothetical (h)	1.06%	$1,000.00	$1,019.70	$5.35
R6	Actual	0.91%	$1,000.00	$1,037.37	$4.64
	Hypothetical (h)	0.91%	$1,000.00	$1,020.45	$4.60
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
4

Portfolio of Investments
11/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.9%
Alcoholic Beverages – 4.1%
Ambev S.A., ADR	29,472,954	$80,755,893
China Resources Beer Holdings Co. Ltd.	9,540,000	42,990,027
Kweichow Moutai Co. Ltd., “A”	447,309	112,377,691
Wuliangye Yibin Co. Ltd., “A”	2,617,118	54,739,675
		$290,863,286
Automotive – 2.3%
BYD Co. Ltd.	1,988,000	$53,445,649
Hero MotoCorp Ltd.	686,501	31,438,587
Mahindra & Mahindra Ltd.	4,062,764	80,274,833
		$165,159,069
Biotechnology – 0.9%
Hugel, Inc. (a)	551,631	$65,161,853
Brokerage & Asset Managers – 1.0%
B3 S.A. - Brasil Bolsa Balcao	26,917,000	$72,733,130
Moscow Exchange MICEX-RTS PJSC (a)(u)	65,313,565	0
		$72,733,130
Business Services – 4.7%
Infosys Ltd.	6,506,033	$113,524,741
Kingsoft Cloud Holdings, ADR (a)(l)	2,915,464	12,740,578
Tata Consultancy Services Ltd.	2,973,872	124,369,944
Tech Mahindra Ltd.	5,482,420	80,266,935
		$330,902,198
Chemicals – 1.4%
UPL Ltd.	13,996,269	$95,774,215
Computer Software – 0.6%
Kingsoft Corp.	12,065,000	$38,613,931
Computer Software - Systems – 7.9%
Hon Hai Precision Industry Co. Ltd.	36,447,000	$118,417,750
Samsung Electronics Co. Ltd.	7,741,168	436,815,122
		$555,232,872
Conglomerates – 0.7%
LG Corp.	772,994	$50,388,556
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 4.0%
Anhui Conch Cement Co. Ltd.	15,929,000	$37,277,037
Gree Electric Appliances, Inc., “A”	16,395,839	75,760,829
Midea Group Co. Ltd., “A”	7,390,432	53,550,551
Techtronic Industries Co. Ltd.	8,067,500	81,900,932
Zhejiang Supor Co. Ltd., “A”	4,745,252	34,776,377
		$283,265,726
Consumer Products – 0.4%
AmorePacific Corp.	241,146	$24,167,870
Electronics – 8.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	33,278,695	$614,654,514
Energy - Independent – 0.6%
Reliance Industries Ltd.	1,527,399	$43,544,207
Energy - Integrated – 4.6%
China Petroleum & Chemical Corp.	152,200,000	$78,328,063
Galp Energia SGPS S.A., “B”	6,600,880	98,112,014
LUKOIL PJSC (a)(u)	1,176,212	0
Petroleo Brasileiro S.A., ADR	6,944,665	106,045,034
Petroleo Brasileiro S.A., ADR	3,070,469	44,675,324
		$327,160,435
Engineering - Construction – 0.8%
Doosan Bobcat, Inc.	1,542,820	$54,530,552
Food & Beverages – 3.8%
Gruma S.A.B. de C.V.	3,860,278	$71,540,218
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	29,660,752	113,345,509
Orion Corp.	561,884	51,260,510
Tingyi (Cayman Islands) Holding Corp.	23,230,000	29,233,406
		$265,379,643
Food & Drug Stores – 0.3%
BIM Birlesik Magazalar A.S.	1,842,576	$19,653,974
Forest & Paper Products – 0.7%
Suzano S.A. (a)	4,794,600	$52,387,438
Insurance – 6.2%
AIA Group Ltd.	7,961,600	$68,696,867
DB Insurance Co. Ltd.	777,949	50,470,357
Discovery Ltd.	5,961,971	42,075,758
Hyundai Marine & Fire Insurance Co. Ltd.	1,757,961	42,513,183
Ping An Insurance Co. of China Ltd., “H”	24,462,500	112,740,517
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – continued
Prudential PLC	1,555,365	$16,945,605
Samsung Fire & Marine Insurance Co. Ltd.	511,441	103,069,147
		$436,511,434
Internet – 8.5%
Baidu, Inc., ADR (a)	174,376	$20,691,456
MakeMyTrip Ltd. (a)	620,950	26,222,718
NAVER Corp.	389,641	62,818,531
NetEase, Inc., ADR	847,624	96,188,372
Tencent Holdings Ltd.	9,398,300	393,435,677
		$599,356,754
Machinery & Tools – 1.6%
Delta Electronics, Inc.	10,879,000	$110,217,782
Major Banks – 4.0%
Banco Bradesco S.A., ADR (a)	25,510,106	$84,948,653
Bandhan Bank Ltd.	16,339,490	44,300,187
Erste Group Bank AG	2,479,277	100,148,547
Nedbank Group Ltd.	4,683,998	53,123,202
		$282,520,589
Medical & Health Technology & Services – 0.0%
Burning Rock Biotech Ltd., ADR (a)	3,412,368	$2,832,607
Metals & Mining – 2.0%
Industries Qatar Q.P.S.C.	4,744,489	$16,288,413
PT United Tractors Tbk	53,213,900	75,137,615
Vale S.A., ADR	3,479,050	52,185,750
		$143,611,778
Natural Gas - Distribution – 0.8%
China Resources Gas Group Ltd.	18,420,300	$57,774,935
Network & Telecom – 0.3%
GDS Holdings Ltd., “A” (a)	4,734,800	$6,158,459
GDS Holdings Ltd., ADR (a)(l)	1,488,542	15,257,555
		$21,416,014
Other Banks & Diversified Financials – 12.0%
Bangkok Bank Public Co. Ltd.	10,238,000	$43,655,746
Bank Negara Indonesia PT	162,061,400	55,117,594
China Construction Bank Corp.	188,286,490	108,951,767
China Merchants Bank Co Ltd. “A”	9,282,100	37,475,166
Credicorp Ltd.	887,204	111,370,718
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
Emirates NBD PJSC	13,525,245	$64,817,174
Grupo Financiero Banorte S.A. de C.V.	2,424,321	22,543,805
HDFC Bank Ltd.	7,572,156	141,539,105
KB Financial Group, Inc.	1,669,924	67,824,685
Kotak Mahindra Bank Ltd.	5,625,396	118,415,366
Sberbank of Russia PJSC (u)	50,760,059	0
SK Square Co. Ltd. (a)	738,628	29,198,177
Tisco Financial Group PCL	17,660,800	48,824,186
		$849,733,489
Pharmaceuticals – 0.3%
Genomma Lab Internacional S.A., “B” (l)	24,550,410	$19,902,109
Precious Metals & Minerals – 1.0%
Gold Fields Ltd., ADR	3,019,272	$46,164,669
Polymetal International PLC (a)	6,292,661	25,799,910
		$71,964,579
Real Estate – 2.1%
Emaar Properties PJSC	45,676,120	$94,398,102
ESR Group Ltd.	15,511,000	19,936,559
Hang Lung Properties Ltd.	26,565,000	35,504,794
		$149,839,455
Restaurants – 1.4%
Yum China Holdings, Inc.	2,333,792	$100,773,139
Specialty Chemicals – 0.4%
Saudi Basic Industries Corp.	1,477,931	$31,201,422
Specialty Stores – 6.7%
Alibaba Group Holding Ltd. (a)	22,580,348	$210,300,503
JD.com, Inc., “A”	1,806,709	24,679,100
JD.com, Inc., ADR	113,403	3,110,644
Lojas Renner S.A.	15,881,277	52,818,745
Multiplan Empreendimentos Imobiliarios S.A.	4,401,539	24,314,634
Vipshop Holdings Ltd., ADR (a)	3,870,702	62,047,353
Walmart de Mexico S.A.B. de C.V.	24,028,486	94,199,246
		$471,470,225
Telecommunications - Wireless – 2.4%
Advanced Info Service Public Co. Ltd.	6,474,700	$40,124,642
Etihad Etisalat Co.	5,042,101	62,093,847
PT Telekom Indonesia	285,166,700	69,131,321
		$171,349,810
8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telephone Services – 0.7%
Hellenic Telecommunications Organization S.A.	3,445,394	$50,516,719
Total Common Stocks (Identified Cost, $6,964,010,723)		$6,920,566,309
Investment Companies (h) – 2.0%
Money Market Funds – 2.0%
MFS Institutional Money Market Portfolio, 5.46% (v) (Identified Cost, $141,337,545)	141,328,506	$141,342,639
Collateral for Securities Loaned – 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.37% (j) (Identified Cost, $11,240,679)	11,240,679	$11,240,679

Other Assets, Less Liabilities – (0.1)%		(6,226,449)
Net Assets – 100.0%		$7,066,923,178

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $141,342,639 and $6,931,806,988, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PCL	Public Company Limited
See Notes to Financial Statements
9

Financial Statements
Statement of Assets and Liabilities
At 11/30/23 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value, including $11,184,520 of securities on loan (identified cost, $6,975,251,402)	$6,931,806,988
Investments in affiliated issuers, at value (identified cost, $141,337,545)	141,342,639
Cash	1,396,968
Foreign currency, at value (identified cost, $1,211,604)	1,207,755
Receivables for
Fund shares sold	10,523,464
Interest and dividends	15,748,930
Other assets	35,154
Total assets	$7,102,061,898
Liabilities
Payables for
Investments purchased	$14,017,419
Fund shares reacquired	555,986
Collateral for securities loaned, at value (c)	11,240,679
Payable to affiliates
Investment adviser	130,263
Administrative services fee	3,380
Shareholder servicing costs	75,222
Distribution and service fees	2,491
Deferred foreign capital gains tax expense payable	6,823,337
Accrued expenses and other liabilities	2,289,943
Total liabilities	$35,138,720
Net assets	$7,066,923,178
Net assets consist of
Paid-in capital	$7,774,131,553
Total distributable earnings (loss)	(707,208,375)
Net assets	$7,066,923,178
Shares of beneficial interest outstanding	221,760,109

(c)	Non-cash collateral is not included.
10

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$159,823,987	5,305,624	$30.12
Class B	544,086	19,757	27.54
Class C	3,182,217	118,697	26.81
Class I	95,851,612	3,007,060	31.88
Class R1	470,672	17,952	26.22
Class R2	2,179,509	79,731	27.34
Class R3	1,458,033	48,429	30.11
Class R4	4,494,213	149,597	30.04
Class R6	6,798,918,849	213,013,262	31.92

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $31.96 [100 / 94.25 x $30.12]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
11

Financial Statements
Statement of Operations
Six months ended 11/30/23 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$129,799,218
Dividends from affiliated issuers	3,186,398
Other	379,516
Income on securities loaned	115,809
Interest	2,630
Foreign taxes withheld	(15,359,795)
Total investment income	$118,123,776
Expenses
Management fee	$31,660,460
Distribution and service fees	233,864
Shareholder servicing costs	267,149
Administrative services fee	309,281
Independent Trustees' compensation	57,673
Custodian fee	1,425,391
Shareholder communications	41,185
Audit and tax fees	63,305
Legal fees	17,083
Miscellaneous	235,162
Total expenses	$34,310,553
Reduction of expenses by investment adviser and distributor	(1,544,591)
Net expenses	$32,765,962
Net investment income (loss)	$85,357,814
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $3,227,492 foreign capital gains tax)	$(35,101,739)
Affiliated issuers	(8,835,556)
Foreign currency	(1,123,609)
Net realized gain (loss)	$(45,060,904)
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $1,276,663 decrease in deferred foreign capital gains tax)	$186,406,296
Affiliated issuers	29,377,735
Translation of assets and liabilities in foreign currencies	3,719
Net unrealized gain (loss)	$215,787,750
Net realized and unrealized gain (loss)	$170,726,846
Change in net assets from operations	$256,084,660
See Notes to Financial Statements
12

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	11/30/23 (unaudited)	5/31/23
Change in net assets
From operations
Net investment income (loss)	$85,357,814	$166,653,217
Net realized gain (loss)	(45,060,904)	(336,935,435)
Net unrealized gain (loss)	215,787,750	(49,061,418)
Change in net assets from operations	$256,084,660	$(219,343,636)
Total distributions to shareholders	$—	$(84,500,407)
Change in net assets from fund share transactions	$(94,014,573)	$406,972,932
Total change in net assets	$162,070,087	$103,128,889
Net assets
At beginning of period	6,904,853,091	6,801,724,202
At end of period	$7,066,923,178	$6,904,853,091
See Notes to Financial Statements
13

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$29.10	$30.53	$41.38	$28.13	$31.63	$34.99
Income (loss) from investment operations
Net investment income (loss) (d)	$0.31	$0.62	$0.49	$0.33	$0.58	$0.24
Net realized and unrealized gain (loss)	0.71	(1.77)	(10.64)	13.12	(3.50)	(3.46)
Total from investment operations	$1.02	$(1.15)	$(10.15)	$13.45	$(2.92)	$(3.22)
Less distributions declared to shareholders
From net investment income	$—	$(0.28)	$(0.70)	$(0.20)	$(0.58)	$(0.14)
Net asset value, end of period (x)	$30.12	$29.10	$30.53	$41.38	$28.13	$31.63
Total return (%) (r)(s)(t)(x)	3.51(n)	(3.75)	(24.78)	47.89	(9.55)	(9.19)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.35(a)	1.38	1.35	1.34	1.39	1.44
Expenses after expense reductions	1.31(a)	1.31	1.31	1.31	1.30	1.42
Net investment income (loss)	2.02(a)	2.18	1.38	0.89	1.82	0.72
Portfolio turnover	12(n)	36	38	37	32	27
Net assets at end of period (000 omitted)	$159,824	$157,909	$168,750	$204,557	$118,726	$120,862
See Notes to Financial Statements
14

Financial Highlights – continued
Class B	Six months ended	Year ended
	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$26.70	$27.95	$37.84	$25.78	$29.01	$32.18
Income (loss) from investment operations
Net investment income (loss) (d)	$0.19	$0.36	$0.20	$0.05	$0.35	$(0.01)
Net realized and unrealized gain (loss)	0.65	(1.61)	(9.73)	12.01	(3.26)	(3.16)
Total from investment operations	$0.84	$(1.25)	$(9.53)	$12.06	$(2.91)	$(3.17)
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.36)	$—	$(0.32)	$—
Net asset value, end of period (x)	$27.54	$26.70	$27.95	$37.84	$25.78	$29.01
Total return (%) (r)(s)(t)(x)	3.15(n)	(4.47)	(25.33)	46.78	(10.24)	(9.85)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	2.10(a)	2.13	2.09	2.09	2.13	2.19
Expenses after expense reductions	2.06(a)	2.06	2.06	2.06	2.06	2.17
Net investment income (loss)	1.39(a)	1.40	0.59	0.16	1.19	(0.04)
Portfolio turnover	12(n)	36	38	37	32	27
Net assets at end of period (000 omitted)	$544	$673	$1,166	$2,396	$2,393	$3,672

Class C	Six months ended	Year ended
	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$26.00	$27.23	$36.91	$25.15	$28.33	$31.42
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18	$0.35	$0.20	$0.06	$0.33	$(0.01)
Net realized and unrealized gain (loss)	0.63	(1.56)	(9.49)	11.70	(3.17)	(3.08)
Total from investment operations	$0.81	$(1.21)	$(9.29)	$11.76	$(2.84)	$(3.09)
Less distributions declared to shareholders
From net investment income	$—	$(0.02)	$(0.39)	$—	$(0.34)	$—
Net asset value, end of period (x)	$26.81	$26.00	$27.23	$36.91	$25.15	$28.33
Total return (%) (r)(s)(t)(x)	3.12(n)	(4.45)	(25.33)	46.76	(10.23)	(9.83)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	2.10(a)	2.13	2.09	2.09	2.13	2.19
Expenses after expense reductions	2.06(a)	2.06	2.06	2.06	2.06	2.17
Net investment income (loss)	1.35(a)	1.39	0.62	0.18	1.16	(0.04)
Portfolio turnover	12(n)	36	38	37	32	27
Net assets at end of period (000 omitted)	$3,182	$3,702	$5,427	$10,467	$10,082	$14,116
See Notes to Financial Statements
15

Financial Highlights – continued
Class I	Six months ended	Year ended
	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$30.75	$32.24	$43.63	$29.64	$33.29	$36.85
Income (loss) from investment operations
Net investment income (loss) (d)	$0.36	$0.74	$0.60	$0.43	$0.66	$0.32
Net realized and unrealized gain (loss)	0.77	(1.88)	(11.21)	13.84	(3.65)	(3.63)
Total from investment operations	$1.13	$(1.14)	$(10.61)	$14.27	$(2.99)	$(3.31)
Less distributions declared to shareholders
From net investment income	$—	$(0.35)	$(0.78)	$(0.28)	$(0.66)	$(0.25)
Net asset value, end of period (x)	$31.88	$30.75	$32.24	$43.63	$29.64	$33.29
Total return (%) (r)(s)(t)(x)	3.67(n)	(3.51)	(24.59)	48.24	(9.32)	(8.96)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.10(a)	1.13	1.09	1.09	1.15	1.20
Expenses after expense reductions	1.06(a)	1.06	1.06	1.06	1.06	1.17
Net investment income (loss)	2.28(a)	2.44	1.59	1.11	1.98	0.92
Portfolio turnover	12(n)	36	38	37	32	27
Net assets at end of period (000 omitted)	$95,852	$95,629	$93,329	$168,061	$94,350	$69,443

Class R1	Six months ended	Year ended
	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$25.42	$26.70	$36.41	$24.80	$27.97	$31.17
Income (loss) from investment operations
Net investment income (loss) (d)	$0.30	$0.35	$0.16	$0.05	$0.30	$(0.05)
Net realized and unrealized gain (loss)	0.50(g)	(1.54)	(9.30)	11.56	(3.09)	(3.04)
Total from investment operations	$0.80	$(1.19)	$(9.14)	$11.61	$(2.79)	$(3.09)
Less distributions declared to shareholders
From net investment income	$—	$(0.09)	$(0.57)	$—	$(0.38)	$(0.11)
Net asset value, end of period (x)	$26.22	$25.42	$26.70	$36.41	$24.80	$27.97
Total return (%) (r)(s)(t)(x)	3.15(n)	(4.47)	(25.33)	46.81	(10.22)	(9.89)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	2.11(a)	2.13	2.10	2.09	2.14	2.19
Expenses after expense reductions	2.06(a)	2.06	2.06	2.06	2.06	2.17
Net investment income (loss)	2.25(a)	1.42	0.53	0.16	1.08	(0.18)
Portfolio turnover	12(n)	36	38	37	32	27
Net assets at end of period (000 omitted)	$471	$1,296	$1,414	$725	$1,742	$1,844
See Notes to Financial Statements
16

Financial Highlights – continued
Class R2	Six months ended	Year ended
	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$26.44	$27.77	$37.68	$25.64	$28.87	$31.96
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23	$0.50	$0.36	$0.22	$0.49	$0.14
Net realized and unrealized gain (loss)	0.67	(1.61)	(9.68)	11.94	(3.22)	(3.15)
Total from investment operations	$0.90	$(1.11)	$(9.32)	$12.16	$(2.73)	$(3.01)
Less distributions declared to shareholders
From net investment income	$—	$(0.22)	$(0.59)	$(0.12)	$(0.50)	$(0.08)
Net asset value, end of period (x)	$27.34	$26.44	$27.77	$37.68	$25.64	$28.87
Total return (%) (r)(s)(t)(x)	3.40(n)	(3.99)	(24.96)	47.47	(9.76)	(9.42)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.60(a)	1.63	1.59	1.59	1.63	1.69
Expenses after expense reductions	1.56(a)	1.56	1.56	1.56	1.56	1.67
Net investment income (loss)	1.72(a)	1.92	1.11	0.67	1.68	0.48
Portfolio turnover	12(n)	36	38	37	32	27
Net assets at end of period (000 omitted)	$2,180	$2,028	$2,427	$4,227	$3,431	$4,614

Class R3	Six months ended	Year ended
	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$29.08	$30.51	$41.17	$27.95	$31.47	$34.84
Income (loss) from investment operations
Net investment income (loss) (d)	$0.29	$0.63	$0.56	$0.41	$0.51	$0.21
Net realized and unrealized gain (loss)	0.74	(1.78)	(10.69)	12.96	(3.41)	(3.42)
Total from investment operations	$1.03	$(1.15)	$(10.13)	$13.37	$(2.90)	$(3.21)
Less distributions declared to shareholders
From net investment income	$—	$(0.28)	$(0.53)	$(0.15)	$(0.62)	$(0.16)
Net asset value, end of period (x)	$30.11	$29.08	$30.51	$41.17	$27.95	$31.47
Total return (%) (r)(s)(t)(x)	3.54(n)	(3.75)	(24.78)	47.89	(9.55)	(9.19)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.35(a)	1.38	1.34	1.34	1.39	1.44
Expenses after expense reductions	1.31(a)	1.31	1.31	1.31	1.31	1.42
Net investment income (loss)	1.96(a)	2.20	1.52	1.13	1.64	0.66
Portfolio turnover	12(n)	36	38	37	32	27
Net assets at end of period (000 omitted)	$1,458	$1,286	$1,406	$5,103	$6,246	$2,405
See Notes to Financial Statements
17

Financial Highlights – continued
Class R4	Six months ended	Year ended
	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$28.98	$30.43	$41.24	$28.03	$31.47	$34.85
Income (loss) from investment operations
Net investment income (loss) (d)	$0.34	$0.70	$0.60	$0.43	$0.81	$0.30
Net realized and unrealized gain (loss)	0.72	(1.78)	(10.62)	13.06	(3.63)	(3.43)
Total from investment operations	$1.06	$(1.08)	$(10.02)	$13.49	$(2.82)	$(3.13)
Less distributions declared to shareholders
From net investment income	$—	$(0.37)	$(0.79)	$(0.28)	$(0.62)	$(0.25)
Net asset value, end of period (x)	$30.04	$28.98	$30.43	$41.24	$28.03	$31.47
Total return (%) (r)(s)(t)(x)	3.66(n)	(3.53)	(24.57)	48.20	(9.31)	(8.97)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.10(a)	1.13	1.10	1.09	1.13	1.19
Expenses after expense reductions	1.06(a)	1.06	1.06	1.06	1.06	1.17
Net investment income (loss)	2.23(a)	2.46	1.70	1.20	2.54	0.93
Portfolio turnover	12(n)	36	38	37	32	27
Net assets at end of period (000 omitted)	$4,494	$4,138	$3,264	$3,037	$2,673	$6,917

Class R6	Six months ended	Year ended
	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$30.77	$32.26	$43.67	$29.66	$33.30	$36.86
Income (loss) from investment operations
Net investment income (loss) (d)	$0.39	$0.79	$0.66	$0.47	$0.70	$0.37
Net realized and unrealized gain (loss)	0.76	(1.88)	(11.24)	13.86	(3.64)	(3.65)
Total from investment operations	$1.15	$(1.09)	$(10.58)	$14.33	$(2.94)	$(3.28)
Less distributions declared to shareholders
From net investment income	$—	$(0.40)	$(0.83)	$(0.32)	$(0.70)	$(0.28)
Net asset value, end of period (x)	$31.92	$30.77	$32.26	$43.67	$29.66	$33.30
Total return (%) (r)(s)(t)(x)	3.74(n)	(3.34)	(24.49)	48.43	(9.21)	(8.86)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.95(a)	0.97	0.95	0.98	1.03	1.06
Expenses after expense reductions	0.91(a)	0.90	0.92	0.95	0.95	1.04
Net investment income (loss)	2.42(a)	2.62	1.76	1.20	2.10	1.07
Portfolio turnover	12(n)	36	38	37	32	27
Net assets at end of period (000 omitted)	$6,798,919	$6,638,192	$6,524,541	$7,034,144	$3,336,889	$1,817,161

See Notes to Financial Statements
18

Financial Highlights – continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
19

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Emerging Markets Equity Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, and economic instability than developed markets.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the
20

Notes to Financial Statements (unaudited) - continued
Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
21

Notes to Financial Statements (unaudited) - continued
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
China	$1,989,596,573	$—	$—	$1,989,596,573
South Korea	1,038,218,543	—	—	1,038,218,543
India	899,670,838	—	—	899,670,838
Taiwan	843,290,046	—	—	843,290,046
Brazil	570,864,601	—	—	570,864,601
Mexico	208,185,378	—	—	208,185,378
Hong Kong	206,039,152	—	—	206,039,152
Indonesia	199,386,530	—	—	199,386,530
United Arab Emirates	159,215,276	—	—	159,215,276
Other Countries	717,150,544	88,948,828	0	806,099,372
Mutual Funds	152,583,318	—	—	152,583,318
Total	$6,984,200,799	$88,948,828	$0	$7,073,149,627
For further information regarding security characteristics, see the Portfolio of Investments.  At November 30, 2023, the fund held three level 3 securities valued at $0, which were also held and valued at $0 at May 31, 2023.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by
22

Notes to Financial Statements (unaudited) - continued
cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $11,184,520. The fair value of the fund's investment securities on loan and a related liability of $11,240,679 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. Additionally, these loans were collateralized by U.S. Treasury Obligations of $886,002 held by the lending agent. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
23

Notes to Financial Statements (unaudited) - continued
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies and wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 5/31/23
Ordinary income (including any short-term capital gains)	$84,500,407
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 11/30/23
Cost of investments	$7,310,205,096
Gross appreciation	1,153,989,905
Gross depreciation	(1,391,045,374)
Net unrealized appreciation (depreciation)	$(237,055,469)
As of 5/31/23
Undistributed ordinary income	97,874,717
Capital loss carryforwards	(600,894,870)
Other temporary differences	(8,710,044)
Net unrealized appreciation (depreciation)	(451,562,838)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
24

Notes to Financial Statements (unaudited) - continued
As of May 31, 2023, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(121,464,022)
Long-Term	(479,430,848)
Total	$(600,894,870)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class.  Dividends are declared separately for each class.  Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 11/30/23	Year ended 5/31/23
Class A	$—	$1,488,810
Class C	—	2,881
Class I	—	1,014,675
Class R1	—	4,210
Class R2	—	18,291
Class R3	—	11,900
Class R4	—	51,534
Class R6	—	81,908,106
Total	$—	$84,500,407
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $500 million	1.05%
In excess of $500 million and up to $1 billion	0.95%
In excess of $1 billion and up to $4 billion	0.90%
In excess of $4 billion and up to $10 billion	0.85%
In excess of $10 billion	0.80%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until September 30, 2024. For the six months ended November 30, 2023, this management fee reduction amounted to $449,230,
25

Notes to Financial Statements (unaudited) - continued
which is included in the reduction of total expenses in the Statement of Operations.
The management fee incurred for the six months ended November 30, 2023 was equivalent to an annual effective rate of 0.88% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6
1.31%	2.06%	2.06%	1.06%	2.06%	1.56%	1.31%	1.06%	0.95%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2024. For the six months ended November 30, 2023, this reduction amounted to $1,095,344, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $15,037 for the six months ended November 30, 2023, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes.  One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 202,312
Class B	0.75%	0.25%	1.00%	1.00%	3,107
Class C	0.75%	0.25%	1.00%	1.00%	17,705
Class R1	0.75%	0.25%	1.00%	1.00%	3,644
Class R2	0.25%	0.25%	0.50%	0.50%	5,350
Class R3	—	0.25%	0.25%	0.25%	1,746
Total Distribution and Service Fees					$233,864
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2023 based on each class's average daily net assets. MFD has
26

Notes to Financial Statements (unaudited) - continued
voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended November 30, 2023, this rebate amounted to $17 for Class A shares and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase.  All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2023, were as follows:
Amount
Class A	$2,217
Class B	52
Class C	623
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended November 30, 2023, the fee was $39,306, which equated to 0.0011% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended November 30, 2023, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $227,843.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended November 30, 2023 was equivalent to an annual effective rate of 0.0087% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
27

Notes to Financial Statements (unaudited) - continued
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended November 30, 2023, this reimbursement amounted to $377,894, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended November 30, 2023, purchases and sales of investments, other than short-term obligations, aggregated $818,144,273 and $860,581,406, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 11/30/23		Year ended 5/31/23
	Shares	Amount	Shares	Amount
Shares sold
Class A	330,782	$9,968,890	1,116,192	$31,586,724
Class B	—	—	47	1,236
Class C	5,345	143,624	17,092	443,639
Class I	402,887	12,840,409	1,596,262	48,699,126
Class R1	1,627	43,096	6,926	174,653
Class R2	16,459	460,389	13,923	362,690
Class R3	5,968	179,666	9,392	267,227
Class R4	18,592	553,802	88,076	2,424,825
Class R6	5,173,124	163,865,501	34,564,768	1,031,265,983
	5,954,784	$188,055,377	37,412,678	$1,115,226,103
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	51,966	$1,467,510
Class C	—	—	107	2,710
Class I	—	—	31,705	945,138
Class R1	—	—	170	4,210
Class R2	—	—	704	18,096
Class R3	—	—	422	11,900
Class R4	—	—	1,834	51,534
Class R6	—	—	2,747,172	81,893,191
	—	$—	2,834,080	$84,394,289
28

Notes to Financial Statements (unaudited) - continued
	Six months ended 11/30/23		Year ended 5/31/23
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(451,724)	$(13,600,812)	(1,269,057)	$(35,587,500)
Class B	(5,459)	(149,881)	(16,562)	(425,997)
Class C	(29,075)	(778,816)	(74,066)	(1,867,043)
Class I	(505,394)	(16,180,031)	(1,412,925)	(41,605,263)
Class R1	(34,648)	(937,028)	(9,102)	(220,402)
Class R2	(13,446)	(369,586)	(25,307)	(662,203)
Class R3	(1,760)	(53,714)	(11,677)	(332,283)
Class R4	(11,758)	(349,710)	(54,401)	(1,536,328)
Class R6	(7,890,476)	(249,650,372)	(23,799,936)	(710,410,441)
	(8,943,740)	$(282,069,950)	(26,673,033)	$(792,647,460)
Net change
Class A	(120,942)	$(3,631,922)	(100,899)	$(2,533,266)
Class B	(5,459)	(149,881)	(16,515)	(424,761)
Class C	(23,730)	(635,192)	(56,867)	(1,420,694)
Class I	(102,507)	(3,339,622)	215,042	8,039,001
Class R1	(33,021)	(893,932)	(2,006)	(41,539)
Class R2	3,013	90,803	(10,680)	(281,417)
Class R3	4,208	125,952	(1,863)	(53,156)
Class R4	6,834	204,092	35,509	940,031
Class R6	(2,717,352)	(85,784,871)	13,512,004	402,748,733
	(2,988,956)	$(94,014,573)	13,573,725	$406,972,932
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund, the MFS Growth Allocation Fund, and the MFS Aggresive Growth Allocation Fund were the owners of record of approximately 89%, 2%, and 1% of the value of outstanding voting shares of the fund, respectively. In addition, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, the MFS Lifetime 2065 Fund, and the MFS Moderate Allocation Fund were each the owners of record of less than 1% of the value of the outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
29

Notes to Financial Statements (unaudited) - continued
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended November 30, 2023, the fund’s commitment fee and interest expense were $17,458 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
Hugel, Inc. *	$52,217,688	$—	$7,580,597	$(8,835,843)	$29,360,605	$—
MFS Institutional Money Market Portfolio	$102,816,830	488,221,564	$449,713,172	$287	$17,130	$141,342,639
	$155,034,518	$488,221,564	$457,293,769	$(8,835,556)	$29,377,735	$141,342,639

Affiliated Issuers	Dividend Income	Capital Gain Distributions
Hugel, Inc. *	$—	$—
MFS Institutional Money Market Portfolio	3,186,398	—
	$3,186,398	$—

*	Held at period end. No longer considered an affiliated issuer.
(8) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints
30

Notes to Financial Statements (unaudited) - continued
or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Management continues to monitor these events and to evaluate the related impacts on fund performance.
31

Board Review of Investment Advisory Agreement
 MFS Emerging Markets Equity Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2023 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2022 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about
32

Board Review of Investment Advisory Agreement - continued
MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2022, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 5th quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 2nd quintile for the one-year period and the 5th quintile for the three-year period ended December 31, 2022 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
The Trustees expressed continued concern to MFS about the substandard investment performance of the Fund. In addition to considering the performance information provided in connection with the contract review meetings, the Trustees noted that, in light of the Fund’s substandard relative performance at the time of their contract review meetings in 2022, they had met at each of their regular meetings since then with MFS’ senior investment management personnel to discuss the Fund’s performance and MFS’ efforts to improve the Fund’s performance. The Trustees further noted that the Fund’s five-year performance as compared to its Broadridge performance universe improved for the period ended December 31, 2022, as compared to the prior year. Taking this information into account, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, as to MFS’ efforts to improve the Fund’s performance, including noting that almost all Russia positions were written down to zero and reaffirming that the Fund management maintains its long-term view with respect to the quality and governance
33

Board Review of Investment Advisory Agreement - continued
of the companies in which the Fund invests.  In addition, the Trustees requested that they receive a separate update on the Fund’s performance at each of their regular meetings. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that MFS’ responses and efforts and plans to improve investment performance were sufficient to support approval of the continuance of the investment advisory agreement for an additional one-year period, but that they would continue to closely monitor the performance of the Fund.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was lower than the Broadridge expense group median and the Fund’s total expense ratio was approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $500 million, $1 billion, $4 billion and $10 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
34

Board Review of Investment Advisory Agreement - continued
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2023.
35

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
36

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
November 30, 2023
MFS®  International Growth Fund
FGF-SEM

MFS® International Growth Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
Portfolio structure
Top ten holdings
SAP SE	4.9%
Nestle S.A.	4.0%
Roche Holding AG	3.8%
Hitachi Ltd.	3.7%
Schneider Electric SE	3.6%
Linde PLC	3.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.3%
LVMH Moet Hennessy Louis Vuitton SE	3.2%
AIA Group Ltd.	2.2%
Amadeus IT Group S.A.	2.2%
GICS equity sectors (g)
Industrials	16.9%
Information Technology	15.3%
Consumer Staples	13.9%
Health Care	13.2%
Materials	12.9%
Consumer Discretionary	10.8%
Financials	10.6%
Communication Services	2.8%
Energy	1.2%
Utilities	0.4%
Issuer country weightings (x)
France	16.9%
Switzerland	11.4%
Germany	11.1%
Japan	9.7%
United Kingdom	9.0%
Canada	5.7%
United States	5.3%
Netherlands	4.4%
Taiwan	4.3%
Other Countries	22.2%
Currency exposure weightings (y)
Euro	35.3%
Swiss Franc	11.4%
British Pound Sterling	10.0%
Japanese Yen	9.7%
United States Dollar	6.6%
Canadian Dollar	5.7%
Hong Kong Dollar	5.3%
Taiwan Dollar	4.3%
Indian Rupee	3.5%
Other Currencies	8.2%

1

Portfolio Composition - continued
(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio's net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of November 30, 2023.
The portfolio is actively managed and current holdings may be different.
2

Expense Table
Fund expenses borne by the shareholders during the period,
June 1, 2023 through November 30, 2023
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2023 through November 30, 2023.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
3

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/23	Ending Account Value 11/30/23	Expenses Paid During Period (p) 6/01/23-11/30/23
A	Actual	1.12%	$1,000.00	$1,008.24	$5.62
	Hypothetical (h)	1.12%	$1,000.00	$1,019.40	$5.65
B	Actual	1.88%	$1,000.00	$1,004.45	$9.42
	Hypothetical (h)	1.88%	$1,000.00	$1,015.60	$9.47
C	Actual	1.88%	$1,000.00	$1,004.33	$9.42
	Hypothetical (h)	1.88%	$1,000.00	$1,015.60	$9.47
I	Actual	0.87%	$1,000.00	$1,009.30	$4.37
	Hypothetical (h)	0.87%	$1,000.00	$1,020.65	$4.39
R1	Actual	1.87%	$1,000.00	$1,004.45	$9.37
	Hypothetical (h)	1.87%	$1,000.00	$1,015.65	$9.42
R2	Actual	1.38%	$1,000.00	$1,006.88	$6.92
	Hypothetical (h)	1.38%	$1,000.00	$1,018.10	$6.96
R3	Actual	1.12%	$1,000.00	$1,008.06	$5.62
	Hypothetical (h)	1.12%	$1,000.00	$1,019.40	$5.65
R4	Actual	0.87%	$1,000.00	$1,009.48	$4.37
	Hypothetical (h)	0.87%	$1,000.00	$1,020.65	$4.39
R6	Actual	0.75%	$1,000.00	$1,009.99	$3.77
	Hypothetical (h)	0.75%	$1,000.00	$1,021.25	$3.79
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
4

Portfolio of Investments
11/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.0%
Aerospace & Defense – 2.3%
Rolls-Royce Holdings PLC (a)	87,642,608	$297,412,017
Singapore Technologies Engineering Ltd.	17,171,300	47,623,177
		$345,035,194
Alcoholic Beverages – 5.6%
Diageo PLC	8,170,460	$285,049,270
Heineken N.V.	3,520,539	321,513,911
Pernod Ricard S.A.	1,426,042	246,108,838
		$852,672,019
Apparel Manufacturers – 4.5%
Burberry Group PLC	3,852,242	$71,173,815
Kering S.A.	281,631	120,690,898
LVMH Moet Hennessy Louis Vuitton SE	646,774	494,710,529
		$686,575,242
Brokerage & Asset Managers – 1.9%
Deutsche Boerse AG	970,628	$184,153,022
London Stock Exchange Group PLC	998,570	112,272,957
		$296,425,979
Business Services – 2.0%
Experian PLC	5,184,890	$190,020,536
Nomura Research Institute Ltd.	3,939,500	110,325,131
		$300,345,667
Chemicals – 0.6%
UPL Ltd.	12,826,766	$87,771,494
Computer Software – 7.3%
Dassault Systemes SE	3,872,049	$181,085,763
Kingsoft Corp.	13,232,200	42,349,545
Oracle Corp. Japan	1,254,600	96,764,812
SAP SE	4,755,657	753,082,340
Wisetech Global Ltd.	919,941	40,604,440
		$1,113,886,900
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 7.7%
Amadeus IT Group S.A.	4,883,652	$333,942,188
Cap Gemini S.A.	1,324,734	271,091,050
Hitachi Ltd.	8,241,300	571,710,310
		$1,176,743,548
Construction – 0.4%
Kingspan Group PLC	747,451	$59,230,139
Consumer Products – 3.5%
AmorePacific Corp.	1,085,031	$108,742,788
Haleon PLC	25,055,925	104,400,874
KOSE Corp.	309,600	21,853,258
Reckitt Benckiser Group PLC	4,330,171	295,088,227
		$530,085,147
Electrical Equipment – 4.0%
Mitsubishi Heavy Industries Ltd.	1,071,300	$59,743,076
Schneider Electric SE	3,032,041	556,509,781
		$616,252,857
Electronics – 4.7%
ASML Holding N.V.	234,436	$158,979,452
SK Hynix, Inc.	636,361	66,045,606
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5,147,231	500,877,049
		$725,902,107
Energy - Independent – 0.9%
Reliance Industries Ltd.	4,599,616	$131,129,216
Entertainment – 0.2%
Lottery Corp. Ltd.	9,606,999	$29,199,987
Food & Beverages – 4.0%
Nestle S.A.	5,365,319	$608,706,683
Food & Drug Stores – 0.5%
Ocado Group PLC (a)	1,979,695	$14,995,588
Sugi Holdings Co. Ltd.	1,343,600	58,126,604
		$73,122,192
Gaming & Lodging – 1.9%
Aristocrat Leisure Ltd.	3,770,982	$101,137,123
Flutter Entertainment PLC (a)	986,192	154,008,656
Sands China Ltd. (a)	13,566,000	33,275,455
		$288,421,234
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 2.7%
AIA Group Ltd.	39,527,400	$341,063,173
Ping An Insurance Co. of China Ltd., “H”	14,861,500	68,492,312
		$409,555,485
Internet – 2.3%
LY Corp.	30,636,300	$88,978,759
NAVER Corp.	606,568	97,791,841
Tencent Holdings Ltd.	3,881,100	162,472,277
		$349,242,877
Leisure & Toys – 0.5%
Prosus N.V.	2,243,122	$74,225,841
Machinery & Tools – 5.3%
Assa Abloy AB (l)	10,772,571	$275,572,866
Delta Electronics, Inc.	15,468,000	156,710,051
GEA Group AG	3,800,028	139,477,133
RB Global, Inc. (l)	3,692,813	234,721,339
		$806,481,389
Major Banks – 1.2%
DBS Group Holdings Ltd.	7,829,500	$185,772,841
Medical & Health Technology & Services – 0.3%
Alcon, Inc.	630,180	$47,438,010
Medical Equipment – 4.7%
EssilorLuxottica	1,660,203	$316,464,931
QIAGEN N.V. (a)	3,534,294	144,842,596
Sonova Holding AG	440,849	127,014,049
Terumo Corp.	4,078,600	129,791,143
		$718,112,719
Natural Gas - Distribution – 0.4%
China Resources Gas Group Ltd.	17,422,300	$54,644,726
Oil Services – 0.3%
Tenaris S.A.	2,970,236	$50,921,380
Other Banks & Diversified Financials – 4.8%
Credicorp Ltd.	945,483	$118,686,481
Element Fleet Management Corp.	8,813,636	141,984,659
Grupo Financiero Banorte S.A. de C.V.	17,185,597	159,809,182
HDFC Bank Ltd.	10,038,241	187,635,285
Kasikornbank Co. Ltd.	14,289,900	52,808,955
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
Kotak Mahindra Bank Ltd.	3,447,767	$72,575,973
		$733,500,535
Pharmaceuticals – 8.2%
Bayer AG	3,509,731	$119,805,990
Chugai Pharmaceutical Co. Ltd.	3,024,300	106,440,020
Hypera S.A.	7,027,386	48,228,909
Merck KGaA	869,580	151,588,108
Novartis AG	2,633,047	255,938,062
Roche Holding AG	2,132,339	574,784,311
		$1,256,785,400
Precious Metals & Minerals – 2.3%
Agnico Eagle Mines Ltd.	3,739,146	$200,741,948
Franco-Nevada Corp.	1,410,265	157,951,343
		$358,693,291
Railroad & Shipping – 0.9%
Canadian Pacific Kansas City Ltd.	1,955,753	$140,799,227
Restaurants – 1.0%
Sodexo	593,384	$63,556,442
Yum China Holdings, Inc.	1,583,461	68,373,846
Yum China Holdings, Inc.	675,850	28,569,594
		$160,499,882
Specialty Chemicals – 9.9%
Akzo Nobel N.V.	1,488,838	$114,187,544
L'Air Liquide S.A.	1,763,549	333,630,657
Linde PLC	1,230,330	509,073,644
Nitto Denko Corp.	2,084,900	147,866,744
Resonac Holdings Corp.	4,518,500	84,116,147
Sika AG	485,762	131,577,876
Symrise AG	1,749,043	196,475,694
		$1,516,928,306
Specialty Stores – 0.5%
Alibaba Group Holding Ltd. (a)	8,846,800	$82,394,057
Telecommunications - Wireless – 0.3%
Advanced Info Service Public Co. Ltd.	6,275,200	$38,888,312
8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Tobacco – 0.4%
ITC Ltd.	10,548,898	$55,126,550
Total Common Stocks (Identified Cost, $11,988,433,542)		$14,961,516,433
Investment Companies (h) – 1.5%
Money Market Funds – 1.5%
MFS Institutional Money Market Portfolio, 5.46% (v) (Identified Cost, $225,392,652)	225,395,290	$225,417,830
Collateral for Securities Loaned – 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.37% (j) (Identified Cost, $116,521,599)	116,521,599	$116,521,599

Other Assets, Less Liabilities – (0.2)%		(34,160,994)
Net Assets – 100.0%		$15,269,294,868

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $225,417,830 and $15,078,038,032, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See Notes to Financial Statements
9

Financial Statements
Statement of Assets and Liabilities
At 11/30/23 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value, including $111,394,934 of securities on loan (identified cost, $12,104,955,141)	$15,078,038,032
Investments in affiliated issuers, at value (identified cost, $225,392,652)	225,417,830
Foreign currency, at value (identified cost, $577,667)	573,946
Receivables for
Fund shares sold	61,155,752
Interest and dividends	50,187,015
Other assets	937
Total assets	$15,415,373,512
Liabilities
Payables for
Investments purchased	$455
Fund shares reacquired	16,043,968
Collateral for securities loaned, at value	116,521,599
Payable to affiliates
Investment adviser	552,556
Administrative services fee	3,380
Shareholder servicing costs	1,378,903
Distribution and service fees	15,753
Deferred foreign capital gains tax expense payable	8,392,951
Accrued expenses and other liabilities	3,169,079
Total liabilities	$146,078,644
Net assets	$15,269,294,868
Net assets consist of
Paid-in capital	$12,005,733,527
Total distributable earnings (loss)	3,263,561,341
Net assets	$15,269,294,868
Shares of beneficial interest outstanding	376,863,934
10

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$661,212,061	16,893,980	$39.14
Class B	930,691	25,787	36.09
Class C	25,606,799	735,402	34.82
Class I	3,720,211,530	83,569,761	44.52
Class R1	7,390,605	218,393	33.84
Class R2	29,687,201	845,103	35.13
Class R3	288,232,671	7,435,932	38.76
Class R4	141,535,738	3,592,312	39.40
Class R6	10,394,487,572	263,547,264	39.44

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $41.53 [100 / 94.25 x $39.14]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
11

Financial Statements
Statement of Operations
Six months ended 11/30/23 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$97,665,044
Tax reclaims	28,597,587
Dividends from affiliated issuers	6,342,880
Interest	1,687,671
Income on securities loaned	8,620
Other	6,082
Foreign taxes withheld	(9,455,614)
Total investment income	$124,852,270
Expenses
Management fee	$50,639,048
Distribution and service fees	1,420,349
Shareholder servicing costs	3,140,861
Administrative services fee	309,281
Independent Trustees' compensation	61,038
Custodian fee	767,665
Shareholder communications	166,177
Audit and tax fees	54,846
Legal fees	35,015
Tax reclaim recovery expense	4,494,557
Miscellaneous	381,476
Total expenses	$61,470,313
Reduction of expenses by investment adviser and distributor	(947,521)
Net expenses	$60,522,792
Net investment income (loss)	$64,329,478
12

Statement of Operations (unaudited) – continued
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $2,258,133 foreign capital gains tax)	$99,286,805
Affiliated issuers	64,928
Foreign currency	(311,667)
Net realized gain (loss)	$99,040,066
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $4,882,659 decrease in deferred foreign capital gains tax)	$(23,961,143)
Affiliated issuers	40,156
Translation of assets and liabilities in foreign currencies	1,218,627
Net unrealized gain (loss)	$(22,702,360)
Net realized and unrealized gain (loss)	$76,337,706
Change in net assets from operations	$140,667,184
See Notes to Financial Statements
13

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	11/30/23 (unaudited)	5/31/23
Change in net assets
From operations
Net investment income (loss)	$64,329,478	$157,775,756
Net realized gain (loss)	99,040,066	151,070,078
Net unrealized gain (loss)	(22,702,360)	528,963,478
Change in net assets from operations	$140,667,184	$837,809,312
Total distributions to shareholders	$—	$(356,010,679)
Change in net assets from fund share transactions	$547,187,662	$1,536,798,438
Total change in net assets	$687,854,846	$2,018,597,071
Net assets
At beginning of period	14,581,440,022	12,562,842,951
At end of period	$15,269,294,868	$14,581,440,022
See Notes to Financial Statements
14

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$38.82	$37.54	$45.69	$33.66	$32.76	$34.20
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.35	$0.21	$0.22	$0.23	$0.42
Net realized and unrealized gain (loss)	0.21	1.90	(5.48)	12.05	1.20	(0.73)
Total from investment operations	$0.32	$2.25	$(5.27)	$12.27	$1.43	$(0.31)
Less distributions declared to shareholders
From net investment income	$—	$(0.31)	$(0.32)	$(0.24)	$(0.35)	$(0.29)
From net realized gain	—	(0.66)	(2.56)	—	(0.18)	(0.84)
Total distributions declared to shareholders	$—	$(0.97)	$(2.88)	$(0.24)	$(0.53)	$(1.13)
Net asset value, end of period (x)	$39.14	$38.82	$37.54	$45.69	$33.66	$32.76
Total return (%) (r)(s)(t)(x)	0.82(n)	6.12	(12.34)	36.52	4.24	(0.64)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.14(a)	1.09	1.08	1.08	1.08	1.10
Expenses after expense reductions	1.12(a)	1.08	1.06	1.06	1.07	1.09
Net investment income (loss)	0.54(a)	0.94	0.49	0.53	0.66	1.28
Portfolio turnover	6(n)	17	12	23	17	17
Net assets at end of period (000 omitted)	$661,212	$626,068	$534,840	$650,731	$546,391	$402,964
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding tax reclaim recovery expenses	1.06(a)	N/A	N/A	N/A	N/A	N/A
See Notes to Financial Statements
15

Financial Highlights – continued
Class B	Six months ended	Year ended
	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$35.93	$34.77	$42.52	$31.38	$30.67	$32.01
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)	$0.00(w)	$(0.13)	$(0.09)	$(0.06)	$0.11
Net realized and unrealized gain (loss)	0.20	1.82	(5.06)	11.23	1.15	(0.61)
Total from investment operations	$0.16	$1.82	$(5.19)	$11.14	$1.09	$(0.50)
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$(0.20)	$—
From net realized gain	—	(0.66)	(2.56)	—	(0.18)	(0.84)
Total distributions declared to shareholders	$—	$(0.66)	$(2.56)	$—	$(0.38)	$(0.84)
Net asset value, end of period (x)	$36.09	$35.93	$34.77	$42.52	$31.38	$30.67
Total return (%) (r)(s)(t)(x)	0.45(n)	5.32	(12.99)	35.50	3.44	(1.36)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.89(a)	1.84	1.83	1.82	1.83	1.85
Expenses after expense reductions	1.88(a)	1.83	1.81	1.81	1.82	1.84
Net investment income (loss)	(0.20)(a)	0.00(w)	(0.33)	(0.24)	(0.18)	0.35
Portfolio turnover	6(n)	17	12	23	17	17
Net assets at end of period (000 omitted)	$931	$1,138	$1,559	$2,439	$2,922	$4,599
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding tax reclaim recovery expenses	1.81(a)	N/A	N/A	N/A	N/A	N/A
See Notes to Financial Statements
16

Financial Highlights – continued
Class C	Six months ended	Year ended
	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$34.67	$33.61	$41.19	$30.40	$29.76	$31.15
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)	$0.03	$(0.11)	$(0.08)	$(0.04)	$0.14
Net realized and unrealized gain (loss)	0.18	1.73	(4.91)	10.87	1.10	(0.64)
Total from investment operations	$0.15	$1.76	$(5.02)	$10.79	$1.06	$(0.50)
Less distributions declared to shareholders
From net investment income	$—	$(0.04)	$(0.00)(w)	$—	$(0.24)	$(0.05)
From net realized gain	—	(0.66)	(2.56)	—	(0.18)	(0.84)
Total distributions declared to shareholders	$—	$(0.70)	$(2.56)	$—	$(0.42)	$(0.89)
Net asset value, end of period (x)	$34.82	$34.67	$33.61	$41.19	$30.40	$29.76
Total return (%) (r)(s)(t)(x)	0.43(n)	5.33	(12.99)	35.49	3.46	(1.37)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.89(a)	1.84	1.83	1.82	1.83	1.85
Expenses after expense reductions	1.88(a)	1.83	1.81	1.81	1.82	1.84
Net investment income (loss)	(0.20)(a)	0.09	(0.29)	(0.21)	(0.14)	0.48
Portfolio turnover	6(n)	17	12	23	17	17
Net assets at end of period (000 omitted)	$25,607	$27,498	$30,292	$41,907	$39,530	$42,015
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding tax reclaim recovery expenses	1.81(a)	N/A	N/A	N/A	N/A	N/A
See Notes to Financial Statements
17

Financial Highlights – continued
Class I	Six months ended	Year ended
	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$44.10	$42.50	$51.32	$37.75	$36.61	$38.08
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18	$0.48	$0.37	$0.39	$0.34	$0.60
Net realized and unrealized gain (loss)	0.24	2.18	(6.20)	13.49	1.35	(0.86)
Total from investment operations	$0.42	$2.66	$(5.83)	$13.88	$1.69	$(0.26)
Less distributions declared to shareholders
From net investment income	$—	$(0.40)	$(0.43)	$(0.31)	$(0.37)	$(0.37)
From net realized gain	—	(0.66)	(2.56)	—	(0.18)	(0.84)
Total distributions declared to shareholders	$—	$(1.06)	$(2.99)	$(0.31)	$(0.55)	$(1.21)
Net asset value, end of period (x)	$44.52	$44.10	$42.50	$51.32	$37.75	$36.61
Total return (%) (r)(s)(t)(x)	0.95(n)	6.37	(12.10)	36.85	4.51	(0.41)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.89(a)	0.84	0.83	0.83	0.83	0.85
Expenses after expense reductions	0.87(a)	0.83	0.81	0.82	0.82	0.84
Net investment income (loss)	0.80(a)	1.14	0.77	0.84	0.89	1.63
Portfolio turnover	6(n)	17	12	23	17	17
Net assets at end of period (000 omitted)	$3,720,212	$3,576,683	$3,251,727	$3,722,298	$2,457,330	$1,974,109
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding tax reclaim recovery expenses	0.81(a)	N/A	N/A	N/A	N/A	N/A
See Notes to Financial Statements
18

Financial Highlights – continued
Class R1	Six months ended	Year ended
	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$33.69	$32.73	$40.23	$29.72	$29.12	$30.57
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)	$0.04	$(0.08)	$(0.06)	$(0.03)	$0.18
Net realized and unrealized gain (loss)	0.18	1.66	(4.81)	10.62	1.07	(0.68)
Total from investment operations	$0.15	$1.70	$(4.89)	$10.56	$1.04	$(0.50)
Less distributions declared to shareholders
From net investment income	$—	$(0.08)	$(0.05)	$(0.05)	$(0.26)	$(0.11)
From net realized gain	—	(0.66)	(2.56)	—	(0.18)	(0.84)
Total distributions declared to shareholders	$—	$(0.74)	$(2.61)	$(0.05)	$(0.44)	$(0.95)
Net asset value, end of period (x)	$33.84	$33.69	$32.73	$40.23	$29.72	$29.12
Total return (%) (r)(s)(t)(x)	0.45(n)	5.30	(12.99)	35.53	3.45	(1.39)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.89(a)	1.84	1.83	1.83	1.83	1.85
Expenses after expense reductions	1.87(a)	1.83	1.81	1.81	1.82	1.84
Net investment income (loss)	(0.20)(a)	0.13	(0.21)	(0.17)	(0.11)	0.61
Portfolio turnover	6(n)	17	12	23	17	17
Net assets at end of period (000 omitted)	$7,391	$7,182	$6,895	$7,424	$4,890	$4,266
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding tax reclaim recovery expenses	1.81(a)	N/A	N/A	N/A	N/A	N/A
See Notes to Financial Statements
19

Financial Highlights – continued
Class R2	Six months ended	Year ended
	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$34.89	$33.87	$41.51	$30.63	$29.92	$31.31
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.21	$0.10	$0.10	$0.15	$0.28
Net realized and unrealized gain (loss)	0.18	1.73	(4.96)	10.97	1.07	(0.64)
Total from investment operations	$0.24	$1.94	$(4.86)	$11.07	$1.22	$(0.36)
Less distributions declared to shareholders
From net investment income	$—	$(0.26)	$(0.22)	$(0.19)	$(0.33)	$(0.19)
From net realized gain	—	(0.66)	(2.56)	—	(0.18)	(0.84)
Total distributions declared to shareholders	$—	$(0.92)	$(2.78)	$(0.19)	$(0.51)	$(1.03)
Net asset value, end of period (x)	$35.13	$34.89	$33.87	$41.51	$30.63	$29.92
Total return (%) (r)(s)(t)(x)	0.69(n)	5.85	(12.55)	36.20	3.95	(0.89)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.39(a)	1.34	1.33	1.33	1.33	1.35
Expenses after expense reductions	1.38(a)	1.33	1.31	1.31	1.32	1.34
Net investment income (loss)	0.32(a)	0.62	0.26	0.28	0.48	0.92
Portfolio turnover	6(n)	17	12	23	17	17
Net assets at end of period (000 omitted)	$29,687	$37,317	$34,618	$40,886	$34,149	$18,890
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding tax reclaim recovery expenses	1.31(a)	N/A	N/A	N/A	N/A	N/A
See Notes to Financial Statements
20

Financial Highlights – continued
Class R3	Six months ended	Year ended
	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$38.45	$37.20	$45.30	$33.38	$32.51	$33.96
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.38	$0.21	$0.23	$0.23	$0.48
Net realized and unrealized gain (loss)	0.21	1.85	(5.43)	11.94	1.18	(0.79)
Total from investment operations	$0.31	$2.23	$(5.22)	$12.17	$1.41	$(0.31)
Less distributions declared to shareholders
From net investment income	$—	$(0.32)	$(0.32)	$(0.25)	$(0.36)	$(0.30)
From net realized gain	—	(0.66)	(2.56)	—	(0.18)	(0.84)
Total distributions declared to shareholders	$—	$(0.98)	$(2.88)	$(0.25)	$(0.54)	$(1.14)
Net asset value, end of period (x)	$38.76	$38.45	$37.20	$45.30	$33.38	$32.51
Total return (%) (r)(s)(t)(x)	0.81(n)	6.11	(12.33)	36.55	4.22	(0.63)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.14(a)	1.09	1.08	1.08	1.08	1.10
Expenses after expense reductions	1.12(a)	1.08	1.06	1.06	1.07	1.09
Net investment income (loss)	0.54(a)	1.03	0.49	0.58	0.69	1.47
Portfolio turnover	6(n)	17	12	23	17	17
Net assets at end of period (000 omitted)	$288,233	$269,664	$149,194	$182,926	$124,732	$59,575
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding tax reclaim recovery expenses	1.06(a)	N/A	N/A	N/A	N/A	N/A
See Notes to Financial Statements
21

Financial Highlights – continued
Class R4	Six months ended	Year ended
	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$39.03	$37.74	$45.91	$33.79	$32.83	$34.28
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.41	$0.33	$0.31	$0.31	$0.53
Net realized and unrealized gain (loss)	0.21	1.94	(5.51)	12.12	1.20	(0.76)
Total from investment operations	$0.37	$2.35	$(5.18)	$12.43	$1.51	$(0.23)
Less distributions declared to shareholders
From net investment income	$—	$(0.40)	$(0.43)	$(0.31)	$(0.37)	$(0.38)
From net realized gain	—	(0.66)	(2.56)	—	(0.18)	(0.84)
Total distributions declared to shareholders	$—	$(1.06)	$(2.99)	$(0.31)	$(0.55)	$(1.22)
Net asset value, end of period (x)	$39.40	$39.03	$37.74	$45.91	$33.79	$32.83
Total return (%) (r)(s)(t)(x)	0.95(n)	6.38	(12.11)	36.87	4.48	(0.40)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.88(a)	0.84	0.83	0.83	0.83	0.85
Expenses after expense reductions	0.87(a)	0.83	0.81	0.81	0.82	0.84
Net investment income (loss)	0.83(a)	1.12	0.76	0.77	0.91	1.60
Portfolio turnover	6(n)	17	12	23	17	17
Net assets at end of period (000 omitted)	$141,536	$237,042	$224,116	$273,949	$262,925	$209,454
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding tax reclaim recovery expenses	0.81(a)	N/A	N/A	N/A	N/A	N/A
See Notes to Financial Statements
22

Financial Highlights – continued
Class R6	Six months ended	Year ended
	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$39.05	$37.75	$45.93	$33.80	$32.81	$34.27
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18	$0.48	$0.38	$0.39	$0.34	$0.56
Net realized and unrealized gain (loss)	0.21	1.93	(5.51)	12.08	1.21	(0.78)
Total from investment operations	$0.39	$2.41	$(5.13)	$12.47	$1.55	$(0.22)
Less distributions declared to shareholders
From net investment income	$—	$(0.45)	$(0.49)	$(0.34)	$(0.38)	$(0.40)
From net realized gain	—	(0.66)	(2.56)	—	(0.18)	(0.84)
Total distributions declared to shareholders	$—	$(1.11)	$(3.05)	$(0.34)	$(0.56)	$(1.24)
Net asset value, end of period (x)	$39.44	$39.05	$37.75	$45.93	$33.80	$32.81
Total return (%) (r)(s)(t)(x)	1.00(n)	6.53	(12.01)	37.00	4.60	(0.34)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.76(a)	0.72	0.71	0.72	0.74	0.77
Expenses after expense reductions	0.75(a)	0.70	0.69	0.71	0.73	0.76
Net investment income (loss)	0.92(a)	1.30	0.89	0.96	1.00	1.69
Portfolio turnover	6(n)	17	12	23	17	17
Net assets at end of period (000 omitted)	$10,394,488	$9,798,848	$8,329,602	$9,597,724	$7,506,854	$6,016,478
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding tax reclaim recovery expenses	0.69(a)	N/A	N/A	N/A	N/A	N/A

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01 and total return or ratio was less than 0.01%, as applicable.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
23

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS International Growth Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, and economic instability than developed markets.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the
24

Notes to Financial Statements (unaudited) - continued
Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
25

Notes to Financial Statements (unaudited) - continued
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
France	$2,583,848,889	$—	$—	$2,583,848,889
Switzerland	1,745,458,991	—	—	1,745,458,991
Germany	1,689,424,883	—	—	1,689,424,883
Japan	1,475,716,004	—	—	1,475,716,004
United Kingdom	1,370,413,284	—	—	1,370,413,284
Canada	876,198,516	—	—	876,198,516
Netherlands	668,906,748	—	—	668,906,748
Taiwan	657,587,100	—	—	657,587,100
India	534,238,518	—	—	534,238,518
Other Countries	3,320,835,188	38,888,312	—	3,359,723,500
Mutual Funds	341,939,429	—	—	341,939,429
Total	$15,264,567,550	$38,888,312	$—	$15,303,455,862
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least
26

Notes to Financial Statements (unaudited) - continued
equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $111,394,934. The fair value of the fund's investment securities on loan and a related liability of $116,521,599 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
27

Notes to Financial Statements (unaudited) - continued
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of related judicial proceedings. These reclaims are recorded only when certainty exists as to the likelihood of receipt and the potential timing of payment. For the six months ended November 30, 2023, the fund recorded reclaims for previously withheld foreign taxes from France of $28,597,587 and related interest of $1,680,758, which are reflected as Tax reclaims and Interest income, respectively, in the Statement of Operations. Professional fees associated with recovering these foreign taxes amounted to $4,494,557 and are reflected as Tax reclaim recovery expense in the Statement of Operations.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, treating a portion of the proceeds from redemptions as a distribution for tax purposes, redemptions in-kind, and foreign taxes.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 5/31/23
Ordinary income (including any short-term capital gains)	$140,003,197
Long-term capital gains	216,007,482
Total distributions	$356,010,679
28

Notes to Financial Statements (unaudited) - continued
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 11/30/23
Cost of investments	$12,472,201,839
Gross appreciation	3,661,550,009
Gross depreciation	(830,295,986)
Net unrealized appreciation (depreciation)	$2,831,254,023
As of 5/31/23
Undistributed ordinary income	184,949,324
Undistributed long-term capital gain	95,334,197
Other temporary differences	(17,447,033)
Net unrealized appreciation (depreciation)	2,860,057,669
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class.  Dividends are declared separately for each class.  Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 11/30/23	Year ended 5/31/23
Class A	$—	$13,864,705
Class B	—	23,920
Class C	—	574,032
Class I	—	79,049,206
Class R1	—	151,707
Class R2	—	1,037,429
Class R3	—	4,166,824
Class R4	—	6,242,876
Class R6	—	250,899,980
Total	$—	$356,010,679
29

Notes to Financial Statements (unaudited) - continued
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2 billion	0.80%
In excess of $2 billion and up to $5 billion	0.70%
In excess of $5 billion and up to $10 billion	0.65%
In excess of $10 billion and up to $20 billion	0.62%
In excess of $20 billion	0.60%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until September 30, 2024. For the six months ended November 30, 2023, this management fee reduction amounted to $947,505, which is included in the reduction of total expenses in the Statement of Operations.
The management fee incurred for the six months ended November 30, 2023 was equivalent to an annual effective rate of 0.66% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $35,129 for the six months ended November 30, 2023, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes.  One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
30

Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 808,299
Class B	0.75%	0.25%	1.00%	1.00%	5,388
Class C	0.75%	0.25%	1.00%	1.00%	132,587
Class R1	0.75%	0.25%	1.00%	1.00%	36,761
Class R2	0.25%	0.25%	0.50%	0.50%	92,028
Class R3	—	0.25%	0.25%	0.25%	345,286
Total Distribution and Service Fees					$1,420,349
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2023 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended November 30, 2023, this rebate amounted to $10 and $6 for Class A and Class R2 shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase.  All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2023, were as follows:
Amount
Class A	$1,908
Class B	26
Class C	667
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended November 30, 2023, the fee was $80,212, which equated to 0.0011% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended November 30, 2023, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $3,060,649.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these
31

Notes to Financial Statements (unaudited) - continued
services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended November 30, 2023 was equivalent to an annual effective rate of 0.0041% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4) Portfolio Securities
For the six months ended November 30, 2023, purchases and sales of investments, other than short-term obligations, aggregated $1,493,283,482 and $874,436,980, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 11/30/23		Year ended 5/31/23
	Shares	Amount	Shares	Amount
Shares sold
Class A	2,247,244	$86,681,874	4,504,817	$166,583,891
Class B	1,369	48,815	496	17,215
Class C	40,911	1,437,009	97,601	3,242,887
Class I	11,091,088	489,165,420	32,566,074	1,354,125,285
Class R1	16,736	569,973	46,580	1,461,454
Class R2	217,920	7,631,308	417,278	13,556,114
Class R3	1,262,698	47,891,882	4,373,276	167,394,146
Class R4	780,766	30,981,492	2,851,626	106,448,088
Class R6	26,562,939	1,043,403,083	53,466,197	1,986,555,517
	42,221,671	$1,707,810,856	98,323,945	$3,799,384,597
32

Notes to Financial Statements (unaudited) - continued
	Six months ended 11/30/23		Year ended 5/31/23
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	266,869	$9,831,448
Class B	—	—	683	23,377
Class C	—	—	15,756	520,269
Class I	—	—	1,742,229	72,825,173
Class R1	—	—	4,728	151,707
Class R2	—	—	30,915	1,024,838
Class R3	—	—	114,191	4,166,824
Class R4	—	—	123,923	4,585,147
Class R6	—	—	6,396,422	236,603,642
	—	$—	8,695,716	$329,732,425
Shares reacquired
Class A	(1,479,691)	$(57,504,568)	(2,891,874)	$(106,033,271)
Class B	(7,258)	(259,197)	(14,325)	(483,478)
Class C	(98,675)	(3,424,991)	(221,462)	(7,201,560)
Class I	(8,622,698)	(378,584,398)	(29,723,143)	(1,219,905,266)
Class R1	(11,493)	(385,051)	(48,856)	(1,532,234)
Class R2	(442,395)	(15,222,701)	(400,770)	(13,374,756)
Class R3	(840,653)	(32,242,842)	(1,484,657)	(54,600,487)
Class R4	(3,261,122)	(131,833,604)	(2,841,076)	(105,190,267)
Class R6	(13,953,235)	(541,165,842)	(29,553,645)	(1,083,997,265)
	(28,717,220)	$(1,160,623,194)	(67,179,808)	$(2,592,318,584)
Net change
Class A	767,553	$29,177,306	1,879,812	$70,382,068
Class B	(5,889)	(210,382)	(13,146)	(442,886)
Class C	(57,764)	(1,987,982)	(108,105)	(3,438,404)
Class I	2,468,390	110,581,022	4,585,160	207,045,192
Class R1	5,243	184,922	2,452	80,927
Class R2	(224,475)	(7,591,393)	47,423	1,206,196
Class R3	422,045	15,649,040	3,002,810	116,960,483
Class R4	(2,480,356)	(100,852,112)	134,473	5,842,968
Class R6	12,609,704	502,237,241	30,308,974	1,139,161,894
	13,504,451	$547,187,662	39,839,853	$1,536,798,438
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund and the MFS Growth Allocation Fund were the owners of record of approximately 36% and 1%, respectively, of the value of outstanding voting shares of
33

Notes to Financial Statements (unaudited) - continued
the fund. In addition, the MFS Aggressive Growth Allocation Fund, the MFS Conservative Allocation Fund, the MFS Moderate Allocation Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, the MFS Lifetime 2065 Fund, and the MFS Lifetime Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended November 30, 2023, the fund’s commitment fee and interest expense were $36,310 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$219,808,998	$1,056,268,882	$1,050,765,134	$64,928	$40,156	$225,417,830

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$6,342,880	$—
34

Board Review of Investment Advisory Agreement
MFS International Growth Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2023 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2022 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about
35

Board Review of Investment Advisory Agreement - continued
MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2022, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 1st quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 1st quintile for the one-year period and the 1st quintile for the three-year period ended December 31, 2022 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was lower than the Broadridge expense group median and the Fund’s total expense ratio was approximately at the Broadridge expense group median.
36

Board Review of Investment Advisory Agreement - continued
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion, $2 billion, $5 billion, $10 billion and $20 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The
37

Board Review of Investment Advisory Agreement - continued
Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2023.
38

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
39

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
November 30, 2023
MFS®  International Intrinsic Value Fund
FGI-SEM

MFS® International Intrinsic Value Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
Portfolio structure
Top ten holdings
Schneider Electric SE	3.4%
TotalEnergies SE	3.0%
Cadence Design Systems, Inc.	2.9%
Legrand S.A.	2.6%
Samsung Electronics Co. Ltd.	2.6%
Franco-Nevada Corp.	2.5%
Deutsche Boerse AG	2.2%
AIB Group PLC	2.1%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.0%
UBS Group AG	1.9%
GICS equity industries (g)
Industrials	19.8%
Information Technology	18.8%
Financials	17.5%
Consumer Staples	11.9%
Materials	11.4%
Energy	6.9%
Health Care	5.9%
Consumer Discretionary	3.4%
Real Estate	1.3%
Issuer country weightings (x)
France	16.3%
Japan	14.9%
United Kingdom	13.1%
United States	11.2%
Germany	10.2%
Switzerland	9.0%
Ireland	4.4%
Canada	4.3%
Spain	3.0%
Other Countries	13.6%
Currency exposure weightings (y)
Euro	36.5%
Japanese Yen	14.9%
United States Dollar	12.7%
British Pound Sterling	11.6%
Swiss Franc	9.0%
Canadian Dollar	4.3%
South Korean Won	2.6%
Taiwan Dollar	2.0%
Australian Dollar	1.7%
Other Currencies	4.7%

1

Portfolio Composition - continued
(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio's net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of November 30, 2023.
The portfolio is actively managed and current holdings may be different.
2

Expense Table
Fund expenses borne by the shareholders during the period,
June 1, 2023 through November 30, 2023
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2023 through November 30, 2023.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
3

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/23	Ending Account Value 11/30/23	Expenses Paid During Period (p) 6/01/23-11/30/23
A	Actual	1.09%	$1,000.00	$1,039.76	$5.56
	Hypothetical (h)	1.09%	$1,000.00	$1,019.55	$5.50
B	Actual	1.84%	$1,000.00	$1,035.86	$9.36
	Hypothetical (h)	1.84%	$1,000.00	$1,015.80	$9.27
C	Actual	1.84%	$1,000.00	$1,036.03	$9.37
	Hypothetical (h)	1.84%	$1,000.00	$1,015.80	$9.27
I	Actual	0.83%	$1,000.00	$1,041.00	$4.24
	Hypothetical (h)	0.83%	$1,000.00	$1,020.85	$4.19
R1	Actual	1.84%	$1,000.00	$1,036.13	$9.37
	Hypothetical (h)	1.84%	$1,000.00	$1,015.80	$9.27
R2	Actual	1.33%	$1,000.00	$1,038.35	$6.78
	Hypothetical (h)	1.33%	$1,000.00	$1,018.35	$6.71
R3	Actual	1.09%	$1,000.00	$1,039.66	$5.56
	Hypothetical (h)	1.09%	$1,000.00	$1,019.55	$5.50
R4	Actual	0.83%	$1,000.00	$1,041.13	$4.24
	Hypothetical (h)	0.83%	$1,000.00	$1,020.85	$4.19
R6	Actual	0.72%	$1,000.00	$1,041.55	$3.67
	Hypothetical (h)	0.72%	$1,000.00	$1,021.40	$3.64
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
4

Portfolio of Investments
11/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 96.9%
Airlines – 1.0%
Ryanair Holdings PLC, ADR (a)	1,786,508	$211,200,976
Alcoholic Beverages – 3.6%
Diageo PLC	10,456,980	$364,820,893
Pernod Ricard S.A.	2,230,419	384,929,636
		$749,750,529
Apparel Manufacturers – 1.7%
Adidas AG	820,271	$171,555,162
Compagnie Financiere Richemont S.A.	792,118	98,777,305
LVMH Moet Hennessy Louis Vuitton SE	119,153	91,138,858
		$361,471,325
Automotive – 0.6%
Knorr-Bremse AG	2,045,657	$128,035,178
Brokerage & Asset Managers – 3.1%
Deutsche Boerse AG	2,400,341	$455,406,241
Euronext N.V.	2,403,295	199,338,277
		$654,744,518
Business Services – 4.0%
Experian PLC	7,382,552	$270,562,440
Intertek Group PLC	3,733,679	187,836,185
Nomura Research Institute Ltd.	6,349,854	177,826,749
SGS S.A.	2,361,394	200,355,800
		$836,581,174
Chemicals – 0.9%
Givaudan S.A.	51,866	$193,794,167
Computer Software – 6.5%
ANSYS, Inc. (a)	457,735	$134,281,140
Cadence Design Systems, Inc. (a)	2,251,679	615,316,320
Dassault Systemes SE	3,465,391	162,067,415
NICE Systems Ltd., ADR (a)(l)	337,429	64,027,153
SAP SE	2,365,349	374,564,978
		$1,350,257,006
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 5.0%
Amadeus IT Group S.A.	3,990,335	$272,857,526
Cap Gemini S.A.	1,196,549	244,859,515
Samsung Electronics Co. Ltd.	9,456,193	533,589,776
		$1,051,306,817
Construction – 1.5%
CRH PLC	4,862,210	$305,103,678
Consumer Products – 5.6%
Beiersdorf AG	1,492,682	$209,109,850
Haleon PLC	82,055,291	341,900,930
KOSE Corp.	470,700	33,224,575
L’Oréal S.A.	359,574	168,711,458
Lion Corp.	6,167,500	53,829,388
ROHTO Pharmaceutical Co. Ltd.	11,541,200	240,538,972
Svenska Cellulosa Aktiebolaget	7,751,914	115,017,831
		$1,162,333,004
Electrical Equipment – 7.8%
Legrand S.A.	5,616,024	$540,515,451
Mitsubishi Electric Corp.	20,701,600	280,517,432
Schneider Electric SE	3,898,473	715,537,275
Yokogawa Electric Corp.	5,046,100	95,333,374
		$1,631,903,532
Electronics – 6.0%
Analog Devices, Inc.	1,740,523	$319,177,108
ASML Holding N.V.	198,948	134,913,768
DISCO Corp.	726,500	157,246,628
Hirose Electric Co. Ltd. (h)	2,062,100	230,188,554
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4,318,153	420,199,468
		$1,261,725,526
Energy - Independent – 1.7%
Woodside Energy Group Ltd.	17,071,816	$349,686,207
Energy - Integrated – 5.2%
Aker BP ASA	6,503,774	$186,398,303
Galp Energia SGPS S.A., “B”	8,187,236	121,690,776
Petroleo Brasileiro S.A., ADR	10,873,435	158,208,479
TotalEnergies SE	9,272,712	628,412,095
		$1,094,709,653
Engineering - Construction – 0.4%
Taisei Corp.	2,583,200	$87,657,353
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – 3.6%
Chocoladefabriken Lindt & Sprungli AG	6,507	$80,399,383
Ezaki Glico Co. Ltd.	2,956,600	81,343,393
Nestle S.A.	1,441,127	163,498,878
Novozymes A/S	2,614,284	135,549,670
Toyo Suisan Kaisha Ltd.	5,491,500	291,502,125
		$752,293,449
Food & Drug Stores – 0.3%
Ocado Group PLC (a)	8,265,139	$62,605,915
Insurance – 1.4%
Hiscox Ltd.	7,739,693	$99,273,057
Willis Towers Watson PLC	750,726	184,903,814
		$284,176,871
Machinery & Tools – 5.9%
Epiroc AB	8,804,323	$163,951,064
GEA Group AG	4,524,169	166,056,176
IMI PLC (h)	15,864,726	313,044,090
Schindler Holding AG	746,425	166,852,454
SMC Corp.	535,300	268,805,375
Spirax-Sarco Engineering PLC	1,213,241	141,647,481
		$1,220,356,640
Major Banks – 6.5%
Bank of Ireland Group PLC	29,318,215	$274,131,749
NatWest Group PLC	123,442,467	323,991,068
Resona Holdings, Inc.	67,840,700	351,649,655
UBS Group AG	14,320,003	402,765,415
		$1,352,537,887
Medical Equipment – 5.2%
Agilent Technologies, Inc.	2,044,535	$261,291,573
Bruker BioSciences Corp.	2,708,902	176,322,431
EssilorLuxottica	1,399,748	266,817,464
Olympus Corp.	7,777,300	113,622,230
Shimadzu Corp.	10,331,500	267,242,024
		$1,085,295,722
Metals & Mining – 1.2%
Glencore PLC	44,349,382	$247,358,728
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 6.6%
AIB Group PLC	92,955,616	$430,429,240
CaixaBank S.A.	80,532,970	362,124,208
Chiba Bank Ltd.	20,799,100	155,228,680
Hachijuni Bank Ltd.	7,097,700	38,351,325
Julius Baer Group Ltd.	2,203,109	111,300,151
Jyske Bank A.S. (a)	1,312,546	90,842,254
Mebuki Financial Group, Inc.	26,689,070	80,106,813
North Pacific Bank Ltd.	10,642,100	26,199,693
Sydbank A.S.	1,740,408	76,440,573
		$1,371,022,937
Pharmaceuticals – 2.0%
Bayer AG	3,221,744	$109,975,445
Roche Holding AG	1,131,698	305,055,742
		$415,031,187
Precious Metals & Minerals – 4.3%
Agnico Eagle Mines Ltd. (l)	3,377,598	$181,331,674
Franco-Nevada Corp.	4,612,540	516,609,919
Wheaton Precious Metals Corp.	4,142,097	202,533,723
		$900,475,316
Printing & Publishing – 1.4%
Wolters Kluwer N.V.	2,081,632	$286,177,808
Real Estate – 1.3%
LEG Immobilien SE (a)	1,036,183	$79,109,907
TAG Immobilien AG (a)	4,047,904	55,341,190
Vonovia SE, REIT	5,170,613	143,632,047
		$278,083,144
Specialty Chemicals – 2.3%
Croda International PLC	1,361,804	$77,089,311
Nitto Denko Corp.	1,091,300	77,397,946
Sika AG	566,829	153,536,415
Symrise AG	1,483,563	166,653,462
		$474,677,134
Specialty Stores – 0.3%
Zalando SE (a)	2,771,662	$65,950,649
Total Common Stocks (Identified Cost, $15,581,353,528)		$20,226,304,030
8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 2.4%
Money Market Funds – 2.4%
MFS Institutional Money Market Portfolio, 5.46% (v) (Identified Cost, $496,236,350)	496,245,124	$496,294,749

Other Assets, Less Liabilities – 0.7%		151,275,384
Net Assets – 100.0%		$20,873,874,163

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,039,527,393 and $19,683,071,386, respectively.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements
9

Financial Statements
Statement of Assets and Liabilities
At 11/30/23 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value, including $105,938,533 of securities on loan (identified cost, $15,145,614,114)	$19,683,071,386
Investments in affiliated issuers, at value (identified cost, $931,975,764)	1,039,527,393
Cash	1,381,437
Foreign currency, at value (identified cost, $1,041,890)	1,035,179
Receivables for
Investments sold	56,907,362
Fund shares sold	6,033,531
Interest and dividends	119,255,111
Other assets	34,078
Total assets	$20,907,245,477
Liabilities
Payables for
Fund shares reacquired	$22,268,933
Payable to affiliates
Investment adviser	738,089
Administrative services fee	3,380
Shareholder servicing costs	2,501,479
Distribution and service fees	40,422
Payable for independent Trustees' compensation	594
Payable for tax reclaim recovery expense	6,490,699
Accrued expenses and other liabilities	1,327,718
Total liabilities	$33,371,314
Net assets	$20,873,874,163
Net assets consist of
Paid-in capital	$13,611,295,187
Total distributable earnings (loss)	7,262,578,976
Net assets	$20,873,874,163
Shares of beneficial interest outstanding	508,761,497
10

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,803,324,294	45,058,670	$40.02
Class B	1,648,473	44,585	36.97
Class C	25,791,474	747,314	34.51
Class I	6,525,079,232	152,026,694	42.92
Class R1	7,767,585	221,977	34.99
Class R2	121,738,519	3,354,916	36.29
Class R3	762,945,218	19,269,916	39.59
Class R4	600,417,890	14,914,825	40.26
Class R6	11,025,161,478	273,122,600	40.37

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $42.46 [100 / 94.25 x $40.02]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
11

Financial Statements
Statement of Operations
Six months ended 11/30/23 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$168,321,847
Tax reclaims	51,269,609
Dividends from affiliated issuers	19,420,057
Interest	2,436,050
Other	58,307
Income on securities loaned	7,914
Foreign taxes withheld	(12,308,185)
Total investment income	$229,205,599
Expenses
Management fee	$69,449,196
Distribution and service fees	4,056,311
Shareholder servicing costs	5,785,914
Administrative services fee	309,281
Independent Trustees' compensation	63,139
Custodian fee	785,768
Shareholder communications	293,853
Audit and tax fees	40,745
Legal fees	55,455
Tax reclaim recovery expense	6,517,012
Miscellaneous	400,913
Total expenses	$87,757,587
Reduction of expenses by investment adviser and distributor	(1,341,221)
Net expenses	$86,416,366
Net investment income (loss)	$142,789,233
12

Statement of Operations (unaudited) – continued
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$725,447,771
Affiliated issuers	26,474,607
Foreign currency	(731,967)
Net realized gain (loss)	$751,190,411
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(33,874,509)
Affiliated issuers	(23,469,157)
Translation of assets and liabilities in foreign currencies	2,181,147
Net unrealized gain (loss)	$(55,162,519)
Net realized and unrealized gain (loss)	$696,027,892
Change in net assets from operations	$838,817,125
See Notes to Financial Statements
13

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	11/30/23 (unaudited)	5/31/23
Change in net assets
From operations
Net investment income (loss)	$142,789,233	$281,303,743
Net realized gain (loss)	751,190,411	3,106,253,013
Net unrealized gain (loss)	(55,162,519)	(2,754,022,612)
Change in net assets from operations	$838,817,125	$633,534,144
Total distributions to shareholders	$—	$(2,677,004,803)
Change in net assets from fund share transactions	$(1,138,055,049)	$(1,305,337,635)
Total change in net assets	$(299,237,924)	$(3,348,808,294)
Net assets
At beginning of period	21,173,112,087	24,521,920,381
At end of period	$20,873,874,163	$21,173,112,087
See Notes to Financial Statements
14

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$38.48	$42.44	$53.83	$44.47	$42.09	$42.91
Income (loss) from investment operations
Net investment income (loss) (d)	$0.21	$0.39	$0.20	$0.32	$0.21	$0.39
Net realized and unrealized gain (loss)	1.33	0.83	(7.57)	11.78	3.93	0.45
Total from investment operations	$1.54	$1.22	$(7.37)	$12.10	$4.14	$0.84
Less distributions declared to shareholders
From net investment income	$—	$(0.30)	$(0.39)	$(0.21)	$(0.37)	$(0.51)
From net realized gain	—	(4.88)	(3.63)	(2.53)	(1.39)	(1.15)
Total distributions declared to shareholders	$—	$(5.18)	$(4.02)	$(2.74)	$(1.76)	$(1.66)
Net asset value, end of period (x)	$40.02	$38.48	$42.44	$53.83	$44.47	$42.09
Total return (%) (r)(s)(t)(x)	4.00(n)	3.67	(15.10)	27.66	9.84	2.29
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.10(a)	1.04	0.98	0.97	0.99	0.99
Expenses after expense reductions	1.09(a)	1.03	0.96	0.96	0.98	0.98
Net investment income (loss)	1.08(a)	1.00	0.40	0.63	0.48	0.93
Portfolio turnover	7(n)	19	10	7	7	6
Net assets at end of period (000 omitted)	$1,803,324	$1,899,509	$2,345,833	$3,046,287	$2,651,120	$2,959,958
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding tax reclaim recovery expenses	1.02(a)	N/A	N/A	N/A	N/A	N/A
See Notes to Financial Statements
15

Financial Highlights – continued
Class B	Six months ended	Year ended
	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$35.69	$39.72	$50.76	$42.18	$39.99	$40.80
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$(0.04)	$(0.25)	$(0.08)	$(0.12)	$0.06
Net realized and unrealized gain (loss)	1.22	0.89	(7.01)	11.19	3.72	0.46
Total from investment operations	$1.28	$0.85	$(7.26)	$11.11	$3.60	$0.52
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.15)	$—	$(0.02)	$(0.18)
From net realized gain	—	(4.88)	(3.63)	(2.53)	(1.39)	(1.15)
Total distributions declared to shareholders	$—	$(4.88)	$(3.78)	$(2.53)	$(1.41)	$(1.33)
Net asset value, end of period (x)	$36.97	$35.69	$39.72	$50.76	$42.18	$39.99
Total return (%) (r)(s)(t)(x)	3.59(n)	2.91	(15.74)	26.75	8.99	1.53
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.85(a)	1.79	1.72	1.72	1.74	1.74
Expenses after expense reductions	1.84(a)	1.78	1.71	1.71	1.73	1.73
Net investment income (loss)	0.33(a)	(0.10)	(0.52)	(0.16)	(0.29)	0.16
Portfolio turnover	7(n)	19	10	7	7	6
Net assets at end of period (000 omitted)	$1,648	$2,313	$8,336	$19,911	$25,231	$35,571
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding tax reclaim recovery expenses	1.77(a)	N/A	N/A	N/A	N/A	N/A
See Notes to Financial Statements
16

Financial Highlights – continued
Class C	Six months ended	Year ended
	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$33.31	$37.41	$48.04	$40.04	$38.05	$38.91
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$(0.04)	$(0.23)	$(0.09)	$(0.11)	$0.07
Net realized and unrealized gain (loss)	1.14	0.82	(6.60)	10.62	3.54	0.42
Total from investment operations	$1.20	$0.78	$(6.83)	$10.53	$3.43	$0.49
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.17)	$—	$(0.05)	$(0.20)
From net realized gain	—	(4.88)	(3.63)	(2.53)	(1.39)	(1.15)
Total distributions declared to shareholders	$—	$(4.88)	$(3.80)	$(2.53)	$(1.44)	$(1.35)
Net asset value, end of period (x)	$34.51	$33.31	$37.41	$48.04	$40.04	$38.05
Total return (%) (r)(s)(t)(x)	3.60(n)	2.90	(15.73)	26.73	9.00	1.53
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.85(a)	1.79	1.73	1.72	1.74	1.74
Expenses after expense reductions	1.84(a)	1.78	1.71	1.71	1.73	1.73
Net investment income (loss)	0.33(a)	(0.10)	(0.50)	(0.19)	(0.27)	0.17
Portfolio turnover	7(n)	19	10	7	7	6
Net assets at end of period (000 omitted)	$25,791	$33,852	$117,583	$264,432	$395,411	$496,745
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding tax reclaim recovery expenses	1.77(a)	N/A	N/A	N/A	N/A	N/A
See Notes to Financial Statements
17

Financial Highlights – continued
Class I	Six months ended	Year ended
	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$41.22	$45.09	$56.87	$46.83	$44.24	$45.02
Income (loss) from investment operations
Net investment income (loss) (d)	$0.28	$0.51	$0.34	$0.47	$0.34	$0.53
Net realized and unrealized gain (loss)	1.42	0.91	(8.04)	12.44	4.13	0.47
Total from investment operations	$1.70	$1.42	$(7.70)	$12.91	$4.47	$1.00
Less distributions declared to shareholders
From net investment income	$—	$(0.41)	$(0.45)	$(0.34)	$(0.49)	$(0.63)
From net realized gain	—	(4.88)	(3.63)	(2.53)	(1.39)	(1.15)
Total distributions declared to shareholders	$—	$(5.29)	$(4.08)	$(2.87)	$(1.88)	$(1.78)
Net asset value, end of period (x)	$42.92	$41.22	$45.09	$56.87	$46.83	$44.24
Total return (%) (r)(s)(t)(x)	4.12(n)	3.93	(14.89)	28.01	10.10	2.56
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.85(a)	0.79	0.73	0.72	0.74	0.74
Expenses after expense reductions	0.83(a)	0.78	0.71	0.71	0.73	0.73
Net investment income (loss)	1.33(a)	1.23	0.63	0.89	0.74	1.22
Portfolio turnover	7(n)	19	10	7	7	6
Net assets at end of period (000 omitted)	$6,525,079	$6,689,895	$8,888,439	$12,285,870	$10,468,862	$10,871,918
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding tax reclaim recovery expenses	0.77(a)	N/A	N/A	N/A	N/A	N/A
See Notes to Financial Statements
18

Financial Highlights – continued
Class R1	Six months ended	Year ended
	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$33.77	$37.88	$48.67	$40.54	$38.51	$39.39
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.11	$(0.17)	$(0.06)	$(0.10)	$0.08
Net realized and unrealized gain (loss)	1.16	0.68	(6.74)	10.72	3.58	0.41
Total from investment operations	$1.22	$0.79	$(6.91)	$10.66	$3.48	$0.49
Less distributions declared to shareholders
From net investment income	$—	$(0.02)	$(0.25)	$—	$(0.06)	$(0.22)
From net realized gain	—	(4.88)	(3.63)	(2.53)	(1.39)	(1.15)
Total distributions declared to shareholders	$—	$(4.90)	$(3.88)	$(2.53)	$(1.45)	$(1.37)
Net asset value, end of period (x)	$34.99	$33.77	$37.88	$48.67	$40.54	$38.51
Total return (%) (r)(s)(t)(x)	3.61(n)	2.89	(15.73)	26.72	9.01	1.52
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.85(a)	1.79	1.73	1.72	1.74	1.73
Expenses after expense reductions	1.84(a)	1.78	1.71	1.71	1.73	1.73
Net investment income (loss)	0.35(a)	0.32	(0.37)	(0.12)	(0.25)	0.20
Portfolio turnover	7(n)	19	10	7	7	6
Net assets at end of period (000 omitted)	$7,768	$8,149	$8,909	$11,648	$9,836	$11,321
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding tax reclaim recovery expenses	1.77(a)	N/A	N/A	N/A	N/A	N/A
See Notes to Financial Statements
19

Financial Highlights – continued
Class R2	Six months ended	Year ended
	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$34.94	$39.03	$49.87	$41.36	$39.25	$40.13
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.28	$0.06	$0.18	$0.09	$0.27
Net realized and unrealized gain (loss)	1.20	0.72	(6.94)	10.95	3.67	0.41
Total from investment operations	$1.35	$1.00	$(6.88)	$11.13	$3.76	$0.68
Less distributions declared to shareholders
From net investment income	$—	$(0.21)	$(0.33)	$(0.09)	$(0.26)	$(0.41)
From net realized gain	—	(4.88)	(3.63)	(2.53)	(1.39)	(1.15)
Total distributions declared to shareholders	$—	$(5.09)	$(3.96)	$(2.62)	$(1.65)	$(1.56)
Net asset value, end of period (x)	$36.29	$34.94	$39.03	$49.87	$41.36	$39.25
Total return (%) (r)(s)(t)(x)	3.86(n)	3.42	(15.30)	27.36	9.56	2.02
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.35(a)	1.29	1.23	1.22	1.24	1.24
Expenses after expense reductions	1.33(a)	1.28	1.21	1.21	1.23	1.23
Net investment income (loss)	0.83(a)	0.79	0.12	0.38	0.23	0.69
Portfolio turnover	7(n)	19	10	7	7	6
Net assets at end of period (000 omitted)	$121,739	$132,772	$153,967	$224,998	$219,474	$295,690
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding tax reclaim recovery expenses	1.27(a)	N/A	N/A	N/A	N/A	N/A
See Notes to Financial Statements
20

Financial Highlights – continued
Class R3	Six months ended	Year ended
	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$38.07	$42.06	$53.38	$44.11	$41.78	$42.62
Income (loss) from investment operations
Net investment income (loss) (d)	$0.21	$0.41	$0.20	$0.31	$0.21	$0.40
Net realized and unrealized gain (loss)	1.31	0.79	(7.49)	11.70	3.89	0.43
Total from investment operations	$1.52	$1.20	$(7.29)	$12.01	$4.10	$0.83
Less distributions declared to shareholders
From net investment income	$—	$(0.31)	$(0.40)	$(0.21)	$(0.38)	$(0.52)
From net realized gain	—	(4.88)	(3.63)	(2.53)	(1.39)	(1.15)
Total distributions declared to shareholders	$—	$(5.19)	$(4.03)	$(2.74)	$(1.77)	$(1.67)
Net asset value, end of period (x)	$39.59	$38.07	$42.06	$53.38	$44.11	$41.78
Total return (%) (r)(s)(t)(x)	3.99(n)	3.66	(15.09)	27.68	9.81	2.28
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.11(a)	1.04	0.98	0.97	0.99	0.99
Expenses after expense reductions	1.09(a)	1.03	0.96	0.96	0.98	0.98
Net investment income (loss)	1.09(a)	1.07	0.39	0.62	0.49	0.97
Portfolio turnover	7(n)	19	10	7	7	6
Net assets at end of period (000 omitted)	$762,945	$977,368	$1,034,115	$1,383,344	$1,320,257	$1,353,427
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding tax reclaim recovery expenses	1.02(a)	N/A	N/A	N/A	N/A	N/A
See Notes to Financial Statements
21

Financial Highlights – continued
Class R4	Six months ended	Year ended
	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$38.66	$42.63	$53.98	$44.58	$42.20	$43.03
Income (loss) from investment operations
Net investment income (loss) (d)	$0.26	$0.48	$0.32	$0.45	$0.33	$0.51
Net realized and unrealized gain (loss)	1.34	0.84	(7.59)	11.82	3.93	0.44
Total from investment operations	$1.60	$1.32	$(7.27)	$12.27	$4.26	$0.95
Less distributions declared to shareholders
From net investment income	$—	$(0.41)	$(0.45)	$(0.34)	$(0.49)	$(0.63)
From net realized gain	—	(4.88)	(3.63)	(2.53)	(1.39)	(1.15)
Total distributions declared to shareholders	$—	$(5.29)	$(4.08)	$(2.87)	$(1.88)	$(1.78)
Net asset value, end of period (x)	$40.26	$38.66	$42.63	$53.98	$44.58	$42.20
Total return (%) (r)(s)(t)(x)	4.14(n)	3.94	(14.89)	27.99	10.09	2.56
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.85(a)	0.79	0.73	0.72	0.74	0.74
Expenses after expense reductions	0.83(a)	0.78	0.71	0.71	0.73	0.73
Net investment income (loss)	1.34(a)	1.22	0.61	0.88	0.75	1.22
Portfolio turnover	7(n)	19	10	7	7	6
Net assets at end of period (000 omitted)	$600,418	$622,734	$781,557	$1,183,942	$1,019,909	$1,048,956
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding tax reclaim recovery expenses	0.77(a)	N/A	N/A	N/A	N/A	N/A
See Notes to Financial Statements
22

Financial Highlights – continued
Class R6	Six months ended	Year ended
	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$38.75	$42.72	$54.06	$44.63	$42.24	$43.09
Income (loss) from investment operations
Net investment income (loss) (d)	$0.28	$0.57	$0.40	$0.51	$0.37	$0.56
Net realized and unrealized gain (loss)	1.34	0.80	(7.63)	11.84	3.94	0.42
Total from investment operations	$1.62	$1.37	$(7.23)	$12.35	$4.31	$0.98
Less distributions declared to shareholders
From net investment income	$—	$(0.46)	$(0.48)	$(0.39)	$(0.53)	$(0.68)
From net realized gain	—	(4.88)	(3.63)	(2.53)	(1.39)	(1.15)
Total distributions declared to shareholders	$—	$(5.34)	$(4.11)	$(2.92)	$(1.92)	$(1.83)
Net asset value, end of period (x)	$40.37	$38.75	$42.72	$54.06	$44.63	$42.24
Total return (%) (r)(s)(t)(x)	4.18(n)	4.07	(14.81)	28.15	10.21	2.64
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.74(a)	0.68	0.62	0.62	0.63	0.63
Expenses after expense reductions	0.72(a)	0.67	0.60	0.61	0.62	0.62
Net investment income (loss)	1.44(a)	1.45	0.78	1.01	0.85	1.34
Portfolio turnover	7(n)	19	10	7	7	6
Net assets at end of period (000 omitted)	$11,025,161	$10,806,520	$11,183,181	$13,585,886	$11,561,818	$10,706,826
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding tax reclaim recovery expenses	0.66(a)	N/A	N/A	N/A	N/A	N/A

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
23

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS International Intrinsic Value Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
24

Notes to Financial Statements (unaudited) - continued
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted
25

Notes to Financial Statements (unaudited) - continued
quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$20,226,304,030	$—	$—	$20,226,304,030
Mutual Funds	496,294,749	—	—	496,294,749
Total	$20,722,598,779	$—	$—	$20,722,598,779
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $105,938,533. The fair value of the fund’s investment securities on loan is presented gross in the Statement of Assets and Liabilities. These loans were collateralized by U.S. Treasury Obligations of $110,629,463 held by the lending agent. The collateral on securities loaned exceeded
26

Notes to Financial Statements (unaudited) - continued
the value of securities on loan at period end. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of related judicial proceedings. These reclaims are recorded only when certainty exists as to the likelihood of receipt and the potential timing of payment. For
27

Notes to Financial Statements (unaudited) - continued
the six months ended November 30, 2023, the fund recorded reclaims for previously withheld foreign taxes from France of $51,269,609 and related interest of $2,422,175, which are reflected as Tax reclaims and Interest income, respectively, in the Statement of Operations. Professional fees associated with recovering these foreign taxes amounted to $6,517,012 and are reflected as Tax reclaim recovery expense in the Statement of Operations.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and foreign taxes.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 5/31/23
Ordinary income (including any short-term capital gains)	$210,000,377
Long-term capital gains	2,467,004,426
Total distributions	$2,677,004,803
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 11/30/23
Cost of investments	$16,106,337,127
Gross appreciation	5,592,948,453
Gross depreciation	(976,686,801)
Net unrealized appreciation (depreciation)	$4,616,261,652
As of 5/31/23
Undistributed ordinary income	264,993,749
Undistributed long-term capital gain	1,490,490,370
Other temporary differences	(5,327,584)
Net unrealized appreciation (depreciation)	4,673,605,316
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class.  Dividends are declared separately for each class.  Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to
28

Notes to Financial Statements (unaudited) - continued
Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 11/30/23	Year ended 5/31/23
Class A	$—	$250,141,889
Class B	—	741,849
Class C	—	10,379,415
Class I	—	850,925,336
Class R1	—	1,067,280
Class R2	—	18,790,693
Class R3	—	124,224,318
Class R4	—	89,717,095
Class R6	—	1,331,016,928
Total	$—	$2,677,004,803
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2 billion	0.80%
In excess of $2 billion and up to $10 billion	0.70%
In excess of $10 billion and up to $15 billion	0.65%
In excess of $15 billion and up to $20 billion	0.55%
In excess of $20 billion and up to $25 billion	0.50%
In excess of $25 billion and up to $30 billion	0.45%
In excess of $30 billion and up to $35 billion	0.43%
In excess of $35 billion	0.41%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until September 30, 2024. For the six months ended November 30, 2023, this management fee reduction amounted to $1,341,028, which is included in the reduction of total expenses in the Statement of Operations.
The management fee incurred for the six months ended November 30, 2023 was equivalent to an annual effective rate of 0.64% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $6,868 for the six months ended November 30, 2023, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
29

Notes to Financial Statements (unaudited) - continued
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes.  One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 2,342,032
Class B	0.75%	0.25%	1.00%	1.00%	9,814
Class C	0.75%	0.25%	1.00%	1.00%	151,007
Class R1	0.75%	0.25%	1.00%	1.00%	39,970
Class R2	0.25%	0.25%	0.50%	0.50%	316,008
Class R3	—	0.25%	0.25%	0.25%	1,197,480
Total Distribution and Service Fees					$4,056,311
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2023 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended November 30, 2023, this rebate amounted to $120 and $73 for Class A and Class R3 shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase.  All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2023, were as follows:
Amount
Class A	$159
Class B	108
Class C	146
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended November 30, 2023, the fee was $72,666, which equated to 0.0007% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service
30

Notes to Financial Statements (unaudited) - continued
providers. Class R6 shares do not incur sub-accounting fees. For the six months ended November 30, 2023, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $5,713,248.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended November 30, 2023 was equivalent to an annual effective rate of 0.0029% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
During the six months ended November 30, 2023, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $10,917,621. The sales transactions resulted in net realized gains (losses) of $7,816,971.
(4) Portfolio Securities
For the six months ended November 30, 2023, purchases and sales of investments, other than short-term obligations, aggregated $1,458,605,472 and $2,285,810,939, respectively.
31

Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 11/30/23		Year ended 5/31/23
	Shares	Amount	Shares	Amount
Shares sold
Class A	2,527,009	$98,445,963	13,274,910	$504,319,325
Class B	1	56	1,729	58,270
Class C	7,269	245,989	24,121	806,356
Class I	6,977,820	292,257,509	19,747,889	804,023,747
Class R1	10,450	358,723	29,533	1,010,493
Class R2	232,263	8,283,183	539,797	19,124,041
Class R3	1,619,818	62,903,218	4,447,231	169,949,070
Class R4	1,141,256	45,019,088	3,482,316	134,984,438
Class R6	9,312,183	368,811,920	24,791,219	957,292,755
	21,828,069	$876,325,649	66,338,745	$2,591,568,495
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	6,031,312	$217,850,991
Class B	—	—	19,600	658,950
Class C	—	—	324,856	10,193,970
Class I	—	—	19,793,303	764,813,222
Class R1	—	—	33,552	1,067,280
Class R2	—	—	570,926	18,743,509
Class R3	—	—	3,476,751	124,224,318
Class R4	—	—	2,141,473	77,606,998
Class R6	—	—	35,244,961	1,279,392,088
	—	$—	67,636,734	$2,494,551,326
Shares reacquired
Class A	(6,826,732)	$(265,170,003)	(25,222,219)	$(962,732,107)
Class B	(20,217)	(734,527)	(166,406)	(5,994,846)
Class C	(276,211)	(9,326,801)	(2,476,103)	(83,280,740)
Class I	(17,248,565)	(722,355,814)	(74,388,009)	(3,066,817,687)
Class R1	(29,739)	(1,008,356)	(57,011)	(1,941,099)
Class R2	(677,807)	(24,132,225)	(1,255,606)	(44,254,079)
Class R3	(8,021,448)	(305,356,433)	(6,841,682)	(259,542,613)
Class R4	(2,333,878)	(92,325,453)	(7,848,495)	(297,563,127)
Class R6	(15,093,686)	(593,971,086)	(42,903,713)	(1,669,331,158)
	(50,528,283)	$(2,014,380,698)	(161,159,244)	$(6,391,457,456)
32

Notes to Financial Statements (unaudited) - continued
	Six months ended 11/30/23		Year ended 5/31/23
	Shares	Amount	Shares	Amount
Net change
Class A	(4,299,723)	$(166,724,040)	(5,915,997)	$(240,561,791)
Class B	(20,216)	(734,471)	(145,077)	(5,277,626)
Class C	(268,942)	(9,080,812)	(2,127,126)	(72,280,414)
Class I	(10,270,745)	(430,098,305)	(34,846,817)	(1,497,980,718)
Class R1	(19,289)	(649,633)	6,074	136,674
Class R2	(445,544)	(15,849,042)	(144,883)	(6,386,529)
Class R3	(6,401,630)	(242,453,215)	1,082,300	34,630,775
Class R4	(1,192,622)	(47,306,365)	(2,224,706)	(84,971,691)
Class R6	(5,781,503)	(225,159,166)	17,132,467	567,353,685
	(28,700,214)	$(1,138,055,049)	(27,183,765)	$(1,305,337,635)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund was the owner of record of approximately 26% of the value of outstanding voting shares of the fund. In addition, the MFS Aggressive Growth Allocation Fund, the MFS Conservative Allocation Fund, the MFS Growth Allocation Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, the MFS Lifetime 2065 Fund, the MFS Lifetime Income Fund, and the MFS Moderate Allocation Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective at the close of business on May 29, 2015, purchases of the fund were closed to new investors subject to certain exceptions. Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an
33

Notes to Financial Statements (unaudited) - continued
agreed upon spread. For the six months ended November 30, 2023, the fund’s commitment fee and interest expense were $54,572 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
Hirose Electric Co. Ltd.	$314,452,912	$—	$31,457,151	$(918,109)	$(51,889,098)	$230,188,554
IMI PLC	325,056,485	—	10,465,366	2,052,202	(3,599,231)	313,044,090
MFS Institutional Money Market Portfolio	662,348,862	1,161,619,038	1,327,778,435	58,861	46,423	496,294,749
ROHTO Pharmaceutical Co. Ltd. *	277,620,657	—	37,669,877	16,407,168	(15,818,976)	—
Toyo Suisan Kaisha Ltd. *	265,337,355	—	30,501,440	8,874,485	47,791,725	—
	$1,844,816,271	$1,161,619,038	$1,437,872,269	$26,474,607	$(23,469,157)	$1,039,527,393

Affiliated Issuers	Dividend Income	Capital Gain Distributions
Hirose Electric Co. Ltd.	$2,860,907	$—
IMI PLC	1,838,468	—
MFS Institutional Money Market Portfolio	14,720,682	—
ROHTO Pharmaceutical Co. Ltd. *	—	—
Toyo Suisan Kaisha Ltd. *	—	—
	$19,420,057	$—
*Held at period end. No longer considered an affiliated issuer.
34

Board Review of Investment Advisory Agreement
MFS International Intrinsic Value Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2023 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2022 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about
35

Board Review of Investment Advisory Agreement - continued
MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2022, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 2nd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 2nd quintile for each of the one- and three-year periods ended December 31, 2022 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Broadridge expense group median.
36

Board Review of Investment Advisory Agreement - continued
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion, $2 billion, $10 billion, $15 billion, $20 billion, $25 billion, $30 billion and $35 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The
37

Board Review of Investment Advisory Agreement - continued
Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2023.
38

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
39

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
November 30, 2023
MFS®  International DiversificationSM  Fund
MDI-SEM

MFS® International DiversificationSM  Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
Portfolio target allocation
Portfolio actual allocation

Portfolio holdings
MFS Research International Fund	27.4%
MFS Emerging Markets Equity Fund	17.3%
MFS International Intrinsic Value Fund	15.0%
MFS International Growth Fund	15.0%
MFS International Large Cap Value Fund	15.0%
MFS International New Discovery Fund	10.1%
Cash & Cash Equivalents	0.2%
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds’ subscriptions/
redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds’ Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the fund’s
Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of November 30, 2023.
The portfolio is actively managed and current holdings may be different.
1

Expense Table
Fund expenses borne by the shareholders during the period,
June 1, 2023 through November 30, 2023
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expenses and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary. If these transactional and indirect costs were included, your costs would have been higher.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2023 through November 30, 2023.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
2

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/23	Ending Account Value 11/30/23	Expenses Paid During Period (p) 6/01/23-11/30/23
A	Actual	0.35%	$1,000.00	$1,029.25	$1.78
	Hypothetical (h)	0.35%	$1,000.00	$1,023.25	$1.77
B	Actual	1.10%	$1,000.00	$1,025.40	$5.57
	Hypothetical (h)	1.10%	$1,000.00	$1,019.50	$5.55
C	Actual	1.10%	$1,000.00	$1,024.82	$5.57
	Hypothetical (h)	1.10%	$1,000.00	$1,019.50	$5.55
I	Actual	0.10%	$1,000.00	$1,030.76	$0.51
	Hypothetical (h)	0.10%	$1,000.00	$1,024.50	$0.51
R1	Actual	1.10%	$1,000.00	$1,025.25	$5.57
	Hypothetical (h)	1.10%	$1,000.00	$1,019.50	$5.55
R2	Actual	0.60%	$1,000.00	$1,027.87	$3.04
	Hypothetical (h)	0.60%	$1,000.00	$1,022.00	$3.03
R3	Actual	0.35%	$1,000.00	$1,029.03	$1.78
	Hypothetical (h)	0.35%	$1,000.00	$1,023.25	$1.77
R4	Actual	0.10%	$1,000.00	$1,030.39	$0.51
	Hypothetical (h)	0.10%	$1,000.00	$1,024.50	$0.51
R6	Actual	0.00%	$1,000.00	$1,031.19	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.00	$0.00
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.
3

Portfolio of Investments
11/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 99.9%
International Stock Funds – 99.8%
MFS Emerging Markets Equity Fund - Class R6	197,684,008	$6,310,073,550
MFS International Growth Fund - Class R6	139,030,346	5,483,356,841
MFS International Intrinsic Value Fund - Class R6	136,046,291	5,490,828,322
MFS International Large Cap Value Fund - Class R6	419,868,036	5,479,277,865
MFS International New Discovery Fund - Class R6	117,865,155	3,675,035,531
MFS Research International Fund - Class R6	469,043,086	10,028,141,186
		$36,466,713,295
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 5.46% (v)	59,600,612	$59,606,572
Total Investment Companies (Identified Cost, $33,006,336,158)		$36,526,319,867

Other Assets, Less Liabilities – 0.1%		18,531,887
Net Assets – 100.0%		$36,544,851,754

(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $36,526,319,867.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See Notes to Financial Statements
4

Financial Statements
Statement of Assets and Liabilities
At 11/30/23 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in affiliated issuers, at value (identified cost, $33,006,336,158)	$36,526,319,867
Receivables for
Investments sold	9,589,722
Fund shares sold	59,112,408
Receivable from investment adviser	403,794
Other assets	146,274
Total assets	$36,595,572,065
Liabilities
Payables for
Investments purchased	$5,564,784
Fund shares reacquired	39,644,426
Payable to affiliates
Administrative services fee	95
Shareholder servicing costs	5,076,311
Distribution and service fees	82,970
Payable for independent Trustees' compensation	25
Accrued expenses and other liabilities	351,700
Total liabilities	$50,720,311
Net assets	$36,544,851,754
Net assets consist of
Paid-in capital	$32,974,822,251
Total distributable earnings (loss)	3,570,029,503
Net assets	$36,544,851,754
Shares of beneficial interest outstanding	1,655,811,162
5

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$3,527,122,559	161,643,226	$21.82
Class B	7,344,722	343,235	21.40
Class C	279,200,594	13,254,710	21.06
Class I	14,893,742,585	673,447,566	22.12
Class R1	7,311,330	353,116	20.71
Class R2	53,780,103	2,514,507	21.39
Class R3	1,264,373,351	58,472,762	21.62
Class R4	997,812,095	45,279,101	22.04
Class R6	15,514,164,415	700,502,939	22.15

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $23.15 [100 / 94.25 x $21.82]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
6

Financial Statements
Statement of Operations
Six months ended 11/30/23 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends from affiliated issuers	$1,510,395
Other	7,204
Total investment income	$1,517,599
Expenses
Distribution and service fees	$7,714,153
Shareholder servicing costs	10,998,818
Administrative services fee	8,749
Independent Trustees' compensation	65,324
Custodian fee	50,360
Shareholder communications	984,475
Audit and tax fees	23,504
Legal fees	88,280
Miscellaneous	595,372
Total expenses	$20,529,035
Reduction of expenses by investment adviser and distributor	(2,190,952)
Net expenses	$18,338,083
Net investment income (loss)	$(16,820,484)
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Investments in affiliated issuers	$(147,360,878)
Change in unrealized appreciation or depreciation
Affiliated issuers	$1,211,900,732
Net realized and unrealized gain (loss)	$1,064,539,854
Change in net assets from operations	$1,047,719,370
See Notes to Financial Statements
7

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	11/30/23 (unaudited)	5/31/23
Change in net assets
From operations
Net investment income (loss)	$(16,820,484)	$428,469,757
Net realized gain (loss)	(147,360,878)	233,449,662
Net unrealized gain (loss)	1,211,900,732	(166,459,221)
Change in net assets from operations	$1,047,719,370	$495,460,198
Total distributions to shareholders	$—	$(833,326,578)
Change in net assets from fund share transactions	$132,741,271	$1,098,722,015
Total change in net assets	$1,180,460,641	$760,855,635
Net assets
At beginning of period	35,364,391,113	34,603,535,478
At end of period	$36,544,851,754	$35,364,391,113
See Notes to Financial Statements
8

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$21.20	$21.37	$25.51	$18.80	$18.71	$19.68
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.04)	$0.22	$0.40	$0.10	$0.25	$0.37
Net realized and unrealized gain (loss)	0.66	0.09	(3.92)	6.96	0.32	(0.85)
Total from investment operations	$0.62	$0.31	$(3.52)	$7.06	$0.57	$(0.48)
Less distributions declared to shareholders
From net investment income	$—	$(0.08)	$(0.41)	$(0.12)	$(0.26)	$(0.37)
From net realized gain	—	(0.40)	(0.21)	(0.23)	(0.22)	(0.12)
Total distributions declared to shareholders	$—	$(0.48)	$(0.62)	$(0.35)	$(0.48)	$(0.49)
Net asset value, end of period (x)	$21.82	$21.20	$21.37	$25.51	$18.80	$18.71
Total return (%) (r)(s)(t)(x)	2.92(n)	1.61	(14.16)	37.66	2.80	(2.15)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.36(a)	0.37	0.37	0.36	0.37	0.36
Expenses after expense reductions (h)	0.35(a)	0.35	0.35	0.34	0.35	0.34
Net investment income (loss) (l)	(0.34)(a)	1.07	1.64	0.46	1.31	1.96
Portfolio turnover	2(n)	7	4	9	6	1
Net assets at end of period (000 omitted)	$3,527,123	$3,498,538	$3,644,253	$4,381,231	$2,778,815	$2,458,587
See Notes to Financial Statements
9

Financial Highlights – continued
Class B	Six months ended	Year ended
	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$20.87	$21.12	$25.16	$18.61	$18.50	$19.43
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.12)	$0.06	$0.21	$(0.06)	$0.10	$0.22
Net realized and unrealized gain (loss)	0.65	0.09	(3.86)	6.84	0.31	(0.82)
Total from investment operations	$0.53	$0.15	$(3.65)	$6.78	$0.41	$(0.60)
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.18)	$—	$(0.08)	$(0.21)
From net realized gain	—	(0.40)	(0.21)	(0.23)	(0.22)	(0.12)
Total distributions declared to shareholders	$—	$(0.40)	$(0.39)	$(0.23)	$(0.30)	$(0.33)
Net asset value, end of period (x)	$21.40	$20.87	$21.12	$25.16	$18.61	$18.50
Total return (%) (r)(s)(t)(x)	2.54(n)	0.83	(14.73)	36.51	2.08	(2.93)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.11(a)	1.12	1.12	1.11	1.12	1.11
Expenses after expense reductions (h)	1.10(a)	1.10	1.10	1.09	1.10	1.09
Net investment income (loss) (l)	(1.09)(a)	0.30	0.89	(0.28)	0.53	1.20
Portfolio turnover	2(n)	7	4	9	6	1
Net assets at end of period (000 omitted)	$7,345	$9,428	$13,672	$21,542	$20,424	$27,434
See Notes to Financial Statements
10

Financial Highlights – continued
Class C	Six months ended	Year ended
	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$20.55	$20.80	$24.83	$18.36	$18.28	$19.20
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.11)	$0.06	$0.22	$(0.06)	$0.10	$0.22
Net realized and unrealized gain (loss)	0.62	0.09	(3.82)	6.76	0.30	(0.81)
Total from investment operations	$0.51	$0.15	$(3.60)	$6.70	$0.40	$(0.59)
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.22)	$—	$(0.10)	$(0.21)
From net realized gain	—	(0.40)	(0.21)	(0.23)	(0.22)	(0.12)
Total distributions declared to shareholders	$—	$(0.40)	$(0.43)	$(0.23)	$(0.32)	$(0.33)
Net asset value, end of period (x)	$21.06	$20.55	$20.80	$24.83	$18.36	$18.28
Total return (%) (r)(s)(t)(x)	2.48(n)	0.84	(14.75)	36.57	2.04	(2.87)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.11(a)	1.12	1.12	1.11	1.12	1.11
Expenses after expense reductions (h)	1.10(a)	1.10	1.10	1.09	1.10	1.09
Net investment income (loss) (l)	(1.09)(a)	0.29	0.92	(0.28)	0.53	1.21
Portfolio turnover	2(n)	7	4	9	6	1
Net assets at end of period (000 omitted)	$279,201	$304,133	$379,572	$489,683	$419,045	$472,251
See Notes to Financial Statements
11

Financial Highlights – continued
Class I	Six months ended	Year ended
	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$21.46	$21.63	$25.81	$19.01	$18.91	$19.89
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)	$0.26	$0.47	$0.16	$0.30	$0.42
Net realized and unrealized gain (loss)	0.67	0.10	(3.97)	7.03	0.32	(0.86)
Total from investment operations	$0.66	$0.36	$(3.50)	$7.19	$0.62	$(0.44)
Less distributions declared to shareholders
From net investment income	$—	$(0.13)	$(0.47)	$(0.16)	$(0.30)	$(0.42)
From net realized gain	—	(0.40)	(0.21)	(0.23)	(0.22)	(0.12)
Total distributions declared to shareholders	$—	$(0.53)	$(0.68)	$(0.39)	$(0.52)	$(0.54)
Net asset value, end of period (x)	$22.12	$21.46	$21.63	$25.81	$19.01	$18.91
Total return (%) (r)(s)(t)(x)	3.08(n)	1.85	(13.93)	38.00	3.04	(1.91)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.11(a)	0.12	0.12	0.11	0.12	0.11
Expenses after expense reductions (h)	0.10(a)	0.10	0.10	0.09	0.10	0.09
Net investment income (loss) (l)	(0.09)(a)	1.28	1.94	0.71	1.56	2.21
Portfolio turnover	2(n)	7	4	9	6	1
Net assets at end of period (000 omitted)	$14,893,743	$14,757,462	$15,504,823	$17,850,569	$9,936,595	$7,848,998
See Notes to Financial Statements
12

Financial Highlights – continued
Class R1	Six months ended	Year ended
	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$20.20	$20.45	$24.40	$18.04	$17.99	$18.93
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.11)	$0.06	$0.20	$(0.07)	$0.12	$0.22
Net realized and unrealized gain (loss)	0.62	0.09	(3.75)	6.66	0.28	(0.81)
Total from investment operations	$0.51	$0.15	$(3.55)	$6.59	$0.40	$(0.59)
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.19)	$—	$(0.13)	$(0.23)
From net realized gain	—	(0.40)	(0.21)	(0.23)	(0.22)	(0.12)
Total distributions declared to shareholders	$—	$(0.40)	$(0.40)	$(0.23)	$(0.35)	$(0.35)
Net asset value, end of period (x)	$20.71	$20.20	$20.45	$24.40	$18.04	$17.99
Total return (%) (r)(s)(t)(x)	2.52(n)	0.86	(14.78)	36.61	2.04	(2.91)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.11(a)	1.12	1.12	1.11	1.12	1.11
Expenses after expense reductions (h)	1.10(a)	1.10	1.10	1.09	1.10	1.09
Net investment income (loss) (l)	(1.09)(a)	0.32	0.86	(0.31)	0.67	1.23
Portfolio turnover	2(n)	7	4	9	6	1
Net assets at end of period (000 omitted)	$7,311	$7,177	$7,056	$10,359	$7,756	$8,625
See Notes to Financial Statements
13

Financial Highlights – continued
Class R2	Six months ended	Year ended
	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$20.81	$20.98	$25.05	$18.49	$18.39	$19.34
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.06)	$0.16	$0.34	$0.06	$0.19	$0.33
Net realized and unrealized gain (loss)	0.64	0.10	(3.85)	6.80	0.33	(0.84)
Total from investment operations	$0.58	$0.26	$(3.51)	$6.86	$0.52	$(0.51)
Less distributions declared to shareholders
From net investment income	$—	$(0.03)	$(0.35)	$(0.07)	$(0.20)	$(0.32)
From net realized gain	—	(0.40)	(0.21)	(0.23)	(0.22)	(0.12)
Total distributions declared to shareholders	$—	$(0.43)	$(0.56)	$(0.30)	$(0.42)	$(0.44)
Net asset value, end of period (x)	$21.39	$20.81	$20.98	$25.05	$18.49	$18.39
Total return (%) (r)(s)(t)(x)	2.79(n)	1.36	(14.34)	37.21	2.60	(2.41)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.61(a)	0.62	0.62	0.61	0.62	0.61
Expenses after expense reductions (h)	0.60(a)	0.60	0.60	0.59	0.60	0.59
Net investment income (loss) (l)	(0.59)(a)	0.80	1.43	0.26	1.02	1.75
Portfolio turnover	2(n)	7	4	9	6	1
Net assets at end of period (000 omitted)	$53,780	$61,253	$65,430	$74,611	$53,110	$61,929
See Notes to Financial Statements
14

Financial Highlights – continued
Class R3	Six months ended	Year ended
	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$21.01	$21.19	$25.30	$18.66	$18.57	$19.54
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.04)	$0.22	$0.40	$0.11	$0.24	$0.35
Net realized and unrealized gain (loss)	0.65	0.09	(3.89)	6.88	0.33	(0.82)
Total from investment operations	$0.61	$0.31	$(3.49)	$6.99	$0.57	$(0.47)
Less distributions declared to shareholders
From net investment income	$—	$(0.09)	$(0.41)	$(0.12)	$(0.26)	$(0.38)
From net realized gain	—	(0.40)	(0.21)	(0.23)	(0.22)	(0.12)
Total distributions declared to shareholders	$—	$(0.49)	$(0.62)	$(0.35)	$(0.48)	$(0.50)
Net asset value, end of period (x)	$21.62	$21.01	$21.19	$25.30	$18.66	$18.57
Total return (%) (r)(s)(t)(x)	2.90(n)	1.59	(14.14)	37.61	2.83	(2.15)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.36(a)	0.37	0.37	0.36	0.38	0.36
Expenses after expense reductions (h)	0.35(a)	0.35	0.35	0.34	0.35	0.34
Net investment income (loss) (l)	(0.34)(a)	1.08	1.66	0.49	1.25	1.86
Portfolio turnover	2(n)	7	4	9	6	1
Net assets at end of period (000 omitted)	$1,264,373	$1,216,239	$1,178,451	$1,318,182	$724,023	$523,367
See Notes to Financial Statements
15

Financial Highlights – continued
Class R4	Six months ended	Year ended
	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$21.39	$21.56	$25.72	$18.95	$18.85	$19.82
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)	$0.28	$0.47	$0.18	$0.32	$0.42
Net realized and unrealized gain (loss)	0.66	0.09	(3.95)	6.99	0.30	(0.85)
Total from investment operations	$0.65	$0.37	$(3.48)	$7.17	$0.62	$(0.43)
Less distributions declared to shareholders
From net investment income	$—	$(0.14)	$(0.47)	$(0.17)	$(0.30)	$(0.42)
From net realized gain	—	(0.40)	(0.21)	(0.23)	(0.22)	(0.12)
Total distributions declared to shareholders	$—	$(0.54)	$(0.68)	$(0.40)	$(0.52)	$(0.54)
Net asset value, end of period (x)	$22.04	$21.39	$21.56	$25.72	$18.95	$18.85
Total return (%) (r)(s)(t)(x)	3.04(n)	1.86	(13.91)	37.96	3.04	(1.89)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.11(a)	0.12	0.12	0.11	0.12	0.11
Expenses after expense reductions (h)	0.10(a)	0.10	0.10	0.09	0.10	0.09
Net investment income (loss) (l)	(0.09)(a)	1.33	1.91	0.77	1.62	2.22
Portfolio turnover	2(n)	7	4	9	6	1
Net assets at end of period (000 omitted)	$997,812	$987,868	$1,017,358	$1,277,938	$721,937	$779,264
See Notes to Financial Statements
16

Financial Highlights – continued
Class R6	Six months ended	Year ended
	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$21.48	$21.66	$25.84	$19.03	$18.92	$19.90
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.00(w)	$0.29	$0.49	$0.19	$0.32	$0.43
Net realized and unrealized gain (loss)	0.67	0.09	(3.97)	7.03	0.33	(0.85)
Total from investment operations	$0.67	$0.38	$(3.48)	$7.22	$0.65	$(0.42)
Less distributions declared to shareholders
From net investment income	$—	$(0.16)	$(0.49)	$(0.18)	$(0.32)	$(0.44)
From net realized gain	—	(0.40)	(0.21)	(0.23)	(0.22)	(0.12)
Total distributions declared to shareholders	$—	$(0.56)	$(0.70)	$(0.41)	$(0.54)	$(0.56)
Net asset value, end of period (x)	$22.15	$21.48	$21.66	$25.84	$19.03	$18.92
Total return (%) (r)(s)(t)(x)	3.12(n)	1.92	(13.84)	38.12	3.17	(1.82)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.01(a)	0.01	0.01	0.02	0.02	0.02
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	0.01(a)	1.42	2.03	0.81	1.65	2.25
Portfolio turnover	2(n)	7	4	9	6	1
Net assets at end of period (000 omitted)	$15,514,164	$14,522,293	$12,792,920	$13,046,306	$6,984,049	$4,526,554

See Notes to Financial Statements
17

Financial Highlights – continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
18

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS International Diversification Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
The fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (underlying funds), which may have different fiscal year ends than the fund. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, and economic instability than developed markets.
The accounting policies of the underlying funds in which the fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov. The underlying funds' shareholder reports are not covered by this report.
The investment objective of each of the international stock funds held by the fund at November 30, 2023 was to seek capital appreciation.
19

Notes to Financial Statements (unaudited) - continued
Investment Valuations — Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in
20

Notes to Financial Statements (unaudited) - continued
accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$36,526,319,867	$—	$—	$36,526,319,867
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets and liabilities.
Derivatives — The fund does not invest in derivatives directly. The fund does invest in underlying funds that may use derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate
21

Notes to Financial Statements (unaudited) - continued
losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles.
Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income and realized gain from affiliated issuers by the fund is affected by the timing of the declaration of distributions by the underlying funds in which the fund invests.
The fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
22

Notes to Financial Statements (unaudited) - continued
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 5/31/23
Ordinary income (including any short-term capital gains)	$210,003,444
Long-term capital gains	623,323,134
Total distributions	$833,326,578
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 11/30/23
Cost of investments	$33,568,771,036
Gross appreciation	3,971,378,839
Gross depreciation	(1,013,830,008)
Net unrealized appreciation (depreciation)	$2,957,548,831
As of 5/31/23
Undistributed ordinary income	205,035,001
Undistributed long-term capital gain	571,627,033
Net unrealized appreciation (depreciation)	1,745,648,099
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class.  Dividends are declared separately for each class.  Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 11/30/23	Year ended 5/31/23
Class A	$—	$78,648,831
Class B	—	204,155
Class C	—	6,261,377
Class I	—	345,885,676
Class R1	—	138,543
Class R2	—	1,260,498
Class R3	—	27,318,746
Class R4	—	24,966,626
Class R6	—	348,642,126
Total	$—	$833,326,578
23

Notes to Financial Statements (unaudited) - continued
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.
The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, excluding distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, (such as fees and expenses associated with investments in investment companies and other similar investment vehicles) (“Other Expenses”), such that fund operating expenses do not exceed 0.10% annually of average daily net assets for Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, and Class R4 shares and 0.00% annually of average daily net assets for Class R6 shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2024. For the six months ended November 30, 2023, this reduction amounted to $2,190,086, which is included in the reduction of total expenses in the Statement of Operations.
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $144,320 for the six months ended November 30, 2023, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes.  One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
24

Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 4,434,904
Class B	0.75%	0.25%	1.00%	1.00%	42,149
Class C	0.75%	0.25%	1.00%	1.00%	1,474,843
Class R1	0.75%	0.25%	1.00%	1.00%	36,945
Class R2	0.25%	0.25%	0.50%	0.50%	144,028
Class R3	—	0.25%	0.25%	0.25%	1,581,284
Total Distribution and Service Fees					$7,714,153
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2023 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended November 30, 2023, this rebate amounted to $81, $50, and $735 for Class A, Class C, and Class R2 shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase.  All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2023, were as follows:
Amount
Class A	$16,366
Class B	1,623
Class C	3,398
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended November 30, 2023, the fee was $243,724, which equated to 0.0013% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended November 30, 2023, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $10,755,094.
25

Notes to Financial Statements (unaudited) - continued
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund pays an annual fixed amount of $17,500. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended November 30, 2023 was equivalent to an annual effective rate of 0.00005% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4) Portfolio Securities
For the six months ended November 30, 2023, purchases and sales of shares of underlying funds, excluding the MFS Institutional Money Market Portfolio, aggregated $830,424,825 and $716,836,887, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 11/30/23		Year ended 5/31/23
	Shares	Amount	Shares	Amount
Shares sold
Class A	10,617,553	$230,302,423	25,915,511	$530,821,078
Class B	1,343	28,799	6,146	127,274
Class C	444,714	9,346,959	1,205,739	24,103,189
Class I	75,006,313	1,643,534,773	229,901,631	4,768,174,744
Class R1	33,247	683,045	65,933	1,288,945
Class R2	277,167	5,880,844	709,018	14,229,944
Class R3	6,480,103	139,243,297	14,688,003	299,240,494
Class R4	5,706,081	126,055,638	6,701,681	137,492,853
Class R6	92,077,138	2,019,324,855	186,197,598	3,841,197,796
	190,643,659	$4,174,400,633	465,391,260	$9,616,676,317
26

Notes to Financial Statements (unaudited) - continued
	Six months ended 11/30/23		Year ended 5/31/23
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	3,560,602	$70,820,122
Class B	—	—	10,205	200,416
Class C	—	—	291,348	5,634,665
Class I	—	—	15,068,236	303,022,227
Class R1	—	—	7,288	138,543
Class R2	—	—	63,536	1,241,501
Class R3	—	—	1,386,035	27,318,741
Class R4	—	—	1,223,167	24,512,272
Class R6	—	—	16,676,415	335,529,477
	—	$—	38,286,832	$768,417,964
Shares reacquired
Class A	(13,965,681)	$(300,876,584)	(34,978,872)	$(710,786,055)
Class B	(109,815)	(2,331,299)	(211,978)	(4,218,059)
Class C	(1,992,246)	(41,470,523)	(4,947,013)	(97,104,308)
Class I	(89,090,540)	(1,936,741,012)	(274,179,277)	(5,555,952,093)
Class R1	(35,501)	(716,235)	(62,890)	(1,235,145)
Class R2	(706,138)	(14,974,222)	(947,321)	(18,581,745)
Class R3	(5,888,036)	(125,523,690)	(13,803,663)	(281,574,395)
Class R4	(6,614,922)	(144,272,378)	(8,925,556)	(184,250,711)
Class R6	(67,521,698)	(1,474,753,419)	(117,662,650)	(2,432,669,755)
	(185,924,577)	$(4,041,659,362)	(455,719,220)	$(9,286,372,266)
Net change
Class A	(3,348,128)	$(70,574,161)	(5,502,759)	$(109,144,855)
Class B	(108,472)	(2,302,500)	(195,627)	(3,890,369)
Class C	(1,547,532)	(32,123,564)	(3,449,926)	(67,366,454)
Class I	(14,084,227)	(293,206,239)	(29,209,410)	(484,755,122)
Class R1	(2,254)	(33,190)	10,331	192,343
Class R2	(428,971)	(9,093,378)	(174,767)	(3,110,300)
Class R3	592,067	13,719,607	2,270,375	44,984,840
Class R4	(908,841)	(18,216,740)	(1,000,708)	(22,245,586)
Class R6	24,555,440	544,571,436	85,211,363	1,744,057,518
	4,719,082	$132,741,271	47,958,872	$1,098,722,015
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
27

Notes to Financial Statements (unaudited) - continued
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended November 30, 2023, the fund’s commitment fee and interest expense were $89,844 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Emerging Markets Equity Fund	$6,240,942,781	$61,638,428	$223,561,752	$(64,784,301)	$295,838,394	$6,310,073,550
MFS Institutional Money Market Portfolio	60,874,809	426,567,379	427,873,985	29,413	8,956	59,606,572
MFS International Growth Fund	5,280,316,780	211,887,614	58,825,048	(7,311,347)	57,288,842	5,483,356,841
MFS International Intrinsic Value Fund	5,306,686,571	106,251,067	138,290,370	(48,250,027)	264,431,081	5,490,828,322
MFS International Large Cap Value Fund	5,276,209,820	72,539,053	133,217,419	(3,658,154)	267,404,565	5,479,277,865
MFS International New Discovery Fund	3,517,328,016	111,501,465	42,499,676	(11,074,559)	99,780,285	3,675,035,531
MFS Research International Fund	9,667,139,905	266,607,196	120,442,621	(12,311,903)	227,148,609	10,028,141,186
	$35,349,498,682	$1,256,992,202	$1,144,710,871	$(147,360,878)	$1,211,900,732	$36,526,319,867
28

Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Emerging Markets Equity Fund	$—	$—
MFS Institutional Money Market Portfolio	1,510,395	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS International Large Cap Value Fund	—	—
MFS International New Discovery Fund	—	—
MFS Research International Fund	—	—
	$1,510,395	$—
29

Board Review of Investment Advisory Agreement
MFS International Diversification Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2023 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2022 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s fees and expenses and the fees and expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information as to whether and to what extent applicable expense waivers and reimbursements are observed for the Fund, (iv) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (v) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vi) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (vii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to
30

Board Review of Investment Advisory Agreement - continued
the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund  and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be  based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return  performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2022, which the Trustees believed was a long enough period to reflect differing market  conditions.  The total return performance of the Fund’s Class I shares was in the 1st quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total  return performance of the Fund’s Class I shares was in the 4th quintile for the one-year period and the 3rd quintile for the three-year period ended December 31, 2022 relative to the Broadridge performance universe.  Because of the passage of time, these  performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of  the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts  relating to investment performance.
The Trustees considered that MFS does not charge an advisory fee for providing investment advisory services to the Fund, but that the Fund pays its pro rata share of the advisory fees paid by the underlying funds in which it invests (the “Underlying Funds”).
In assessing the reasonableness of the Fund’s expenses, the Trustees considered, among other information, the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the total expense ratios of the Broadridge expense  group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data  provided by Broadridge (which takes into account any expense limitations that
31

Board Review of Investment Advisory Agreement - continued
were in effect during the Fund’s last fiscal year), the Fund’s total expense ratio was lower than the Broadridge expense group median.  Because the Fund does not pay an advisory fee,  the Trustees did not consider the extent to which economies of scale would be realized due to the Fund’s growth of assets, whether fee levels reflect economies of scale for shareholders, or the fees paid by similar funds to other investment advisers or by similar  clients of MFS.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s or the Underlying Funds’ behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research  from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for  an additional one-year period, commencing August 1, 2023.
32

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
33

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
November 30, 2023
MFS®  Managed Wealth Fund
MGW-SEM

MFS® Managed Wealth Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
Portfolio structure
		Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Strategic Allocation	MFS Value Fund	30.2%
	MFS International Equity Fund	30.1%
	MFS Growth Fund	30.0%
Market Exposure Overlay	Mini Russell 1000 Growth Future DEC 15 23		(23.2)%
	Mini Russell 1000 Value Index Future DEC 15 23		(23.8)%
	Mini MSCI EAFE Index Future DEC 15 23		(23.4)%
Net Equity Exposure				19.7%
	Standard & Poor's 500 Index Option 3250.00 PUT DEC 15 23 (o)		(0.0)%
	Standard & Poor's 500 Index Option 4200.00 PUT JUN 21 24		(0.7)%
	Standard & Poor's 500 Index Option 4200.00 PUT SEP 20 24		(0.8)%
	Standard & Poor's 500 Index Option 4200.00 PUT DEC 20 24		(0.9)%
Standard & Poors Index Option PUT(s)				(2.4)%
Downside Hedge(s)				(2.4)%
Net Equivalent Equity Exposure		90.1%	(72.8)%	17.3%
Limited Maturity U.S. Treasury Notes				4.1%
Cash	Cash & Cash Equivalents (d)			5.6%
	Other (e)			73.0%
Total Net Exposure Summary				100.0%
1

Portfolio Composition - continued
Top ten holdings (c)(i)
Microsoft Corp.	4.5%
U.S. Treasury Notes, 0.75%, 12/31/2023	2.1%
U.S. Treasury Notes, 2.25%, 3/31/2024	2.0%
Amazon.com, Inc.	1.9%
Alphabet, Inc., “A”	1.9%
Apple, Inc.	1.8%
NVIDIA Corp.	1.7%
Mini Russell 1000 Growth Future DEC 15 23	(23.2)%
Mini MSCI EAFE Index Future DEC 15 23	(23.4)%
Mini Russell 1000 Value Index Future DEC 15 23	(23.8)%
(a)	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b)	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c)	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d)	Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
(e)	Other includes currency derivatives and/or the offsetting of the leverage produced by the fund’s derivative positions.
(i)	For purposes of this presentation, the components include a look-through to the individual holdings within the underlying affiliated funds.
(o)	Less than 0.1%.
Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The value of derivatives may be different.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Percentages are based on net assets as of November 30, 2023.
The portfolio is actively managed and current holdings may be different.
2

Expense Table
Fund expenses borne by the shareholders during the period,
June 1, 2023 through November 30, 2023
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expenses and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary. If these transactional and indirect costs were included, your costs would have been higher.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2023 through November 30, 2023.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
3

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/23	Ending Account Value 11/30/23	Expenses Paid During Period (p) 6/01/23-11/30/23
A	Actual	0.94%	$1,000.00	$1,031.30	$4.77
	Hypothetical(h)	0.94%	$1,000.00	$1,020.30	$4.75
B	Actual	1.69%	$1,000.00	$1,027.40	$8.57
	Hypothetical(h)	1.69%	$1,000.00	$1,016.55	$8.52
C	Actual	1.69%	$1,000.00	$1,027.55	$8.57
	Hypothetical(h)	1.69%	$1,000.00	$1,016.55	$8.52
I	Actual	0.69%	$1,000.00	$1,033.04	$3.51
	Hypothetical(h)	0.69%	$1,000.00	$1,021.55	$3.49
R1	Actual	1.69%	$1,000.00	$1,027.40	$8.57
	Hypothetical(h)	1.69%	$1,000.00	$1,016.55	$8.52
R2	Actual	1.19%	$1,000.00	$1,029.98	$6.04
	Hypothetical(h)	1.19%	$1,000.00	$1,019.05	$6.01
R3	Actual	0.94%	$1,000.00	$1,031.41	$4.77
	Hypothetical(h)	0.94%	$1,000.00	$1,020.30	$4.75
R4	Actual	0.69%	$1,000.00	$1,033.04	$3.51
	Hypothetical(h)	0.69%	$1,000.00	$1,021.55	$3.49
R6	Actual	0.63%	$1,000.00	$1,033.91	$3.20
	Hypothetical(h)	0.63%	$1,000.00	$1,021.85	$3.18
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.
Notes to Expense Table
Expense ratios include 0.02% of interest expense on uncovered collateral or margin obligations with the broker (See Note 2 of the Notes to Financial Statements) that are outside of the expense limitation arrangement (See Note 3 of the Notes to Financial Statements).
Expense ratios include approximately 0.01% of interest expenses that are outside of the expense limitation arrangement (See Note 3 of the Notes to Financial Statements).
4

Portfolio of Investments
11/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 4.1%
U.S. Treasury Obligations – 4.1%
U.S. Treasury Notes, 0.75%, 12/31/2023 (f)	$1,000,000	$996,185
U.S. Treasury Notes, 2.25%, 3/31/2024 (f)	1,000,000	989,805
Total Bonds (Identified Cost, $1,993,203)		$1,985,990
Investment Companies (h) – 95.9%
International Stock Funds – 30.1%
MFS International Equity Fund - Class R6	456,637	$14,598,677
U.S. Stock Funds – 60.2%
MFS Growth Fund - Class R6	82,966	$14,552,232
MFS Value Fund - Class R6	303,550	14,676,638
		$29,228,870
Money Market Funds – 5.6%
MFS Institutional Money Market Portfolio, 5.46% (v)	2,736,268	$2,736,541
Total Investment Companies (Identified Cost, $27,748,533)		$46,564,088

Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.3%
Market Index Securities – 0.3%
S&P 500 Index – December 2023 @ $3,250	Put	Exchange Traded	$ 4,567,800	10	$150
S&P 500 Index – June 2024 @ $4,200	Put	Exchange Traded	1,827,120	4	28,120
S&P 500 Index – September 2024 @ $4,200	Put	Exchange Traded	1,827,120	4	40,920
S&P 500 Index – December 2024 @ $4,200	Put	Exchange Traded	1,827,120	4	54,400
Total Purchased Options (Premiums Paid, $258,926)					$123,590

Other Assets, Less Liabilities – (0.3)%	(140,974)
Net Assets – 100.0%	$48,532,694

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
5

Portfolio of Investments (unaudited) – continued
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $46,564,088 and $2,109,580, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
Derivative Contracts at 11/30/23
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
Mini Russell 1000 Value Index	Short	USD	149	$11,542,285	December – 2023	$49,864
Liability Derivatives
Equity Futures
Mini MSCI EAFE Index	Short	USD	107	$11,377,310	December – 2023	$(173,238)
Mini Russell 1000 Growth Index	Short	USD	77	11,282,040	December – 2023	(374,206)
						$(547,444)
At November 30, 2023, the fund had liquid securities with an aggregate value of $1,688,232 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements
6

Financial Statements
Statement of Assets and Liabilities
At 11/30/23 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $2,252,129)	$2,109,580
Investments in affiliated issuers, at value (identified cost, $27,748,533)	46,564,088
Receivables for
Investments sold	80,084
Fund shares sold	2,898
Interest	6,950
Receivable from investment adviser	11,716
Total assets	$48,775,316
Liabilities
Payables for
Net daily variation margin on open futures contracts	$88,748
Fund shares reacquired	72,664
Payable to affiliates
Administrative services fee	96
Shareholder servicing costs	12,775
Distribution and service fees	167
Payable for independent Trustees' compensation	75
Accrued expenses and other liabilities	68,097
Total liabilities	$242,622
Net assets	$48,532,694
Net assets consist of
Paid-in capital	$44,175,095
Total distributable earnings (loss)	4,357,599
Net assets	$48,532,694
Shares of beneficial interest outstanding	4,097,123
7

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$3,500,315	295,062	$11.86
Class B	73,408	6,525	11.25
Class C	1,991,394	177,938	11.19
Class I	39,287,709	3,307,664	11.88
Class R1	58,368	5,187	11.25
Class R2	60,870	5,210	11.68
Class R3	62,097	5,253	11.82
Class R4	63,364	5,336	11.87
Class R6	3,435,169	288,948	11.89

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $12.58 [100 / 94.25 x $11.86]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
8

Financial Statements
Statement of Operations
Six months ended 11/30/23 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends from affiliated issuers	$217,998
Interest	36,815
Other	50
Total investment income	$254,863
Expenses
Management fee	$93,399
Distribution and service fees	16,463
Shareholder servicing costs	20,226
Administrative services fee	8,998
Independent Trustees' compensation	1,597
Custodian fee	5,576
Shareholder communications	6,383
Audit and tax fees	27,604
Legal fees	201
Registration fees	62,136
Miscellaneous	28,803
Total expenses	$271,386
Reduction of expenses by investment adviser	(71,250)
Net expenses	$200,136
Net investment income (loss)	$54,727
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(40,423)
Affiliated issuers	4,652,637
Capital gain distributions from affiliated issuers	43,653
Written options	7,968
Futures contracts	(3,594,220)
Net realized gain (loss)	$1,069,615
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(18,537)
Affiliated issuers	(835,961)
Written options	(5,912)
Futures contracts	1,439,433
Net unrealized gain (loss)	$579,023
Net realized and unrealized gain (loss)	$1,648,638
Change in net assets from operations	$1,703,365
See Notes to Financial Statements
9

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	11/30/23 (unaudited)	5/31/23
Change in net assets
From operations
Net investment income (loss)	$54,727	$322,628
Net realized gain (loss)	1,069,615	13,604,155
Net unrealized gain (loss)	579,023	(12,256,267)
Change in net assets from operations	$1,703,365	$1,670,516
Total distributions to shareholders	$—	$(565,489)
Change in net assets from fund share transactions	$(11,827,105)	$(46,142,741)
Total change in net assets	$(10,123,740)	$(45,037,714)
Net assets
At beginning of period	58,656,434	103,694,148
At end of period	$48,532,694	$58,656,434
See Notes to Financial Statements
10

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$11.50	$11.25	$11.46	$11.54	$10.91	$10.37
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00)(w)	$0.01	$0.03	$(0.01)	$0.09	$0.07
Net realized and unrealized gain (loss)	0.36	0.24	(0.24)	(0.05)	0.60	0.51
Total from investment operations	$0.36	$0.25	$(0.21)	$(0.06)	$0.69	$0.58
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$(0.02)	$(0.06)	$(0.04)
Net asset value, end of period (x)	$11.86	$11.50	$11.25	$11.46	$11.54	$10.91
Total return (%) (r)(s)(t)(x)	3.13(n)	2.22	(1.83)	(0.54)	6.30	5.59
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.21(a)	1.02	0.94	0.91	1.20	1.43
Expenses after expense reductions (h)	0.94(a)	0.93	0.92	0.88	0.74	0.71
Net investment income (loss)	(0.01)(a)(l)	0.11(l)	0.29	(0.07)	0.77	0.64
Portfolio turnover	5(n)	19	19	50	28	17
Net assets at end of period (000 omitted)	$3,500	$3,646	$10,280	$14,339	$12,826	$8,205
See Notes to Financial Statements
11

Financial Highlights – continued
Class B	Six months ended	Year ended
	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$10.95	$10.79	$11.08	$11.23	$10.66	$10.19
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)	$(0.06)	$(0.06)	$(0.09)	$(0.01)	$(0.03)
Net realized and unrealized gain (loss)	0.34	0.22	(0.23)	(0.06)	0.58	0.50
Total from investment operations	$0.30	$0.16	$(0.29)	$(0.15)	$0.57	$0.47
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—	$—
Net asset value, end of period (x)	$11.25	$10.95	$10.79	$11.08	$11.23	$10.66
Total return (%) (r)(s)(t)(x)	2.74(n)	1.48	(2.62)	(1.34)	5.35	4.61
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.96(a)	1.78	1.69	1.66	1.96	2.18
Expenses after expense reductions (h)	1.69(a)	1.68	1.67	1.65	1.67	1.65
Net investment income (loss)	(0.75)(a)(l)	(0.58)(l)	(0.53)	(0.84)	(0.05)	(0.31)
Portfolio turnover	5(n)	19	19	50	28	17
Net assets at end of period (000 omitted)	$73	$71	$80	$74	$75	$98

Class C	Six months ended	Year ended
	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$10.89	$10.74	$11.02	$11.18	$10.62	$10.15
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)	$(0.06)	$(0.06)	$(0.09)	$(0.02)	$(0.03)
Net realized and unrealized gain (loss)	0.34	0.21	(0.22)	(0.06)	0.58	0.50
Total from investment operations	$0.30	$0.15	$(0.28)	$(0.15)	$0.56	$0.47
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$(0.01)	$—	$—
Net asset value, end of period (x)	$11.19	$10.89	$10.74	$11.02	$11.18	$10.62
Total return (%) (r)(s)(t)(x)	2.75(n)	1.40	(2.54)	(1.35)	5.27	4.63
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.96(a)	1.78	1.69	1.67	1.94	2.19
Expenses after expense reductions (h)	1.69(a)	1.68	1.67	1.66	1.67	1.65
Net investment income (loss)	(0.76)(a)(l)	(0.57)(l)	(0.54)	(0.86)	(0.19)	(0.27)
Portfolio turnover	5(n)	19	19	50	28	17
Net assets at end of period (000 omitted)	$1,991	$2,369	$3,870	$6,363	$2,462	$1,074
See Notes to Financial Statements
12

Financial Highlights – continued
Class I	Six months ended	Year ended
	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$11.50	$11.30	$11.50	$11.57	$10.94	$10.39
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.05	$0.06	$0.02	$0.08	$0.07
Net realized and unrealized gain (loss)	0.36	0.23	(0.24)	(0.06)	0.61	0.52
Total from investment operations	$0.38	$0.28	$(0.18)	$(0.04)	$0.69	$0.59
Less distributions declared to shareholders
From net investment income	$—	$(0.08)	$(0.02)	$(0.03)	$(0.06)	$(0.04)
Net asset value, end of period (x)	$11.88	$11.50	$11.30	$11.50	$11.57	$10.94
Total return (%) (r)(s)(t)(x)	3.30(n)	2.49	(1.61)	(0.37)	6.33	5.74
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.96(a)	0.78	0.69	0.66	0.94	1.16
Expenses after expense reductions (h)	0.69(a)	0.68	0.67	0.65	0.67	0.65
Net investment income (loss)	0.26(a)(l)	0.43(l)	0.54	0.17	0.67	0.64
Portfolio turnover	5(n)	19	19	50	28	17
Net assets at end of period (000 omitted)	$39,288	$46,564	$82,106	$105,346	$78,292	$24,169

Class R1	Six months ended	Year ended
	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$10.95	$10.80	$11.08	$11.23	$10.66	$10.19
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)	$(0.06)	$(0.06)	$(0.09)	$(0.01)	$(0.03)
Net realized and unrealized gain (loss)	0.34	0.21	(0.22)	(0.06)	0.58	0.50
Total from investment operations	$0.30	$0.15	$(0.28)	$(0.15)	$0.57	$0.47
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—	$—
Net asset value, end of period (x)	$11.25	$10.95	$10.80	$11.08	$11.23	$10.66
Total return (%) (r)(s)(t)(x)	2.74(n)	1.39	(2.53)	(1.34)	5.35	4.61
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.96(a)	1.78	1.68	1.66	1.96	2.19
Expenses after expense reductions (h)	1.69(a)	1.68	1.67	1.65	1.67	1.65
Net investment income (loss)	(0.75)(a)(l)	(0.60)(l)	(0.51)	(0.83)	(0.10)	(0.29)
Portfolio turnover	5(n)	19	19	50	28	17
Net assets at end of period (000 omitted)	$58	$57	$56	$57	$58	$55
See Notes to Financial Statements
13

Financial Highlights – continued
Class R2	Six months ended	Year ended
	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$11.34	$11.15	$11.39	$11.48	$10.86	$10.33
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)	$(0.01)	$(0.00)(w)	$(0.04)	$0.04	$0.02
Net realized and unrealized gain (loss)	0.35	0.23	(0.24)	(0.05)	0.59	0.51
Total from investment operations	$0.34	$0.22	$(0.24)	$(0.09)	$0.63	$0.53
Less distributions declared to shareholders
From net investment income	$—	$(0.03)	$—	$—	$(0.01)	$—
Net asset value, end of period (x)	$11.68	$11.34	$11.15	$11.39	$11.48	$10.86
Total return (%) (r)(s)(t)(x)	3.00(n)	1.94	(2.11)	(0.78)	5.79	5.13
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.46(a)	1.28	1.19	1.16	1.46	1.69
Expenses after expense reductions (h)	1.19(a)	1.18	1.17	1.15	1.17	1.15
Net investment income (loss)	(0.25)(a)(l)	(0.10)(l)	(0.01)	(0.33)	0.40	0.21
Portfolio turnover	5(n)	19	19	50	28	17
Net assets at end of period (000 omitted)	$61	$59	$58	$59	$60	$56

Class R3	Six months ended	Year ended
	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$11.46	$11.27	$11.48	$11.55	$10.92	$10.37
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00)(w)	$0.02	$0.03	$(0.01)	$0.07	$0.05
Net realized and unrealized gain (loss)	0.36	0.22	(0.24)	(0.06)	0.59	0.52
Total from investment operations	$0.36	$0.24	$(0.21)	$(0.07)	$0.66	$0.57
Less distributions declared to shareholders
From net investment income	$—	$(0.05)	$—	$—	$(0.03)	$(0.02)
Net asset value, end of period (x)	$11.82	$11.46	$11.27	$11.48	$11.55	$10.92
Total return (%) (r)(s)(t)(x)	3.14(n)	2.17	(1.83)	(0.61)	6.09	5.49
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.21(a)	1.03	0.94	0.91	1.21	1.44
Expenses after expense reductions (h)	0.94(a)	0.93	0.92	0.90	0.92	0.90
Net investment income (loss)	(0.00)(a)(l)(w)	0.15(l)	0.24	(0.09)	0.65	0.45
Portfolio turnover	5(n)	19	19	50	28	17
Net assets at end of period (000 omitted)	$62	$60	$59	$60	$60	$57
See Notes to Financial Statements
14

Financial Highlights – continued
Class R4	Six months ended	Year ended
	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$11.50	$11.30	$11.50	$11.57	$10.93	$10.39
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01	$0.05	$0.06	$0.02	$0.10	$0.07
Net realized and unrealized gain (loss)	0.36	0.23	(0.24)	(0.07)	0.60	0.51
Total from investment operations	$0.37	$0.28	$(0.18)	$(0.05)	$0.70	$0.58
Less distributions declared to shareholders
From net investment income	$—	$(0.08)	$(0.02)	$(0.02)	$(0.06)	$(0.04)
Net asset value, end of period (x)	$11.87	$11.50	$11.30	$11.50	$11.57	$10.93
Total return (%) (r)(s)(t)(x)	3.22(n)	2.51	(1.60)	(0.40)	6.43	5.64
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.96(a)	0.78	0.69	0.66	0.96	1.19
Expenses after expense reductions (h)	0.69(a)	0.68	0.67	0.65	0.67	0.65
Net investment income (loss)	0.24(a)(l)	0.40(l)	0.49	0.16	0.90	0.71
Portfolio turnover	5(n)	19	19	50	28	17
Net assets at end of period (000 omitted)	$63	$61	$60	$61	$61	$57

Class R6	Six months ended	Year ended
	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Net asset value, beginning of period	$11.50	$11.31	$11.51	$11.57	$10.93	$10.39
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.06	$0.07	$0.04	$0.09	$0.08
Net realized and unrealized gain (loss)	0.37	0.22	(0.24)	(0.07)	0.61	0.51
Total from investment operations	$0.39	$0.28	$(0.17)	$(0.03)	$0.70	$0.59
Less distributions declared to shareholders
From net investment income	$—	$(0.09)	$(0.03)	$(0.03)	$(0.06)	$(0.05)
Net asset value, end of period (x)	$11.89	$11.50	$11.31	$11.51	$11.57	$10.93
Total return (%) (r)(s)(t)(x)	3.39(n)	2.50	(1.53)	(0.27)	6.44	5.67
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.89(a)	0.70	0.61	0.59	0.91	1.18
Expenses after expense reductions (h)	0.63(a)	0.60	0.59	0.58	0.62	0.64
Net investment income (loss)	0.34(a)(l)	0.51(l)	0.59	0.32	0.84	0.74
Portfolio turnover	5(n)	19	19	50	28	17
Net assets at end of period (000 omitted)	$3,435	$5,768	$7,125	$7,366	$14,345	$5,621

See Notes to Financial Statements
15

Financial Highlights – continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01 and total return or ratio was less than 0.01%, as applicable.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
16

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Managed Wealth Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in derivatives as part of its principal investment strategy. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicators on which the derivative is based. Derivatives can involve leverage.
The fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (underlying funds), which may have different fiscal year ends than the fund. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, and economic instability than developed markets.
The accounting policies of the underlying funds in which the fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov. The underlying funds' shareholder reports are not covered by this report.
The investment objective of each of the underlying funds held by the fund at November 30, 2023 was to seek capital appreciation.
17

Notes to Financial Statements (unaudited) - continued
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service.
Open-end investment companies are generally valued at net asset value per share. The
18

Notes to Financial Statements (unaudited) - continued
values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of November 30, 2023 in valuing the fund's assets and liabilities:
19

Notes to Financial Statements (unaudited) - continued
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$123,590	$—	$—	$123,590
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	1,985,990	—	1,985,990
Mutual Funds	46,564,088	—	—	46,564,088
Total	$46,687,678	$1,985,990	$—	$48,673,668
Other Financial Instruments
Futures Contracts – Assets	$49,864	$—	$—	$49,864
Futures Contracts – Liabilities	(547,444)	—	—	(547,444)
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets and liabilities.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were written options, purchased options, and futures contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at November 30, 2023 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Equity	Purchased Option Contracts	$123,590	$—
Equity	Futures Contracts	49,864	(547,444)
Total		$173,454	$(547,444)
(a)	The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the Statement of Assets and Liabilities. Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is reported separately within the Statement of Assets and Liabilities.
20

Notes to Financial Statements (unaudited) - continued
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended November 30, 2023 as reported in the Statement of Operations:
Risk	Futures Contracts	Unaffiliated Issuers (Purchased Options)	Written Options
Equity	$(3,594,220)	$(25,456)	$7,968
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended November 30, 2023 as reported in the Statement of Operations:
Risk	Futures Contracts	Unaffiliated Issuers (Purchased Options)	Written Options
Equity	$1,439,433	$(75,064)	$(5,912)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
21

Notes to Financial Statements (unaudited) - continued
The following table presents the fund's derivative assets and liabilities (by type) on a gross basis as of November 30, 2023:
Gross Amounts of:	Derivative Assets	Derivative Liabilities
Futures Contracts (a)	$—	$(88,748)
Purchased Options (a)	123,590	—
Total Gross Amount of Derivative Assets and Liabilities Presented in the Statement of Assets & Liabilities	$123,590	$(88,748)
Less: Derivative Assets and Liabilities Not Subject to a Master Netting Agreement or Similar Arrangement	123,590	(88,748)
Total Gross Amount of Derivative Assets and Liabilities Subject to a Master Netting Agreement or Similar Arrangement	$—	$—
(a)  The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the Statement of Assets and Liabilities. The amount presented here represents the fund's current day net variation margin for futures contracts.  This amount, which is recognized within the Statement of Assets and Liabilities, differs from the fair value of the futures contracts which is presented in the tables that follow the Portfolio of Investments.
Written Options — In exchange for a premium, the fund wrote put options on securities for which it anticipated the price would increase. At the time the option was written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.
The premium received is initially recorded as a liability in the Statement of Assets and Liabilities.  The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation.  When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund.
At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker or directly with the clearing broker, based on the type of option.  For uncleared options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it.  The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option.  Losses from writing options can exceed the premium received and can exceed the potential loss from an ordinary buy and sell transaction.  Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund
22

Notes to Financial Statements (unaudited) - continued
is equal to the market value of any collateral posted to the broker.  For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.
Purchased Options — The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund's exposure to an underlying instrument.
The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.
Whether or not the option is exercised, the fund's maximum risk of loss from purchasing an option is the amount of premium paid.  All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business,
23

Notes to Financial Statements (unaudited) - continued
the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investments Transactions and Income — Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gain from underlying funds are recorded on the ex-dividend date. Recognition of net investment income and realized gain from affiliated issuers by the fund is affected by the timing of the declaration of distributions by the underlying funds in which the fund invests.
The fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and derivative transactions.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 5/31/23
Ordinary income (including any short-term capital gains)	$565,489
24

Notes to Financial Statements (unaudited) - continued
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 11/30/23
Cost of investments	$30,000,662
Gross appreciation	18,815,555
Gross depreciation	(142,549)
Net unrealized appreciation (depreciation)	$18,673,006
As of 5/31/23
Undistributed ordinary income	319,558
Capital loss carryforwards	(16,201,429)
Net unrealized appreciation (depreciation)	18,536,105
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of May 31, 2023, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(13,752,271)
Long-Term	(2,449,158)
Total	$(16,201,429)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class.  Dividends are declared separately for each class.  Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 11/30/23	Year ended 5/31/23
Class I	$—	$514,052
Class R2	—	133
Class R3	—	280
Class R4	—	435
Class R6	—	50,589
Total	$—	$565,489
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.35% of the fund’s average daily net assets. MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this
25

Notes to Financial Statements (unaudited) - continued
agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until September 30, 2024. For the six months ended November 30, 2023, this management fee reduction amounted to $3,379, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended November 30, 2023 was equivalent to an annual effective rate of 0.34% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as fees and expenses associated with investments in investment companies and other similar investment vehicles), such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
0.91%	1.66%	1.66%	0.66%	1.66%	1.16%	0.91%	0.66%	0.63%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2024. For the six months ended November 30, 2023, this reduction amounted to $67,871, which is included in the reduction of total expenses in the Statement of Operations.
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $679 for the six months ended November 30, 2023, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes.  One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
26

Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 4,485
Class B	0.75%	0.25%	1.00%	1.00%	361
Class C	0.75%	0.25%	1.00%	1.00%	11,103
Class R1	0.75%	0.25%	1.00%	1.00%	288
Class R2	0.25%	0.25%	0.50%	0.50%	150
Class R3	—	0.25%	0.25%	0.25%	76
Total Distribution and Service Fees					$16,463
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2023 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. There were no service fee rebates for the six months ended November 30, 2023.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase.  All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2023, were as follows:
Amount
Class A	$—
Class B	—
Class C	12
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended November 30, 2023, the fee was $1,229, which equated to 0.0046% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended November 30, 2023, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $18,997.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on
27

Notes to Financial Statements (unaudited) - continued
average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended November 30, 2023 was equivalent to an annual effective rate of 0.0337% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
At November 30, 2023, MFS held approximately 79% of the outstanding shares of Class B and 100% of the outstanding shares of Class R1, Class R2, Class R3, and Class R4.
(4) Portfolio Securities
For the six months ended November 30, 2023, purchases and sales of investments, other than purchased options with an expiration date of less than one year from the time of purchase and short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$—	$2,000,000
Non-U.S. Government securities	2,725,291	16,174,166
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 11/30/23		Year ended 5/31/23
	Shares	Amount	Shares	Amount
Shares sold
Class A	24,442	$285,424	85,213	$954,991
Class C	553	6,110	24,881	266,864
Class I	445,306	5,195,469	1,631,940	18,412,053
Class R6	620	7,260	11,335	128,413
	470,921	$5,494,263	1,753,369	$19,762,321
28

Notes to Financial Statements (unaudited) - continued
	Six months ended 11/30/23		Year ended 5/31/23
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class I	—	$—	45,244	$511,263
Class R2	—	—	12	133
Class R3	—	—	25	280
Class R4	—	—	39	435
Class R6	—	—	24	275
	—	$—	45,344	$512,386
Shares reacquired
Class A	(46,492)	$(542,376)	(682,150)	$(7,594,286)
Class B	—	—	(914)	(9,952)
Class C	(40,212)	(444,572)	(167,709)	(1,801,193)
Class I	(1,187,281)	(13,856,088)	(4,891,424)	(55,415,825)
Class R6	(213,031)	(2,478,332)	(139,802)	(1,596,192)
	(1,487,016)	$(17,321,368)	(5,881,999)	$(66,417,448)
Net change
Class A	(22,050)	$(256,952)	(596,937)	$(6,639,295)
Class B	—	—	(914)	(9,952)
Class C	(39,659)	(438,462)	(142,828)	(1,534,329)
Class I	(741,975)	(8,660,619)	(3,214,240)	(36,492,509)
Class R2	—	—	12	133
Class R3	—	—	25	280
Class R4	—	—	39	435
Class R6	(212,411)	(2,471,072)	(128,443)	(1,467,504)
	(1,016,095)	$(11,827,105)	(4,083,286)	$(46,142,741)
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, the fund
29

Notes to Financial Statements (unaudited) - continued
and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended November 30, 2023, the fund’s commitment fee and interest expense were $175 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Growth Fund	$18,259,258	$764,097	$6,469,513	$2,172,742	$(174,352)	$14,552,232
MFS Institutional Money Market Portfolio	958,518	23,402,471	21,624,178	(445)	175	2,736,541
MFS International Equity Fund	17,508,732	978,249	4,613,572	1,237,878	(512,610)	14,598,677
MFS Value Fund	17,623,099	1,051,331	5,091,080	1,242,462	(149,174)	14,676,638
	$54,349,607	$26,196,148	$37,798,343	$4,652,637	$(835,961)	$46,564,088

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Growth Fund	$—	$43,653
MFS Institutional Money Market Portfolio	59,641	—
MFS International Equity Fund	—	—
MFS Value Fund	158,357	—
	$217,998	$43,653
30

Board Review of Investment Advisory Agreement
MFS Managed Wealth Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2023 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2022 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about
31

Board Review of Investment Advisory Agreement - continued
MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2022, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 4th quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 2nd quintile for the one-year period and the 4th quintile for the three-year period ended December 31, 2022 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
The Trustees expressed continued concern to MFS about the substandard investment performance of the Fund.  In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, as to MFS’ efforts to improve the Fund’s performance. In addition, the Trustees requested that they receive a separate update on the Fund’s performance at each of their regular meetings. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that MFS’ responses and efforts and plans to improve investment performance were sufficient to support approval of the continuance of the investment advisory agreement for an additional one-year period, but that they would continue to closely monitor the performance of the Fund.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information
32

Board Review of Investment Advisory Agreement - continued
provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is not subject to any breakpoints.  Taking into account the expense limitation noted above, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the group fee waiver was sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the
33

Board Review of Investment Advisory Agreement - continued
Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2023.
34

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
35

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
November 30, 2023
MFS®  International Large Cap Value Fund
MKV-SEM

MFS® International Large Cap Value Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
Portfolio structure
Top ten holdings
UBS AG	3.3%
Mitsubishi UFJ Financial Group, Inc.	3.1%
Eni S.p.A.	3.1%
BNP Paribas	3.0%
Schneider Electric SE	2.3%
Willis Towers Watson PLC	2.2%
Glencore PLC	2.2%
Roche Holding AG	2.1%
NatWest Group PLC	2.1%
Henkel AG & Co. KGaA	1.9%
GICS equity sectors (g)
Financials	26.2%
Industrials	17.1%
Consumer Staples	12.1%
Information Technology	8.5%
Energy	8.3%
Health Care	6.0%
Materials	6.0%
Consumer Discretionary	5.8%
Utilities	5.1%
Communication Services	3.2%
Issuer country weightings (i)(x)
United Kingdom	23.7%
Japan	15.4%
France	13.8%
Switzerland	8.5%
United States	7.8%
Germany	6.3%
Canada	6.0%
Ireland	3.7%
Italy	3.1%
Other Countries	11.7%
Currency exposure weightings (i)(y)
Euro	33.5%
British Pound Sterling	22.6%
Japanese Yen	15.4%
Swiss Franc	8.5%
United States Dollar	8.1%
Canadian Dollar	6.0%
South Korean Won	1.4%
Australian Dollar	1.2%
Taiwan Dollar	0.8%
Other Currencies	2.5%

1

Portfolio Composition - continued
(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio's net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of November 30, 2023.
The portfolio is actively managed and current holdings may be different.
2

Expense Table
Fund expenses borne by the shareholders during the period,
June 1, 2023 through November 30, 2023
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2023 through November 30, 2023.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
3

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/23	Ending Account Value 11/30/23	Expenses Paid During Period (p) 6/01/23-11/30/23
A	Actual	0.96%	$1,000.00	$1,049.27	$4.92
	Hypothetical (h)	0.96%	$1,000.00	$1,020.20	$4.85
C	Actual	1.71%	$1,000.00	$1,045.57	$8.74
	Hypothetical (h)	1.71%	$1,000.00	$1,016.45	$8.62
I	Actual	0.71%	$1,000.00	$1,050.60	$3.64
	Hypothetical (h)	0.71%	$1,000.00	$1,021.45	$3.59
R1	Actual	1.71%	$1,000.00	$1,045.34	$8.74
	Hypothetical (h)	1.71%	$1,000.00	$1,016.45	$8.62
R2	Actual	1.21%	$1,000.00	$1,047.58	$6.19
	Hypothetical (h)	1.21%	$1,000.00	$1,018.95	$6.11
R3	Actual	0.96%	$1,000.00	$1,049.11	$4.92
	Hypothetical (h)	0.96%	$1,000.00	$1,020.20	$4.85
R4	Actual	0.71%	$1,000.00	$1,050.64	$3.64
	Hypothetical (h)	0.71%	$1,000.00	$1,021.45	$3.59
R6	Actual	0.67%	$1,000.00	$1,050.73	$3.43
	Hypothetical (h)	0.67%	$1,000.00	$1,021.65	$3.39
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
4

Portfolio of Investments
11/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 96.4%
Aerospace & Defense – 1.5%
BAE Systems PLC	3,279,459	$43,471,607
Dassault Aviation S.A.	239,767	47,603,916
		$91,075,523
Airlines – 1.1%
Ryanair Holdings PLC, ADR (a)	561,009	$66,322,484
Alcoholic Beverages – 2.8%
Diageo PLC	2,428,298	$84,717,990
Heineken N.V.	346,361	31,631,470
Kirin Holdings Co. Ltd.	1,798,400	25,315,397
Pernod Ricard S.A.	168,074	29,006,493
		$170,671,350
Apparel Manufacturers – 2.0%
Burberry Group PLC	1,746,888	$32,275,426
Compagnie Financiere Richemont S.A.	520,982	64,966,580
Gildan Activewear, Inc.	611,933	22,151,258
		$119,393,264
Automotive – 2.4%
Aptiv PLC (a)	518,389	$42,943,345
Compagnie Generale des Etablissements Michelin	1,529,026	51,278,463
Continental AG	234,929	18,161,250
Koito Manufacturing Co. Ltd.	2,263,600	34,146,374
		$146,529,432
Broadcasting – 0.6%
WPP Group PLC	4,166,031	$37,173,481
Brokerage & Asset Managers – 2.6%
Barclays PLC	23,506,293	$41,854,353
Deutsche Boerse AG	400,847	76,050,918
IG Group Holdings PLC	4,853,474	41,910,515
		$159,815,786
Business Services – 2.9%
CGI, Inc. (a)	325,038	$33,048,744
Experian PLC	457,682	16,773,553
Nomura Research Institute Ltd.	570,600	15,979,571
RS Group PLC	4,212,124	39,743,712
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Business Services – continued
Secom Co. Ltd.	958,200	$66,536,281
		$172,081,861
Chemicals – 0.3%
Nutrien Ltd.	295,235	$15,791,412
Computer Software - Systems – 6.4%
Amadeus IT Group S.A.	549,996	$37,608,490
Capgemini	524,844	107,403,027
Fujitsu Ltd.	483,300	68,847,268
Hitachi Ltd.	1,294,200	89,780,433
Samsung Electronics Co. Ltd.	1,468,864	82,884,393
		$386,523,611
Construction – 1.0%
CRH PLC	320,390	$20,104,473
Techtronic Industries Co. Ltd.	3,951,500	40,115,467
		$60,219,940
Consumer Products – 1.9%
Haleon PLC	9,392,607	$39,136,328
Reckitt Benckiser Group PLC	1,109,647	75,619,172
		$114,755,500
Electrical Equipment – 3.9%
Legrand S.A.	488,995	$47,063,407
Mitsubishi Electric Corp.	3,608,800	48,901,114
Schneider Electric SE	768,893	141,124,829
		$237,089,350
Electronics – 3.0%
Kyocera Corp.	1,205,900	$66,614,872
NXP Semiconductors N.V.	325,613	66,451,101
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	517,863	50,393,249
		$183,459,222
Energy - Independent – 1.2%
Woodside Energy Group Ltd.	3,535,851	$72,425,720
Energy - Integrated – 7.1%
Eni S.p.A.	11,312,985	$186,781,546
Galp Energia SGPS S.A., “B”	2,732,015	40,607,216
Petroleo Brasileiro S.A., ADR	2,781,081	40,464,729
Suncor Energy, Inc. (l)	2,621,939	86,447,954
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Integrated – continued
TotalEnergies SE	1,051,427	$71,255,218
		$425,556,663
Food & Beverages – 1.0%
Danone S.A.	985,439	$63,254,191
Food & Drug Stores – 1.3%
Tesco PLC	22,524,791	$81,271,296
General Merchandise – 0.7%
B&M European Value Retail S.A.	6,018,248	$43,580,621
Insurance – 4.5%
Chubb Ltd.	132,266	$30,345,788
Manulife Financial Corp.	2,761,071	54,083,988
St. James's Place PLC	5,925,004	48,515,419
Willis Towers Watson PLC	550,356	135,552,683
		$268,497,878
Machinery & Tools – 4.1%
Aalberts Industries N.V.	730,030	$28,821,508
Daikin Industries Ltd.	376,700	56,291,572
Kubota Corp.	1,961,400	28,033,229
SMC Corp.	114,400	57,446,918
Toyota Industries Corp.	546,100	46,834,355
Weir Group PLC	1,259,904	29,791,298
		$247,218,880
Major Banks – 17.0%
ABN AMRO Group N.V., GDR	2,431,202	$32,589,965
Bank of Ireland Group PLC	10,031,102	93,792,961
BNP Paribas	2,904,941	182,670,374
DBS Group Holdings Ltd.	1,860,400	44,142,256
Lloyds Banking Group PLC	50,077,674	27,481,978
Mitsubishi UFJ Financial Group, Inc.	22,207,900	187,986,743
NatWest Group PLC	49,305,100	129,407,821
Resona Holdings, Inc.	6,905,800	35,795,948
Toronto-Dominion Bank	1,455,903	88,773,657
UBS AG	7,139,539	200,807,178
		$1,023,448,881
Medical & Health Technology & Services – 0.5%
ICON PLC (a)	118,575	$31,652,411
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Metals & Mining – 3.8%
Glencore PLC	23,498,717	$131,064,192
Rio Tinto PLC	1,472,370	100,356,262
		$231,420,454
Network & Telecom – 0.4%
LM Ericsson Telephone Co., “B”	4,739,308	$23,444,096
Other Banks & Diversified Financials – 2.2%
AIB Group PLC	13,537,079	$62,683,160
Julius Baer Group Ltd.	1,332,406	67,312,597
		$129,995,757
Pharmaceuticals – 5.5%
Bayer AG	1,854,971	$63,320,103
Novartis AG	511,362	49,705,531
Roche Holding AG	480,308	129,469,800
Sanofi	969,237	90,161,537
		$332,656,971
Printing & Publishing – 1.9%
RELX PLC	1,255,118	$48,199,393
Wolters Kluwer N.V.	487,269	66,988,548
		$115,187,941
Railroad & Shipping – 0.4%
Canadian Pacific Kansas City Ltd.	300,477	$21,632,041
Specialty Chemicals – 1.6%
Linde PLC	109,551	$45,328,917
Nitto Denko Corp.	700,400	49,674,262
		$95,003,179
Telecommunications - Wireless – 1.9%
KDDI Corp.	1,597,700	$49,840,567
Vodafone Group PLC	68,814,208	61,967,580
		$111,808,147
Telephone Services – 0.7%
Quebecor, Inc., “B”	1,841,074	$40,852,454
Tobacco – 3.1%
British American Tobacco PLC	2,253,282	$71,457,756
Imperial Brands PLC	4,315,897	100,608,477
Philip Morris International, Inc.	155,266	14,495,634
		$186,561,867
8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – 5.1%
E.ON SE	8,146,941	$105,838,927
Iberdrola S.A.	9,372,718	115,743,999
National Grid PLC	6,736,627	87,385,329
		$308,968,255
Total Common Stocks (Identified Cost, $5,056,309,606)		$5,815,339,919
Preferred Stocks – 1.9%
Consumer Products – 1.9%
Henkel AG & Co. KGaA (Identified Cost, $137,548,395)	1,476,938	$116,072,115
Investment Companies (h) – 1.2%
Money Market Funds – 1.2%
MFS Institutional Money Market Portfolio, 5.46% (v) (Identified Cost, $69,996,291)	69,992,283	$69,999,282
Collateral for Securities Loaned – 1.1%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 5.29% (j) (Identified Cost, $69,300,000)	69,300,000	$69,300,000

Other Assets, Less Liabilities – (0.6)%		(37,922,819)
Net Assets – 100.0%		$6,032,788,497

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $69,999,282 and $6,000,712,034, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
See Notes to Financial Statements
9

Financial Statements
Statement of Assets and Liabilities
At 11/30/23 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value, including $77,865,746 of securities on loan (identified cost, $5,263,158,001)	$6,000,712,034
Investments in affiliated issuers, at value (identified cost, $69,996,291)	69,999,282
Cash	1,044,694
Receivables for
Fund shares sold	195,617
Interest and dividends	32,466,018
Other assets	878
Total assets	$6,104,418,523
Liabilities
Payable to custodian	$335,844
Payables for
Fund shares reacquired	1,310,753
Collateral for securities loaned, at value (c)	69,300,000
Payable to affiliates
Investment adviser	92,778
Administrative services fee	3,389
Shareholder servicing costs	3,174
Distribution and service fees	146
Accrued expenses and other liabilities	583,942
Total liabilities	$71,630,026
Net assets	$6,032,788,497
Net assets consist of
Paid-in capital	$5,084,572,369
Total distributable earnings (loss)	948,216,128
Net assets	$6,032,788,497
Shares of beneficial interest outstanding	462,169,166

(c)	Non-cash collateral is not included.
10

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$6,638,641	511,022	$12.99
Class C	843,754	65,664	12.85
Class I	15,699,062	1,200,261	13.08
Class R1	90,388	7,003	12.91
Class R2	92,873	7,147	12.99
Class R3	93,113	7,147	13.03
Class R4	94,037	7,196	13.07
Class R6	6,009,236,629	460,363,726	13.05

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $13.78 [100 / 94.25 x $12.99]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
11

Financial Statements
Statement of Operations
Six months ended 11/30/23 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$96,014,875
Dividends from affiliated issuers	2,088,216
Income on securities loaned	109,981
Other	2,481
Foreign taxes withheld	(5,003,539)
Total investment income	$93,212,014
Expenses
Management fee	$21,395,669
Distribution and service fees	12,868
Shareholder servicing costs	10,397
Administrative services fee	310,117
Independent Trustees' compensation	48,363
Custodian fee	330,414
Shareholder communications	4,465
Audit and tax fees	35,031
Legal fees	14,571
Miscellaneous	110,532
Total expenses	$22,272,427
Fees paid indirectly	(6,541)
Reduction of expenses by investment adviser	(2,238,066)
Net expenses	$20,027,820
Net investment income (loss)	$73,184,194
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$30,189,301
Affiliated issuers	8,265
Foreign currency	(698,515)
Net realized gain (loss)	$29,499,051
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$187,050,245
Affiliated issuers	10,494
Translation of assets and liabilities in foreign currencies	846,171
Net unrealized gain (loss)	$187,906,910
Net realized and unrealized gain (loss)	$217,405,961
Change in net assets from operations	$290,590,155
See Notes to Financial Statements
12

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	11/30/23 (unaudited)	5/31/23
Change in net assets
From operations
Net investment income (loss)	$73,184,194	$170,931,119
Net realized gain (loss)	29,499,051	(16,257,757)
Net unrealized gain (loss)	187,906,910	(19,370,629)
Change in net assets from operations	$290,590,155	$135,302,733
Total distributions to shareholders	$—	$(154,660,884)
Change in net assets from fund share transactions	$(67,075,062)	$77,790,963
Total change in net assets	$223,515,093	$58,432,812
Net assets
At beginning of period	5,809,273,404	5,750,840,592
At end of period	$6,032,788,497	$5,809,273,404
See Notes to Financial Statements
13

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21(c)
Net asset value, beginning of period	$12.38	$12.41	$13.66	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.38	$0.35	$0.29
Net realized and unrealized gain (loss)	0.47	(0.09)	(1.11)	3.42
Total from investment operations	$0.61	$0.29	$(0.76)	$3.71
Less distributions declared to shareholders
From net investment income	$—	$(0.20)	$(0.27)	$(0.05)
From net realized gain	—	(0.12)	(0.22)	(0.00)(w)
Total distributions declared to shareholders	$—	$(0.32)	$(0.49)	$(0.05)
Net asset value, end of period (x)	$12.99	$12.38	$12.41	$13.66
Total return (%) (r)(s)(t)(x)	4.93(n)	2.45	(5.74)	37.16(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.04(a)	1.07	1.04	1.04(a)
Expenses after expense reductions (f)	0.96(a)	0.96	0.96	0.93(a)
Net investment income (loss)	2.15(a)	3.13	2.72	2.61(a)
Portfolio turnover	7(n)	26	24	18(n)
Net assets at end of period (000 omitted)	$6,639	$5,864	$2,956	$1,187
See Notes to Financial Statements
14

Financial Highlights – continued
Class C	Six months ended	Year ended
	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21(c)
Net asset value, beginning of period	$12.29	$12.33	$13.61	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.22	$0.22	$0.16
Net realized and unrealized gain (loss)	0.47	(0.02)	(1.08)	3.45
Total from investment operations	$0.56	$0.20	$(0.86)	$3.61
Less distributions declared to shareholders
From net investment income	$—	$(0.12)	$(0.20)	$—
From net realized gain	—	(0.12)	(0.22)	(0.00)(w)
Total distributions declared to shareholders	$—	$(0.24)	$(0.42)	$(0.00)(w)
Net asset value, end of period (x)	$12.85	$12.29	$12.33	$13.61
Total return (%) (r)(s)(t)(x)	4.56(n)	1.70	(6.46)	36.11(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.79(a)	1.83	1.78	1.81(a)
Expenses after expense reductions (f)	1.71(a)	1.71	1.71	1.68(a)
Net investment income (loss)	1.40(a)	1.89	1.69	1.49(a)
Portfolio turnover	7(n)	26	24	18(n)
Net assets at end of period (000 omitted)	$844	$905	$1,111	$636
See Notes to Financial Statements
15

Financial Highlights – continued
Class I	Six months ended	Year ended
	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21(c)
Net asset value, beginning of period	$12.45	$12.43	$13.69	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.39	$0.41	$0.31
Net realized and unrealized gain (loss)	0.47	(0.05)	(1.16)	3.44
Total from investment operations	$0.63	$0.34	$(0.75)	$3.75
Less distributions declared to shareholders
From net investment income	$—	$(0.20)	$(0.29)	$(0.06)
From net realized gain	—	(0.12)	(0.22)	(0.00)(w)
Total distributions declared to shareholders	$—	$(0.32)	$(0.51)	$(0.06)
Net asset value, end of period (x)	$13.08	$12.45	$12.43	$13.69
Total return (%) (r)(s)(t)(x)	5.06(n)	2.88	(5.60)	37.58(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.78(a)	0.82	0.79	0.79(a)
Expenses after expense reductions (f)	0.71(a)	0.71	0.71	0.68(a)
Net investment income (loss)	2.43(a)	3.28	3.15	2.82(a)
Portfolio turnover	7(n)	26	24	18(n)
Net assets at end of period (000 omitted)	$15,699	$11,178	$18,972	$2,775
See Notes to Financial Statements
16

Financial Highlights – continued
Class R1	Six months ended	Year ended
	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21(c)
Net asset value, beginning of period	$12.35	$12.36	$13.61	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.24	$0.19	$0.09
Net realized and unrealized gain (loss)	0.47	(0.04)	(1.06)	3.52
Total from investment operations	$0.56	$0.20	$(0.87)	$3.61
Less distributions declared to shareholders
From net investment income	$—	$(0.09)	$(0.16)	$—
From net realized gain	—	(0.12)	(0.22)	(0.00)(w)
Total distributions declared to shareholders	$—	$(0.21)	$(0.38)	$(0.00)(w)
Net asset value, end of period (x)	$12.91	$12.35	$12.36	$13.61
Total return (%) (r)(s)(t)(x)	4.53(n)	1.76	(6.49)	36.11(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.79(a)	1.83	1.78	1.83(a)
Expenses after expense reductions (f)	1.71(a)	1.71	1.71	1.68(a)
Net investment income (loss)	1.39(a)	2.04	1.43	0.85(a)
Portfolio turnover	7(n)	26	24	18(n)
Net assets at end of period (000 omitted)	$90	$86	$85	$91
See Notes to Financial Statements
17

Financial Highlights – continued
Class R2	Six months ended	Year ended
	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21(c)
Net asset value, beginning of period	$12.40	$12.41	$13.66	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.30	$0.25	$0.14
Net realized and unrealized gain (loss)	0.47	(0.04)	(1.05)	3.52
Total from investment operations	$0.59	$0.26	$(0.80)	$3.66
Less distributions declared to shareholders
From net investment income	$—	$(0.15)	$(0.23)	$(0.00)(w)
From net realized gain	—	(0.12)	(0.22)	(0.00)(w)
Total distributions declared to shareholders	$—	$(0.27)	$(0.45)	$(0.00)(w)
Net asset value, end of period (x)	$12.99	$12.40	$12.41	$13.66
Total return (%) (r)(s)(t)(x)	4.76(n)	2.26	(6.01)	36.63(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.29(a)	1.33	1.28	1.33(a)
Expenses after expense reductions (f)	1.21(a)	1.21	1.21	1.18(a)
Net investment income (loss)	1.89(a)	2.55	1.94	1.36(a)
Portfolio turnover	7(n)	26	24	18(n)
Net assets at end of period (000 omitted)	$93	$88	$86	$92
See Notes to Financial Statements
18

Financial Highlights – continued
Class R3	Six months ended	Year ended
	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21(c)
Net asset value, beginning of period	$12.42	$12.43	$13.68	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.33	$0.29	$0.17
Net realized and unrealized gain (loss)	0.47	(0.04)	(1.06)	3.54
Total from investment operations	$0.61	$0.29	$(0.77)	$3.71
Less distributions declared to shareholders
From net investment income	$—	$(0.18)	$(0.26)	$(0.03)
From net realized gain	—	(0.12)	(0.22)	(0.00)(w)
Total distributions declared to shareholders	$—	$(0.30)	$(0.48)	$(0.03)
Net asset value, end of period (x)	$13.03	$12.42	$12.43	$13.68
Total return (%) (r)(s)(t)(x)	4.91(n)	2.51	(5.77)	37.15(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.04(a)	1.08	1.03	1.08(a)
Expenses after expense reductions (f)	0.96(a)	0.96	0.96	0.93(a)
Net investment income (loss)	2.14(a)	2.80	2.19	1.61(a)
Portfolio turnover	7(n)	26	24	18(n)
Net assets at end of period (000 omitted)	$93	$89	$87	$92
See Notes to Financial Statements
19

Financial Highlights – continued
Class R4	Six months ended	Year ended
	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21(c)
Net asset value, beginning of period	$12.44	$12.45	$13.70	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.36	$0.32	$0.19
Net realized and unrealized gain (loss)	0.48	(0.04)	(1.06)	3.57
Total from investment operations	$0.63	$0.32	$(0.74)	$3.76
Less distributions declared to shareholders
From net investment income	$—	$(0.21)	$(0.29)	$(0.06)
From net realized gain	—	(0.12)	(0.22)	(0.00)(w)
Total distributions declared to shareholders	$—	$(0.33)	$(0.51)	$(0.06)
Net asset value, end of period (x)	$13.07	$12.44	$12.45	$13.70
Total return (%) (r)(s)(t)(x)	5.06(n)	2.76	(5.53)	37.67(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.78(a)	0.83	0.78	0.83(a)
Expenses after expense reductions (f)	0.71(a)	0.71	0.71	0.68(a)
Net investment income (loss)	2.39(a)	3.05	2.44	1.86(a)
Portfolio turnover	7(n)	26	24	18(n)
Net assets at end of period (000 omitted)	$94	$90	$87	$92
See Notes to Financial Statements
20

Financial Highlights – continued
Class R6	Six months ended	Year ended
	11/30/23 (unaudited)	5/31/23	5/31/22	5/31/21(c)
Net asset value, beginning of period	$12.42	$12.44	$13.68	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.37	$0.32	$0.30
Net realized and unrealized gain (loss)	0.47	(0.05)	(1.04)	3.44
Total from investment operations	$0.63	$0.32	$(0.72)	$3.74
Less distributions declared to shareholders
From net investment income	$—	$(0.22)	$(0.30)	$(0.06)
From net realized gain	—	(0.12)	(0.22)	(0.00)(w)
Total distributions declared to shareholders	$—	$(0.34)	$(0.52)	$(0.06)
Net asset value, end of period (x)	$13.05	$12.42	$12.44	$13.68
Total return (%) (r)(s)(t)(x)	5.07(n)	2.76	(5.45)	37.49(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.74(a)	0.75	0.74	0.78(a)
Expenses after expense reductions (f)	0.67(a)	0.64	0.66	0.67(a)
Net investment income (loss)	2.44(a)	3.12	2.45	2.74(a)
Portfolio turnover	7(n)	26	24	18(n)
Net assets at end of period (000 omitted)	$6,009,237	$5,790,974	$5,727,457	$5,800,471

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, June 30, 2020, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
21

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS International Large Cap Value Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
22

Notes to Financial Statements (unaudited) - continued
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted
23

Notes to Financial Statements (unaudited) - continued
quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$5,931,412,034	$—	$—	$5,931,412,034
Mutual Funds	139,299,282	—	—	139,299,282
Total	$6,070,711,316	$—	$—	$6,070,711,316
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $77,865,746. The fair value of the fund's investment securities on loan and a related liability of $69,300,000 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. Additionally, these loans were collateralized by U.S. Treasury
24

Notes to Financial Statements (unaudited) - continued
Obligations of $12,604,365 held by the lending agent. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended November 30, 2023, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the
25

Notes to Financial Statements (unaudited) - continued
applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies and wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 5/31/23
Ordinary income (including any short-term capital gains)	$100,001,304
Long-term capital gains	54,659,580
Total distributions	$154,660,884
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 11/30/23
Cost of investments	$5,369,728,404
Gross appreciation	1,075,600,571
Gross depreciation	(374,617,659)
Net unrealized appreciation (depreciation)	$700,982,912
As of 5/31/23
Undistributed ordinary income	143,088,972
Undistributed long-term capital gain	6,008,717
Other temporary differences	(2,269,770)
Net unrealized appreciation (depreciation)	510,798,054
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class.  Dividends are declared separately for each class.  Differences in per share dividend rates are generally due to differences in separate class expenses. Class C shares will convert to Class A shares
26

Notes to Financial Statements (unaudited) - continued
approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 11/30/23	Year ended 5/31/23
Class A	$—	$92,354
Class C	—	21,579
Class I	—	110,874
Class R1	—	1,489
Class R2	—	1,915
Class R3	—	2,129
Class R4	—	2,348
Class R6	—	154,428,196
Total	$—	$154,660,884
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $2.5 billion	0.75%
In excess of $2.5 billion and up to $5 billion	0.70%
In excess of $5 billion and up to $10 billion	0.65%
In excess of $10 billion and up to $20 billion	0.62%
In excess of $20 billion	0.60%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until September 30, 2024. For the six months ended November 30, 2023, this management fee reduction amounted to $381,261, which is included in the reduction of total expenses in the Statement of Operations.
The management fee incurred for the six months ended November 30, 2023 was equivalent to an annual effective rate of 0.70% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
			Classes
A	C	I	R1	R2	R3	R4	R6
0.96%	1.71%	0.71%	1.71%	1.21%	0.96%	0.71%	0.67%
27

Notes to Financial Statements (unaudited) - continued
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2024. For the six months ended November 30, 2023, this reduction amounted to $1,856,805, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $528 for the six months ended November 30, 2023, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes.  One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 7,854
Class C	0.75%	0.25%	1.00%	1.00%	4,224
Class R1	0.75%	0.25%	1.00%	1.00%	446
Class R2	0.25%	0.25%	0.50%	0.50%	229
Class R3	—	0.25%	0.25%	0.25%	115
Total Distribution and Service Fees					$12,868
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2023 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. There were no service fee rebates for the six months ended November 30, 2023.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended November 30, 2023, the fee was $2,142, which equated to 0.0001% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended November 30, 2023, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $8,255.
28

Notes to Financial Statements (unaudited) - continued
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended November 30, 2023 was equivalent to an annual effective rate of 0.0103% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On August 3, 2022, MFS redeemed 31,476 shares of Class A and 8,851 shares of Class R6 for an aggregate amount of $361,324 and $103,645, respectively.
At November 30, 2023, MFS held approximately 99% of the outstanding shares of Class R2 and 100% of the outstanding shares each of Class R1, Class R3, and Class R4.
(4) Portfolio Securities
For the six months ended November 30, 2023, purchases and sales of investments, other than short-term obligations, aggregated $432,203,535 and $394,778,825, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 11/30/23		Year ended 5/31/23
	Shares	Amount	Shares	Amount
Shares sold
Class A	111,518	$1,441,564	334,913	$4,028,645
Class C	2,431	30,632	11,481	132,184
Class I	388,090	5,008,133	912,006	11,194,080
Class R2	26	332	27	324
Class R6	6,145,040	79,698,096	33,233,068	392,833,612
	6,647,105	$86,178,757	34,491,495	$408,188,845
29

Notes to Financial Statements (unaudited) - continued
	Six months ended 11/30/23		Year ended 5/31/23
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	7,853	$92,354
Class C	—	—	1,841	21,579
Class I	—	—	9,380	110,873
Class R1	—	—	127	1,489
Class R2	—	—	161	1,904
Class R3	—	—	181	2,129
Class R4	—	—	199	2,348
Class R6	—	—	13,088,616	154,314,784
	—	$—	13,108,358	$154,547,460
Shares reacquired
Class A	(74,084)	$(942,656)	(107,426)	$(1,269,186)
Class C	(10,353)	(133,526)	(29,818)	(361,861)
Class I	(85,466)	(1,090,684)	(1,549,510)	(17,310,055)
Class R6	(11,906,822)	(151,086,953)	(40,735,170)	(466,004,240)
	(12,076,725)	$(153,253,819)	(42,421,924)	$(484,945,342)
Net change
Class A	37,434	$498,908	235,340	$2,851,813
Class C	(7,922)	(102,894)	(16,496)	(208,098)
Class I	302,624	3,917,449	(628,124)	(6,005,102)
Class R1	—	—	127	1,489
Class R2	26	332	188	2,228
Class R3	—	—	181	2,129
Class R4	—	—	199	2,348
Class R6	(5,761,782)	(71,388,857)	5,586,514	81,144,156
	(5,429,620)	$(67,075,062)	5,177,929	$77,790,963
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Growth Allocation Fund, and the MFS Conservative Allocation Fund were the owners of record of approximately 91%, 3%, 2%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to
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Notes to Financial Statements (unaudited) - continued
the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended November 30, 2023, the fund’s commitment fee and interest expense were $14,801 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$80,470,573	$321,721,446	$332,211,496	$8,265	$10,494	$69,999,282

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$2,088,216	$—
31

Board Review of Investment Advisory Agreement
MFS International Large Cap Value Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2023 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for the one-year period ended December 31, 2022 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about
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Board Review of Investment Advisory Agreement - continued
MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over the one-year period ended December 31, 2022.  The total return performance of the Fund’s Class I common shares was in the 3rd  quintile relative to the other funds in the universe for this one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The Fund commenced operations on June 30, 2020, and has a limited operating history and performance record; therefore, no performance data for the three- or five-year periods was available.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have
33

Board Review of Investment Advisory Agreement - continued
comparable investment strategies to the Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $2.5 billion, $5 billion, $10 billion, and $20 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs,
34

Board Review of Investment Advisory Agreement - continued
and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2023.
35

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
36

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Item 1(b):

Not applicable.

ITEM 2. CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to an element of the Code's definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included as part of the report to shareholders of such series under Item 1(a) of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not Applicable.

ITEM 14. EXHIBITS.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(2)A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)Change in the registrant's independent public accountant. Not applicable.

(b)If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST X

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date: January 12, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date: January 12, 2024

By (Signature and Title)*

/S/ JAMES O. YOST

James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer) Date: January 12, 2024

* Print name and title of each signing officer under his or her signature.